UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	9/30/2017

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS — 50.0%
Aerospace & Defense — 1.2%
Arconic, Inc.	25,080	$623,990
Boeing Co. (The)	31,850	8,096,588
General Dynamics Corp.	16,100	3,309,838
L3 Technologies, Inc.	4,500	847,935
Lockheed Martin Corp.	14,200	4,406,118
Northrop Grumman Corp.	9,962	2,866,267
Raytheon Co.	16,500	3,078,570
Rockwell Collins, Inc.	9,200	1,202,532
Safran SA (France)	1,136	116,086
Textron, Inc.	14,900	802,812
Thales SA (France)	379	42,922
TransDigm Group, Inc.(a)	2,900	741,385
United Technologies Corp.	42,300	4,910,184

		31,045,227

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	8,300	631,630
Deutsche Post AG (Germany)	3,617	161,224
Expeditors International of Washington, Inc.	10,100	604,586
FedEx Corp.	13,950	3,146,841
United Parcel Service, Inc. (Class B Stock)	39,100	4,695,519

		9,239,800

Airlines — 0.3%
Alaska Air Group, Inc.	7,300	556,771
American Airlines Group, Inc.(a)	25,600	1,215,744
Delta Air Lines, Inc.	39,200	1,890,224
Deutsche Lufthansa AG (Germany)	15,142	421,080
International Consolidated Airlines Group SA (United Kingdom)	3,186	25,391
Southwest Airlines Co.	32,200	1,802,556
United Continental Holdings, Inc.*	15,300	931,464

		6,843,230

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	6,300	332,153
BorgWarner, Inc.	11,800	604,514
Bridgestone Corp. (Japan)	2,300	104,429
Delphi Automotive PLC	15,200	1,495,680
Goodyear Tire & Rubber Co. (The)(a)	13,400	445,550
Koito Manufacturing Co. Ltd. (Japan)	400	25,118
Sumitomo Electric Industries Ltd. (Japan)	2,700	44,140
Toyota Industries Corp. (Japan)	600	34,507

		3,086,091

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	4,519	458,650
Daimler AG (Germany)	3,463	276,433
Ferrari NV (Italy)	442	48,906
Fiat Chrysler Automobiles NV (United Kingdom)*	3,504	62,796
Ford Motor Co.	221,685	2,653,570
General Motors Co.	77,400	3,125,412
Harley-Davidson, Inc.(a)	10,200	491,742
Honda Motor Co. Ltd. (Japan)	5,800	171,335
Mitsubishi Motors Corp. (Japan)	2,500	19,793
Peugeot SA (France)	974	23,186
Suzuki Motor Corp. (Japan)	8,100	425,129
Toyota Motor Corp. (Japan)	3,900	232,551
Volkswagen AG (Germany)	123	20,805

		8,010,308

Banks — 3.4%
Aozora Bank Ltd. (Japan)	200	7,615
Banco Bilbao Vizcaya Argentaria SA (Spain)	11,317	101,178
Banco Santander SA (Spain)	3,911	27,357
Bank Leumi Le-Israel BM (Israel)	5,300	28,167
Bank of America Corp.	560,321	14,198,534
BB&T Corp.	46,000	2,159,240
Bendigo & Adelaide Bank Ltd. (Australia)	11,964	109,233
BNP Paribas SA (France)	8,100	653,470
Citigroup, Inc.	156,185	11,360,897
Citizens Financial Group, Inc.	28,700	1,086,869
Comerica, Inc.	10,300	785,478
Commonwealth Bank of Australia (Australia)	1,567	92,787
Credit Agricole SA (France)	25,515	464,475
Danske Bank A/S (Denmark)	2,686	107,638
DNB ASA (Norway)	13,449	271,536
Fifth Third Bancorp	42,921	1,200,930
Hang Seng Bank Ltd. (Hong Kong)	3,800	92,901
HSBC Holdings PLC (United Kingdom)	103,358	1,021,778
Huntington Bancshares, Inc.	61,636	860,439
ING Groep NV (Netherlands)	32,581	600,541
Intesa Sanpaolo SpA (Italy)	46,421	164,344
Intesa Sanpaolo SpA, RSP (Italy)	1,867	6,187
JPMorgan Chase & Co.	200,745	19,173,155
KBC Groep NV (Belgium)	4,931	418,343
KeyCorp.	62,100	1,168,722
Lloyds Banking Group PLC (United Kingdom)	599,658	544,942
M&T Bank Corp.	8,800	1,417,152
Mediobanca SpA (Italy)	20,048	215,443
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,600	101,429
Mizuho Financial Group, Inc. (Japan)(a)	85,500	149,885
National Australia Bank Ltd. (Australia)	5,302	131,452
Oversea-Chinese Banking Corp. Ltd. (Singapore)	37,000	305,112
People’s United Financial, Inc.(a)	16,500	299,310
PNC Financial Services Group, Inc. (The)	27,433	3,697,145
Regions Financial Corp.	68,103	1,037,209
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	9,075	119,728
SunTrust Banks, Inc.	27,400	1,637,698
Swedbank AB (Sweden) (Class A Stock)	15,471	428,416
U.S. Bancorp	89,885	4,816,937
United Overseas Bank Ltd. (Singapore)	4,700	81,619
Wells Fargo & Co.	255,064	14,066,780
Westpac Banking Corp. (Australia)	9,173	230,733
Zions Bancorporation	11,550	544,929

		85,987,733

Beverages — 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	58	6,933
Asahi Group Holdings Ltd. (Japan)	1,400	56,614
Brown-Forman Corp. (Class B Stock)	10,200	553,860
Coca-Cola Co. (The)	218,101	9,816,726
Coca-Cola European Partners PLC (United Kingdom)	850	35,638
Coca-Cola HBC AG (Switzerland)*	1,368	46,319
Constellation Brands, Inc. (Class A Stock)	9,800	1,954,610
Diageo PLC (United Kingdom)	9,202	302,612
Dr. Pepper Snapple Group, Inc.	10,500	928,935
Kirin Holdings Co. Ltd. (Japan)	2,900	68,133

Molson Coors Brewing Co. (Class B Stock)	10,500	857,220
Monster Beverage Corp.*	22,900	1,265,225
PepsiCo, Inc.	81,007	9,026,610
Pernod Ricard SA (France)	753	104,165
Treasury Wine Estates Ltd. (Australia)	2,592	27,884

		25,051,484

Biotechnology — 1.5%
AbbVie, Inc.	90,300	8,024,058
Alexion Pharmaceuticals, Inc.*	12,800	1,795,712
Amgen, Inc.	41,737	7,781,864
Biogen, Inc.*	12,160	3,807,539
Celgene Corp.*	44,300	6,459,826
Gilead Sciences, Inc.	74,100	6,003,582
Incyte Corp.*	9,700	1,132,378
Regeneron Pharmaceuticals, Inc.*	4,340	1,940,501
Vertex Pharmaceuticals, Inc.*	14,200	2,158,968

		39,104,428

Building Products — 0.2%
A.O. Smith Corp.	8,700	517,041
Allegion PLC	5,733	495,733
Asahi Glass Co. Ltd. (Japan)	1,300	48,286
Cie de Saint-Gobain (France)	865	51,536
Daikin Industries Ltd. (Japan)	800	81,018
Fortune Brands Home & Security, Inc.	8,800	591,624
Johnson Controls International PLC	53,222	2,144,314
Masco Corp.	18,500	721,685

		4,651,237

Capital Markets — 1.5%
3i Group PLC (United Kingdom)	1,967	24,082
Affiliated Managers Group, Inc.	3,400	645,422
Ameriprise Financial, Inc.	8,720	1,295,007
Bank of New York Mellon Corp. (The)	58,958	3,125,953
BlackRock, Inc.	6,900	3,084,921
CBOE Holdings, Inc.	5,400	581,202
Charles Schwab Corp. (The)	68,950	3,015,873
CME Group, Inc.	19,300	2,618,624
E*TRADE Financial Corp.*	15,920	694,271
Franklin Resources, Inc.	19,600	872,396
Goldman Sachs Group, Inc. (The)	20,800	4,933,552
Intercontinental Exchange, Inc.	33,555	2,305,229
Invesco Ltd.	22,500	788,400
London Stock Exchange Group PLC (United Kingdom)	1,157	59,407
Macquarie Group Ltd. (Australia)	5,696	407,811
Moody’s Corp.	9,500	1,322,495
Morgan Stanley	80,780	3,891,173
Nasdaq, Inc.	6,800	527,476
Natixis SA (France)	52,765	422,273
Nomura Holdings, Inc. (Japan)	36,400	204,240
Northern Trust Corp.	12,300	1,130,739
Partners Group Holding AG (Switzerland)	557	378,146
Raymond James Financial, Inc.	7,200	607,176
S&P Global, Inc.	14,700	2,297,757
Schroders PLC (United Kingdom)	595	26,767
State Street Corp.	20,100	1,920,354
T. Rowe Price Group, Inc.(a)	13,700	1,241,905

		38,422,651

Chemicals — 1.1%
Air Products & Chemicals, Inc.	12,400	1,875,128
Albemarle Corp.	6,500	886,015
Arkema SA (France)	245	30,062
Asahi Kasei Corp. (Japan)	4,000	49,290
BASF SE (Germany)	3,747	399,189
CF Industries Holdings, Inc.	13,200	464,112
Covestro AG (Germany), 144A	4,294	369,500
DowDuPont, Inc.	130,341	9,023,507
Eastman Chemical Co.	8,400	760,116
Ecolab, Inc.	14,800	1,903,428
EMS-Chemie Holding AG (Switzerland)	30	19,965
FMC Corp.(a)	7,500	669,825
Hitachi Chemical Co. Ltd. (Japan)	400	10,976
International Flavors & Fragrances, Inc.	4,500	643,095
JSR Corp. (Japan)	400	7,606
Koninklijke DSM NV (Netherlands)	665	54,441
Kuraray Co. Ltd. (Japan)	1,300	24,323
LyondellBasell Industries NV (Class A Stock)	18,800	1,862,140
Mitsubishi Chemical Holdings Corp. (Japan)	41,600	396,613
Mitsui Chemicals, Inc. (Japan)	10,000	304,175
Monsanto Co.	24,894	2,982,799
Mosaic Co. (The)	19,900	429,641
PPG Industries, Inc.	14,600	1,586,436
Praxair, Inc.	16,200	2,263,788
Sherwin-Williams Co. (The)	4,650	1,664,886
Shin-Etsu Chemical Co. Ltd. (Japan)	1,400	125,300
Sika AG (Switzerland)	6	44,674
Sumitomo Chemical Co. Ltd. (Japan)	6,000	37,536
Teijin Ltd. (Japan)	14,900	293,960
Tosoh Corp. (Japan)	1,000	22,572

		29,205,098

Commercial Services & Supplies — 0.2%
Cintas Corp.	5,200	750,256
Dai Nippon Printing Co. Ltd. (Japan)	1,000	23,981
Republic Services, Inc.	13,165	869,680
Stericycle, Inc.*	4,900	350,938
Toppan Printing Co. Ltd. (Japan)	2,000	19,841
Waste Management, Inc.	23,042	1,803,497

		3,818,193

Communications Equipment — 0.5%
Cisco Systems, Inc.	283,500	9,534,105
F5 Networks, Inc.*	4,000	482,240
Harris Corp.	7,100	934,928
Juniper Networks, Inc.	20,500	570,515
Motorola Solutions, Inc.(a)	9,389	796,845

		12,318,633

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	685	25,412
Fluor Corp.	7,800	328,380
Hochtief AG (Germany)	916	154,714
Jacobs Engineering Group, Inc.	6,700	390,409
Kajima Corp. (Japan)	13,000	129,212
Obayashi Corp. (Japan)	31,200	374,227
Quanta Services, Inc.*	8,400	313,908
Taisei Corp. (Japan)	3,200	167,814
Vinci SA (France)	1,813	172,258

		2,056,334

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,700	763,051
Vulcan Materials Co.	7,600	908,960

		1,672,011

Consumer Finance — 0.4%
American Express Co.	42,600	3,853,596
Capital One Financial Corp.	27,461	2,324,848
Discover Financial Services	21,540	1,388,899
Navient Corp.	15,300	229,806
Synchrony Financial	43,672	1,356,016

		9,153,165

Containers & Packaging — 0.2%
Avery Dennison Corp.	5,400	531,036
Ball Corp.	19,900	821,870
International Paper Co.	23,473	1,333,736
Packaging Corp. of America	5,600	642,208
Sealed Air Corp.	10,800	461,376
WestRock Co.	14,344	813,735

		4,603,961

Distributors — 0.1%
Genuine Parts Co.	8,400	803,460
LKQ Corp.*	18,000	647,820

		1,451,280

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	11,600	307,168

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	108,400	19,871,888
Investor AB (Sweden) (Class B Stock)	1,403	69,412
Leucadia National Corp.	16,700	421,675
ORIX Corp. (Japan)	22,400	361,631

		20,724,606

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	348,638	13,656,151
CenturyLink, Inc.(a)	28,836	545,000
Deutsche Telekom AG (Germany)	593	11,074
HKT Trust & HKT Ltd. (Hong Kong)	4,000	4,861
Level 3 Communications, Inc.*	16,700	889,943
Nippon Telegraph & Telephone Corp. (Japan)	9,000	412,387
Orange SA (France)	25,668	420,284
Telecom Italia SpA (Italy)*	345,641	324,222
Telecom Italia SpA, RSP (Italy)	22,010	16,565
Telefonica SA (Spain)	8,048	87,458
Telenor ASA (Norway)	1,622	34,361
Verizon Communications, Inc.	231,276	11,445,849

		27,848,155

Electric Utilities — 1.0%
Alliant Energy Corp.	12,400	515,468
American Electric Power Co., Inc.	27,860	1,956,886
Chubu Electric Power Co., Inc. (Japan)	2,400	29,827
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	17,242

CLP Holdings Ltd. (Hong Kong)	7,000	71,866
Duke Energy Corp.	39,761	3,336,743
Edison International	18,500	1,427,645
EDP-Energias de Portugal SA (Portugal)	30,232	113,995
Endesa SA (Spain)	7,318	165,130
Enel SpA (Italy)	90,399	544,589
Entergy Corp.	10,300	786,508
Eversource Energy	18,000	1,087,920
Exelon Corp.	52,513	1,978,165
FirstEnergy Corp.	24,206	746,271
Iberdrola SA (Spain)	36,403	283,055
Kansai Electric Power Co., Inc. (The) (Japan)	2,700	34,559
Kyushu Electric Power Co., Inc. (Japan)	1,500	15,935
NextEra Energy, Inc.	26,600	3,898,230
PG&E Corp.	29,000	1,974,610
Pinnacle West Capital Corp.	6,600	558,096
PPL Corp.	38,700	1,468,665
Red Electrica Corp. SA (Spain)	1,526	32,099
Southern Co. (The)	56,400	2,771,496
SSE PLC (United Kingdom)	3,600	67,364
Terna Rete Elettrica Nazionale SpA (Italy)	5,273	30,810
Tohoku Electric Power Co., Inc. (Japan)	1,700	21,631
Xcel Energy, Inc.	28,810	1,363,289

		25,298,094

Electrical Equipment — 0.3%
Acuity Brands, Inc.(a)	2,600	445,328
AMETEK, Inc.	12,900	851,916
Eaton Corp. PLC	25,437	1,953,307
Emerson Electric Co.	36,600	2,299,944
Nidec Corp. (Japan)	500	61,465
Rockwell Automation, Inc.	7,300	1,300,933
Siemens Gamesa Renewable Energy SA (Spain)	18,610	243,150
Vestas Wind Systems A/S (Denmark)	4,449	399,902

		7,555,945

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	17,400	1,472,736
Corning, Inc.	52,200	1,561,824
FLIR Systems, Inc.	8,100	315,171
Hitachi Ltd. (Japan)	65,000	458,305
Keyence Corp. (Japan)	200	106,374
Kyocera Corp. (Japan)	6,300	391,015
Nippon Electric Glass Co. Ltd. (Japan)	800	31,011
TE Connectivity Ltd.	20,200	1,677,812

		6,014,248

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	24,298	889,793
Halliburton Co.	49,200	2,264,676
Helmerich & Payne, Inc.(a)	6,600	343,926
National Oilwell Varco, Inc.(a)	21,500	768,195
Schlumberger Ltd.	78,824	5,498,762
TechnipFMC PLC (United Kingdom)*	26,900	751,048

		10,516,400

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	5,200	618,644
American Tower Corp.	24,100	3,293,988
Apartment Investment & Management Co. (Class A Stock)	9,433	413,731

AvalonBay Communities, Inc.	7,875	1,405,058
Boston Properties, Inc.(a)	8,800	1,081,344
Crown Castle International Corp.	22,900	2,289,542
Digital Realty Trust, Inc.(a)	10,200	1,206,966
Duke Realty Corp.	20,600	593,692
Equinix, Inc.	4,454	1,987,820
Equity Residential	20,800	1,371,344
Essex Property Trust, Inc.(a)	3,750	952,613
Extra Space Storage, Inc.(a)	7,000	559,440
Federal Realty Investment Trust	4,100	509,261
GGP, Inc.(a)	33,100	687,487
Goodman Group (Australia)	6,830	44,221
GPT Group (The) (Australia)	42,095	164,031
HCP, Inc.	25,500	709,665
Host Hotels & Resorts, Inc.	41,882	774,398
Iron Mountain, Inc.	13,902	540,788
Kimco Realty Corp.(a)	21,800	426,190
Klepierre SA (France)	804	31,578
Land Securities Group PLC (United Kingdom)	19,934	259,989
Link REIT (Hong Kong)	8,000	65,056
Macerich Co. (The)(a)	6,400	351,808
Mid-America Apartment Communities, Inc.	6,600	705,408
Mirvac Group (Australia)	7,627	13,720
Prologis, Inc.	30,077	1,908,686
Public Storage	8,500	1,818,915
Realty Income Corp.(a)	15,500	886,445
Regency Centers Corp.(a)	8,800	545,952
SBA Communications Corp.*	6,200	893,110
Simon Property Group, Inc.	17,693	2,848,750
SL Green Realty Corp.(a)	6,000	607,920
Stockland (Australia)	69,507	234,732
UDR, Inc.	15,800	600,874
Ventas, Inc.	20,118	1,310,285
Vornado Realty Trust	9,925	763,034
Welltower, Inc.(a)	20,800	1,461,824
Weyerhaeuser Co.	42,618	1,450,291

		36,388,600

Food & Staples Retailing — 0.9%
Casino Guichard Perrachon SA (France)	201	11,921
Costco Wholesale Corp.	24,900	4,090,821
CVS Health Corp.	57,748	4,696,067
ICA Gruppen AB (Sweden)(a)	8,644	325,180
J. Sainsbury PLC (United Kingdom)	105,999	337,957
Kroger Co. (The)	51,692	1,036,942
Sysco Corp.	27,900	1,505,205
Wal-Mart Stores, Inc.	83,800	6,548,132
Walgreens Boots Alliance, Inc.	50,400	3,891,888
Wesfarmers Ltd. (Australia)	4,122	133,815
WM Morrison Supermarkets PLC (United Kingdom)	72,065	226,132

		22,804,060

Food Products — 0.7%
Archer-Daniels-Midland Co.	32,326	1,374,178
Campbell Soup Co.(a)	10,800	505,656
Conagra Brands, Inc.	23,100	779,394
General Mills, Inc.(a)	32,700	1,692,552
Golden Agri-Resources Ltd. (Singapore)	382,900	106,047
Hershey Co. (The)	8,000	873,360
Hormel Foods Corp.(a)	15,300	491,742

J.M. Smucker Co. (The)	6,700	703,031
Kellogg Co.(a)	14,300	891,891
Kraft Heinz Co. (The)	33,817	2,622,508
Marine Harvest ASA (Norway)*	18,519	366,269
McCormick & Co., Inc.(a)	6,700	687,688
Mondelez International, Inc. (Class A Stock)	86,053	3,498,915
Nestle SA (Switzerland)	6,830	573,319
NH Foods Ltd. (Japan)	11,000	302,323
Orkla ASA (Norway)	1,982	20,339
Tate & Lyle PLC (United Kingdom)	21,471	186,437
Tyson Foods, Inc. (Class A Stock)	16,400	1,155,380
WH Group Ltd. (Hong Kong), 144A	384,500	409,494
Wilmar International Ltd. (Singapore)	55,200	129,713

		17,370,236

Gas Utilities — 0.0%
Gas Natural SDG SA (Spain)	2,481	54,960

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	98,400	5,250,624
Align Technology, Inc.*	4,400	819,588
Baxter International, Inc.	27,700	1,738,175
Becton, Dickinson & Co.(a)	12,978	2,543,039
Boston Scientific Corp.*	77,667	2,265,546
C.R. Bard, Inc.	4,200	1,346,100
Cochlear Ltd. (Australia)	196	24,517
Cooper Cos., Inc. (The)	2,840	673,392
Danaher Corp.	34,700	2,976,566
DENTSPLY SIRONA, Inc.	13,200	789,492
Edwards Lifesciences Corp.*	11,900	1,300,789
Hologic, Inc.*	16,300	598,047
IDEXX Laboratories, Inc.*	5,200	808,548
Intuitive Surgical, Inc.*	2,120	2,217,266
Medtronic PLC	77,690	6,041,951
ResMed, Inc.(a)	8,100	623,376
Smith & Nephew PLC (United Kingdom)	20,897	377,717
Stryker Corp.	17,600	2,499,552
Varian Medical Systems, Inc.*	5,500	550,330
Zimmer Biomet Holdings, Inc.	11,400	1,334,826

		34,779,441

Health Care Providers & Services — 1.3%
Aetna, Inc.	18,869	3,000,360
Alfresa Holdings Corp. (Japan)	2,300	42,137
AmerisourceBergen Corp.	9,600	794,400
Anthem, Inc.	15,100	2,867,188
Cardinal Health, Inc.	17,950	1,201,214
Centene Corp.*	9,800	948,346
Cigna Corp.	14,600	2,729,324
DaVita, Inc.*	9,100	540,449
Envision Healthcare Corp.*	7,200	323,640
Express Scripts Holding Co.*	33,649	2,130,654
Fresenius Medical Care AG & Co. KGaA (Germany)	1,564	152,906
Fresenius SE & Co. KGaA (Germany)	1,517	122,679
HCA Healthcare, Inc.*	16,300	1,297,317
Henry Schein, Inc.*	9,200	754,308
Humana, Inc.	8,200	1,997,766
Laboratory Corp. of America Holdings*	5,900	890,723
McKesson Corp.	12,030	1,847,928
Medipal Holdings Corp. (Japan)	9,900	172,056

Patterson Cos., Inc.(a)	4,500	173,925
Quest Diagnostics, Inc.	7,900	739,756
Ramsay Health Care Ltd. (Australia)	540	26,422
Sonic Healthcare Ltd. (Australia)	11,830	194,400
UnitedHealth Group, Inc.	54,700	10,712,995
Universal Health Services, Inc. (Class B Stock)	5,200	576,888

		34,237,781

Health Care Technology — 0.1%
Cerner Corp.*	16,700	1,191,044

Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	24,521	405,027
Carnival Corp.	23,800	1,536,766
Carnival PLC	679	43,179
Chipotle Mexican Grill, Inc.*(a)	1,700	523,311
Darden Restaurants, Inc.(a)	6,950	547,521
Galaxy Entertainment Group Ltd. (Hong Kong)	25,000	176,736
Genting Singapore PLC (Singapore)	338,500	292,705
Hilton Worldwide Holdings, Inc.	11,800	819,510
Marriott International, Inc. (Class A Stock)	17,668	1,948,074
McDonald’s Corp.	46,300	7,254,284
MGM Resorts International	27,400	892,966
Oriental Land Co. Ltd. (Japan)	1,500	114,360
Royal Caribbean Cruises Ltd.	9,500	1,126,130
Starbucks Corp.	82,100	4,409,591
TUI AG (Germany)	1,957	33,209
Wyndham Worldwide Corp.	6,120	645,109
Wynn Resorts Ltd.	4,700	699,924
Yum! Brands, Inc.	18,800	1,383,868

		22,852,270

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	3,601	29,666
Berkeley Group Holdings PLC (United Kingdom)	444	22,128
D.R. Horton, Inc.	18,700	746,691
Garmin Ltd.(a)	7,000	377,790
Leggett & Platt, Inc.	7,400	353,202
Lennar Corp. (Class A Stock)	11,700	617,760
Mohawk Industries, Inc.*	3,640	900,936
Newell Brands, Inc.	27,414	1,169,755
Panasonic Corp. (Japan)	7,800	113,193
Persimmon PLC (United Kingdom)	11,972	414,319
PulteGroup, Inc.(a)	14,622	399,619
Sekisui House Ltd. (Japan)	2,300	38,768
Sony Corp. (Japan)	12,500	466,358
Taylor Wimpey PLC (United Kingdom)	24,156	63,312
Whirlpool Corp.	4,326	797,888

		6,511,385

Household Products — 0.8%
Church & Dwight Co., Inc.	14,500	702,525
Clorox Co. (The)	7,300	962,943
Colgate-Palmolive Co.	50,100	3,649,785
Essity AB (Sweden) (Class B Stock)*	2,215	60,390
Henkel AG & Co. KGaA (Germany)	372	45,299
Kimberly-Clark Corp.	20,200	2,377,136
Procter & Gamble Co. (The)	145,025	13,194,374

		20,992,452

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	34,000	374,680
NRG Energy, Inc.	17,500	447,825

		822,505

Industrial Conglomerates — 1.1%
3M Co.	33,900	7,115,610
CK Hutchison Holdings Ltd. (Hong Kong)	32,416	415,194
General Electric Co.	493,830	11,940,809
Honeywell International, Inc.	43,312	6,139,043
Jardine Matheson Holdings Ltd. (Hong Kong)	1,400	88,704
Jardine Strategic Holdings Ltd. (Hong Kong)	800	34,560
NWS Holdings Ltd. (Hong Kong)	59,000	115,326
Roper Technologies, Inc.	5,800	1,411,720
Siemens AG (Germany)	490	69,143

		27,330,109

Insurance — 1.3%
Aflac, Inc.	22,500	1,831,275
AIA Group Ltd. (Hong Kong)	44,200	327,226
Allianz SE (Germany)	1,629	365,850
Allstate Corp. (The)	20,700	1,902,537
American International Group, Inc.	49,839	3,059,616
Aon PLC	14,900	2,176,890
Arthur J. Gallagher & Co.	10,700	658,585
Assurant, Inc.	3,000	286,560
AXA SA (France)	6,965	210,566
Baloise Holding AG (Switzerland)	181	28,662
Brighthouse Financial, Inc.*	5,254	319,443
Chubb Ltd.	26,486	3,775,579
Cincinnati Financial Corp.	8,437	646,021
Direct Line Insurance Group PLC (United Kingdom)	21,115	102,937
Everest Re Group Ltd.(a)	2,500	570,975
Hartford Financial Services Group, Inc. (The)	20,800	1,152,944
Insurance Australia Group Ltd. (Australia)	25,577	128,100
Legal & General Group PLC (United Kingdom)	92,653	322,940
Lincoln National Corp.	12,818	941,867
Loews Corp.	15,875	759,777
Marsh & McLennan Cos., Inc.	29,200	2,447,252
MetLife, Inc.	61,300	3,184,535
MS&AD Insurance Group Holdings, Inc. (Japan)	9,700	312,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	572	122,422
NN Group NV (Netherlands)	1,140	47,739
Principal Financial Group, Inc.	15,300	984,402
Progressive Corp. (The)	32,900	1,593,018
Prudential PLC (United Kingdom)	9,381	224,492
SCOR SE (France)	620	26,002
Suncorp Group Ltd. (Australia)	4,701	48,270
Swiss Life Holding AG (Switzerland)*	982	346,196
Swiss Re AG (Switzerland)	1,143	103,607
Torchmark Corp.	6,225	498,560
Travelers Cos., Inc. (The)	15,835	1,940,104
Unum Group	13,110	670,314
Willis Towers Watson PLC	7,200	1,110,456
XL Group Ltd. (Bermuda)	15,300	603,585
Zurich Insurance Group AG (Switzerland)	93	28,419

		33,860,319

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.*	22,510	21,639,988
Expedia, Inc.(a)	6,950	1,000,383

Netflix, Inc.*	24,450	4,434,008
Priceline Group, Inc. (The)*	2,860	5,236,145
Start Today Co. Ltd. (Japan)	700	22,183
TripAdvisor, Inc.*(a)	6,150	249,260

		32,581,967

Internet Software & Services — 2.3%
Akamai Technologies, Inc.*	10,400	506,688
Alphabet, Inc. (Class A Stock)*	16,890	16,446,131
Alphabet, Inc. (Class C Stock)*	17,013	16,317,338
eBay, Inc.*	57,100	2,196,066
Facebook, Inc. (Class A Stock)*	134,050	22,905,124
VeriSign, Inc.*(a)	5,100	542,589

		58,913,936

IT Services — 1.9%
Accenture PLC (Class A Stock)	35,200	4,754,464
Alliance Data Systems Corp.	3,140	695,667
Amadeus IT Group SA (Spain)	5,517	358,817
Atos SE (France)	1,439	223,199
Automatic Data Processing, Inc.	25,400	2,776,728
Cognizant Technology Solutions Corp. (Class A Stock)	33,400	2,422,836
CSRA, Inc.	8,200	264,614
DXC Technology Co.	16,128	1,385,072
Fidelity National Information Services, Inc.	18,800	1,755,732
Fiserv, Inc.*	12,100	1,560,416
Fujitsu Ltd. (Japan)	7,000	52,098
Gartner, Inc.*	5,300	659,373
Global Payments, Inc.	8,800	836,264
International Business Machines Corp.	48,500	7,036,380
Mastercard, Inc. (Class A Stock)	53,200	7,511,840
Paychex, Inc.	18,100	1,085,276
PayPal Holdings, Inc.*	63,000	4,033,890
Total System Services, Inc.	9,696	635,088
Visa, Inc. (Class A Stock)(a)	104,700	11,018,628
Western Union Co. (The)(a)	25,210	484,032

		49,550,414

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	400	13,742
Hasbro, Inc.	6,300	615,321
Mattel, Inc.(a)	19,351	299,553

		928,616

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	18,314	1,175,759
Illumina, Inc.*	8,300	1,653,360
Lonza Group AG (Switzerland)*	204	53,604
Mettler-Toledo International, Inc.*	1,550	970,548
PerkinElmer, Inc.	6,600	455,202
QIAGEN NV*	390	12,328
Quintiles IMS Holdings, Inc.*	7,800	741,546
Thermo Fisher Scientific, Inc.	22,200	4,200,240
Waters Corp.*	4,600	825,792

		10,088,379

Machinery — 0.8%
Amada Holdings Co. Ltd. (Japan)	600	6,588
Atlas Copco AB (Sweden) (Class B Stock)	1,000	38,848
Caterpillar, Inc.	33,400	4,165,314

Cummins, Inc.	8,800	1,478,664
Deere & Co.	17,200	2,160,148
Dover Corp.	9,000	822,510
Flowserve Corp.(a)	7,200	306,648
Fortive Corp.	17,150	1,214,048
Illinois Tool Works, Inc.	17,700	2,618,892
IMI PLC (United Kingdom)	998	16,629
Ingersoll-Rand PLC	14,600	1,301,882
PACCAR, Inc.	19,943	1,442,677
Parker-Hannifin Corp.	7,565	1,324,026
Pentair PLC (United Kingdom)	9,577	650,853
Sandvik AB (Sweden)	6,826	117,890
Schindler Holding AG (Switzerland)	71	15,291
SMC Corp. (Japan)	200	70,672
Snap-on, Inc.(a)	3,500	521,535
Stanley Black & Decker, Inc.	8,697	1,312,986
Volvo AB (Sweden) (Class B Stock)	25,755	497,278
Wartsila OYJ Abp (Finland)	525	37,180
Xylem, Inc.	10,400	651,352
Yangzijiang Shipbuilding Holdings Ltd. (China)	36,500	38,582

		20,810,493

Marine — 0.0%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	6	11,046
Kuehne + Nagel International AG (Switzerland)	1,937	358,927

		369,973

Media — 1.4%
CBS Corp. (Class B Stock)	20,934	1,214,172
Charter Communications, Inc. (Class A Stock)*	11,680	4,244,746
Comcast Corp. (Class A Stock)	268,380	10,327,262
Discovery Communications, Inc. (Class A Stock)*(a)	8,500	180,965
Discovery Communications, Inc. (Class C Stock)*	10,300	208,678
DISH Network Corp. (Class A Stock)*	12,600	683,298
GEDI Gruppo Editoriale SpA (Italy)*	169	150
I-Cable Communications Ltd. (Hong Kong)*	3,831	126
Interpublic Group of Cos., Inc. (The)(a)	21,031	437,234
News Corp. (Class A Stock)	17,775	235,696
News Corp. (Class B Stock)	4,800	65,520
Omnicom Group, Inc.(a)	13,200	977,724
RTL Group SA (Luxembourg)	287	21,741
Scripps Networks Interactive, Inc. (Class A Stock)(a)	5,400	463,806
Time Warner, Inc.	43,966	4,504,317
Toho Co. Ltd. (Japan)	5,400	188,558
Twenty-First Century Fox, Inc. (Class A Stock)	59,600	1,572,248
Twenty-First Century Fox, Inc. (Class B Stock)	27,900	719,541
Viacom, Inc. (Class B Stock)	18,634	518,771
Walt Disney Co. (The)	86,300	8,506,591

		35,071,144

Metals & Mining — 0.2%
Anglo American PLC (United Kingdom)	5,488	98,665
ArcelorMittal (Luxembourg)*	14,593	376,443
BlueScope Steel Ltd. (Australia)	2,075	17,925
Boliden AB (Sweden)	986	33,445
Fortescue Metals Group Ltd. (Australia)	46,449	188,107
Freeport-McMoRan, Inc.*	75,388	1,058,448
Mitsubishi Materials Corp. (Japan)	200	6,927
Newcrest Mining Ltd. (Australia)	2,768	45,561
Newmont Mining Corp.	30,200	1,132,802

Nippon Steel & Sumitomo Metal Corp. (Japan)	2,900	66,681
Norsk Hydro ASA (Norway)	28,375	207,046
Nucor Corp.	18,100	1,014,324
Rio Tinto Ltd. (United Kingdom)	1,548	81,138
Rio Tinto PLC (United Kingdom)	2,155	100,313
South32 Ltd. (Australia)	18,712	48,408
voestalpine AG (Austria)	6,010	306,482

		4,782,715

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	2,131	39,131
Ameren Corp.	13,900	803,976
CenterPoint Energy, Inc.	23,600	689,356
CMS Energy Corp.	16,000	741,120
Consolidated Edison, Inc.	17,300	1,395,764
Dominion Energy, Inc.	35,732	2,748,863
DTE Energy Co.	10,200	1,095,072
National Grid PLC (United Kingdom)	8,177	101,277
NiSource, Inc.	18,300	468,297
Public Service Enterprise Group, Inc.	28,700	1,327,375
SCANA Corp.	8,400	407,316
Sempra Energy	14,219	1,622,814
WEC Energy Group, Inc.	17,913	1,124,578

		12,564,939

Multiline Retail — 0.2%
Dollar General Corp.	14,300	1,159,015
Dollar Tree, Inc.*	13,465	1,169,031
Kohl’s Corp.(a)	10,300	470,195
Macy’s, Inc.	16,174	352,917
Nordstrom, Inc.	6,100	287,615
Target Corp.	31,300	1,847,013

		5,285,786

Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	31,754	1,551,183
Andeavor	8,900	918,035
Apache Corp.(a)	21,714	994,501
BP PLC (United Kingdom)	81,812	524,087
Cabot Oil & Gas Corp.	25,600	684,800
Chesapeake Energy Corp.*(a)	40,100	172,430
Chevron Corp.	107,422	12,622,085
Cimarex Energy Co.	5,700	647,919
Concho Resources, Inc.*	8,500	1,119,620
ConocoPhillips	70,177	3,512,359
Devon Energy Corp.	29,800	1,093,958
EOG Resources, Inc.	32,800	3,173,072
EQT Corp.(a)	10,200	665,448
Exxon Mobil Corp.	240,299	19,699,712
Galp Energia SGPS SA (Portugal)	4,071	72,191
Hess Corp.(a)	15,100	708,039
JXTG Holdings, Inc. (Japan)	11,200	57,750
Kinder Morgan, Inc.	108,798	2,086,745
Marathon Oil Corp.	45,882	622,160
Marathon Petroleum Corp.	29,382	1,647,742
Newfield Exploration Co.*	9,800	290,766
Noble Energy, Inc.	24,700	700,492
Occidental Petroleum Corp.	43,400	2,786,714
OMV AG (Austria)	6,056	353,064
ONEOK, Inc.	21,700	1,202,397

Phillips 66	24,938	2,284,570
Pioneer Natural Resources Co.	9,650	1,423,761
Range Resources Corp.(a)	10,300	201,571
Repsol SA (Spain)	23,631	436,093
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	15,815	477,958
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	13,687	421,369
TOTAL SA (France)	8,459	454,199
Valero Energy Corp.	25,400	1,954,022
Williams Cos., Inc. (The)	46,800	1,404,468

		66,965,280

Paper & Forest Products — 0.0%
Mondi PLC (South Africa)	10,233	275,115
UPM-Kymmene OYJ (Finland)	1,931	52,390

		327,505

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	24,000	396,720
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,700	1,369,568
Kao Corp. (Japan)	1,800	105,972
Unilever NV (United Kingdom), CVA	11,146	658,847
Unilever PLC (United Kingdom)	4,700	272,032

		2,803,139

Pharmaceuticals — 2.5%
Allergan PLC	19,075	3,909,421
Astellas Pharma, Inc. (Japan)	7,500	95,457
AstraZeneca PLC (United Kingdom)	3,927	261,151
Bayer AG (Germany)	3,027	413,496
Bristol-Myers Squibb Co.	93,470	5,957,778
Daiichi Sankyo Co. Ltd. (Japan)	2,100	47,390
Eli Lilly & Co.	55,100	4,713,254
GlaxoSmithKline PLC (United Kingdom)	17,546	350,755
Johnson & Johnson	152,748	19,858,767
Merck & Co., Inc.	155,133	9,933,166
Merck KGaA (Germany)	454	50,563
Mitsubishi Tanabe Pharma Corp. (Japan)	5,200	119,376
Mylan NV*	27,900	875,223
Novartis AG (Switzerland)	8,700	746,242
Novo Nordisk A/S (Denmark) (Class B Stock)	6,660	320,204
Orion OYJ (Finland) (Class B Stock)	375	17,412
Perrigo Co. PLC(a)	8,400	711,060
Pfizer, Inc.	338,370	12,079,809
Recordati SpA (Italy)	7,790	359,481
Roche Holding AG (Switzerland)	3,046	778,619
Sanofi (France)	7,238	720,515
Shionogi & Co. Ltd. (Japan)	1,100	60,134
Zoetis, Inc.	27,900	1,778,904

		64,158,177

Professional Services — 0.2%
Adecco Group AG (Switzerland)	3,512	273,601
Equifax, Inc.	7,000	741,930
IHS Markit Ltd.*	18,000	793,440
Intertek Group PLC (United Kingdom)	5,454	364,561
Nielsen Holdings PLC(a)	18,700	775,115
RELX PLC (United Kingdom)	3,951	86,710
Robert Half International, Inc.	7,500	377,550
Verisk Analytics, Inc.*	8,700	723,753

		4,136,660

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	17,500	662,900
CK Asset Holdings Ltd. (Hong Kong)	10,000	83,133
Daito Trust Construction Co. Ltd. (Japan)	200	36,436
Daiwa House Industry Co. Ltd. (Japan)	6,600	227,981
Henderson Land Development Co. Ltd. (Hong Kong)	400	2,661
Kerry Properties Ltd. (Hong Kong)	29,000	120,453
Mitsubishi Estate Co. Ltd. (Japan)	17,000	295,450
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	30,255
Sun Hung Kai Properties Ltd. (Hong Kong)	17,000	276,934
Swiss Prime Site AG (Switzerland)*	254	22,837
Wharf Holdings Ltd. (The) (Hong Kong)	5,000	44,731

		1,803,771

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	500	87,745
CSX Corp.	52,300	2,837,798
East Japan Railway Co. (Japan)	1,200	110,770
JB Hunt Transport Services, Inc.	4,800	533,184
Kansas City Southern	6,200	673,816
Nippon Express Co. Ltd. (Japan)	3,300	215,134
Norfolk Southern Corp.	16,500	2,181,960
Tokyu Corp. (Japan)	2,000	28,326
Union Pacific Corp.	45,800	5,311,426
West Japan Railway Co. (Japan)	600	41,713

		12,021,872

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*(a)	40,300	513,825
Analog Devices, Inc.	20,858	1,797,334
Applied Materials, Inc.	60,900	3,172,281
ASM Pacific Technology Ltd. (Hong Kong)	1,000	14,445
ASML Holding NV (Netherlands)	1,505	257,169
Broadcom Ltd.	22,780	5,525,061
Intel Corp.	267,000	10,167,360
KLA-Tencor Corp.	9,000	954,000
Lam Research Corp.	9,150	1,693,116
Microchip Technology, Inc.(a)	13,000	1,167,140
Micron Technology, Inc.*	59,000	2,320,470
NVIDIA Corp.	33,750	6,033,488
Qorvo, Inc.*	7,507	530,595
QUALCOMM, Inc.	83,800	4,344,192
Rohm Co. Ltd. (Japan)	300	25,743
Skyworks Solutions, Inc.	10,500	1,069,950
STMicroelectronics NV (Switzerland)	3,545	68,770
Texas Instruments, Inc.	56,500	5,064,660
Tokyo Electron Ltd. (Japan)	2,800	431,057
Xilinx, Inc.	14,100	998,703

		46,149,359

Software — 2.4%
Activision Blizzard, Inc.	41,600	2,683,616
Adobe Systems, Inc.*	28,100	4,191,958
ANSYS, Inc.*	4,800	589,104
Autodesk, Inc.*	11,400	1,279,764
CA, Inc.	17,264	576,272
Cadence Design Systems, Inc.*	14,200	560,474

Check Point Software Technologies Ltd. (Israel)*	900	102,618
Citrix Systems, Inc.*	8,800	676,016
Electronic Arts, Inc.*	17,600	2,077,856
Intuit, Inc.	13,800	1,961,532
Microsoft Corp.	437,800	32,611,722
Nexon Co. Ltd. (Japan)*	2,400	62,742
Nintendo Co. Ltd. (Japan)	300	110,620
Oracle Corp.	170,300	8,234,005
Red Hat, Inc.*	10,100	1,119,686
salesforce.com, inc.*	37,900	3,540,618
SAP SE (Germany)	276	30,262
Symantec Corp.	34,478	1,131,223
Synopsys, Inc.*	8,700	700,611

		62,240,699

Specialty Retail — 1.1%
Advance Auto Parts, Inc.(a)	4,300	426,560
AutoZone, Inc.*	1,600	952,176
Best Buy Co., Inc.	15,225	867,216
CarMax, Inc.*(a)	10,500	796,005
Dixons Carphone PLC (United Kingdom)	69,545	180,317
Foot Locker, Inc.	7,500	264,150
Gap, Inc. (The)	12,200	360,266
Home Depot, Inc. (The)	67,450	11,032,122
Industria de Diseno Textil SA (Spain)	2,233	84,184
L Brands, Inc.(a)	13,806	574,468
Lowe’s Cos., Inc.	48,700	3,893,078
Nitori Holdings Co. Ltd. (Japan)	300	42,903
O’Reilly Automotive, Inc.*	5,200	1,119,924
Ross Stores, Inc.	22,200	1,433,454
Signet Jewelers Ltd.	4,300	286,165
Tiffany & Co.	6,100	559,858
TJX Cos., Inc. (The)	36,500	2,691,145
Tractor Supply Co.(a)	7,300	462,017
Ulta Beauty, Inc.*	3,500	791,210

		26,817,218

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	293,690	45,263,503
Brother Industries Ltd. (Japan)	1,100	25,648
Canon, Inc. (Japan)	10,200	349,054
FUJIFILM Holdings Corp. (Japan)	900	34,966
Hewlett Packard Enterprise Co.	94,348	1,387,859
HP, Inc.	95,448	1,905,142
NetApp, Inc.	15,200	665,152
Seagate Technology PLC(a)	16,600	550,622
Western Digital Corp.	16,503	1,425,859
Xerox Corp.	12,090	402,476

		52,010,281

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	2,061	466,746
Coach, Inc.	16,200	652,536
Hanesbrands, Inc.(a)	20,700	510,048
Kering (France)	275	109,550
LVMH Moet Hennessy Louis Vuitton SE (France)	1,171	323,706
Michael Kors Holdings Ltd.*(a)	9,400	449,790
NIKE, Inc. (Class B Stock)	75,200	3,899,120
PVH Corp.	4,600	579,876
Ralph Lauren Corp.(a)	3,400	300,186

Swatch Group AG (The) (Switzerland)	363	28,944
Under Armour, Inc. (Class A Stock)*(a)	9,600	158,208
Under Armour, Inc. (Class C Stock)*(a)	9,474	142,299
VF Corp.(a)	18,200	1,156,974

		8,777,983

Tobacco — 0.7%
Altria Group, Inc.	109,600	6,950,832
British American Tobacco PLC (United Kingdom)	8,135	509,281
Japan Tobacco, Inc. (Japan)	5,200	170,409
Philip Morris International, Inc.	88,100	9,779,981
Swedish Match AB (Sweden)	9,492	333,372

		17,743,875

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	16,700	761,186
ITOCHU Corp. (Japan)	24,400	399,789
Marubeni Corp. (Japan)(a)	25,800	176,374
Mitsubishi Corp. (Japan)	5,300	123,309
Mitsui & Co. Ltd. (Japan)	11,600	171,574
Sumitomo Corp. (Japan)	23,600	339,779
Toyota Tsusho Corp. (Japan)	700	23,006
United Rentals, Inc.*	4,900	679,826
W.W. Grainger, Inc.(a)	3,300	593,175

		3,268,018

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	2,121	42,880
Aena SME SA (Spain), 144A	241	43,555
Atlantia SpA (Italy)	757	23,919
Sydney Airport (Australia)	26,075	145,617
Transurban Group (Australia)	7,516	70,187

		326,158

Water Utilities — 0.0%
American Water Works Co., Inc.	10,300	833,373

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	6,600	173,976
SoftBank Group Corp. (Japan)	3,000	243,289
Vodafone Group PLC (United Kingdom)	94,634	264,993

		682,258

TOTAL COMMON STOCKS (cost $490,580,401)		1,275,194,630

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	212	18,896
Volkswagen AG (Germany) (PRFC)	2,621	427,889

		446,785

Banks — 0.0%
Citigroup Capital XIII 7.681%, (Capital Security, fixed to floating preferred)	20,000	555,600

Capital Markets — 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	816,600

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	355	48,366

TOTAL PREFERRED STOCKS (cost $1,653,774)				1,867,351

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF			16,000	4,046,880
iShares MSCI EAFE ETF(a)			4,919	336,853

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $4,312,946)				4,383,733

	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.0%
Automobiles — 1.5%
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932%(c)	10/08/19	745	745,086
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.560%	1.792%(c)	11/08/19	329	329,325
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%	07/08/22	800	799,561
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%	06/19/23	750	750,691
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	1,475	1,474,673
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	2,800	2,795,815
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%	12/20/21	3,200	3,200,452
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	2,600	2,607,106
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%	01/20/23	1,700	1,700,138
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%	12/15/27	2,600	2,579,982
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%	08/15/28	4,400	4,444,496
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A^	2.360%	03/15/29	4,200	4,199,536
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A, 1 Month LIBOR + 0.500%	1.734%(c)	05/15/20	1,600	1,603,547
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.084%(c)	05/17/21	1,700	1,716,490
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%	03/25/20	2,400	2,397,337
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%	01/15/21	322	321,849
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	5,700	5,693,689

				37,359,773

Collateralized Loan Obligations — 1.7%
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.354%(c)	04/16/27	1,000	1,004,315
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.430%	2.744%(c)	04/28/26	400	400,813
Apidos CLO (Cayman Islands), Series 2014-17A, Class A1R, 144A, 3 Month LIBOR + 1.310%	2.614%(c)	04/17/26	420	420,801
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597%(c)	07/15/29	500	501,547

Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.453%(c)	10/22/25	250	250,251
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	2.644%(c)	07/18/30	1,000	1,000,554
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.554%(c)	07/15/29	1,000	1,000,628
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.454%(c)	04/17/25	2,120	2,123,301
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	2.554%(c)	04/15/29	2,500	2,499,982
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.150%	2.467%(c)	07/27/26	750	754,156
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A, 3 Month LIBOR + 1.550%	2.857%(c)	04/20/26	1,650	1,651,800
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A, 3 Month LIBOR + 1.550%	2.854%(c)	04/18/27	1,000	1,001,725
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	2.762%(c)	05/05/27	250	250,354
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597%(c)	10/23/29	1,250	1,259,681
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	2.844%(c)	04/15/27	250	250,268
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.504%(c)	10/15/26	2,500	2,500,643
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.424%(c)	01/18/27	2,000	2,002,871
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	3.057%(c)	04/20/28	1,250	1,257,035
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A, 3 Month LIBOR + 1.180%	2.487%(c)	04/20/25	1,237	1,237,052
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.561%(c)	10/30/30	750	750,418
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.616%(c)	05/21/29	2,000	2,000,006
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A, 3 Month LIBOR + 1.140%	2.452%(c)	05/07/26	2,500	2,501,062
Telos CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	2.571%(c)	07/17/26	2,500	2,501,338
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.700%	3.007%(c)	07/20/28	1,750	1,762,855
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	2.534%(c)	07/15/29	1,000	1,000,360
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.014%(c)	10/25/28	2,500	2,510,017
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	2.655%(c)	07/25/29	1,000	1,000,502
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.120%	2.424%(c)	07/15/25	2,200	2,203,135
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.140%	2.444%(c)	04/15/24	1,115	1,115,090
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	2.431%(c)	04/20/29	1,500	1,500,577
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.472%(c)	11/07/25	1,500	1,500,443

Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	2.572%(c)	07/15/29	1,250	1,250,550

				42,964,130

Consumer Loans — 0.5%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%	07/18/25	2,519	2,524,151
OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 144A, 1 Month LIBOR + 0.800%	2.040%(c)	09/14/32	2,300	2,304,230
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%	04/25/29	1,907	1,919,606
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%	11/15/24	4,665	4,697,585

				11,445,572

Credit Cards — 0.7%
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	1.686%(c)	09/16/24	4,500	4,534,754
American Express Credit Account Master Trust, Series 2017-5, Class A, 1 Month LIBOR + 0.380%	1.614%(c)	02/18/25	500	502,323
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A, 1 Month LIBOR + 0.800%	2.034%(c)	05/15/20	2,700	2,700,754
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	1.856%(c)	04/22/26	2,700	2,728,174
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	1.602%(c)	08/08/24	2,800	2,810,081
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%	10/15/26	2,800	2,805,743
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	1.834%(c)	12/15/26	1,900	1,918,949

				18,000,778

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%	08/16/24	2,500	2,501,382

Home Equity Loans — 0.1%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1, 1 Month LIBOR + 1.650%	2.887%(c)	03/25/33	166	165,131
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	2.437%(c)	05/25/33	95	93,745
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1, 1 Month LIBOR + 0.900%	2.137%(c)	07/25/32	187	188,055
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1, 1 Month LIBOR + 1.275%	2.512%(c)	09/25/32	2,353	2,340,366
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.765%	2.002%(c)	02/25/34	685	666,388

				3,453,685

Other — 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%	10/20/30	791	790,329
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%	09/20/29	409	404,277

				1,194,606

Residential Mortgage-Backed Securities — 0.4%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.387%(c)	12/26/46	3,514	3,524,939

Credit Suisse Mortgage Trust, Series 2017-6R, Class A1, 144A, 1 Month LIBOR + 1.550%	2.786%(c)	03/06/47	1,990	1,994,317
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.729%(cc)	07/25/35	347	345,347
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	1.987%(c)	03/25/34	1,314	1,321,162
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.658%(cc)	07/25/34	309	305,423
Fremont Home Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.092%(c)	07/25/34	506	501,757
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.032%(c)	06/25/34	342	338,657
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%(cc)	06/25/57	1,786	1,794,323
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%(cc)	04/25/47	420	422,138
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%(cc)	04/25/59	477	479,008

				11,027,071

TOTAL ASSET-BACKED SECURITIES (cost $127,177,569)				127,946,997

BANK LOAN(c) — 0.0%
Computers
Dell International LLC, Term A-3 Loan, 1 Month LIBOR + 2.000% (cost $490,345)	3.200%	12/31/18	500	500,178

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.7%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%	05/15/49	3,100	3,083,371
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3	3.014%	05/10/58	2,500	2,479,754
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%	04/10/46	900	908,050
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	2,090	2,176,252
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	2,700	2,677,557
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%	04/14/50	4,000	4,110,835
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%	12/10/45	1,000	997,118
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%	03/10/46	1,295	1,313,465
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%	02/10/47	2,000	2,025,077
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	2,100	2,174,190
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%	10/10/47	5,000	5,217,593
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%	06/10/47	1,700	1,723,091
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%	11/15/48	2,500	2,574,920
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127%	06/15/50	3,800	3,810,699
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%(cc)	12/25/23	1,925	2,032,866
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%(cc)	01/25/25	4,100	4,152,119
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%(cc)	11/25/25	3,000	3,051,970
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%	09/25/26	1,800	1,747,428
Fannie Mae-Aces, Series 2017-M1, Class A2	2.497%(cc)	10/25/26	1,600	1,548,302
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684%(cc)	12/25/26	8,600	8,422,878
Fannie Mae-Aces, Series 2017-M8, Class A2	3.061%(cc)	05/25/27	5,900	5,988,104

FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.566%(cc)	05/25/22	19,931	1,086,366
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.602%(cc)	06/25/22	5,514	315,752
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%	01/25/25	4,965	5,100,921
FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2	3.284%(cc)	06/25/25	3,650	3,807,058
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1,IO	1.502%(cc)	03/25/26	4,649	440,170
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327%(cc)	03/25/27	4,200	4,327,079
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.866%(cc)	05/25/19	15,317	332,001
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.807%(cc)	07/25/19	16,328	360,344
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%(cc)	05/25/25	1,900	1,960,308
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%	02/10/48	3,000	3,030,490
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%	10/10/48	4,800	4,872,000
GS Mortgage Securities Trust, Series 2016-GS4, Class A3	3.178%	11/10/49	4,000	4,029,386
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%	11/15/47	1,100	1,131,230
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%	02/15/48	5,000	4,981,951
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.109%	07/15/50	5,581	5,616,051
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%	06/15/49	2,500	2,475,909
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	695	702,936
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%	12/15/47	1,500	1,508,966
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	3,200	3,240,434
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%	12/15/46	1,139	1,150,116
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,038	1,050,210
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(cc)	07/15/40	768	767,466
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	1,200	1,219,276
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3	3.540%	12/15/48	5,000	5,180,162
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%	08/15/49	6,300	6,051,529
UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB	3.264%	08/15/50	2,500	2,565,187
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	1,400	1,415,863
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	3,200	3,237,074
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	1,500	1,528,656
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class XB, IO	1.484%(cc)	08/15/49	9,000	916,583

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	4,500	4,358,296
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%	07/15/50	3,300	3,319,754

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $144,721,294)				144,295,163

CORPORATE BONDS — 10.8%
Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,585	1,683,516
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%	08/15/24	2,685	2,691,616
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	690	762,110
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,680	1,680,887
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	06/23/19	290	319,505

				7,137,634

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%	11/01/28	2,382	2,399,706
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%	12/15/22	22	23,726
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%	05/10/21	472	518,472
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%	07/12/22	449	476,727
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%	04/29/26	333	348,858
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%	02/10/24	242	279,041
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%	11/23/20	283	292,459
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%	10/15/20	550	573,622
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	1,300	1,314,619

				6,227,230

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,090	1,068,653
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%	12/08/46	1,825	1,904,212
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	1,065	1,217,126
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	585	694,926
General Motors Financial Co., Inc., Gtd. Notes	3.950%	04/13/24	1,700	1,741,147
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%	01/15/21	2,300	2,327,174

				8,953,238

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/15/24	1,690	1,744,772

Banks — 2.8%
Bank of America Corp., Jr. Sub. Notes(a)	6.300%	12/31/49	275	310,750
Bank of America Corp., Jr. Sub. Notes	8.000%	12/31/49	2,100	2,130,030
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	1,520	1,557,166
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	4,770	4,849,537
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%	04/01/24	745	787,058
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	270	292,374
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	105	107,397

Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	1,700	1,759,145
Bank of America NA, Sub. Notes	6.000%	10/15/36	805	1,025,052
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	320	328,183
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%	01/10/28	450	464,623
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	1,205	1,258,132
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	1,590	1,675,463
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	12/31/49	945	1,011,150
Citigroup, Inc., Jr. Sub. Notes(a)	6.250%	12/31/49	640	720,000
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	1,610	1,650,683
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	04/24/48	630	663,190
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	850	1,344,453
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	1,485	1,567,472
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	440	478,976
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%	01/09/28	980	1,020,784
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	1,240	1,263,790
Dexia Credit Local SA (France), Gov’t. Liq. Gtd. Notes, 144A	1.875%	09/15/21	1,000	980,850
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	595	615,596
Discover Bank, Sub. Notes	7.000%	04/15/20	485	534,906
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%	12/31/49	560	601,300
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/31/49	1,800	1,864,980
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	1,165	1,192,643
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	2,625	2,681,869
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	2,305	2,532,768
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	1,250	1,401,003
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	220	290,419
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	1,100	1,451,221
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	1,230	1,343,729
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%	04/05/21	920	1,000,082
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	12/31/49	1,175	1,296,895
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	2,000	2,060,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	200	203,149
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	1,660	1,757,508
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	3,525	3,670,465
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%	01/13/20	1,770	1,910,969
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%	02/06/25	2,385	2,365,086
Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	640	660,000
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	1,800	1,914,832
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	605	631,740
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%	04/01/18	100	102,444
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	440	442,512
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	640	860,485
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	3,050	3,193,069
National City Corp., Sub. Notes	6.875%	05/15/19	2,687	2,891,485
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $1,585,780; purchased 09/09/15)(f)	1.875%	09/17/18	1,590	1,593,037
PNC Bank NA, Sr. Unsec’d. Notes	1.950%	03/04/19	455	456,216
PNC Bank NA, Sub. Notes	3.800%	07/25/23	480	506,293
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	925	931,459

				70,204,418

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	2,005	2,210,579

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	1,527	1,674,835
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	30	30,733
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	110	136,567

				1,842,135

Building Materials — 0.0%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	1,135	1,206,278

Chemicals — 0.2%
Celanese US Holdings LLC, Gtd. Notes	5.875%	06/15/21	1,160	1,283,648
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	445	424,975
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	5	5,301
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	30	49,750
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	955	984,328
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	201	208,556
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%	11/15/33	265	273,893
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	295	301,141
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	500	606,062
Westlake Chemical Corp., Gtd. Notes	4.625%	02/15/21	750	775,125

				4,912,779

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	875	836,347
ERAC USA Finance LLC, Gtd. Notes, 144A	6.375%	10/15/17	1,198	1,199,845
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	390	512,984
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	410	412,050
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	400	434,500

				3,395,726

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/11/24	4,410	4,463,554
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	2,400	2,464,368
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	825	841,382
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	1,039	1,039,048
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	545	550,448
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	455	462,958

				9,821,758

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	600	613,962
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%	10/02/17	270	270,000
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,300	1,338,025
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	924,475
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	465	531,252
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	5.250%	02/06/12	1,850	115,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	6.875%	05/02/18	700	44,800
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	307,390
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%	07/15/18	55	55,214
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%	07/15/24	285	285,893
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%	06/15/25	540	567,509
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,175	2,188,926

				7,243,071

Electric — 0.9%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	698,475

Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	340	436,428
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	950	954,217
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	300	408,203
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27	355	373,638
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%	12/01/39	145	179,016
Dominion Energy, Inc., Jr. Sub. Notes	4.104%	04/01/21	2,470	2,588,771
Duke Energy Carolinas LLC, First Mtge.	6.050%	04/15/38	530	699,231
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	1,005,788
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	605	634,119
Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22	2,397	2,469,132
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,375	1,514,315
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	265	307,812
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	380	487,393
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	170,418
Monongahela Power Co., First Mtge., 144A	4.100%	04/15/24	1,560	1,661,801
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	572,112
Northern States Power Co., First Mtge.	3.600%	09/15/47	1,035	1,020,970
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	685	734,662
PPL Capital Funding, Inc., Gtd. Notes	4.000%	09/15/47	1,480	1,470,960
PSEG Power LLC, Gtd. Notes	3.000%	06/15/21	1,260	1,283,043
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	140,020
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.000%	05/15/27	675	672,896
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	515	663,482
Southern California Edison Co., First Ref. Mtge.	3.600%	02/01/45	690	683,537
Southern California Edison Co., First Ref. Mtge.	4.000%	04/01/47	350	368,417
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	500	504,820
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	528,440

				23,232,116

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	800	845,000

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	1,510	1,446,417
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	360	355,476
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	240	227,311

				2,029,204

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20	275	301,344
International Paper Co., Sr. Unsec’d. Notes (original cost $1,386,072; purchased 11/08/11-10/04/12)(f)	6.000%	11/15/41	1,270	1,557,096
International Paper Co., Sr. Unsec’d. Notes (original cost $359,653; purchased 07/13/10)(f)	7.950%	06/15/18	304	316,516

				2,174,956

Gas — 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	45	48,588
NiSource Finance Corp., Gtd. Notes	3.490%	05/15/27	2,355	2,383,724

				2,432,312

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.700%	06/06/27	3,370	3,407,371
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	372	379,980
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	1,425	1,486,148
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	997	1,097,492

				6,370,991

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	650,589
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,050	1,457,502
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	357,528
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	260	280,617
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	435	455,349
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	350	378,438
HCA, Inc., Sr. Sec’d. Notes	5.250%		06/15/26	700	754,250
Kaiser Foundation Hospitals, Gtd. Notes	4.150%		05/01/47	670	717,759
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	160	163,761
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	340	350,041
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	440	451,422
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	569,548

					6,586,804

Home Builders — 0.0%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	375,697

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	2,010	2,116,609

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	517,293
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,910	1,993,346
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	990	1,074,033
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	1,350	1,365,315
Chubb Corp. (The), Gtd. Notes, 3 Month LIBOR + 2.250%	3.554	%(c)	03/29/67	1,260	1,253,070
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	703,645
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	280,293
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	910	1,181,844
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	701	866,941
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	178,916
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	904,297
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	460,422
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	697,676
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,141,482
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	115,441
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	570	559,864
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47	1,430	1,477,908
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	122	168,283
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		05/30/47	660	683,730
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	343,061
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	615,827

					16,582,687

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	496,168
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	820,314
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	2,782,412
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	405,759

					4,504,653

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,060	1,154,306

Media — 0.5%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	309,288
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	46,993
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,671,139
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,225	1,264,812
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	720	746,186
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	630	736,864
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	1,000	1,173,677
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,808,533
Discovery Communications LLC, Gtd. Notes	5.000%		09/20/37	125	126,926
Discovery Communications LLC, Gtd. Notes	5.200%		09/20/47	450	456,640
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	500	502,631
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	805,798
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%		09/01/41	270	280,348
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	585	585,136
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	205,993
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	495	592,988
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	340	325,624
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	850	918,000

					12,557,576

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	180	212,345
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%		10/19/75	315	345,713
Freeport-McMoRan, Inc., Gtd. Notes	2.375%		03/15/18	2,400	2,400,000
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	400	455,552
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	300	368,146

					3,781,756

Miscellaneous Manufacturing — 0.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,040	1,067,300

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,065	1,064,301
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	1,195	1,187,352
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	855	852,342
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	800	843,618

					3,947,613

Oil & Gas — 0.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(s)	10/10/36	1,000	420,724
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,040	1,230,316
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47	150	156,532
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	1,280	1,442,845

Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	85	89,572
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	225	246,239
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	1,350	1,782,095
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/38	240	284,081
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	830	827,661
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	255	267,138
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	440	488,400
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	1,555	1,644,360
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22	400	403,484
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	890	873,090
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	925	954,702
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	535	534,197
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	1,295	1,381,765
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	955	998,452
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	411,789
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	330	352,588
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.750%	09/21/47	1,405	1,494,779
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,000	1,137,500
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	1,450	1,491,505
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	240	252,000
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,000	1,002,333

				20,168,147

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,170	2,276,261

Packaging & Containers — 0.0%
Ball Corp., Gtd. Notes	4.375%	12/15/20	465	488,250
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	675	734,310

				1,222,560

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	950	984,937
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,595	1,716,387
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	440	473,142
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	380	394,634
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	1,625	1,733,732
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	144	155,794
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	815	819,708
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	4.100%	10/01/46	145	122,142

				6,400,476

Pipelines — 0.2%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	473	494,285
Energy Transfer LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	648,322
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	215	220,812
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,055	1,093,410
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	530	537,805
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,140	1,159,273
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	25	26,175
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	157,105
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	640	641,690
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	1,100	1,112,546

				6,091,423

Real Estate — 0.0%
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	75,009

Real Estate Investment Trusts (REITs) — 0.0%
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	550	551,254
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	196,595

				747,849

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	590	678,532
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	170	198,739
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,000	1,067,400
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	116	150,287
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	300	300,746
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	1,925	2,005,623
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,020	1,045,500
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	265	277,240

				5,724,067

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,195	1,230,460

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	1,555	1,601,604
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,200	1,252,500

				2,854,104

Software — 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	915	952,806
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	360	374,044
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	700	764,934

				2,091,784

Telecommunications — 0.3%
AT&T Corp., Gtd. Notes	8.250%	11/15/31	10	14,080
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,130	3,087,435
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	225	222,140
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	12	11,069
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	479	441,770
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37	305	308,247
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	520	525,547
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	345	348,745
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	113	118,753
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	350	529,696
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	1,400	1,421,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	865	886,270

				7,914,752

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	1,231,317

Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	958,092
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	883,123
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	137,693

				3,210,225

TOTAL CORPORATE BONDS (cost $262,888,139)				274,666,315

MUNICIPAL BONDS — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263%	09/15/32	180	189,994

California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,871,866
California Educational Facilities Authority, Revenue Bonds, BABs	5.000%	06/01/46	550	729,861
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.000%	11/01/46	700	910,476
State of California, GO, BABs	7.300%	10/01/39	1,250	1,833,850
State of California, GO, BABs	7.500%	04/01/34	350	508,795
State of California, GO, BABs	7.550%	04/01/39	245	376,761
State of California, GO, BABs	7.625%	03/01/40	205	313,822

				6,545,431

Colorado — 0.0%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	755,942

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,323,439

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,507,560

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,361,085

Ohio — 0.0%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	498,282
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	318,431

				816,713

Oregon — 0.0%
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	544,153

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	652,096

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,258,050

Texas — 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg.	5.000%	08/15/47	1,100	1,431,485

Virginia — 0.0%
University of Virginia, Revenue Bonds, Ser. C	4.179%	09/01/17	355	355,390

TOTAL MUNICIPAL BONDS (cost $13,219,413)				16,741,338

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19	117	117,016
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%	01/25/36	884	828,779
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%(cc)	01/27/30	1,119	1,116,019
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.475%(cc)	02/25/35	193	192,752
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.629%(cc)	03/25/35	210	204,750
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A, 1 Month LIBOR + 1.750%	2.987%(c)	10/27/27	434	434,335
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.387%(c)	10/25/28	996	997,117
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.582%(cc)	02/25/37	394	396,706
CIM Trust, Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.237%(c)	12/25/57	1,612	1,626,798
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.237%(c)	01/25/57	3,396	3,443,932
CIM Trust, Series 2017-6, Class A1, 144A	3.015%(cc)	06/25/57	1,520	1,512,105
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	3.387%(c)	09/25/28	645	652,570
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	3.437%(c)	10/25/28	858	866,434
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	2.687%(c)	01/25/29	1,156	1,166,542
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	4.237%(c)	10/25/29	490	504,841
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	3.437%(c)	01/25/30	150	148,050
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%	2.137%(c)	10/25/27	1,665	1,666,724
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 Month LIBOR + 1.450%	2.687%(c)	07/25/28	775	777,600
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	2.537%(c)	03/25/29	950	961,875
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	3.487%(c)	11/25/28	830	853,402
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%	2.437%(c)	07/25/29	2,215	2,239,254
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	1.984%(c)	03/25/30	3,750	3,751,757
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.710%(cc)	07/25/35	202	205,692
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.235%(c)	04/01/22	1,779	1,785,848
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.235%(c)	05/01/22	5,804	5,794,703
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.235%(c)	05/01/22	6,117	6,118,046

LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%^	2.986%(c)	09/01/22		1,370	1,368,849
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%	04/25/19		16	16,330
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750%(cc)	02/25/58		2,800	2,814,949
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A, 1 Month LIBOR + 1.200%	2.435%(c)	05/10/19		7,380	7,361,063
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A, 1 Month LIBOR + 1.170%	2.405%(c)	06/10/19		1,300	1,299,993
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.085%(c)	07/10/19		1,950	1,950,501
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.452%(cc)	02/25/34		266	267,943
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%	03/25/20		68	67,835

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $53,311,132)					53,511,110

SOVEREIGN BONDS — 1.1%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125%	08/03/19		1,200	1,187,968
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		220	229,240
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		400	426,800
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20		265	283,049
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%	06/04/25		400	389,964
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19		392	403,903
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		1,760	1,984,400
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		688	1,065,230
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21		750	808,333
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	1,200	1,564,496
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.150%	07/18/24	EUR	1,510	1,838,199
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.875%	01/15/24		750	859,772
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%	07/21/21		600	584,227
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	07/21/20		1,000	1,002,749
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	06/01/20		400	400,312
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20		600	602,869
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	04/13/21		600	593,521
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	10/25/23		1,000	970,771
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%	04/20/22		1,400	1,404,522
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23		438	463,054

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	366	377,163
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	490	512,540
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	395	421,662
Province of Alberta (Canada), Unsec’d. Notes	2.200%	07/26/22	480	477,681
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22	575	576,013
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%	04/14/20	280	297,011
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	2,110	2,107,425
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21	980	966,770
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.875%	03/04/23	1,285	1,274,863
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	2,385	2,368,436
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%	06/08/22	1,200	1,203,614
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,260	1,375,794
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50	490	516,950

TOTAL SOVEREIGN BONDS (cost $29,068,494)				29,539,301

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Banks(k)	5.500%	07/15/36	850	1,150,291
Federal Home Loan Mortgage Corp.	2.500%	03/01/30	708	714,339
Federal Home Loan Mortgage Corp.	3.000%	10/01/28	603	621,354
Federal Home Loan Mortgage Corp.	3.000%	06/01/29	1,137	1,170,803
Federal Home Loan Mortgage Corp.	3.000%	01/01/37	298	303,770
Federal Home Loan Mortgage Corp.	3.000%	06/01/42	477	481,697
Federal Home Loan Mortgage Corp.	3.000%	10/01/42	1,108	1,118,638
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	996	1,005,908
Federal Home Loan Mortgage Corp.	3.000%	07/01/43	2,620	2,642,001
Federal Home Loan Mortgage Corp.	3.000%	12/01/44	1,145	1,153,528
Federal Home Loan Mortgage Corp.	3.000%	03/01/45	938	945,152
Federal Home Loan Mortgage Corp.	3.000%	03/01/45	1,038	1,043,464
Federal Home Loan Mortgage Corp.	3.000%	04/01/45	922	929,978
Federal Home Loan Mortgage Corp.	3.500%	TBA	14,500	14,927,643
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	807	848,077
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	482	499,110
Federal Home Loan Mortgage Corp.	4.000%	TBA	9,250	9,739,238
Federal Home Loan Mortgage Corp.	4.000%	TBA	1,000	1,051,309
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	770	811,488
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	280	293,693
Federal Home Loan Mortgage Corp.	4.000%	10/01/39	821	867,504
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	548	578,922
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	637	675,048
Federal Home Loan Mortgage Corp.	4.000%	01/01/42	200	211,059
Federal Home Loan Mortgage Corp.	4.500%	02/01/19	11	11,331
Federal Home Loan Mortgage Corp.	4.500%	07/01/19	95	97,118
Federal Home Loan Mortgage Corp.	4.500%	07/01/20	64	65,870
Federal Home Loan Mortgage Corp.	4.500%	02/01/39	128	137,169
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	210	226,491
Federal Home Loan Mortgage Corp.	4.500%	10/01/39	1,890	2,034,352
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	182	195,716
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	317	340,608
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	2,259	2,431,203

Federal Home Loan Mortgage Corp.	4.500%	08/01/41	747	803,823
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	239	256,793
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	139	149,086
Federal Home Loan Mortgage Corp.	4.500%	10/01/41	262	281,855
Federal Home Loan Mortgage Corp.	5.000%	07/01/18	35	35,660
Federal Home Loan Mortgage Corp.	5.000%	12/01/18	23	24,067
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	70	71,951
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	76	77,546
Federal Home Loan Mortgage Corp.	5.000%	12/01/19	14	14,173
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	23	25,508
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	434	475,234
Federal Home Loan Mortgage Corp.	5.000%	10/01/35	10	10,925
Federal Home Loan Mortgage Corp.	5.000%	07/01/37	693	760,505
Federal Home Loan Mortgage Corp.	5.000%	05/01/39	93	102,047
Federal Home Loan Mortgage Corp.	5.500%	12/01/33	53	58,393
Federal Home Loan Mortgage Corp.	5.500%	01/01/34	57	63,655
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	100	111,974
Federal Home Loan Mortgage Corp.	5.500%	07/01/34	256	283,503
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	78	86,560
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	617	687,287
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	65	72,870
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	161	178,397
Federal Home Loan Mortgage Corp.	6.000%	03/01/32	302	345,384
Federal Home Loan Mortgage Corp.	6.000%	12/01/33	107	119,939
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	78	87,507
Federal Home Loan Mortgage Corp.	6.000%	01/01/37	67	75,590
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	38	42,722
Federal Home Loan Mortgage Corp.	6.000%	02/01/38	6	7,201
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	80	91,168
Federal Home Loan Mortgage Corp.(k)	6.750%	03/15/31	550	790,686
Federal Home Loan Mortgage Corp.	7.000%	05/01/31	16	17,756
Federal Home Loan Mortgage Corp.	7.000%	06/01/31	15	15,625
Federal Home Loan Mortgage Corp.	7.000%	08/01/31	158	175,287
Federal Home Loan Mortgage Corp.	7.000%	10/01/31	7	7,575
Federal National Mortgage Assoc.	1.875%	09/24/26	150	142,389
Federal National Mortgage Assoc.	2.000%	08/01/31	1,092	1,074,249
Federal National Mortgage Assoc.	2.500%	TBA	3,000	3,020,391
Federal National Mortgage Assoc.	2.500%	01/01/28	1,095	1,109,165
Federal National Mortgage Assoc.	2.500%	10/01/43	816	793,392
Federal National Mortgage Assoc.	2.500%	12/01/46	1,657	1,604,587
Federal National Mortgage Assoc.	3.000%	TBA	9,000	9,029,531
Federal National Mortgage Assoc.	3.000%	TBA	4,000	4,110,000
Federal National Mortgage Assoc.	3.000%	02/01/27	2,374	2,446,098
Federal National Mortgage Assoc.	3.000%	08/01/30	1,551	1,596,607
Federal National Mortgage Assoc.	3.000%	02/01/31	3,244	3,335,284
Federal National Mortgage Assoc.	3.000%	05/01/31	2,089	2,147,833
Federal National Mortgage Assoc.	3.000%	11/01/36	2,780	2,833,338
Federal National Mortgage Assoc.	3.000%	12/01/42	2,246	2,265,814
Federal National Mortgage Assoc.	3.000%	04/01/43	6,831	6,890,379
Federal National Mortgage Assoc.	3.000%	07/01/43	1,629	1,642,800
Federal National Mortgage Assoc.	3.000%	08/01/43	4,433	4,470,833
Federal National Mortgage Assoc.(tt)	3.500%	TBA	7,000	7,216,289
Federal National Mortgage Assoc.	3.500%	TBA	3,500	3,601,650
Federal National Mortgage Assoc.	3.500%	07/01/27	1,760	1,837,596
Federal National Mortgage Assoc.	3.500%	06/01/39	706	731,671
Federal National Mortgage Assoc.	3.500%	01/01/42	5,616	5,816,184
Federal National Mortgage Assoc.	3.500%	05/01/42	2,960	3,063,862
Federal National Mortgage Assoc.	3.500%	07/01/42	1,107	1,146,470
Federal National Mortgage Assoc.	3.500%	08/01/42	469	485,901

Federal National Mortgage Assoc.	3.500%	08/01/42	1,392	1,440,845
Federal National Mortgage Assoc.	3.500%	09/01/42	580	599,698
Federal National Mortgage Assoc.	3.500%	09/01/42	2,187	2,263,143
Federal National Mortgage Assoc.	3.500%	11/01/42	402	416,027
Federal National Mortgage Assoc.	3.500%	03/01/43	3,372	3,497,069
Federal National Mortgage Assoc.	3.500%	04/01/43	776	803,572
Federal National Mortgage Assoc.	3.500%	04/01/43	1,174	1,214,097
Federal National Mortgage Assoc.	3.500%	01/01/46	2,383	2,458,638
Federal National Mortgage Assoc.	4.000%	TBA	7,000	7,370,234
Federal National Mortgage Assoc.	4.000%	TBA	2,000	2,102,656
Federal National Mortgage Assoc.	4.000%	10/01/41	3,262	3,449,817
Federal National Mortgage Assoc.	4.000%	09/01/44	3,645	3,842,140
Federal National Mortgage Assoc.	4.500%	11/01/18	51	52,536
Federal National Mortgage Assoc.	4.500%	01/01/19	34	34,474
Federal National Mortgage Assoc.	4.500%	01/01/19	40	40,910
Federal National Mortgage Assoc.	4.500%	06/01/19	13	13,733
Federal National Mortgage Assoc.	4.500%	07/01/33	75	80,710
Federal National Mortgage Assoc.	4.500%	08/01/33	65	69,604
Federal National Mortgage Assoc.	4.500%	09/01/33	160	172,127
Federal National Mortgage Assoc.	4.500%	10/01/33	176	189,776
Federal National Mortgage Assoc.	4.500%	10/01/33	13	14,345
Federal National Mortgage Assoc.	4.500%	10/01/33	43	46,824
Federal National Mortgage Assoc.	4.500%	01/01/35	2	2,080
Federal National Mortgage Assoc.	4.500%	07/01/39	1,208	1,315,052
Federal National Mortgage Assoc.	4.500%	08/01/39	1,886	2,053,138
Federal National Mortgage Assoc.	4.500%	03/01/41	664	723,563
Federal National Mortgage Assoc.	5.000%	TBA	6,500	7,090,101
Federal National Mortgage Assoc.	5.000%	10/01/18	14	14,262
Federal National Mortgage Assoc.	5.000%	01/01/19	52	53,112
Federal National Mortgage Assoc.	5.000%	03/01/34	344	378,567
Federal National Mortgage Assoc.	5.000%	06/01/35	128	140,997
Federal National Mortgage Assoc.	5.000%	07/01/35	170	187,232
Federal National Mortgage Assoc.	5.000%	09/01/35	117	129,632
Federal National Mortgage Assoc.	5.000%	11/01/35	119	131,210
Federal National Mortgage Assoc.	5.000%	02/01/36	162	178,754
Federal National Mortgage Assoc.	5.000%	05/01/36	82	89,835
Federal National Mortgage Assoc.	5.500%	12/01/17	2	1,932
Federal National Mortgage Assoc.	5.500%	02/01/18	2	1,541
Federal National Mortgage Assoc.	5.500%	05/01/20	31	31,296
Federal National Mortgage Assoc.	5.500%	05/01/21	82	85,194
Federal National Mortgage Assoc.	5.500%	09/01/33	410	458,735
Federal National Mortgage Assoc.	5.500%	10/01/33	106	118,742
Federal National Mortgage Assoc.	5.500%	12/01/33	71	79,243
Federal National Mortgage Assoc.	5.500%	01/01/34	2	2,016
Federal National Mortgage Assoc.	5.500%	12/01/34	259	288,999
Federal National Mortgage Assoc.	5.500%	10/01/35	1,022	1,142,929
Federal National Mortgage Assoc.	5.500%	03/01/36	174	193,968
Federal National Mortgage Assoc.	5.500%	05/01/36	170	189,782
Federal National Mortgage Assoc.	5.500%	04/01/37	148	165,439
Federal National Mortgage Assoc.	6.000%	05/01/21	62	65,290
Federal National Mortgage Assoc.	6.000%	08/01/22	60	63,785
Federal National Mortgage Assoc.	6.000%	04/01/33	27	30,288
Federal National Mortgage Assoc.	6.000%	06/01/33	7	7,671
Federal National Mortgage Assoc.	6.000%	10/01/33	502	580,471
Federal National Mortgage Assoc.	6.000%	11/01/33	8	9,019
Federal National Mortgage Assoc.	6.000%	11/01/33	74	83,651
Federal National Mortgage Assoc.	6.000%	11/01/33	23	26,294
Federal National Mortgage Assoc.	6.000%	01/01/34	395	448,133
Federal National Mortgage Assoc.	6.000%	02/01/34	96	109,916
Federal National Mortgage Assoc.	6.000%	03/01/34	95	107,265

Federal National Mortgage Assoc.	6.000%	03/01/34	41		45,792
Federal National Mortgage Assoc.	6.000%	07/01/34	244		278,368
Federal National Mortgage Assoc.	6.000%	08/01/34	1		873
Federal National Mortgage Assoc.	6.000%	10/01/34	5		5,513
Federal National Mortgage Assoc.	6.000%	11/01/34	6		7,120
Federal National Mortgage Assoc.	6.000%	11/01/34	56		64,033
Federal National Mortgage Assoc.	6.000%	12/01/34	25		27,747
Federal National Mortgage Assoc.	6.000%	01/01/35	95		107,221
Federal National Mortgage Assoc.	6.000%	01/01/35	317		360,986
Federal National Mortgage Assoc.	6.000%	02/01/35	6		6,431
Federal National Mortgage Assoc.	6.000%	02/01/35	82		92,575
Federal National Mortgage Assoc.	6.000%	02/01/35	329		380,454
Federal National Mortgage Assoc.	6.000%	03/01/35	4		4,220
Federal National Mortgage Assoc.	6.000%	04/01/35	1		1,447
Federal National Mortgage Assoc.	6.000%	07/01/36	62		70,237
Federal National Mortgage Assoc.	6.000%	02/01/37	110		125,831
Federal National Mortgage Assoc.	6.000%	05/01/37	41		46,897
Federal National Mortgage Assoc.	6.000%	06/01/37	1		1,257
Federal National Mortgage Assoc.	6.000%	08/01/37	26		29,523
Federal National Mortgage Assoc.	6.000%	08/01/37	—	(r)	262
Federal National Mortgage Assoc.	6.000%	09/01/37	1		937
Federal National Mortgage Assoc.	6.000%	10/01/37	47		53,753
Federal National Mortgage Assoc.	6.000%	05/01/38	102		116,003
Federal National Mortgage Assoc.	6.000%	06/01/38	3		3,456
Federal National Mortgage Assoc.(k)	6.250%	05/15/29	1,245		1,676,569
Federal National Mortgage Assoc.	6.500%	07/01/32	60		66,703
Federal National Mortgage Assoc.	6.500%	07/01/32	2		2,649
Federal National Mortgage Assoc.	6.500%	09/01/32	76		84,270
Federal National Mortgage Assoc.	6.500%	09/01/32	15		16,505
Federal National Mortgage Assoc.	6.500%	09/01/32	100		111,291
Federal National Mortgage Assoc.	6.500%	09/01/32	71		79,273
Federal National Mortgage Assoc.	6.500%	09/01/32	11		12,263
Federal National Mortgage Assoc.	6.500%	04/01/33	135		153,433
Federal National Mortgage Assoc.	6.500%	11/01/33	51		56,764
Federal National Mortgage Assoc.	6.500%	01/01/34	61		67,757
Federal National Mortgage Assoc.	6.500%	09/01/34	94		104,157
Federal National Mortgage Assoc.	6.500%	10/01/34	212		237,340
Federal National Mortgage Assoc.	6.500%	09/01/36	102		116,518
Federal National Mortgage Assoc.	6.500%	10/01/36	34		39,225
Federal National Mortgage Assoc.	6.500%	11/01/36	44		49,045
Federal National Mortgage Assoc.	6.500%	01/01/37	42		46,500
Federal National Mortgage Assoc.	6.500%	01/01/37	118		131,024
Federal National Mortgage Assoc.(k)	6.625%	11/15/30	480		679,387
Federal National Mortgage Assoc.	7.000%	02/01/32	40		44,526
Federal National Mortgage Assoc.	7.000%	03/01/32	3		2,787
Federal National Mortgage Assoc.	7.000%	05/01/32	19		22,066
Federal National Mortgage Assoc.	7.000%	06/01/32	23		25,444
Federal National Mortgage Assoc.	7.000%	07/01/32	63		70,872
Federal National Mortgage Assoc.(k)	7.125%	01/15/30	3,195		4,635,293
Federal National Mortgage Assoc.	7.500%	05/01/32	17		17,622
Government National Mortgage Assoc.	2.500%	12/20/46	893		875,802
Government National Mortgage Assoc.	3.000%	12/20/44	446		453,133
Government National Mortgage Assoc.	3.000%	03/15/45	1,409		1,428,196
Government National Mortgage Assoc.	3.000%	03/20/46	2,851		2,894,382
Government National Mortgage Assoc.	3.000%	07/20/46	960		974,414
Government National Mortgage Assoc.	3.000%	08/20/46	1,924		1,952,649
Government National Mortgage Assoc.	3.000%	11/20/46	965		979,428
Government National Mortgage Assoc.	3.000%	01/20/47	486		492,888
Government National Mortgage Assoc.	3.000%	04/20/47	4,880		4,953,400

Government National Mortgage Assoc.	3.500%	TBA	4,000		4,157,500
Government National Mortgage Assoc.	3.500%	12/20/42	1,814		1,896,061
Government National Mortgage Assoc.	3.500%	05/20/43	561		586,767
Government National Mortgage Assoc.	3.500%	04/20/45	2,640		2,749,013
Government National Mortgage Assoc.	3.500%	07/20/46	13,875		14,440,574
Government National Mortgage Assoc.	4.000%	TBA	9,000		9,477,773
Government National Mortgage Assoc.	4.000%	06/15/40	125		132,474
Government National Mortgage Assoc.	4.000%	05/20/41	101		106,657
Government National Mortgage Assoc.	4.000%	12/20/42	911		966,869
Government National Mortgage Assoc.	4.000%	12/20/45	2,850		3,022,406
Government National Mortgage Assoc.	4.500%	TBA	1,000		1,069,219
Government National Mortgage Assoc.	4.500%	04/15/40	941		1,012,185
Government National Mortgage Assoc.	4.500%	01/20/41	724		778,306
Government National Mortgage Assoc.	4.500%	02/20/41	1,220		1,311,556
Government National Mortgage Assoc.	4.500%	03/20/41	615		660,806
Government National Mortgage Assoc.	4.500%	06/20/44	932		995,094
Government National Mortgage Assoc.	4.500%	09/20/46	936		999,067
Government National Mortgage Assoc.	4.500%	11/20/46	1,385		1,478,853
Government National Mortgage Assoc.	5.000%	10/20/37	160		174,642
Government National Mortgage Assoc.	5.000%	04/20/45	982		1,056,003
Government National Mortgage Assoc.	5.500%	08/15/33	299		333,349
Government National Mortgage Assoc.	5.500%	08/15/33	266		296,907
Government National Mortgage Assoc.	5.500%	09/15/33	86		95,667
Government National Mortgage Assoc.	5.500%	12/15/33	46		51,840
Government National Mortgage Assoc.	5.500%	03/15/34	174		194,066
Government National Mortgage Assoc.	5.500%	12/15/34	432		493,073
Government National Mortgage Assoc.	5.500%	07/15/35	97		109,175
Government National Mortgage Assoc.	5.500%	04/15/36	168		190,182
Government National Mortgage Assoc.	6.000%	11/15/23	1		615
Government National Mortgage Assoc.	6.000%	05/15/32	—	(r)	429
Government National Mortgage Assoc.	6.000%	04/15/33	12		13,568
Government National Mortgage Assoc.	6.000%	12/15/33	134		151,277
Government National Mortgage Assoc.	6.000%	01/15/34	63		71,106
Government National Mortgage Assoc.	6.000%	01/15/34	81		92,110
Government National Mortgage Assoc.	6.000%	01/15/34	41		47,404
Government National Mortgage Assoc.	6.000%	06/20/34	152		173,720
Government National Mortgage Assoc.	6.000%	07/15/34	108		122,990
Government National Mortgage Assoc.	6.500%	10/15/23	1		1,424
Government National Mortgage Assoc.	6.500%	12/15/23	6		6,721
Government National Mortgage Assoc.	6.500%	01/15/24	14		15,536
Government National Mortgage Assoc.	6.500%	01/15/24	2		1,967
Government National Mortgage Assoc.	6.500%	01/15/24	23		24,893
Government National Mortgage Assoc.	6.500%	01/15/24	75		83,095
Government National Mortgage Assoc.	6.500%	01/15/24	21		22,994
Government National Mortgage Assoc.	6.500%	01/15/24	48		52,849
Government National Mortgage Assoc.	6.500%	01/15/24	—	(r)	169
Government National Mortgage Assoc.	6.500%	01/15/24	2		2,099
Government National Mortgage Assoc.	6.500%	01/15/24	1		1,067
Government National Mortgage Assoc.	6.500%	01/15/24	4		4,663
Government National Mortgage Assoc.	6.500%	02/15/24	7		7,869
Government National Mortgage Assoc.	6.500%	02/15/24	7		7,277
Government National Mortgage Assoc.	6.500%	02/15/24	4		4,109
Government National Mortgage Assoc.	6.500%	02/15/24	9		10,411
Government National Mortgage Assoc.	6.500%	02/15/24	22		24,772
Government National Mortgage Assoc.	6.500%	02/15/24	27		29,478
Government National Mortgage Assoc.	6.500%	03/15/24	3		2,781
Government National Mortgage Assoc.	6.500%	03/15/24	5		5,224
Government National Mortgage Assoc.	6.500%	03/15/24	4		4,919
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,691
Government National Mortgage Assoc.	6.500%	04/15/24	9		9,464

Government National Mortgage Assoc.	6.500%	04/15/24	18	19,860
Government National Mortgage Assoc.	6.500%	04/15/24	4	4,731
Government National Mortgage Assoc.	6.500%	04/15/24	3	3,378
Government National Mortgage Assoc.	6.500%	04/15/24	2	1,940
Government National Mortgage Assoc.	6.500%	04/15/24	1	1,041
Government National Mortgage Assoc.	6.500%	04/15/24	6	6,231
Government National Mortgage Assoc.	6.500%	05/15/24	7	8,242
Government National Mortgage Assoc.	6.500%	05/15/24	33	36,125
Government National Mortgage Assoc.	6.500%	05/15/24	5	5,469
Government National Mortgage Assoc.	6.500%	10/15/24	29	32,311
Government National Mortgage Assoc.	6.500%	11/15/28	7	7,952
Government National Mortgage Assoc.	6.500%	08/15/31	8	8,713
Government National Mortgage Assoc.	6.500%	12/15/31	14	15,709
Government National Mortgage Assoc.	6.500%	01/15/32	28	31,268
Government National Mortgage Assoc.	6.500%	02/15/32	54	61,317
Government National Mortgage Assoc.	6.500%	06/15/32	25	27,912
Government National Mortgage Assoc.	6.500%	07/15/32	50	55,609
Government National Mortgage Assoc.	6.500%	08/15/32	8	9,127
Government National Mortgage Assoc.	6.500%	08/15/32	9	10,198
Government National Mortgage Assoc.	6.500%	08/15/32	8	9,131
Government National Mortgage Assoc.	6.500%	08/15/32	36	39,248
Government National Mortgage Assoc.	6.500%	08/15/32	249	292,459
Government National Mortgage Assoc.	6.500%	08/15/34	28	31,292
Government National Mortgage Assoc.	6.500%	06/15/35	51	59,055
Government National Mortgage Assoc.	6.500%	09/15/36	62	74,105
Government National Mortgage Assoc.	8.000%	01/15/24	10	10,654
Government National Mortgage Assoc.	8.000%	07/15/24	1	801
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%	06/30/25	915	960,165
Iraq Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.149%	01/18/22	1,000	1,002,939
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	04/26/24	500	599,335
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	300	307,781
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	510	739,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $253,110,011)				254,791,745

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds	2.750%	08/15/47	2,300	2,250,047
U.S. Treasury Bonds	3.000%	11/15/44	190	195,737
U.S. Treasury Bonds	3.000%	05/15/47	595	612,246
U.S. Treasury Bonds	4.250%	11/15/40	2,000	2,509,531
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	30,902	34,752,767
U.S. Treasury Notes	1.375%	09/30/19	1,445	1,442,008
U.S. Treasury Notes	1.375%	09/15/20	3,465	3,441,043
U.S. Treasury Notes	1.625%	08/31/22	225	221,906
U.S. Treasury Notes	1.875%	04/30/22	12,989	12,977,330
U.S. Treasury Notes	2.125%	06/30/21	2,810	2,846,662
U.S. Treasury Notes	2.125%	05/15/25	7,665	7,615,297
U.S. Treasury Notes(a)	2.250%	08/15/27	3,060	3,039,202
U.S. Treasury Strips Coupon	2.184%(s)	02/15/28	2,115	1,640,387
U.S. Treasury Strips Coupon	2.241%(s)	05/15/28	1,055	812,559
U.S. Treasury Strips Coupon	2.280%(s)	02/15/29	1,055	794,510
U.S. Treasury Strips Coupon	2.384%(s)	05/15/29	2,175	1,624,242
U.S. Treasury Strips Coupon	2.519%(s)	08/15/25	1,930	1,609,736
U.S. Treasury Strips Coupon	2.783%(s)	08/15/29	1,000	741,569
U.S. Treasury Strips Coupon	2.878%(s)	05/15/31	1,000	700,248
U.S. Treasury Strips Coupon	3.042%(s)	11/15/35	2,000	1,214,983

U.S. Treasury Strips Coupon	3.202%(s)	08/15/40	2,000	1,030,121

TOTAL U.S. TREASURY OBLIGATIONS (cost $81,991,036)				82,072,131

TOTAL LONG-TERM INVESTMENTS (cost $1,462,524,554)				2,265,509,992

			Shares
SHORT-TERM INVESTMENTS — 16.8%
AFFILIATED MUTUAL FUNDS — 16.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)			10,942,200	101,871,879
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			264,998,327	264,998,327
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $58,996,982; includes $58,916,079 of cash collateral for securities on loan)(b)(w)			58,996,025	59,001,925

TOTAL AFFILIATED MUTUAL FUNDS (cost $428,663,095)				425,872,131

OPTIONS PURCHASED* — 0.0% (cost $489,509)				113,265

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k) (cost $1,391,798)	1.041%(n)	12/21/17	1,395	1,391,923

TOTAL SHORT-TERM INVESTMENTS (cost $430,544,402)				427,377,319

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.6% (cost $1,893,068,956)				2,692,887,311

OPTIONS WRITTEN* — (0.0)% (premiums received $237,729)				(61,236)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.6% (cost $1,892,831,227)				2,692,826,075
Liabilities in excess of other assets(z) — (5.6)%				(142,745,725)

NET ASSETS 100.0%				$2,550,080,350

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,568,385 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,810,453; cash collateral of $58,916,079 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,331,505. The aggregate value, $3,466,649, is 0.1% of net assets.
(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate quoted represents yield to maturity as of purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $3,500,000 is approximately 0.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange-Traded Options Purchased

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	104	104	$24,375
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	584	584	54,750
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	292	292	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	104	104	5,688

						$84,813

Exchange-Traded Options Written

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	104	104	$(7,312)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	876	876	(27,375)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	104	104	(23,563)

						$(58,250)

OTC Swaption Purchased:

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Receive		Pay		Notional Amount (000)#	Value
CDX.NA.HY.28.V1, 06/20/22	Call	BNP Paribas	10/18/17	$107.50	5.00%	(Q)	CDX.NA.HY.28.V1	(Q)	12,000	$28,452

OTC Swaption Written:

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Receive		Pay		Notional Amount (000)#	Value
CDX.NA.HY.28.V1, 06/20/22	Put	BNP Paribas	10/18/17	$103.00	5.00	%(Q)	CDX.NA.HY.28.V1	(Q)	12,000	$(2,986)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
648	2 Year U.S. Treasury Notes	Dec. 2017	$140,045,717	$139,775,625	$(270,092)
988	5 Year U.S. Treasury Notes	Dec. 2017	116,702,874	116,090,000	(612,874)
81	10 Year U.S. Ultra Treasury Notes	Dec. 2017	10,987,744	10,880,578	(107,166)
479	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	80,266,995	79,094,875	(1,172,120)
14	Mini MSCI EAFE Index	Dec. 2017	1,376,517	1,384,880	8,363
140	S&P 500 E-Mini Index	Dec. 2017	17,392,776	17,612,700	219,924
18	S&P 500 Index	Dec. 2017	11,215,917	11,322,450	106,533

					(1,827,432)

	Short Positions:
75	10 Year U.S. Treasury Notes	Dec. 2017	9,496,522	9,398,437	98,085
419	20 Year U.S. Treasury Bonds	Dec. 2017	64,881,939	64,028,438	853,501

					951,586

					$(875,846)

Securities with combined market values of $1,701,796 and $1,391,923 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/27/17	Citigroup Global Markerts	EUR	1,507	$1,765,270	$1,784,104	$(18,834)
Expiring 10/27/17	Citigroup Global Markerts	EUR	1,320	1,559,644	1,562,082	(2,438)

				$3,324,914	$3,346,186	$(21,272)

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	2,835	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$21,623	$8,814	$(12,809)
	94,515	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	235	234,821	234,586
	52,530	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	268	144,392	144,124
	47,045	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(17,942)	(6,341)	11,601
	9,895	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(5,200)	(4,048)	1,152
	5,720	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(40,282)	(40,282)
	20,055	07/17/22	— (3)(Q)	— (3)(Q)	419	1,467	1,048
	2,080	05/31/23	1.203%(S)	3 Month LIBOR(1)(Q)	162	88,505	88,343
	1,785	05/31/23	1.399%(S)	3 Month LIBOR(1)(Q)	(32,437)	55,956	88,393
	5,865	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	278,383	195,567	(82,816)
	5,592	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	133	(80,252)	(80,385)
	3,280	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	8,180	(7,723)	(15,903)
	6,597	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,803)	(30,083)	(23,280)
	3,525	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(7,019)	(23,128)	(16,109)
	5,570	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	190	(16,473)	(16,663)
	22,150	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	238	(59,171)	(59,409)
	140	05/15/26	1.652%(S)	3 Month LIBOR(1)(Q)	6	5,684	5,678
	5,668	02/15/27	1.824%(A)	3 Month LIBOR(1)(A)	62,809	57,097	(5,712)
	1,185	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,503	4,220	2,717
	925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(1,995)	(1,995)
	3,150	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(1,997)	(34,936)	(32,939)
	5,885	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(36,570)	(124,979)	(88,409)

					$266,181	$367,112	$100,931

Securities with a combined market value of $2,542,898 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,223,799,746	$51,394,884	$—
Preferred Stocks	1,372,200	495,151	—
Unaffiliated Exchange Traded Funds	4,383,733	—	—
Asset-Backed Securities
Automobiles	—	33,160,237	4,199,536
Collateralized Loan Obligations	—	42,964,130	—
Consumer Loans	—	11,445,572	—
Credit Cards	—	18,000,778	—
Equipment	—	2,501,382	—
Home Equity Loans	—	3,453,685	—
Other	—	1,194,606	—
Residential Mortgage-Backed Securities	—	11,027,071	—
Bank Loan	—	500,178	—
Commercial Mortgage-Backed Securities	—	144,295,163	—
Corporate Bonds	—	274,666,315	—
Municipal Bonds	—	16,741,338	—
Residential Mortgage-Backed Securities	—	52,142,261	1,368,849
Sovereign Bonds	—	29,539,301	—
U.S. Government Agency Obligations	—	254,791,745	—
U.S. Treasury Obligations	—	83,464,054	—
Affiliated Mutual Funds	425,872,131	—	—
Options Purchased	84,813	28,452	—
Options Written	(58,250)	(2,986)	—
Other Financial Instruments*
Futures Contracts	(875,846)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(21,272)	—
Centrally Cleared Interest Rate Swap Agreements	—	100,931	—

Total	$1,654,578,527	$1,031,882,976	$5,568,385

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Diversified Bond Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.6%
ASSET-BACKED SECURITIES — 12.3%
AUTOMOBILES — 0.3%
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	1,100	$1,100,651
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	400	398,819
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A	4.580%		09/15/21	1,600	1,620,028

					3,119,498

COLLATERALIZED LOAN OBLIGATIONS — 5.9%
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.590	%(c)	07/15/29	250	250,774
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.564	%(c)	07/16/29	500	500,240
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.453	%(c)	10/22/25	1,000	1,001,004
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.474	%(c)	04/17/26	1,100	1,100,100
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A, 3 Month LIBOR + 2.250%	3.554	%(c)	10/15/25	1,000	1,005,758
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.600	%(c)	10/15/30	4,500	4,500,000
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.454	%(c)	04/17/25	2,506	2,509,355
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	2.754	%(c)	07/15/26	1,500	1,501,077
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.230%	2.544	%(c)	01/25/27	8,250	8,252,247
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	2.844	%(c)	04/15/27	2,250	2,252,411
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.484	%(c)	07/15/26	250	250,601
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.504	%(c)	10/15/26	1,000	1,000,257
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.424	%(c)	01/18/27	7,300	7,310,479
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A, 3 Month LIBOR + 1.180%	2.487	%(c)	04/20/25	1,944	1,943,939
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.561	%(c)	07/15/30	750	750,345
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.561	%(c)	10/30/30	1,250	1,250,697
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	2.577	%(c)	07/20/30	1,000	994,068
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	701,894
Sound Point CLO (Cayman Islands), Series 2017-3A, Class A1A, 144A, 3 Month LIBOR + 1.220%^	—	%(c)(p)	10/20/30	5,750	5,750,000
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A, 3 Month LIBOR + 1.450%	2.754	%(c)	01/18/26	3,300	3,299,991
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.014	%(c)	10/25/28	3,250	3,263,022
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.120%	2.424	%(c)	07/15/25	300	300,427
UCG U.S. CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	10/23/29	1,250	1,259,681

Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.140%	2.444	%(c)	04/15/24	3,122	3,122,251
Voya CLO Ltd., Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	—	%(c)(p)	10/15/30	7,500	7,500,000
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	2.431	%(c)	04/20/29	1,750	1,750,673
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.626	%(c)	10/20/29	1,000	1,004,580
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.472	%(c)	11/07/25	2,500	2,500,739
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	2.572	%(c)	07/15/29	1,000	1,000,440

					67,827,050

CONSUMER LOANS — 2.2%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25	700	702,847
Lendmark Funding Trust, Series 2017-1A, Class A, 144A	2.830%		12/22/25	1,000	1,000,339
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	2,718	2,723,425
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,100	1,100,284
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	2,500	2,559,125
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	2,600	2,645,157
OneMain Financial Issuance Trust, Series 2017-1A, Class B, 144A	2.790%		09/14/32	500	496,716
OneMain Financial Issuance Trust, Series 2017-1A, Class C, 144A	3.350%		09/14/32	500	497,191
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	2,300	2,308,039
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	750	754,941
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.237	%(c)	08/25/23	1,275	1,274,810
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	3,373	3,396,227
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,200	5,236,322

					24,695,423

HOME EQUITY LOANS — 2.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-AR1, Class M3, 1 Month LIBOR + 4.500%	5.100	%(c)	01/25/33	1,827	1,833,144
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3, 1 Month LIBOR + 2.925%	4.162	%(c)	10/25/31	282	300,555
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W2, Class M4, 1 Month LIBOR + 5.625%	4.006	%(c)	09/25/33	2,400	2,245,051
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.062	%(c)	05/25/34	717	714,749
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1, 1 Month LIBOR + 1.245%	2.479	%(c)	06/15/33	853	842,707
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.900%	2.137	%(c)	08/25/34	1,162	1,147,526
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.137	%(c)	03/25/34	2,716	2,711,621

Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	601	616,073
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2, 1 Month LIBOR + 2.250%	3.487	%(c)	08/25/32	35	32,712
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	2.437	%(c)	08/25/35	337	339,367
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	2.437	%(c)	05/25/33	704	698,399
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1, 1 Month LIBOR + 1.020%	2.257	%(c)	10/25/33	518	517,646
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.107	%(c)	11/25/34	3,688	3,672,733
New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	2.362	%(c)	10/25/33	2,037	1,992,651
New Century Home Equity Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR + 0.765%	2.002	%(c)	02/25/35	2,280	2,259,642
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.721%		02/25/34	731	747,958
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.017	%(c)	02/25/34	2,130	2,145,398
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%	2.002	%(c)	02/25/35	1,038	1,016,356

					23,834,288

OTHER — 0.1%
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	810	812,396

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	2.197	%(c)	09/25/34	440	442,342
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 1 Month LIBOR + 0.780%	2.017	%(c)	10/25/34	1,397	1,407,938
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.387	%(c)	12/26/46	4,295	4,309,196
CSMC Trust, Series 2017-6R, 144A , 1 Month LIBOR + 1.550%	2.786	%(c)	03/06/47	2,248	2,252,406
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.658%		07/25/34	390	386,379
FBR Securitization Trust, Series 2005-2, Class M1, 1 Month LIBOR + 0.720%	1.957	%(c)	09/25/35	1,030	1,031,896
Fremont Home Loan Trust, Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	2.287	%(c)	12/25/33	139	136,525
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	1.987	%(c)	02/25/34	2,284	2,275,658
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A, 1 Month LIBOR + 0.520%	1.757	%(c)	06/25/35	1,071	1,038,002
Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 1 Month LIBOR + 0.705%	1.942	%(c)	03/25/34	1,837	1,819,629
Structured Asset Investment Loan Trust, Series 2004-7, Class A8, 1 Month LIBOR + 1.200%	2.437	%(c)	08/25/34	1,400	1,337,937
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57	1,933	1,942,207
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		04/25/59	310	310,935
VOLT VII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47	480	482,443

					19,173,493

STUDENT LOANS — 0.0%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	2.637	%(c)	01/25/41		474	481,578

TOTAL ASSET-BACKED SECURITIES (cost $134,617,942)						139,943,726

BANK LOANS(c) — 1.3%
Diversified Manufacturing — 0.1%
Ceramtec Acquisition Corporation (Germany), Initial Euro Term B-1 Loan, 3 Month EUR LIBOR + 3.000%^	3.750%		08/30/20	EUR	690	817,660
Ceramtec GmbH (Germany), Euro Term B-2 Loan, 3 Month EUR LIBOR + 3.000%^	3.750%		08/28/20	EUR	210	248,703

						1,066,363

Electric — 0.1%
Lightstone Holdco LLC, Refinancing Term B Loan, 1 Month LIBOR + 4.500%	5.811%		01/30/24		1,026	1,021,167
Lightstone Holdco LLC, Refinancing Term C Loan, 1 Month LIBOR + 4.500%	5.811%		01/30/24		64	63,629

						1,084,796

Financial Institutions — 0.2%
McAfee LLC, Term Loan, 3 Month LIBOR + 4.500%	5.833%		09/30/24		2,200	2,209,900
McAfee LLC, Term Loan, 3 Month LIBOR + 8.500%	10.090%		09/30/25		500	499,375

						2,709,275

Health Care & Pharmaceutical — 0.2%
Avantor, 3 Month EUR LIBOR + 4.250%	4.250%		09/30/24	EUR	450	532,960
Nidda Healthcare Holdings AG (Germany), 3 Month EUR LIBOR + 4.500%	4.171%		09/30/24	EUR	1,000	1,345,262
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 1 Month LIBOR + 3.750%	5.990%		04/01/22		504	512,923

						2,391,145

Retailers — 0.3%
Intervias Finco Ltd. (United Kingdom), Facility D1, 3 Month GBP LIBOR + 5.000%	5.286%		01/30/23	GBP	1,000	1,348,164
Rite Aid Corp., Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 3.875%	5.115%		06/21/21		1,375	1,379,870

						2,728,034

Technology — 0.4%
BMC Software Finance, Inc., Initial B-1 US Term Loans, 1 Month LIBOR + 4.000%	5.235%		09/12/22		422	423,697
Dell International LLC, Term A-3 Loan, 1 Month LIBOR + 2.000%	3.334%		12/31/18		2,800	2,801,000

Peer Holdings BV, Facility B, 3 Month EUR LIBOR + 3.250%	3.500%		02/25/22	EUR	1,100	1,310,158

						4,534,855

TOTAL BANK LOANS (cost $14,511,429)						14,514,468

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.0%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A	3.508%		06/05/37		1,635	1,681,758
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49		2,300	2,275,808
BANK, Series 2017-BNK5, Class A4	3.131%		06/15/60		4,400	4,400,802
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60		3,300	3,336,122
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36		1,170	1,152,148
BBCMS Mortgage Trust, Series 2016-ETC, Class B, 144A	3.189%		08/14/36		510	498,666
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 144A	3.391%		08/14/36		430	420,343
BBCMS Mortgage Trust, Series 2016-ETC, Class D, 144A	3.729	%(cc)	08/14/36		1,560	1,505,468
CD Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50		3,500	3,511,270
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,332,060
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49		3,500	3,531,306
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49		5,100	5,176,890
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.871	%(cc)	11/10/31		2,400	2,356,694
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.871	%(cc)	11/10/31		900	868,745
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	1,994,237
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		3,607	3,658,938
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,292,272
COMM Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47		3,600	3,790,455
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	5,029,548
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48		2,600	2,722,249
COMM Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50		2,100	2,217,305
COMM Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49		2,500	2,450,412
COMM Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49		300	313,890
COMM Mortgage Trust, Series 2017-COR2, Class A2	3.239%		09/10/50		4,500	4,528,642
COMM Mortgage Trust, Series 2017-COR2, Class A3	3.510%		09/10/50		1,500	1,539,213
DBJPM Mortgage Trust, Series 2017-C6, Class A4	3.071%		06/10/50		2,800	2,791,752
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935	%(cc)	12/10/36		1,400	1,399,162
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	%(cc)	09/10/35		3,000	3,033,156
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.693	%(cc)	06/25/20		7,775	267,867
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.566	%(cc)	05/25/22		27,347	1,490,595
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.602	%(cc)	06/25/22		15,607	893,738
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.999	%(cc)	10/25/22		10,761	390,237
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.922	%(cc)	01/25/23		133,764	4,625,228
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.879	%(cc)	01/25/25		83,280	3,758,686
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	1.030	%(cc)	12/25/25		89,475	5,428,767
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502	%(cc)	03/25/26		13,948	1,320,510
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.866	%(cc)	05/25/19		21,174	458,943

FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.807	%(cc)	07/25/19	26,125	576,550
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119%		05/10/50	3,025	3,054,254
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	1,430	1,444,437
GS Mortgage Securities Trust, Series 2017-GS6, Class A2	3.164%		05/10/50	3,400	3,419,440
GS Mortgage Securities Trust, Series 2017-GS7, Class A3	3.167%		08/10/50	4,560	4,560,966
GS Mortgage Securities Trust, Series 2017-GS7, Class A4	3.430%		08/10/50	1,370	1,398,465
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	%(cc)	06/15/34	1,050	1,075,796
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	3,200	3,316,090
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	1,070	1,059,689
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	2,300	2,362,143
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	2,011,954
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,658,124
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	2,900	2,799,800
LCCM, Series 2017-LC26, Class A4, 144A	3.551%		07/12/50	4,300	4,394,020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.639	%(cc)	08/15/45	39,487	2,241,491
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,727,308
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,306,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.104	%(cc)	07/15/46	4,800	5,126,111
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	4,000	4,196,582
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	2,000	1,958,285
Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.259%		06/15/50	2,750	2,786,893
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	180	178,666
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3	3.225%		08/15/50	4,400	4,442,418
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,653,294
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,872,596
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	4,468,171
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3	3.294%		01/15/59	2,250	2,294,178
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3	2.834%		06/15/49	2,500	2,455,279
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	4,600	4,467,538
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A4	3.157%		09/15/50	5,300	5,312,007
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5	3.418%		09/15/50	2,650	2,712,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $183,441,356)					182,774,685

CORPORATE BONDS — 42.1%
Agriculture — 0.6%
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	3.750%		09/15/47	350	345,283
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%		08/15/24	2,810	2,816,924
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,375	2,376,254
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%		06/23/19	895	986,060

					6,524,521

Airlines — 0.6%
American Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2016-1, Class AA	3.575%	07/15/29		1,746		1,798,559
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%	12/15/22		—	(r)	448
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%	10/19/23		1,363		1,499,069
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%	07/12/22		342		363,220
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20		1,180		1,193,270
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%	02/10/24		898		1,035,242
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%	11/23/20		328		338,748
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%	10/15/20		410		427,701
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%	01/02/24		666		725,430

						7,381,687

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%	06/15/24	EUR	575		728,247

Auto Manufacturers — 0.8%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43		1,755		1,720,630
Ford Motor Co., Sr. Unsec’d. Notes	5.291%	12/08/46		525		547,787
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18		2,225		2,229,738
General Motors Co., Sr. Unsec’d. Notes	4.875%	10/02/23		1,350		1,460,087
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43		1,885		2,154,255
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36		210		249,461
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%	01/15/24	EUR	350		417,179

						8,779,137

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%	08/15/24	EUR	701		857,505
IHO Verwaltungs GmbH (Germany), 1st Lien, 144A	3.750%	09/15/26	EUR	1,050		1,312,345
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.000%, 144A	3.250%	09/15/23	EUR	1,075		1,319,731
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%	04/01/24	EUR	1,275		1,655,571

						5,145,152

Banks — 10.7%
Bank Nederlandse Gemeenten NV (Netherlands), Unsec’d. Notes, 144A, MTN	1.750%	10/05/20		600		597,738
Bank of America Corp., Jr. Sub. Notes, Series K	8.000%	12/31/49		3,500		3,550,050
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23		5,870		6,013,531
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28		740		747,184
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%	04/01/24		1,150		1,214,921
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24		3,750		3,989,492
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48		1,200		1,299,440
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26		1,735		1,834,303
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23		480		492,275
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%	01/10/28		520		536,897
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26		1,290		1,346,880
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%	05/23/22		1,435		1,447,622
BNP Paribas SA (France), Sub. Notes, 144A	4.625%	03/13/27		230		243,486
BPCE SA (France), Gtd. Notes, 144A, MTN	3.000%	05/22/22		595		598,287

BPCE SA (France), Sub. Notes, 144A, MTN	4.500%	03/15/25	1,500	1,550,093
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%	04/01/21	3,700	3,774,010
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	1,337	1,397,165
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.875%	01/21/18	1,100	1,115,326
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950%	12/31/49	1,355	1,427,831
Citigroup, Inc., Jr. Sub. Notes, Series R	6.125%	12/31/49	1,085	1,160,950
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,995	4,737,219
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	2,630	2,776,061
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24	1,050	1,090,353
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	900	917,267
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, MTN	3.700%	05/30/24	159	161,294
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125%	09/01/22	600	593,963
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	2,500	2,489,307
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	280	273,969
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	1,150	1,189,808
Discover Bank, Sub. Notes	7.000%	04/15/20	2,005	2,211,312
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%	04/25/19	425	428,518
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375%	12/31/49	1,950	2,020,395
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.272%	09/29/25	1,140	1,141,486
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	125	127,966
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	1,775	1,813,454
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	4,200	4,707,370
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%	04/01/18	1,355	1,384,606
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	2,195	2,897,591
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D, MTN	6.000%	06/15/20	2,420	2,656,150
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	440	580,488
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%	07/14/27	630	632,544
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%	12/31/49	6,130	6,313,900
JPMorgan Chase & Co., Jr. Sub. Notes, Series X	6.100%	12/31/49	1,450	1,600,423
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	5,400	5,501,884
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	1,740	1,702,943
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	3,020	2,997,827
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	500	516,910
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	1,520	1,533,849
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%	07/24/38	410	413,333
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	730	741,494
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	600	635,244
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	420	442,922
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%	03/24/21	1,155	1,258,784
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%	01/13/20	2,650	2,861,055
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%	03/21/18	1,125	1,126,066
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%	12/31/49	975	1,005,469
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	1,730	1,840,366
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	1,920	2,119,997
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	1,535	1,602,844
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	2,080	2,307,206
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	2,725	2,672,860
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	385	387,198
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	2,635	2,814,455
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	750	785,181
People’s United Bank, Sub. Notes	4.000%	07/15/24	550	562,762
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%	04/29/24	975	1,023,608

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20		1,550	1,571,672
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18		3,025	3,067,489
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19		625	629,364
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%		08/15/23		1,100	1,096,418
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28		1,485	1,557,774

						121,859,899

Beverages — 0.0%
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		375	383,284

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51		2,948	3,233,407

Building Materials — 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	1,098,274
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%		11/15/24		3,000	3,188,400
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24		600	646,500

						4,933,174

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		870	950,301
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		420	481,296
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		450	556,145
Ashland, Inc., Gtd. Notes	6.875%		05/15/43		3,000	3,330,000
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43		675	626,062
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44		700	668,500
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18		380	390,450
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20		300	333,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44		125	132,519
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		1,002	1,661,667
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		3,550	4,005,030
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33		465	480,605
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43		155	158,227
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%		06/01/27		445	448,094
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23		3,058	3,735,221

						17,957,117

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%		06/01/34		920	1,147,453
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%		10/15/37		770	1,012,814
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22		1,500	1,554,375
United Rentals North America, Inc., Gtd. Notes	4.875%		01/15/28		500	502,500
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25		650	696,313
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		450	479,813

						5,393,268

Computers — 0.2%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		905	922,971
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(cc)	10/05/17		1,094	1,094,051
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18		630	636,298

						2,653,320

Diversified Financial Services — 0.6%
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		02/13/22		3,000	3,099,300

HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		86	97,279
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		1,400	1,488,040
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		07/15/24	EUR	750	895,029
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		650	742,610
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18		2,740	175,360
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.720%	2.049	%(c)	07/03/33		334	321,133

						6,818,751

Electric — 3.2%
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25		5,000	5,256,250
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23		550	569,008
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23		396	385,664
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25		1,350	1,274,063
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%		12/01/56		235	249,592
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%		06/15/21	EUR	1,350	1,670,962
Dominion Resources Inc., Jr. Sub. Notes	4.104%		04/01/21		2,710	2,840,311
Dynegy, Inc., Gtd. Notes(a)	5.875%		06/01/23		2,400	2,388,000
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22		1,000	1,041,250
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35		2,325	2,767,405
Emera US Finance LP (Canada), Gtd. Notes	3.550%		06/15/26		820	825,520
Enel Finance International NV (Italy), Gtd. Notes, 144A	6.000%		10/07/39		1,450	1,787,287
Enersis Americas SA (Chile), Sr. Unsec’d. Notes	4.000%		10/25/26		235	240,572
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%		10/01/17		1,930	1,930,000
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39		1,900	2,092,508
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44		400	464,622
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33		1,150	1,399,865
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%		07/13/21		250	267,613
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%		01/20/20		1,500	1,672,650
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23		3,263	3,373,126
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%		06/15/43		1,950	2,183,020
South Carolina Electric & Gas Co., First Mortgage	4.600%		06/15/43		2,025	2,188,281

						36,867,569

Electronics — 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%		02/21/20	EUR	900	1,080,096

Entertainment — 0.2%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23		1,508	1,523,080
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250%		02/28/47	GBP	250	340,826
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.875%		02/28/47	GBP	125	170,117

						2,034,023

Food — 0.9%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes	5.750%		03/15/25		225	198,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23		1,925	1,881,688
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%		06/15/25		2,025	2,017,406
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, Priv Placement, 144A	7.250%		06/01/21		1,080	1,101,600
Kraft Heinz Foods Co., Gtd. Notes	3.000%		06/01/26		1,360	1,302,733
Kraft Heinz Foods Co., Gtd. Notes	4.375%		06/01/46		400	394,973
Kraft Heinz Foods Co., Gtd. Notes	5.000%		07/15/35		725	789,847
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%		02/01/47		275	260,461

Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48		685	662,564
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22		1,500	1,571,250

					10,180,522

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes (original cost $674,906; purchased 11/08/11)(f)	6.000%	11/15/41		675	827,590
International Paper Co., Sr. Unsec’d. Notes (original cost $997,410; purchased 11/30/09)(f)	7.300%	11/15/39		1,000	1,380,001
International Paper Co., Sr. Unsec’d. Notes (original cost $1,090,569; purchased 07/13/10)(f)	7.950%	06/15/18		922	959,961

					3,167,552

Gas — 0.3%
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes	4.250%	11/02/20		1,750	1,834,175
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		300	331,532
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43		1,050	1,076,205

					3,241,912

Healthcare-Products — 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21		2,780	2,830,967
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.363%	06/06/24		3,415	3,446,861
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25		3,435	3,582,400
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35		1,358	1,494,879

					11,355,107

Healthcare-Services — 1.9%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		1,900	2,637,384
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		385	415,529
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20		625	564,063
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19		2,600	2,531,750
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20		745	788,319
DaVita, Inc., Gtd. Notes	5.000%	05/01/25		500	493,270
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		330	345,437
HCA, Inc., Gtd. Notes	5.375%	02/01/25		2,325	2,449,969
HCA, Inc., Gtd. Notes	5.875%	02/15/26		725	778,469
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23		300	310,035
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27		1,000	1,044,773
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		240	245,641
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.250%	09/01/24		1,495	1,499,354
Select Medical Corp., Gtd. Notes	6.375%	06/01/21		2,100	2,163,000
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes	6.250%	07/01/22	EUR	1,100	1,384,952
Tenet Healthcare Corp., Sec’d. Notes, 144A(a)	5.125%	05/01/25		550	542,438
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		500	515,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		1,260	1,292,709
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37		760	1,038,286
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37		195	270,883

					21,311,261

Home Builders — 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22		1,000	1,045,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21		3,500	3,854,375
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27		975	1,014,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21		2,175	2,232,094

					8,145,469

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500%		06/15/26		650	666,250

Household Products/Wares — 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000%		06/26/27		1,725	1,704,584

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26		670	705,536

Insurance — 1.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		430	463,408
American International Group, Inc., Sr. Unsec’d. Notes	3.900%		04/01/26		2,120	2,207,284
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		1,075	1,121,909
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%		03/15/23		4,760	4,838,976
Chubb Corp. (The), Gtd. Notes, 3 Month LIBOR + 2.250%	3.554	%(c)	03/29/67		1,775	1,765,238
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%		07/15/34		1,350	1,679,801
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22		500	554,051
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%		03/27/24	EUR	800	971,265
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35		1,030	1,279,473
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40		405	541,222
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19		388	431,329
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43		350	379,518
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40		500	657,746
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20		850	926,601
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42		150	164,916
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47		2,310	2,387,389
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39		196	270,357
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20		500	544,541

						21,185,024

Internet — 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%		05/15/27	EUR	1,750	2,099,545

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%		08/10/26		270	306,369

Lodging — 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22		1,325	1,350,205
MGM Resorts International, Gtd. Notes	6.625%		12/15/21		1,325	1,490,625
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes	7.250%		11/30/21		300	321,375

						3,162,205

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC, Gtd. Notes	4.875%		04/01/21		1,050	1,115,625
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%		01/15/98		1,100	1,176,344
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21		1,960	2,134,376

						4,426,345

Media — 3.2%
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39		65	87,272
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28		1,415	1,869,298
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26		3,300	3,419,625
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24		800	849,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27		1,000	1,047,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		1,425	1,449,937
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		674	688,322
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25		2,675	2,955,875
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		710	830,434
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45		855	1,003,494
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55		225	273,124
Comcast Corp., Gtd. Notes	3.150%	03/01/26		1,190	1,189,338
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24		2,800	2,782,431
Discovery Communications LLC, Gtd. Notes	3.950%	03/20/28		375	372,313
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37		145	147,235
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47		510	517,526
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18		1,850	1,863,875
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46		495	575,191
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30		2,250	2,486,250
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		290	308,506
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		210	213,421
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	1,005,231
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21		475	486,875
Time Warner Cable, Inc., Sr. Sec’d. Notes	6.750%	07/01/18		2,620	2,714,841
Time Warner Cos., Inc., Gtd. Notes	7.250%	10/15/17		1,440	1,442,668
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		690	690,160
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	4.000%	01/15/25	EUR	1,100	1,376,463
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25		1,175	1,185,281
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25		1,140	1,185,600
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes	3.750%	01/15/25	EUR	1,000	1,232,065

					36,249,151

Mining — 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43		410	496,397
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21		825	854,706
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		235	267,637
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		990	1,214,881

					2,833,621

Miscellaneous Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes	0.875%	05/17/25	EUR	1,475	1,739,308
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21		340	373,862
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43		425	528,214
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19		2,350	2,582,146

					5,223,530

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19		1,180	1,179,225
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21		3,095	3,075,192
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%		07/18/20		205	205,388
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	6.950%		08/01/26		1,500	1,966,275

						6,426,080

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%		09/01/23		1,150	1,203,555

Oil & Gas — 3.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(s)	10/10/36		2,000	841,448
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		945	1,117,931
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		650	679,855
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%		05/09/23		750	751,211
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47		180	187,839
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		1,650	1,805,755
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		02/01/38		200	236,734
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	4.950%		07/19/22		390	408,564
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22		1,665	1,848,150
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25		1,500	1,586,199
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22		1,160	1,170,104
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%		04/19/27		200	202,812
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	6.375%		04/09/21		1,010	1,104,304
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%		11/09/20		600	654,096
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		1,650	1,618,650
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,530	1,747,539
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22		165	177,375
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27		405	445,905
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		2,475	2,862,647
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%		01/27/25		625	624,062
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22		1,100	1,153,625
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45		1,015	1,032,762
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%		04/21/27	EUR	700	773,457
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	3.750%		02/21/24	EUR	400	502,752
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	4.875%		02/21/28	EUR	400	508,118
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%		09/21/47		225	239,378
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22		405	432,722
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%		03/13/27		370	410,045
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.500%		03/13/27		855	947,537
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.750%		09/21/47		1,610	1,712,879
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18		1,750	1,800,092
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		1,525	1,576,087
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20		1,250	1,252,916
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%		04/15/21		1,533	1,606,354
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%		03/23/21		1,000	1,122,200

						35,142,104

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	7.000%	07/15/38		450	573,378

Packaging & Containers — 0.6%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,125	1,515,645
Greif Nevada Holdings, Gtd. Notes, 144A	7.375%	07/15/21	EUR	1,470	2,092,244
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,815	1,978,350
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,165	1,202,675

					6,788,914

Pharmaceuticals — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		1,020	1,057,512
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		1,715	1,845,520
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		415	430,981
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		1,850	1,973,787
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		156	168,777
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		625	515,625
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26		3,690	3,949,517
Forest Laboratories, Inc., Gtd. Notes, 144A	4.875%	02/15/21		1,350	1,449,715
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26		3,745	3,691,887
Teva Pharmaceutical Finance Netherlands Ill BV (Israel), Gtd. Notes	4.100%	10/01/46		160	134,778
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25		450	394,312

					15,612,411

Pipelines — 0.6%
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46		2,110	2,305,126
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38		410	449,730
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45		1,000	956,875
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		115	120,403
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		50	51,875
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27		225	235,766
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37		1,250	1,537,914
Western Gas Partners LP, Sr. Unsec’d. Notes(a)	5.450%	04/01/44		575	608,881
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45		1,200	1,213,686

					7,480,256

Real Estate — 0.0%
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	8,825

Real Estate Investment Trusts (REITs) — 0.1%
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	336,282
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		1,235	1,316,880

					1,653,162

Retail — 0.5%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		765	879,791
Limited Brands, Inc., Gtd. Notes	6.625%	04/01/21		551	606,100
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		1,600	1,707,840
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	1,250	1,614,384
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22		775	515,375

					5,323,490

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		1,675	1,724,703

Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		1,850	1,905,445
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		2,975	3,198,125
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,844,587

					6,948,157

Software — 0.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26		1,050	1,019,169
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22		1,162	1,255,456
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,225	2,375,855
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20		1,350	1,388,813
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55		435	451,970
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57		1,430	1,618,183
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,169,255

					9,278,701

Telecommunications — 1.1%
AT&T Corp., Gtd. Notes	8.250%	11/15/31		55	77,442
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,320	2,288,450
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48		74	68,261
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49		499	460,215
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37		520	525,536
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37		680	715,617
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58		590	596,404
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		49	51,495
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,376,022
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,386,125
Sprint Corp., Gtd. Notes	7.625%	02/15/25		500	573,437
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26		1,675	1,848,781
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	950	1,379,545
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33		990	1,014,344

					12,361,674

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		294	305,474

Transportation — 0.1%
Silk Bidco AS (Norway), Sr. Sec’d. Notes	7.500%	02/01/22	EUR	1,300	1,603,451

TOTAL CORPORATE BONDS (cost $455,286,931)					480,170,970

MUNICIPAL BONDS — 1.9%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50		1,125	1,720,856
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39		2,280	3,344,943
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40		725	1,109,859
University of California, Revenue Bonds, BABs	5.770%	05/15/43		1,400	1,792,336

					7,967,994

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50		770	1,030,221

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,380	1,882,831

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41	1,175	1,717,333
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,050	3,090,498

				4,807,831

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	695	834,473
Ohio State Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, BABs	4.879%	12/01/34	450	521,068

				1,355,541

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34	615	787,421

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	800	1,033,024

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,375	1,830,496

Virginia — 0.0%
University of Virginia, Revenue Bonds, Taxable, Ser. C	4.179%	09/01/2117	425	425,468

TOTAL MUNICIPAL BONDS (cost $15,297,399)				21,120,827

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19	144	144,730
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A, 1 Month LIBOR + 1.750%	2.987%(c)	10/27/27	493	492,803
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.387%(c)	10/25/28	1,215	1,216,692
CIM Trust, Series 2017-3, Class A3, 144A, 1 Month LIBOR + 2.000%	3.237%(c)	01/25/57	2,174	2,204,845
CIM Trust, Series 2017-6, Class A1, 144A, 1 Month LIBOR + 2.250%	3.015%(c)	06/25/57	1,730	1,721,014
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.391%(cc)	09/25/47	977	920,962
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	2.687%(c)	01/25/29	1,268	1,279,714
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	4.237%(c)	10/25/29	550	566,658
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	3.437%(c)	01/25/30	80	78,960
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	5.787%(c)	10/25/24	618	669,597
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-dna1, Class M3, 1 Month LIBOR + 3.300%	4.537%(c)	10/25/27	3,460	3,836,509

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	3.487%(c)	11/25/28		1,000	1,028,195
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	2.587%(c)	03/25/29		760	769,409
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	2.537%(c)	04/25/29		1,740	1,762,502
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	1.374%(c)	01/26/37		2,611	2,561,542
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	1.374%(c)	01/26/37		1,400	1,271,942
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A, 1 Month LIBOR + 0.140%	1.374%(c)	03/26/37		2,232	2,169,446
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A, 1 Month LIBOR + 0.140%	1.374%(c)	03/26/37		700	602,216
Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 1 Month LIBOR + 0.220%	1.457%(c)	07/19/47		2,004	1,951,212
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.235%(c)	05/01/22		6,582	6,572,042
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.235%(c)	05/01/22		6,944	6,944,590
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%^	2.986%(c)	09/01/22		1,610	1,608,648
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A, 1 Month LIBOR + 2.000%	3.235%(c)	11/01/21		1,065	1,065,038
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%	04/25/19		16	16,330
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A, 1 Month LIBOR + 1.200%	2.435%(c)	05/10/19		6,310	6,293,809
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A, 1 Month LIBOR + 1.170%	2.405%(c)	06/10/19		1,100	1,099,995
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.085%(c)	07/10/19		2,210	2,210,568
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.452%(cc)	02/25/34		745	750,237
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.396%(cc)	12/25/34		3,858	3,762,754
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	1.482%(c)	02/20/54	GBP	1,951	2,627,305
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%	03/25/20		104	104,065

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $56,955,789)					58,304,329

SOVEREIGN BONDS — 5.2%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	04/22/21		1,175	1,280,750
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		250	260,500
Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21		2,250	2,503,125

Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		600	667,500
Hellenic Republic Government Bond (Greece), Bonds	3.000%(cc)	02/24/31	EUR	620	569,380
Hellenic Republic Government Bond (Greece), Bonds	3.000%(cc)	02/24/34	EUR	640	562,664
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%	08/01/22	EUR	1,350	1,577,303
Hellenic Republic Government International Bond (Greece), Bonds	3.000%(cc)	02/24/32	EUR	1,280	1,164,112
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	1,500	1,543,449
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		2,020	2,038,180
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		436	491,729
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		290	331,687
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		2,300	2,665,217
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%	01/11/19	EUR	715	909,117
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		2,776	3,129,940
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	1,625	2,118,588
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	2.875%	07/08/21	EUR	825	1,050,095
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	06/14/28	EUR	500	661,122
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	1,500	1,955,620
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	07/31/18		2,000	1,999,455
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	05/29/19		600	597,731
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	06/01/20		400	400,312
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	07/21/20		400	401,100
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20		800	803,825
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%	06/01/22		400	403,813
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%	09/12/18		3,000	3,011,868
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.000%	09/08/20		2,400	2,385,051
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%	04/20/22		1,000	1,003,230
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		450	470,700
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974%(s)	05/31/18		198	195,296
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%	10/15/24		4,125	4,377,244
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	4,490	5,836,841
Province of Alberta (Canada), Unsec’d. Notes	2.200%	07/26/22		380	378,164
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	4.400%	04/14/20		350	371,264

Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%	06/09/21		1,940	2,234,667
Republic of Slovenia (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%	02/18/24		1,499	1,723,925
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875%	10/29/35	EUR	945	1,182,652
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%	10/29/35	EUR	1,000	1,251,483
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%	02/18/24		600	687,979
State of Minas Gerais (Brazil), Sec’d. Notes	5.333%	02/15/28		800	812,000
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%	05/19/20		1,000	996,358
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%	06/08/22		600	601,807
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		500	531,655
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		1,510	1,648,769

TOTAL SOVEREIGN BONDS (cost $58,585,847)					59,787,267

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Mortgage Corp.	5.500%	10/01/33		788	898,782
Federal Home Loan Mortgage Corp.	5.500%	06/01/34		12	12,858
Federal Home Loan Mortgage Corp.	6.000%	11/01/33		234	267,223
Federal Home Loan Mortgage Corp.	6.000%	05/01/34		64	71,701
Federal Home Loan Mortgage Corp.	6.000%	06/01/34		159	179,403
Federal Home Loan Mortgage Corp.(k)	6.250%	07/15/32		830	1,166,995
Federal Home Loan Mortgage Corp.	6.500%	07/01/32		29	31,947
Federal Home Loan Mortgage Corp.	6.500%	07/01/32		33	36,361
Federal Home Loan Mortgage Corp.	6.500%	08/01/32		57	63,630
Federal Home Loan Mortgage Corp.	6.500%	08/01/32		57	63,373
Federal Home Loan Mortgage Corp.	6.500%	08/01/32		57	62,925
Federal Home Loan Mortgage Corp.	6.500%	09/01/32		154	172,145
Federal Home Loan Mortgage Corp.	6.500%	09/01/32		53	58,385
Federal Home Loan Mortgage Corp.(k)	6.750%	03/15/31		600	862,566
Federal National Mortgage Assoc.	5.500%	02/01/33		29	32,250
Federal National Mortgage Assoc.	5.500%	02/01/33		23	25,607
Federal National Mortgage Assoc.	5.500%	03/01/33		71	79,494
Federal National Mortgage Assoc.	5.500%	03/01/33		67	74,318
Federal National Mortgage Assoc.	5.500%	03/01/33		34	38,073
Federal National Mortgage Assoc.	5.500%	04/01/33		47	52,334
Federal National Mortgage Assoc.	5.500%	04/01/33		52	57,661
Federal National Mortgage Assoc.	5.500%	04/01/33		10	11,533
Federal National Mortgage Assoc.	5.500%	04/01/33		36	40,763
Federal National Mortgage Assoc.	5.500%	07/01/33		53	58,978
Federal National Mortgage Assoc.	5.500%	07/01/33		47	52,573
Federal National Mortgage Assoc.	5.500%	08/01/33		17	19,441
Federal National Mortgage Assoc.	5.500%	02/01/34		41	45,868
Federal National Mortgage Assoc.	5.500%	04/01/34		40	44,808
Federal National Mortgage Assoc.	5.500%	06/01/34		42	46,592
Federal National Mortgage Assoc.	6.000%	10/01/33		326	373,639
Federal National Mortgage Assoc.	6.000%	10/01/33		4	4,315
Federal National Mortgage Assoc.	6.000%	03/01/34		126	143,020

Federal National Mortgage Assoc.	6.000%	02/01/35	271	312,709
Federal National Mortgage Assoc.	6.000%	11/01/36	77	86,434
Federal National Mortgage Assoc.(k)	6.250%	05/15/29	1,090	1,467,840
Federal National Mortgage Assoc.	6.500%	08/01/32	179	202,993
Federal National Mortgage Assoc.	6.500%	09/01/32	126	140,449
Federal National Mortgage Assoc.	6.500%	09/01/32	243	274,473
Federal National Mortgage Assoc.	6.500%	10/01/32	111	123,301
Federal National Mortgage Assoc.	6.500%	04/01/33	228	259,503
Federal National Mortgage Assoc.	6.500%	11/01/33	8	8,744
Federal National Mortgage Assoc.(k)	6.625%	11/15/30	530	750,156
Federal National Mortgage Assoc.	7.000%	05/01/32	92	99,724
Federal National Mortgage Assoc.	7.000%	06/01/32	9	10,238
Federal National Mortgage Assoc.(k)	7.125%	01/15/30	785	1,138,875
Government National Mortgage Assoc.	5.500%	01/15/33	93	104,899
Government National Mortgage Assoc.	5.500%	02/15/33	73	81,574
Government National Mortgage Assoc.	5.500%	05/15/33	201	223,473
Government National Mortgage Assoc.	5.500%	05/15/33	145	161,190
Government National Mortgage Assoc.	5.500%	06/15/33	224	253,625
Government National Mortgage Assoc.	5.500%	09/15/33	123	138,757
Government National Mortgage Assoc.	5.500%	07/15/35	97	109,175
Government National Mortgage Assoc.	6.000%	12/15/32	172	199,299
Government National Mortgage Assoc.	6.000%	11/15/33	85	97,351
Government National Mortgage Assoc.	6.000%	01/15/34	15	16,512
Government National Mortgage Assoc.	6.000%	06/20/34	456	521,159
Government National Mortgage Assoc.	6.000%	11/15/34	714	822,392
Government National Mortgage Assoc.	6.500%	09/15/32	239	266,195
Government National Mortgage Assoc.	6.500%	09/15/32	258	286,102
Government National Mortgage Assoc.	6.500%	09/15/32	92	102,033
Government National Mortgage Assoc.	6.500%	11/15/33	215	239,721
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	365	374,467
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	510	739,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,241,928)				14,762,739

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds(k)	2.500%	05/15/46	2,105	1,956,006
U.S. Treasury Bonds(k)	2.875%	05/15/43	3,015	3,039,026
U.S. Treasury Bonds	3.000%	05/15/45	535	550,883
U.S. Treasury Bonds(a)(h)	3.000%	02/15/47	4,180	4,299,685
U.S. Treasury Bonds	3.000%	05/15/47	1,620	1,666,955
U.S. Treasury Bonds(h)(k)	4.250%	11/15/40	2,350	2,948,699
U.S. Treasury Notes	1.375%	09/15/20	200	198,617
U.S. Treasury Notes(h)(k)	1.375%	05/31/21	9,960	9,825,384
U.S. Treasury Notes(a)	1.625%	08/31/22	6,145	6,060,506
U.S. Treasury Notes	1.625%	05/31/23	5,195	5,082,780
U.S. Treasury Notes	1.750%	06/30/22	430	426,859
U.S. Treasury Notes	1.875%	09/30/22	129	128,688
U.S. Treasury Notes	2.000%	12/31/21	740	744,596
U.S. Treasury Notes	2.000%	02/15/25	3,000	2,958,984
U.S. Treasury Notes	2.500%	05/15/24	2,145	2,193,933
U.S. Treasury Notes	2.750%	02/15/24	1,130	1,173,611
U.S. Treasury Notes	2.875%	08/15/45	350	351,504
U.S. Treasury Strips Coupon, IO(k)	2.783%(s)	08/15/29	1,200	889,882
U.S. Treasury Strips Coupon, IO(k)	2.878%(s)	05/15/31	1,200	840,297
U.S. Treasury Strips Coupon, IO(k)	3.042%(s)	11/15/35	2,400	1,457,980
U.S. Treasury Strips Coupon, IO(k)	3.202%(s)	08/15/40	2,400	1,236,145

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,128,774)				48,031,020

	Shares
PREFERRED STOCKS — 0.2%
Banking
Citigroup Capital XIII, 7.681%, (Capital Security, fixed to floating preferred), 3 Month LIBOR + 6.370%(c)	45,000	1,250,100
State Street Corp., 5.35%	35,000	952,700

TOTAL PREFERRED STOCKS (cost $2,000,000)		2,202,800

TOTAL LONG-TERM INVESTMENTS (cost $983,067,395)		1,021,612,831

SHORT-TERM INVESTMENTS — 13.1%
AFFILIATED MUTUAL FUNDS — 13.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)	9,051,042	84,265,205
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	46,583,331	46,583,331
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $17,993,108; includes $17,979,478 of cash collateral for securities on loan)(b)(w)	17,991,829	17,993,628

TOTAL AFFILIATED MUTUAL FUNDS (cost $152,333,380)		148,842,164

OPTIONS PURCHASED* — 0.0% (cost $1,896,663)		431,490

TOTAL SHORT-TERM INVESTMENTS (cost $154,230,043)		149,273,654

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.7% (cost $1,137,297,438)		1,170,886,485

OPTIONS WRITTEN* — (0.0)% (premiums received $712,225)		(155,356)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.7% (cost $1,136,585,213)		1,170,731,129
Liabilities in excess of other assets(z) — (2.7)%		(30,603,697)

NET ASSETS — 100.0%		$1,140,127,432

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,427,343 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,625,214; cash collateral of $17,979,478 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,762,885. The aggregate value of $3,167,552 is 0.3% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of September 30, 2017.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange-Traded Options Purchased:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	821	821	$76,969
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.50	898	898	56,125
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.50	2,100	2,100	65,625

						$198,719

Exchange-Traded Options Written:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	1,119	1,119	$(34,969)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.50	600	600	(18,750)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$130.00	2,100	2,100	(32,812)

						$(86,531)

OTC Swaptions Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.28.V1, 06/20/22	Call	BNP Paribas	10/18/17	$107.50	5.00%(Q)	CDX.NA.HY.28.V1(Q)		25,000	59,275
7-Year x 8-Year Interest Rate Swap, 10/04/32	Put	Goldman Sachs & Co.	10/02/17	2.39%	6 Month EURIBOR(S)	2.39%(A)	EUR	3,210	—
15-Year x 15-Year Interest Rate Swap, 10/04/47	Put	Goldman Sachs & Co.	10/02/17	2.07%	6 Month EURIBOR(S)	2.07%(A)	EUR	2,120	217
30-Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	2.75%	3 Month LIBOR(Q)	2.75%(S)		7,540	158,366
30-Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	2.75%	3 Month LIBOR(Q)	2.75%(S)		710	14,913

									$232,771

OTC Swaptions Written:

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Receive		Pay	Notional Amount (000)#		Value
7-Year x 8-Year Interest Rate Swap, 10/04/32	Put	Goldman Sachs & Co.	10/02/17	2.19%	2.19	%(A)	6 Month EURIBOR(S)	EUR	3,210	(78)
15-Year x 15-Year Interest Rate Swap, 10/04/47	Put	Goldman Sachs & Co.	10/02/17	2.27%	2.27	%(A)	6 Month EURIBOR(S)	EUR	2,120	—
30-Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	3.05%	3.05	%(S)	3 Month LIBOR(Q)		7,540	(57,146)
30-Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	3.05%	3.05	%(S)	3 Month LIBOR(Q)		710	(5,381)
CDX.NA.HY.28.V1, 06/20/22	Put	BNP Paribas	10/18/17	$103.00	5.00	%(Q)	CDX.NA.HY.28.V1(Q)		25,000	(6,220)

										$(68,825)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
2,617	5 Year U.S. Treasury Notes	Dec. 2017	$309,408,885	$307,497,500	$(1,911,385)
189	10 Year Euro-Bund	Dec. 2017	36,153,596	35,966,068	(187,528)
67	10 Year U.K. Gilt	Dec. 2017	11,113,368	11,121,926	8,558
548	10 Year U.S. Treasury Notes	Dec. 2017	68,803,314	68,671,250	(132,064)
267	10 Year U.S. Ultra Treasury Notes	Dec. 2017	36,221,317	35,865,609	(355,708)
754	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	126,395,605	124,504,250	(1,891,355)

					(4,469,482)

	Short Positions:
1,019	2 Year U.S. Treasury Notes	Dec. 2017	220,508,752	219,801,484	707,268
15	10 Year Japanese Bonds	Dec. 2017	20,113,000	20,042,213	70,787
328	20 Year U.S. Treasury Bonds	Dec. 2017	50,831,703	50,122,500	709,203
63	30 Year Euro-Buxl	Dec. 2017	12,386,704	12,156,223	230,481

					1,717,739

					$(2,751,743)

Securities with a combined market value of $5,267,647 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro, Expiring 10/27/17	Citigroup Global Markets	EUR	3,700	$4,326,596	$4,379,529	$52,933
Japanese Yen, Expiring 10/27/17	JPMorgan Chase	JPY	579,018	5,246,849	5,152,703	(94,146)
Mexican Peso, Expiring 11/10/17	Citigroup Global Markets	MXN	8,053	448,446	439,193	(9,253)

				$10,021,891	$9,971,425	$(50,466)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Citigroup Global Markets	AUD	559	$424,177	$438,689	$(14,512)
British Pound,
Expiring 10/27/17	Citigroup Global Markets	GBP	5,319	6,959,670	7,134,416	(174,746)
Expiring 10/27/17	JPMorgan Chase	GBP	665	889,122	891,905	(2,783)
Euro,
Expiring 10/27/17	Bank of America	EUR	3,363	4,019,797	3,980,879	38,918
Expiring 10/27/17	Citigroup Global Markets	EUR	1,235	1,457,351	1,461,816	(4,465)
Expiring 10/27/17	Citigroup Global Markets	EUR	1,580	1,866,717	1,870,386	(3,669)
Expiring 10/27/17	JPMorgan Chase	EUR	975	1,161,482	1,154,065	7,417
Expiring 10/27/17	JPMorgan Chase	EUR	1,291	1,530,163	1,528,663	1,500
Expiring 10/27/17	JPMorgan Chase	EUR	1,665	1,983,172	1,971,253	11,919
Expiring 10/27/17	JPMorgan Chase	EUR	34,884	40,861,365	41,290,741	(429,376)
Expiring 10/27/17	UBS AG	EUR	899	1,065,761	1,063,526	2,235
Hungarian Forint,
Expiring 10/20/17	Citigroup Global Markets	HUF	219,665	829,802	833,630	(3,828)
Israeli Shekel,
Expiring 10/20/17	Goldman Sachs & Co.	ILS	400	112,709	113,367	(658)
Japanese Yen,
Expiring 10/27/17	Citigroup Global Markets	JPY	579,018	5,209,616	5,152,703	56,913
Polish Zloty,
Expiring 10/20/17	Citigroup Global Markets	PLN	2,314	634,110	634,114	(4)
South African Rand,
Expiring 12/15/17	UBS AG	ZAR	4,037	300,694	294,491	6,203
Expiring 12/15/17	UBS AG	ZAR	4,037	300,695	294,492	6,203

				$69,606,403	$70,109,136	$(502,733)

						$(553,199)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	10/31/17	1.500	%(M)	260	$22	$—	$22	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/17	1.500	%(M)	34	3	—	3	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/17	1.500	%(M)	25	2	—	2	Goldman Sachs & Co.
Bank of America Prime Mortgage	10/31/17	1.500	%(M)	849	71	—	71	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/17	1.500	%(M)	466	39	—	39	Goldman Sachs & Co.
Chase Mortgage	10/31/17	1.500	%(M)	190	16	—	16	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	10/31/17	1.500	%(M)	225	19	—	19	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	231	19	—	19	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	42	3	—	3	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	251	21	—	21	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	44	4	—	4	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	212	18	—	18	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	40	3	—	3	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	35	3	—	3	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	57	5	—	5	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	108	9	—	9	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	10/30/17	1.500	%(M)	57	5	—	5	Goldman Sachs & Co.
Conneticut Avenue Securities	10/31/17	1.500	%(M)	629	52	—	52	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	72	6	—	6	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	162	13	—	13	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	167	14	—	14	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	47	4	—	4	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	143	12	—	12	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	71	6	—	6	Goldman Sachs & Co.
Federal National Mortgage Association	10/31/17	1.500	%(M)	606	50	—	50	Goldman Sachs & Co.
First Franklin Home Equity	10/31/17	1.500	%(M)	52	4	—	4	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	239	20	—	20	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	97	8	—	8	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	47	4	—	4	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	43	3	—	3	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	55	4	—	4	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	200	17	—	17	Goldman Sachs & Co.

GS Mortgage Securities Trust	10/30/17	1.500	%(M)	196	16	—	16	Goldman Sachs & Co.
IndyMac Subprime Mortgage	10/31/17	1.500	%(M)	156	13	—	13	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/17	1.500	%(M)	119	10	—	10	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/17	1.500	%(M)	35	3	—	3	Goldman Sachs & Co.
Lehman Home Equity	10/31/17	1.500	%(M)	398	33	—	33	Goldman Sachs & Co.
LNR CDO Ltd.	10/11/17	1.500	%(M)	1,004	1,380	—	1,380	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	24	2	—	2	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	288	24	—	24	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	43	4	—	4	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	52	4	—	4	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/30/17	1.500	%(M)	57	5	—	5	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/17	1.500	%(M)	156	13	—	13	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/17	1.500	%(M)	121	10	—	10	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	329	27	—	27	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	225	19	—	19	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	225	19	—	19	Goldman Sachs & Co.
Nomura Home Equity	10/31/17	1.500	%(M)	52	4	—	4	Goldman Sachs & Co.
Option One Home Equity	10/31/17	1.500	%(M)	228	19	—	19	Goldman Sachs & Co.
Option One Home Equity	10/31/17	1.500	%(M)	765	64	—	64	Goldman Sachs & Co.
Securitized Asset Backed Recievables Trust	10/31/17	1.500	%(M)	87	7	—	7	Goldman Sachs & Co.
Securitized Asset Backed Recievables Trust	10/31/17	1.500	%(M)	225	19	—	19	Goldman Sachs & Co.
Securitized Asset Backed Recievables Trust	10/31/17	1.500	%(M)	225	19	—	19	Goldman Sachs & Co.
Soundview Home Equity Loan Trust	10/31/17	1.500	%(M)	575	48	—	48	Goldman Sachs & Co.
Structured Agency Credit Risk	10/31/17	1.500	%(M)	849	71	—	71	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	29	2	—	2	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	43	4	—	4	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	164	14	—	14	Goldman Sachs & Co.

					$2,332	$—	$2,332

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000	%(Q)	5,350	0.106%	$341,965	$198,607	$(143,358)
General Motors Co.	06/20/19	5.000	%(Q)	1,925	0.143%	216,697	163,268	(53,429)

						$558,662	$361,875	$(196,787)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Hellenic Republic	06/20/22	1.000	%(Q)	1,020	4.925%	$(157,392)	$(176,063)	$18,671	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000	%(Q)	260	4.925%	(40,120)	(46,151)	6,031	Goldman Sachs & Co.
Hellenic Republic	06/20/24	1.000	%(Q)	500	4.899%	(99,117)	(108,125)	9,008	Barclays Capital Group
Petroleo Brasileriro SA	06/20/18	1.000	%(Q)	2,250	0.506%	8,758	(172,518)	181,276	Morgan Stanley
Republic of Italy	09/20/20	1.000	%(Q)	9,680	0.959%	14,433	44,911	(30,478)	JPMorgan Chase
Republic of Italy	09/20/20	1.000	%(Q)	2,000	0.959%	2,982	5,761	(2,779)	JPMorgan Chase

						$(270,456)	$(452,185)	$181,729

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.29.V1	12/20/22	5.000	%(Q)	13,900	$(1,020,496)	$(1,109,856)	$(89,360)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):

CMBX.NA.10.AAA	11/17/59	0.500	%(M)	6,000	$61,329	$68,926	$(7,597)	Deutsche Bank AG

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at September 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays		Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreement:
1,003	3 Month LIBOR(Q)	EUR	900	(0.613	)%(A)	JPMorgan Chase	02/22/20	$(53,613)	$—	$(53,613)

Inflation Swap Agreements outstanding at September 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	4,060	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(8,883)	$(8,883)
EUR	3,750	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(5,017)	(5,017)
EUR	2,035	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	8,685	8,685
EUR	1,825	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	4,204	4,204
GBP	3,775	07/15/22	3.440%(T)	U.K. Retail Price Index(2)(T)	8,760	(1,437)	(10,197)
GBP	1,205	08/15/24	3.346%(T)	U.K. Retail Price Index(2)(T)	—	(8,023)	(8,023)
GBP	1,195	07/15/27	3.348%(T)	U.K. Retail Price Index(1)(T)	—	12,887	12,887
GBP	1,585	08/15/27	3.344%(T)	U.K. Retail Price Index(1)(T)	—	17,027	17,027
GBP	635	08/15/29	3.380%(T)	U.K. Retail Price Index(2)(T)	—	(7,132)	(7,132)
GBP	1,145	07/15/32	3.513%(T)	U.K. Retail Price Index(2)(T)	—	4,498	4,498
GBP	1,215	07/15/37	3.515%(T)	U.K. Retail Price Index(2)(T)	—	(9,202)	(9,202)
GBP	1,010	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(3,721)	(12,384)	(8,663)
GBP	610	07/15/47	3.458%(T)	U.K. Retail Price Index(1)(T)	(40,028)	12,123	52,151
GBP	350	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	3,756	3,756
GBP	325	07/15/57	3.325%(T)	U.K. Retail Price Index(1)(T)	—	12,718	12,718
GBP	80	07/15/57	3.334%(T)	U.K. Retail Price Index(1)(T)	—	2,357	2,357
GBP	255	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(1,211)	(1,211)

					$(34,989)	$24,966	$59,955

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	15,970	07/07/22	2.460%(S)	6 Month BBSW(2)(S)	$(618)	$(36,550)	$(35,932)
AUD	11,880	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	1,076	(6,373)	(7,449)
AUD	9,330	09/28/22	2.988%(S)	6 Month BBSW(2)(S)	(157)	(1,236)	(1,079)
AUD	4,475	07/19/27	3.355%(S)	6 Month BBSW(2)(S)	—	(12,221)	(12,221)
AUD	1,655	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(855)	(8,374)	(7,519)
BRL	28,485	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	—	(2,337)	(2,337)
BRL	47,180	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	—	(3,395)	(3,395)
BRL	21,376	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	501	501
BRL	35,249	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	4,529	4,529
BRL	25,346	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	451,568	451,568
BRL	12,351	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	212,979	212,979
BRL	12,798	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	183,229	183,229
BRL	8,070	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	120,039	120,039
BRL	18,735	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(168,079)	(168,079)
BRL	18,970	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(144,381)	(144,381)
BRL	6,412	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	—	(87)	(87)
BRL	10,735	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	—	(4,788)	(4,788)
BRL	7,815	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	102,788	102,788
BRL	7,875	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	78,215	78,215
CAD	31,920	07/26/19	1.605%(S)	3 Month Canadian Bankers Acceptance(2)(S)	3,015	(99,457)	(102,472)
EUR	8,000	08/01/19	0.346%(A)	1 Day EONIA(1)(A)	(131,181)	(126,049)	5,132
EUR	1,255	10/06/21	(0.385%)(A)	1 Day EONIA(1)(A)	174	19,667	19,493
EUR	10,430	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(3,096)	(1,611)	1,485
EUR	1,150	06/20/24	(0.050%)(A)	1 Day EONIA(1)(A)	99	30,130	30,031
EUR	1,380	09/13/24	(0.104%)(A)	1 Day EONIA(1)(A)	179	48,428	48,249
EUR	2,000	07/28/25	0.780%(A)	1 Day EONIA(1)(A)	180	(68,764)	(68,944)
EUR	3,900	02/23/26	0.324%(A)	1 Day EONIA(1)(A)	(2,797)	54,537	57,334
EUR	14,505	08/15/26	0.634%(A)	1 Day EONIA(1)(A)	4,239	(99,021)	(103,260)
EUR	16,370	08/15/26	0.655%(A)	1 Day EONIA(1)(A)	(5,958)	(147,468)	(141,510)
EUR	1,910	05/11/27	0.736%(A)	6 Month EURIBOR(2)(S)	(23,253)	8,694	31,947
EUR	4,040	02/15/30	0.898%(A)	1 Day EONIA(1)(A)	11,950	33,970	22,020
EUR	1,640	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	60,674	62,407	1,733
EUR	705	03/04/36	0.865%(A)	1 Day EONIA(1)(A)	(798)	55,918	56,716
EUR	550	04/11/36	0.962%(A)	6 Month EURIBOR(1)(S)	180	50,676	50,496
EUR	230	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	10,208	9,514	(694)
EUR	6,700	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	(90,784)	(90,784)
EUR	6,700	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	—	64,307	64,307
EUR	1,780	07/04/42	1.416%(A)	1 Day EONIA(2)(A)	(5,480)	(3,986)	1,494
EUR	5,945	07/04/42	1.438%(A)	1 Day EONIA(2)(A)	—	20,944	20,944
GBP	1,950	02/23/21	0.639%(A)	1 Day GBP OIS(1)(A)	221	7,518	7,297
GBP	7,415	12/07/27	1.444%(S)	6 Month GBP LIBOR(1)(S)	3,299	(2,325)	(5,624)
GBP	1,410	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	14,423	14,423
GBP	855	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	—	5,982	5,982
GBP	1,695	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(11,621)	(11,621)
GBP	480	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(5,366)	(5,366)
JPY	2,198,720	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(27,393)	(81,220)	(53,827)
MXN	69,000	10/15/26	6.445%(M)	28 Day Mexican Interbank Rate(2)(M)	37	(155,181)	(155,218)
MXN	85,925	12/09/26	7.780%(M)	28 Day Mexican Interbank Rate(2)(M)	(53,845)	245,992	299,837
NZD	21,750	12/15/17	2.125%(S)	3 Month BBR(2)(Q)	122	91,101	90,979
	56,750	10/21/17	0.590%(A)	1 Day USOIS(1)(T)	201	156,220	156,019
	55,860	11/01/17	0.639%(T)	1 Day USOIS(1)(T)	276	137,338	137,062
	110,140	11/14/17	0.675%(T)	1 Day USOIS(1)(T)	(9,329)	259,561	268,890
	54,980	11/22/17	0.716%(T)	1 Day USOIS(1)(T)	273	115,940	115,667

	43,740	01/07/18	1.093%(T)	1 Day USOIS(1)(T)	—	7,005	7,005
	52,160	02/21/18	0.941%(T)	1 Day USOIS(1)(T)	268	83,262	82,994
	45,150	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	253	416,999	416,746
	22,510	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	201	171,664	171,463
	14,465	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	3,834	3,834
	55,120	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	274	187,812	187,538
	82,865	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(4,269)	424,931	429,200
	14,825	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	(6,363)	(6,363)
	14,618	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	(6,463)	(6,463)
	6,015	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	(811)	(811)
	28,605	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(13,976)	(11,702)	2,274
	11,650	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	4,820	4,820
	28,185	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	112,039	112,039
	1,575	03/11/20	1.824%(S)	3 Month LIBOR(1)(Q)	27	(1,783)	(1,810)
	13,970	04/04/20	— (3)(S)	— (3)(S)	—	2,801	2,801
	13,600	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	11,985	11,985
	1,960	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(5,594)	(8,546)	(2,952)
	7,255	04/04/22	— (4)(S)	— (4)(S)	1	(1,615)	(1,616)
	57,225	07/17/22	— (5)(Q)	— (5)(Q)	1,197	4,185	2,988
	13,290	08/31/22	1.788%(S)	3 Month LIBOR(1)(Q)	159	122,455	122,296
	4,495	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	4,716	4,716
	40,350	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(393,831)	(393,831)
	5,800	12/31/22	1.405%(S)	3 Month LIBOR(1)(Q)	182	176,715	176,533
	4,400	12/31/22	1.406%(S)	3 Month LIBOR(1)(Q)	174	133,719	133,545
	2,400	12/31/22	1.412%(S)	3 Month LIBOR(1)(Q)	163	72,283	72,120
	12,100	12/31/22	1.416%(S)	3 Month LIBOR(1)(Q)	216	361,621	361,405
	4,850	12/31/22	1.495%(S)	3 Month LIBOR(1)(Q)	177	124,727	124,550
	10,495	05/31/23	1.394%(S)	3 Month LIBOR(1)(Q)	207	331,927	331,720
	10,495	05/31/23	1.395%(S)	3 Month LIBOR(1)(Q)	208	331,273	331,065
	10,290	05/31/23	1.513%(S)	3 Month LIBOR(1)(Q)	206	255,346	255,140
	8,910	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(16,959)	187,750	204,709
	3,950	05/31/23	1.584%(S)	3 Month LIBOR(1)(Q)	172	81,984	81,812
	30,918	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	297	(443,751)	(444,048)
	6,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	16,360	(16,303)	(32,663)
	16,137	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(17,628)	(73,608)	(55,980)
	19,590	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(27,672)	(128,556)	(100,884)
	3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	1,936	1,936
	13,755	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(128,978)	(128,978)
	4,510	09/01/24	2.117%(S)	3 Month LIBOR(1)(Q)	—	(774)	(774)
	15,934	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	211,226	160,512	(50,714)
	6,555	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,830	23,341	15,511
	2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(5,424)	(5,424)
	7,480	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(5,086)	(82,958)	(77,872)
	5,020	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	1	(56,285)	(56,286)
	3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	41,757	41,757
	9,930	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	98,887	98,887
	16,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(102,773)	(355,141)	(252,368)
	7,865	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	(85,521)	(85,521)
	2,905	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	203	430,483	430,280
	1,835	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	183	309,743	309,560
	1,100	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	2,462	2,462
	1,020	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(15,211)	(15,211)
ZAR	57,330	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	(5,190)	(10,502)	(5,312)

					$(127,320)	$4,217,289	$4,344,608

Securities with a market value of $12,320,879 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement :
Credit Suisse First Boston Corp.	01/12/41	4,442	Pay monthly variable payments based on 1 Month LIBOR and receive monthly fixed payments based on IOS.FN30.450.10 Index	$24,136	$(13,564)	$37,700

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,119,498	$—
Collateralized Loan Obligations	—	62,077,050	5,750,000
Consumer Loans	—	24,695,423	—
Home Equity Loans	—	23,834,288	—
Other	—	812,396	—
Residential Mortgage-Backed Securities	—	19,173,493	—
Student Loans	—	481,578	—
Bank Loans	—	13,448,105	1,066,363
Commercial Mortgage-Backed Securities	—	182,774,685	—
Corporate Bonds	—	480,170,970	—
Municipal Bonds	—	21,120,827	—
Residential Mortgage-Backed Securities	—	56,695,681	1,608,648
Sovereign Bonds	—	59,787,267	—
U.S. Government Agency Obligations	—	14,762,739	—
U.S. Treasury Obligations	—	48,031,020	—
Preferred Stocks	2,202,800	—	—
Affiliated Mutual Funds	148,842,164	—	—
Options Purchased	198,719	232,771	—
Options Written	(86,531)	(68,825)	—
Other Financial Instruments*
Futures Contracts	(2,751,743)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(553,199)	—
OTC Credit Default Swap Agreements	—	(209,127)	2,332
Centrally Cleared Credit Default Swap Agreements	—	(286,147)	—
OTC Currency Swap Agreements	—	(53,613)	—
Centrally Cleared Inflation Swap Agreements	—	59,955	—
Centrally Interest Rate Swap Agreements	—	4,344,608	—
OTC Total Return Swap Agreement	—	24,136	—

Total	$148,405,409	$1,014,475,579	$8,427,343

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage- Backed Securities	Credit Default Swaps
Balance as of 12/31/16	$—	$3,440,000	$1,509,078	$26,091,730	$18,991
Realized gain (loss)	—	—	26,147	179,374	—	***
Change in unrealized appreciation (depreciation)**	—	—	86,906	(42,337)	(16,659)
Purchases/Exchanges/Issuances	5,750,000	—	—	1,608,647	—
Sales/Paydowns	—	(3,440,000)	(1,509,078)	(18,850,353)	—
Accrued discount/premium	—	—	—	17,875	—
Transfers into Level 3	—	—	953,310	—	—
Transfers out of Level 3	—	—	—	(7,396,288)	—

Balance as of 09/30/17	$5,750,000	$—	$1,066,363	$1,608,648	$2,332

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $115,387 was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $20,100.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Collateralized Loan Obligations	$5,750,000	Market Approach	Single Broker Indicative Quote
Bank Loans	1,066,363	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	1,608,648	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	2,332	Market Approach	Single Broker Indicative Quote

	$8,427,343

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$953,310	L2 to L3	Multiple Broker Quotes Evaluated Bid to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$7,396,288	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Equity Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace & Defense — 3.1%
Boeing Co. (The)	384,570	$97,761,540
United Technologies Corp.	287,912	33,420,825

		131,182,365

Air Freight & Logistics — 0.4%
FedEx Corp.	65,670	14,813,839

Automobiles — 0.9%
Tesla, Inc.*(a)	106,501	36,327,491

Banks — 9.3%
Bank of America Corp.	2,474,256	62,697,647
BB&T Corp.	806,736	37,868,188
Citigroup, Inc.	734,267	53,410,581
JPMorgan Chase & Co.	1,772,141	169,257,187
PNC Financial Services Group, Inc. (The)	314,667	42,407,672
Wells Fargo & Co.	491,747	27,119,847

		392,761,122

Beverages — 0.6%
Monster Beverage Corp.*	428,554	23,677,608

Biotechnology — 3.8%
BioMarin Pharmaceutical, Inc.*	263,636	24,536,603
Celgene Corp.*	501,301	73,099,712
Shire PLC, ADR	148,952	22,810,509
Vertex Pharmaceuticals, Inc.*	259,537	39,460,005

		159,906,829

Building Products — 0.2%
Johnson Controls International PLC	256,216	10,322,943

Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	179,762	42,637,749

Chemicals — 1.5%
DowDuPont, Inc.	483,334	33,461,213
FMC Corp.	343,464	30,674,770

		64,135,983

Communications Equipment — 0.7%
Cisco Systems, Inc.	887,887	29,859,640

Consumer Finance — 1.6%
Capital One Financial Corp.	441,465	37,374,427
SLM Corp.*	2,815,769	32,296,870

		69,671,297

Containers & Packaging — 0.4%
Sealed Air Corp.	396,986	16,959,242

Electric Utilities — 1.8%
Exelon Corp.	792,844	29,866,434
PG&E Corp.	686,623	46,752,160

		76,618,594

Electrical Equipment — 0.8%
Eaton Corp. PLC	450,412	34,587,137

Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.*	2,107,991	34,929,411

Energy Equipment & Services — 1.4%
Halliburton Co.	1,269,809	58,449,308

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	220,753	30,172,520
Crown Castle International Corp.	300,580	30,051,988

		60,224,508

Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	426,628	33,336,712

Food Products — 1.2%
Conagra Brands, Inc.	868,531	29,304,236
Mondelez International, Inc. (Class A Stock)	489,548	19,905,022

		49,209,258

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.*	710,119	20,714,171
Zimmer Biomet Holdings, Inc.	270,361	31,656,570

		52,370,741

Health Care Providers & Services — 2.7%
Cigna Corp.	194,382	36,337,771
Laboratory Corp. of America Holdings*	219,616	33,155,428
UnitedHealth Group, Inc.	223,333	43,739,768

		113,232,967

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	335,055	21,634,501
Marriott International, Inc. (Class A Stock)	414,554	45,708,724
McDonald’s Corp.	215,586	33,778,015

		101,121,240

Household Durables — 0.5%
Newell Brands, Inc.	510,732	21,792,934

Household Products — 1.1%
Procter & Gamble Co. (The)	531,330	48,340,403

Industrial Conglomerates — 0.4%
General Electric Co.	705,847	17,067,380

Insurance — 2.2%
Brighthouse Financial, Inc.*	254,045	15,445,936
Chubb Ltd.	299,622	42,711,116
MetLife, Inc.	679,144	35,281,531

		93,438,583

Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc.*	96,656	92,920,246
Netflix, Inc.*	409,589	74,278,965
Priceline Group, Inc. (The)*	29,777	54,516,327

		221,715,538

Internet Software & Services — 11.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	611,184	105,557,589
Alphabet, Inc. (Class A Stock)*	74,184	72,234,444
Alphabet, Inc. (Class C Stock)*	46,526	44,623,552
eBay, Inc.*	645,485	24,825,353

Facebook, Inc. (Class A Stock)*	633,616	108,265,966
MercadoLibre, Inc. (Argentina)(a)	127,450	33,000,628
Tencent Holdings Ltd. (China)	1,710,530	74,785,558

		463,293,090

IT Services — 4.2%
DXC Technology Co.	258,504	22,200,323
Mastercard, Inc. (Class A Stock)	500,599	70,684,579
PayPal Holdings, Inc.*	107,011	6,851,914
Visa, Inc. (Class A Stock)(a)	736,970	77,558,723

		177,295,539

Media — 3.3%
Charter Communications, Inc. (Class A Stock)*	149,898	54,475,931
Comcast Corp. (Class A Stock)	993,767	38,240,154
Liberty Global PLC (United Kingdom) (Class C Stock)*	506,991	16,578,606
Twenty-First Century Fox, Inc. (Class A Stock)	692,754	18,274,850
Viacom, Inc. (Class B Stock)(a)	374,514	10,426,470

		137,996,011

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	277,508	13,556,266
Chevron Corp.	430,962	50,638,035
Noble Energy, Inc.	679,410	19,268,067
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	865,691	52,443,561
Suncor Energy, Inc. (Canada)	892,426	31,276,930

		167,182,859

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	301,266	32,488,525

Pharmaceuticals — 5.4%
Allergan PLC	239,151	49,013,998
Bristol-Myers Squibb Co.	997,884	63,605,126
Eli Lilly & Co.	359,028	30,711,255
Merck & Co., Inc.	586,747	37,569,410
Pfizer, Inc.	1,316,280	46,991,196

		227,890,985

Road & Rail — 1.2%
Ryder System, Inc.	237,420	20,073,861
Union Pacific Corp.	274,130	31,790,856

		51,864,717

Semiconductors & Semiconductor Equipment — 3.5%
Broadcom Ltd.	225,719	54,745,886
NVIDIA Corp.	335,438	59,966,252
Texas Instruments, Inc.	350,000	31,374,000

		146,086,138

Software — 8.8%
Activision Blizzard, Inc.	891,542	57,513,374
Adobe Systems, Inc.*	378,189	56,418,235
Microsoft Corp.	1,705,934	127,075,024
PTC, Inc.*	526,915	29,654,776
salesforce.com, Inc.*	699,678	65,363,919
Workday, Inc. (Class A Stock)*	357,939	37,723,191

		373,748,519

Specialty Retail — 0.8%
Industria de Diseno Textil SA (Spain), ADR	1,762,031	33,284,766

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	1,114,534	171,771,980

Textiles, Apparel & Luxury Goods — 1.5%
adidas AG (Germany), ADR(a)	335,166	37,940,791
Coach, Inc.	648,030	26,102,649

		64,043,440

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC (United Kingdom), ADR	980,721	27,911,320

TOTAL LONG-TERM INVESTMENTS (cost $2,694,026,396)		4,083,548,711

SHORT-TERM INVESTMENTS — 9.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	139,152,666	139,152,666
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $249,992,391; includes $249,712,743 of cash collateral for securities on loan)(b)(w)	249,984,222	250,009,220

TOTAL SHORT-TERM INVESTMENTS (cost $389,145,057)		389,161,886

TOTAL INVESTMENTS — 105.9% (cost $3,083,171,453)		4,472,710,597
Liabilities in excess of other assets — (5.9)%		(248,584,525)

NET ASSETS — 100.0%		$4,224,126,072

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $246,531,851; cash collateral of $249,712,743 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$131,182,365	$—	$—
Air Freight & Logistics	14,813,839	—	—
Automobiles	36,327,491	—	—
Banks	392,761,122	—	—
Beverages	23,677,608	—	—
Biotechnology	159,906,829	—	—
Building Products	10,322,943	—	—
Capital Markets	42,637,749	—	—
Chemicals	64,135,983	—	—
Communications Equipment	29,859,640	—	—
Consumer Finance	69,671,297	—	—
Containers & Packaging	16,959,242	—	—
Electric Utilities	76,618,594	—	—
Electrical Equipment	34,587,137	—	—
Electronic Equipment, Instruments & Components	34,929,411	—	—
Energy Equipment & Services	58,449,308	—	—
Equity Real Estate Investment Trusts (REITs)	60,224,508	—	—
Food & Staples Retailing	33,336,712	—	—
Food Products	49,209,258	—	—
Health Care Equipment & Supplies	52,370,741	—	—
Health Care Providers & Services	113,232,967	—	—
Hotels, Restaurants & Leisure	101,121,240	—	—
Household Durables	21,792,934	—	—
Household Products	48,340,403	—	—
Industrial Conglomerates	17,067,380	—	—
Insurance	93,438,583	—	—
Internet & Direct Marketing Retail	221,715,538	—	—
Internet Software & Services	388,507,532	74,785,558	—
IT Services	177,295,539	—	—
Media	137,996,011	—	—
Oil, Gas & Consumable Fuels	167,182,859	—	—
Personal Products	32,488,525	—	—
Pharmaceuticals	227,890,985	—	—
Road & Rail	51,864,717	—	—
Semiconductors & Semiconductor Equipment	146,086,138	—	—
Software	373,748,519	—	—
Specialty Retail	33,284,766	—	—
Technology Hardware, Storage & Peripherals	171,771,980	—	—
Textiles, Apparel & Luxury Goods	64,043,440	—	—
Wireless Telecommunication Services	27,911,320	—	—
Affiliated Mutual Funds	389,161,886	—	—

Total	$4,397,925,039	$74,785,558	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Flexible Managed Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 62.3%
Aerospace & Defense — 1.5%
Curtiss-Wright Corp.	9,900	$1,034,946
Huntington Ingalls Industries, Inc.	44,400	10,053,936
Lockheed Martin Corp.	79,300	24,605,997
Northrop Grumman Corp.	58,700	16,889,164
Orbital ATK, Inc.	14,500	1,930,820
Safran SA (France)	980	100,145
Spirit AeroSystems Holdings, Inc. (Class A Stock)	46,800	3,637,296
Thales SA (France)	326	36,919
United Technologies Corp.	15,700	1,822,456

		60,111,679

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	3,123	139,205
FedEx Corp.	69,600	15,700,368
United Parcel Service, Inc. (Class B Stock)	7,300	876,657

		16,716,230

Airlines — 0.1%
ANA Holdings, Inc. (Japan)	400	15,151
Deutsche Lufthansa AG (Germany)	14,210	395,162
Hawaiian Holdings, Inc.*	74,300	2,789,965
International Consolidated Airlines Group SA (United Kingdom)	2,273	18,115
Qantas Airways Ltd. (Australia)	9,843	45,084

		3,263,477

Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	5,700	300,520
BorgWarner, Inc.	71,800	3,678,314
Bridgestone Corp. (Japan)	2,100	95,348
Cie Generale des Etablissements Michelin (France)	439	64,050
Cooper-Standard Holdings, Inc.*	6,400	742,208
Delphi Automotive PLC	100,700	9,908,880
Koito Manufacturing Co. Ltd. (Japan)	300	18,839
Lear Corp.	23,800	4,119,304
Stanley Electric Co. Ltd. (Japan)	400	13,719
Sumitomo Electric Industries Ltd. (Japan)	2,300	37,600
Sumitomo Rubber Industries Ltd. (Japan)	600	11,013
Toyota Industries Corp. (Japan)	500	28,756

		19,018,551

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	2,546	258,403
Daimler AG (Germany)	2,990	238,675
Ferrari NV (Italy)	347	38,395
Fiat Chrysler Automobiles NV (United Kingdom)*	2,674	47,922
Ford Motor Co.	507,200	6,071,184
General Motors Co.	547,200	22,095,936
Honda Motor Co. Ltd. (Japan)	5,400	159,519
Mitsubishi Motors Corp. (Japan)	2,200	17,418
Peugeot SA (France)	1,508	35,898
Suzuki Motor Corp. (Japan)	7,700	404,135
Toyota Motor Corp. (Japan)	3,300	196,774
Volkswagen AG (Germany)	91	15,392

		29,579,651

Banks — 4.5%
Aozora Bank Ltd. (Japan)	400	15,229

Australia & New Zealand Banking Group Ltd. (Australia)	4,128	96,156
Banco Bilbao Vizcaya Argentaria SA (Spain)	20,670	184,797
Banco Santander SA (Spain)	4,418	30,903
Bank Leumi Le-Israel BM (Israel)	4,340	23,065
Bank of America Corp.	1,678,600	42,535,724
Bendigo & Adelaide Bank Ltd. (Australia)	1,473	13,449
BNP Paribas SA (France)	7,015	565,937
Citigroup, Inc.	500,600	36,413,644
Comerica, Inc.	82,900	6,321,954
Commonwealth Bank of Australia (Australia)	1,354	80,175
Credit Agricole SA (France)	17,551	319,499
Danske Bank A/S (Denmark)	2,326	93,211
DNB ASA (Norway)	11,846	239,171
Hang Seng Bank Ltd. (Hong Kong)	4,400	107,570
HSBC Holdings PLC (United Kingdom)	90,762	897,257
ING Groep NV (Netherlands)	30,012	553,189
Intesa Sanpaolo SpA (Italy)	40,206	142,341
Intesa Sanpaolo SpA (Italy) RSP	10,001	33,140
Japan Post Bank Co. Ltd. (Japan)	11,200	138,414
JPMorgan Chase & Co.	559,094	53,399,068
KBC Group NV (Belgium)	4,257	361,161
Lloyds Banking Group PLC (United Kingdom)	518,235	470,949
Mediobanca SpA (Italy)	12,192	131,020
Mizuho Financial Group, Inc. (Japan)(a)	71,600	125,518
Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,900	254,809
PNC Financial Services Group, Inc. (The)	20,300	2,735,831
Popular, Inc. (Puerto Rico)	24,400	876,936
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	8,683	114,556
SunTrust Banks, Inc.	32,600	1,948,502
Swedbank AB (Sweden) (Class A Stock)	13,412	371,399
United Overseas Bank Ltd. (Singapore)	4,100	71,200
Wells Fargo & Co.	648,812	35,781,982
Westpac Banking Corp. (Australia)	10,625	267,256

		185,715,012

Beverages — 1.6%
Anheuser-Busch InBev SA/NV (Belgium)	50	5,977
Asahi Group Holdings Ltd. (Japan)	1,100	44,483
Coca-Cola Co. (The)	673,300	30,305,233
Coca-Cola European Partners PLC (United Kingdom)	644	27,001
Coca-Cola HBC AG (Switzerland)*	1,240	41,985
Constellation Brands, Inc. (Class A Stock)	20,200	4,028,890
Diageo PLC (United Kingdom)	9,107	299,488
Kirin Holdings Co. Ltd. (Japan)	2,700	63,433
PepsiCo, Inc.	274,320	30,567,478
Pernod Ricard SA (France)	658	91,023

		65,474,991

Biotechnology — 2.4%
AbbVie, Inc.	359,200	31,918,512
Amgen, Inc.	46,408	8,652,772
Biogen, Inc.*	47,400	14,841,888
Celgene Corp.*	202,800	29,572,296
CSL Ltd. (Australia)	558	58,742
Gilead Sciences, Inc.	171,300	13,878,726

		98,922,936

Building Products — 0.0%
Asahi Glass Co. Ltd. (Japan)	5,200	193,144
Cie de Saint-Gobain (France)	288	17,159

Continental Building Products, Inc.*	27,400	712,400
Daikin Industries Ltd. (Japan)	700	70,891

		993,594

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	6,862	84,012
Ameriprise Financial, Inc.	25,200	3,742,452
Evercore Partners, Inc. (Class A Stock)	17,800	1,428,450
Invesco Ltd.	138,600	4,856,544
London Stock Exchange Group PLC (United Kingdom)	475	24,389
LPL Financial Holdings, Inc.	8,700	448,659
Macquarie Group Ltd. (Australia)	4,917	352,038
Morgan Stanley	185,200	8,921,084
Natixis SA (France)	44,014	352,239
Nomura Holdings, Inc. (Japan)	12,000	67,332
Partners Group Holding AG (Switzerland)	480	325,871
Raymond James Financial, Inc.	178,000	15,010,740
S&P Global, Inc.	120,600	18,850,986
Schroders PLC (United Kingdom)	2,261	101,715
T. Rowe Price Group, Inc.	37,700	3,417,505

		57,984,016

Chemicals — 1.3%
AdvanSix, Inc.*	7,116	282,861
Air Products & Chemicals, Inc.	109,300	16,528,346
Arkema SA (France)	201	24,663
Asahi Kasei Corp. (Japan)	3,000	36,968
BASF SE (Germany)	3,896	415,063
Chemours Co. (The)	356,700	18,052,587
Covestro AG (Germany), 144A	3,707	318,988
Evonik Industries AG (Germany)	625	22,345
Hitachi Chemical Co. Ltd. (Japan)	300	8,232
JSR Corp. (Japan)	600	11,408
Koninklijke DSM NV (Netherlands)	575	47,073
Kuraray Co. Ltd. (Japan)	1,000	18,710
LyondellBasell Industries NV (Class A Stock)	163,100	16,155,055
Mitsubishi Chemical Holdings Corp. (Japan)	38,200	364,198
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	14,078
Mitsui Chemicals, Inc. (Japan)	8,400	255,507
Shin-Etsu Chemical Co. Ltd. (Japan)	1,200	107,400
Sika AG (Switzerland)	7	52,120
Sumitomo Chemical Co. Ltd. (Japan)	5,000	31,280
Teijin Ltd. (Japan)	12,000	236,746
Tosoh Corp. (Japan)	2,000	45,144

		53,028,772

Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	32,800	1,177,520
Steelcase, Inc. (Class A Stock)	101,600	1,564,640
Toppan Printing Co. Ltd. (Japan)	2,000	19,840

		2,762,000

Communications Equipment — 0.3%
Juniper Networks, Inc.	504,600	14,043,018

Construction & Engineering 0.3%
Argan, Inc.	39,200	2,636,200
Bouygues SA (France)	242	11,488
CIMIC Group Ltd. (Australia)	305	10,599
EMCOR Group, Inc.	53,100	3,684,078

HOCHTIEF AG (Germany)	1,258	212,479
Kajima Corp. (Japan)	7,000	69,576
MasTec, Inc.*	107,200	4,974,080
Obayashi Corp. (Japan)	27,600	331,047
Taisei Corp. (Japan)	4,200	220,256
Valmont Industries, Inc.	11,700	1,849,770
Vinci SA (France)	432	41,045

		14,040,618

Consumer Finance — 0.6%
Capital One Financial Corp.	210,700	17,837,862
Navient Corp.	505,300	7,589,606

		25,427,468

Containers & Packaging — 0.4%
Owens-Illinois, Inc.*	187,200	4,709,952
WestRock Co.	215,800	12,242,334

		16,952,286

Distributors — 0.2%
LKQ Corp.*	247,500	8,907,525

Diversified Financial Services 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	124,200	22,768,344
Investor AB (Sweden) (Class B Stock)	1,419	70,204
ORIX Corp. (Japan)	19,100	308,355

		23,146,903

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	841,720	32,970,172
Elisa OYJ (Finland)	450	19,386
Koninklijke KPN NV (Netherlands)	10,828	37,159
Nippon Telegraph & Telephone Corp. (Japan)	7,700	352,820
Orange SA (France)	21,825	357,359
Swisscom AG (Switzerland)	82	42,042
TDC A/S (Denmark)	2,570	15,072
Telecom Italia SpA (Italy)*	321,970	302,018
Telecom Italia SpA (Italy)	18,981	14,285
Telefonica SA (Spain)	11,625	126,329
Telenor ASA (Norway)	2,318	49,106
Verizon Communications, Inc.	714,888	35,379,807

		69,665,555

Electric Utilities — 1.0%
AusNet Services (Australia)	5,286	7,014
Chubu Electric Power Co., Inc. (Japan)	1,900	23,613
CK Infrastructure Holdings Ltd. (Hong Kong)	1,000	8,621
CLP Holdings Ltd. (Hong Kong)	5,000	51,333
EDP-Energias de Portugal SA (Portugal)	46,235	174,337
Endesa SA (Spain)	7,667	173,005
Enel SpA (Italy)	81,879	493,262
Exelon Corp.	367,200	13,832,424
Iberdrola SA (Spain)	18,949	147,340
Kansai Electric Power Co., Inc. (The) (Japan)	2,000	25,599
Kyushu Electric Power Co., Inc. (Japan)	1,300	13,811
NextEra Energy, Inc.	76,900	11,269,695
PPL Corp.	377,000	14,307,150
Red Electrica Corp. SA (Spain)	331	6,962
Southern Co. (The)	24,400	1,199,016
SSE PLC (United Kingdom)	2,935	54,920

Terna Rete Elettrica Nazionale SpA (Italy)	4,613	26,954
Tohoku Electric Power Co., Inc. (Japan)	1,300	16,542

		41,831,598

Electrical Equipment — 0.5%
Emerson Electric Co.	293,900	18,468,676
Gamesa Corp. Tecnologica SA (Spain)	16,064	209,885
Nidec Corp. (Japan)	700	86,052
Schneider Electric SE (France)	631	54,948
Vestas Wind Systems A/S (Denmark)	3,917	352,082

		19,171,643

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*	22,900	1,841,389
Avnet, Inc.	61,800	2,428,740
Hitachi Ltd. (Japan)	59,000	416,000
Keyence Corp. (Japan)	300	159,560
Kyocera Corp. (Japan)	2,900	179,991
Yokogawa Electric Corp. (Japan)	700	11,929

		5,037,609

Energy Equipment & Services — 0.1%
Halliburton Co.	31,300	1,440,739
McDermott International, Inc.*	109,100	793,157

		2,233,896

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	140,500	19,203,540
CoreCivic, Inc.	124,600	3,335,542
DDR Corp.	106,200	972,792
Fonciere Des Regions (France)	104	10,805
Franklin Street Properties Corp.	72,300	767,826
GEO Group, Inc. (The)	253,350	6,815,115
Goodman Group (Australia)	7,891	51,091
GPT Group (The) (Australia)	16,259	63,356
Hospitality Properties Trust	32,300	920,227
Klepierre (France)	381	14,964
Land Securities Group PLC (United Kingdom)	19,215	250,611
Link REIT (The) (Hong Kong)	7,000	56,924
Mirvac Group (Australia)	11,728	21,097
Nippon Prologis REIT, Inc. (Japan)	5	10,539
Outfront Media, Inc.	58,600	1,475,548
Prologis, Inc.	186,400	11,828,944
Spirit Realty Capital, Inc.(a)	632,200	5,417,954
Stockland (Australia)	80,765	272,751
VEREIT, Inc.	173,300	1,436,657
Weyerhaeuser Co.	91,800	3,123,954

		56,050,237

Food & Staples Retailing — 1.3%
CVS Health Corp.	229,600	18,671,072
ICA Gruppen AB (Sweden)(a)	6,994	263,109
J Sainsbury PLC (United Kingdom)	92,828	295,964
Jeronimo Martins SGPS SA (Portugal)	2,596	51,242
Koninklijke Ahold Delhaize NV (Netherlands)	424	7,922
Kroger Co. (The)	239,600	4,806,376
METRO AG (Germany)*	551	11,647
Performance Food Group Co.*	34,100	963,325
Wal-Mart Stores, Inc.	296,400	23,160,696
Walgreens Boots Alliance, Inc.	52,000	4,015,440

Wesfarmers Ltd. (Australia)	3,570	115,895
WM Morrison Supermarkets PLC (United Kingdom)	69,964	219,540

		52,582,228

Food Products — 0.6%
Conagra Brands, Inc.	77,100	2,601,354
Golden Agri-Resources Ltd. (Singapore)	715,300	198,109
Marine Harvest ASA (Norway)*	16,965	335,534
Nestle SA (Switzerland)	6,464	542,596
NH Foods Ltd. (Japan)	7,000	192,388
Pilgrim’s Pride Corp.*(a)	66,800	1,897,788
Sanderson Farms, Inc.(a)	12,500	2,019,000
Tyson Foods, Inc. (Class A Stock)	246,300	17,351,835
WH Group Ltd. (Hong Kong), 144A	334,000	355,711
Wilmar International Ltd. (Singapore)	5,000	11,749

		25,506,064

Gas Utilities — 0.2%
Atmos Energy Corp.	30,400	2,548,736
Gas Natural SDG SA (Spain)	1,102	24,412
UGI Corp.	117,000	5,482,620

		8,055,768

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	403,300	21,520,088
Baxter International, Inc.	319,800	20,067,450
Boston Scientific Corp.*	531,100	15,492,187
Cochlear Ltd. (Australia)	175	21,890
Danaher Corp.	216,600	18,579,948
Medtronic PLC	163,100	12,684,287
Smith & Nephew PLC (United Kingdom)	18,059	326,420
Straumann Holding AG (Switzerland)	20	12,862
Stryker Corp.	7,100	1,008,342

		89,713,474

Health Care Providers & Services — 2.1%
Aetna, Inc.	25,300	4,022,953
Alfresa Holdings Corp. (Japan)	600	10,992
Anthem, Inc.	99,100	18,817,108
Cigna Corp.	54,400	10,169,536
Express Scripts Holding Co.*	269,700	17,077,404
Fresenius Medical Care AG & Co. KGaA (Germany)	1,976	193,185
Fresenius SE & Co. KGaA (Germany)	1,261	101,976
McKesson Corp.	37,000	5,683,570
Medipal Holdings Corp. (Japan)	14,400	250,263
Ramsay Health Care Ltd. (Australia)	417	20,404
Sonic Healthcare Ltd. (Australia)	5,535	90,956
UnitedHealth Group, Inc.	162,300	31,786,455

		88,224,802

Health Care Technology — 0.0%
Cerner Corp.*	18,300	1,305,156

Hotels, Restaurants & Leisure — 1.5%
Aristocrat Leisure Ltd. (Australia)	20,752	342,772
Carnival PLC	585	37,202
Extended Stay America, Inc.	52,500	1,050,000
Flight Centre Travel Group Ltd. (Australia)	628	22,226
Galaxy Entertainment Group Ltd. (Hong Kong)	17,500	123,715
Genting Singapore PLC (Singapore)	325,000	281,032

Hilton Grand Vacations, Inc.*	22,700	876,901
Hilton Worldwide Holdings, Inc.	17,100	1,187,595
McDonald’s Corp.	195,400	30,615,272
Oriental Land Co. Ltd. (Japan)	1,100	83,864
Royal Caribbean Cruises Ltd.	62,400	7,396,896
Tui AG (Germany)	1,434	24,334
Yum China Holdings, Inc.*	199,300	7,966,021
Yum! Brands, Inc.	162,000	11,924,820

		61,932,650

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	3,003	24,739
Berkeley Group Holdings PLC (United Kingdom)	1,756	87,513
D.R. Horton, Inc.	37,900	1,513,347
NVR, Inc.*	900	2,569,500
Panasonic Corp. (Japan)	6,700	97,230
Persimmon PLC (United Kingdom)	9,322	322,610
Sekisui House Ltd. (Japan)	1,700	28,655
Sony Corp. (Japan)	10,400	388,010
Taylor Morrison Home Corp. (Class A Stock)*	51,400	1,133,370
Taylor Wimpey PLC (United Kingdom)	17,154	44,960

		6,209,934

Household Products — 0.6%
Essity AB (Sweden) (Class B Stock)*	1,914	52,184
Henkel AG & Co. KGaA (Germany)	321	39,088
Kimberly-Clark Corp.	138,200	16,263,376
Procter & Gamble Co. (The)	90,105	8,197,753

		24,552,401

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	1,049,100	11,561,082
NRG Energy, Inc.	349,100	8,933,469

		20,494,551

Industrial Conglomerates — 0.9%
3M Co.	13,000	2,728,700
CK Hutchison Holdings Ltd. (Hong Kong)	28,000	358,632
General Electric Co.	338,292	8,179,901
Honeywell International, Inc.	178,800	25,343,112
Jardine Matheson Holdings Ltd. (Hong Kong)	800	50,688
NWS Holdings Ltd. (Hong Kong)	30,000	58,640
Siemens AG (Germany)	429	60,536

		36,780,209

Insurance — 1.4%
Aflac, Inc.	88,900	7,235,571
AIA Group Ltd. (Hong Kong)	42,800	316,861
Allianz SE (Germany)	1,427	320,484
Allstate Corp. (The)	110,300	10,137,673
American International Group, Inc.	315,600	19,374,684
Aon PLC	9,300	1,358,730
Assurant, Inc.	43,300	4,136,016
AXA SA (France)	6,134	185,443
Baloise Holding AG (Switzerland)	154	24,387
Direct Line Insurance Group PLC (United Kingdom)	25,895	126,240
Insurance Australia Group Ltd. (Australia)	7,434	37,232
Legal & General Group PLC (United Kingdom)	63,839	222,509
Mapfre SA (Spain)	3,331	10,854
MS&AD Insurance Group Holdings, Inc. (Japan)	8,700	280,370

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	207	44,303
NN Group NV (Netherlands)	991	41,499
Prudential PLC (United Kingdom)	3,082	73,754
QBE Insurance Group Ltd. (Australia)	4,122	32,496
SCOR SE (France)	535	22,437
Sompo Holdings, Inc. (Japan)	1,100	42,867
Suncorp Group Ltd. (Australia)	4,134	42,448
Swiss Life Holding AG (Switzerland)*	971	342,318
Swiss Re AG (Switzerland)	1,017	92,185
Unum Group	278,200	14,224,366

		58,725,727

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	19,200	18,457,920
Liberty Interactive Corp. QVC Group (Class A Stock)*	473,300	11,155,681
Nutrisystem, Inc.(a)	104,300	5,830,370
PetMed Express, Inc.(a)	64,300	2,131,545
Priceline Group, Inc. (The)*	5,900	10,801,838
Rakuten, Inc. (Japan)	2,500	27,295
Start Today Co. Ltd. (Japan)	1,600	50,704

		48,455,353

Internet Software & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	34,100	33,203,852
Alphabet, Inc. (Class C Stock)*	49,982	47,938,236
Etsy, Inc.*	137,500	2,321,000
Facebook, Inc. (Class A Stock)*	329,200	56,250,404

		139,713,492

IT Services — 2.2%
Accenture PLC (Class A Stock)	168,600	22,772,802
Amadeus IT Group SA (Spain)	5,598	364,085
Atos SE (France)	298	46,222
CACI International, Inc. (Class A Stock)*	19,300	2,689,455
Capgemini SE (France)	498	58,377
Cognizant Technology Solutions Corp. (Class A Stock)	300,800	21,820,032
CSRA, Inc.	126,700	4,088,609
DST Systems, Inc.	17,400	954,912
Fujitsu Ltd. (Japan)	6,000	44,655
Obic Co. Ltd. (Japan)	200	12,592
Total System Services, Inc.	116,600	7,637,300
Travelport Worldwide Ltd.	126,900	1,992,330
Visa, Inc. (Class A Stock)(a)	282,500	29,730,300

		92,211,671

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	600	20,613
Life Sciences Tools & Services
Bruker Corp.	53,900	1,603,525
Lonza Group AG (Switzerland)*	232	60,961
QIAGEN NV*	620	19,598

		1,684,084

Machinery — 1.4%
Alfa Laval AB (Sweden)	914	22,356
Amada Holdings Co. Ltd. (Japan)	1,000	10,980
Atlas Copco AB (Sweden) (Class B Stock)	1,137	44,170
Crane Co.	50,000	3,999,500
Cummins, Inc.	71,300	11,980,539

Deere & Co.	9,200	1,155,428
Fortive Corp.	34,800	2,463,492
Illinois Tool Works, Inc.	129,600	19,175,616
Ingersoll-Rand PLC	80,000	7,133,600
Lincoln Electric Holdings, Inc.	24,000	2,200,320
Oshkosh Corp.	96,900	7,998,126
Sandvik AB (Sweden)	19,414	335,293
Schindler Holding AG (Switzerland)	64	13,783
SMC Corp. (Japan)	200	70,672
Volvo AB (Sweden) (Class B Stock)	10,960	211,616
Wartsila OYJ Abp (Finland)	453	32,081

		56,847,572

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	10	18,409
Kuehne + Nagel International AG (Switzerland)	1,678	310,935

		329,344

Media — 1.3%
Comcast Corp. (Class A Stock)	846,046	32,555,850
Discovery Communications, Inc. (Class C Stock)*(a)	302,500	6,128,650
Eutelsat Communications SA (France)	529	15,660
GEDI Gruppo Editoriale SpA (Italy)*	129	114
I-CABLE Communications Ltd. (Hong Kong)*	3,065	101
RTL Group SA (Luxembourg)	111	8,409
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	87,600	2,807,580
TEGNA, Inc.	173,200	2,308,756
Toho Co. Ltd. (Japan)	4,900	171,098
Twenty-First Century Fox, Inc. (Class A Stock)	121,500	3,205,170
Twenty-First Century Fox, Inc. (Class B Stock)	161,100	4,154,769
Viacom, Inc. (Class B Stock)	66,200	1,843,008

		53,199,165

Metals & Mining — 0.7%
Alcoa Corp.*	119,900	5,589,738
Anglo American PLC (United Kingdom)	8,642	155,369
Arcelormittal (Luxembourg)*	12,231	315,513
BlueScope Steel Ltd. (Australia)	1,791	15,472
Fortescue Metals Group Ltd. (Australia)	47,896	193,966
Freeport-McMoRan, Inc.	254,600	3,574,584
Newcrest Mining Ltd. (Australia)	2,441	40,178
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,400	55,185
Norsk Hydro ASA (Norway)	4,020	29,333
Reliance Steel & Aluminum Co.	11,900	906,423
Rio Tinto Ltd. (United Kingdom)	2,067	108,342
Rio Tinto PLC (United Kingdom)	3,885	180,843
South32 Ltd. (Australia)	9,764	25,259
Southern Copper Corp. (Peru)(a)	156,800	6,234,368
Steel Dynamics, Inc.	268,500	9,255,195
voestalpine AG (Austria)	5,078	258,954

		26,938,722

Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	2,172	39,884
CenterPoint Energy, Inc.	233,700	6,826,377
Innogy SE (Germany), 144A	431	19,200
MDU Resources Group, Inc.	79,400	2,060,430
National Grid PLC (United Kingdom)	10,263	127,113

SCANA Corp.	56,600	2,744,534

		11,817,538

Multiline Retail — 0.3%
Macy’s, Inc.(a)	608,200	13,270,924
Takashimaya Co. Ltd. (Japan)	6,000	56,196

		13,327,120

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	313,700	15,324,245
Andeavor	103,000	10,624,450
BP PLC (United Kingdom)	62,020	397,299
Chevron Corp.	62,900	7,390,750
Devon Energy Corp.	397,200	14,581,212
Exxon Mobil Corp.	360,216	29,530,508
Galp Energia SGPS SA (Portugal)	6,267	111,133
JXTG Holdings, Inc. (Japan)	9,700	50,015
Kinder Morgan, Inc.	264,400	5,071,192
Laredo Petroleum, Inc.*(a)	180,600	2,335,158
Marathon Petroleum Corp.	291,200	16,330,496
Newfield Exploration Co.*	479,600	14,229,732
OMV AG (Austria)	5,361	312,546
Repsol SA (Spain)	20,422	376,873
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	14,043	424,405
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	11,852	364,876
Total SA (France)	7,151	383,967
Valero Energy Corp.	246,100	18,932,473
World Fuel Services Corp.	15,600	528,996

		137,300,326

Paper & Forest Products — 0.0%
Mondi PLC (South Africa)	8,001	215,108

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	139,900	325,967
Kao Corp. (Japan)	1,500	88,310
Unilever NV (United Kingdom) CVA	8,345	493,278
Unilever PLC (United Kingdom)	4,071	235,627

		1,143,182

Pharmaceuticals — 2.6%
Allergan PLC	104,000	21,314,800
Astellas Pharma, Inc. (Japan)	6,700	85,275
AstraZeneca PLC (United Kingdom)	3,648	242,597
Bayer AG (Germany)	2,619	357,762
Bristol-Myers Squibb Co.	119,500	7,616,930
Corcept Therapeutics, Inc.*	53,600	1,034,480
Daiichi Sankyo Co. Ltd. (Japan)	1,800	40,620
GlaxoSmithKline PLC (United Kingdom)	12,461	249,103
Johnson & Johnson	195,198	25,377,692
Merck & Co., Inc.	105,800	6,774,374
Mitsubishi Tanabe Pharma Corp. (Japan)	600	13,774
Novartis AG (Switzerland)	8,265	708,930
Novo Nordisk A/S (Denmark) (Class B Stock)	6,368	306,165
Orion OYJ (Finland) (Class B Stock)	324	15,044
Pfizer, Inc.	765,200	27,317,640
Recordati SpA (Italy)	6,747	311,350
Roche Holding AG (Switzerland)	2,499	638,795
Sanofi (France)	6,452	642,272
Shionogi & Co. Ltd. (Japan)	800	43,733

Zoetis, Inc.	223,300	14,237,608

		107,328,944

Professional Services — 0.1%
Adecco Group AG (Switzerland)	1,012	78,840
Insperity, Inc.	21,800	1,918,400
Intertek Group PLC (United Kingdom)	4,724	315,766
RELX PLC (United Kingdom)	3,422	75,100

		2,388,106

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	372,200	14,098,936
Daito Trust Construction Co. Ltd. (Japan)	400	72,873
Daiwa House Industry Co. Ltd. (Japan)	6,800	234,889
Kerry Properties Ltd. (Hong Kong)	50,500	209,755
Mitsubishi Estate Co. Ltd. (Japan)	4,000	69,518
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	30,255
Sun Hung Kai Properties Ltd. (Hong Kong)	21,000	342,095
Swiss Prime Site AG (Switzerland)*	219	19,690
Wharf Holdings Ltd. (The) (Hong Kong)	4,000	35,785

		15,113,796

Road & Rail — 1.0%
Central Japan Railway Co. (Japan)	500	87,745
East Japan Railway Co. (Japan)	1,000	92,309
Kyushu Railway Co. (Japan)	500	14,874
Nippon Express Co. Ltd. (Japan)	1,100	71,711
Norfolk Southern Corp.	118,500	15,670,440
Tokyu Corp. (Japan)	1,500	21,244
Union Pacific Corp.	198,400	23,008,448
West Japan Railway Co. (Japan)	500	34,761

		39,001,532

Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	484,800	25,253,232
ASML Holding NV (Netherlands)	1,178	201,293
Broadcom Ltd.	96,900	23,502,126
Disco Corp. (Japan)	100	20,380
Intel Corp.	712,700	27,139,616
Lam Research Corp.(a)	31,400	5,810,256
MKS Instruments, Inc.	17,100	1,615,095
STMicroelectronics NV (Switzerland)	2,004	38,876
Texas Instruments, Inc.	285,100	25,556,364
Tokyo Electron Ltd. (Japan)	2,400	369,478

		109,506,716

Software — 3.6%
Activision Blizzard, Inc.	281,900	18,185,369
Adobe Systems, Inc.*	160,800	23,988,144
Check Point Software Technologies Ltd. (Israel)*	1,200	136,824
Electronic Arts, Inc.*	143,100	16,894,386
Intuit, Inc.	112,200	15,948,108
Konami Holdings Corp. (Japan)	300	14,443
Microsoft Corp.	518,800	38,645,412
Nexon Co. Ltd. (Japan)*	2,500	65,356
Nice Ltd. (Israel)	321	26,001
Oracle Corp.	661,300	31,973,855
SAP SE (Germany)	423	46,380

		145,924,278

Specialty Retail — 0.9%
Burlington Stores, Inc.*	124,700	11,903,862
Dick’s Sporting Goods, Inc.	87,900	2,374,179
Dixons Carphone PLC (United Kingdom)	57,193	148,291
Francesca’s Holdings Corp.*	136,400	1,003,904
Gap, Inc. (The)(a)	462,800	13,666,484
Industria de Diseno Textil SA (Spain)	183	6,899
Ross Stores, Inc.	116,600	7,528,862
Yamada Denki Co. Ltd. (Japan)	2,000	10,936

		36,643,417

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	483,700	74,547,844
Brother Industries Ltd. (Japan)	13,400	312,432
Canon, Inc. (Japan)	4,700	160,838
FUJIFILM Holdings Corp. (Japan)	1,300	50,507
HP, Inc.	858,000	17,125,680
Western Digital Corp.	76,000	6,566,400

		98,763,701

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	1,151	260,662
Kering (France)	57	22,707
Lululemon Athletica, Inc.*	53,100	3,305,475
LVMH Moet Hennessy Louis Vuitton SE (France)	1,920	530,756
PVH Corp.	109,700	13,828,782
Swatch Group AG (The) (Switzerland)	140	11,163
Wolverine World Wide, Inc.	83,700	2,414,745

		20,374,290

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	207,100	3,870,699

Tobacco — 0.6%
Altria Group, Inc.	383,500	24,321,570
British American Tobacco PLC (United Kingdom)	8,589	537,703
Japan Tobacco, Inc. (Japan)	6,500	213,011
Swedish Match AB (Sweden)	8,221	288,733

		25,361,017

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	25,000	1,645,000
ITOCHU Corp. (Japan)	22,600	370,296
Marubeni Corp. (Japan)(a)	15,000	102,543
Mitsubishi Corp. (Japan)	7,500	174,494
Mitsui & Co. Ltd. (Japan)	16,300	241,092
Sumitomo Corp. (Japan)	13,400	192,925
Toyota Tsusho Corp. (Japan)	700	23,006
United Rentals, Inc.*	11,100	1,540,014

		4,289,370

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	1,866	37,725
Aena SA (Spain), 144A	196	35,422
Aeroports de Paris (France)	93	15,034
Atlantia SpA (Italy)	1,420	44,868
Fraport AG Frankfurt Airport Services Worldwide (Germany)	130	12,356
Sydney Airport (Australia)	23,918	133,571
Transurban Group (Australia)	6,488	60,587

		339,563

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)				5,600	147,616
SoftBank Group Corp. (Japan)				600	48,658
Vodafone Group PLC (United Kingdom)				82,153	230,043

					426,317

TOTAL COMMON STOCKS (cost $1,951,480,230)					2,556,697,265

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.0%
iShares MSCI EAFE Index Fund(a) (cost $434,380)				6,692	458,268

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)				155	13,816
Volkswagen AG (Germany) (PRFC)				2,408	393,116

					406,932

Banks — 0.0%
Citigroup Capital XIII, 7.409%, (Capital Security, fixed to floating preferred)				22,000	611,160
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)				541	73,707

TOTAL PREFERRED STOCKS (cost $908,689)					1,091,799

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.3%
Automobiles — 1.2%
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932	%(c)	10/08/19	968	968,612
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.560%	1.792	%(c)	11/08/19	411	411,656
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	1,000	999,451
Americredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%		06/19/23	1,020	1,020,940
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,699,623
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	4,992,526
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,000	4,000,565
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	3,500	3,509,566
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	2,400	2,400,195
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	3,435	3,408,553
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	6,200	6,262,699
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A^	2.360%		03/15/29	5,600	5,599,382
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A, 1 Month LIBOR + 0.500%	1.734	%(c)	05/15/20	1,800	1,803,990
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.084	%(c)	05/17/21	2,300	2,322,310

Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	3,000	2,996,671
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	445	445,637
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	7,700	7,691,474

					50,533,850

Collateralized Loan Obligations — 1.5%
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A, 3 Month LIBOR + 1.700%	3.004	%(c)	01/15/28	2,500	2,502,070
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.354	%(c)	04/16/27	1,500	1,506,472
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.430%	2.744	%(c)	04/28/26	1,500	1,503,050
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	07/15/29	500	501,547
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.453	%(c)	10/22/25	250	250,251
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	2.644	%(c)	07/18/30	1,500	1,500,831
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%	1.883	%(c)	04/15/29	1,875	1,874,902
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.554	%(c)	07/15/29	1,500	1,500,942
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A, 3 Month LIBOR + 1.530%	2.834	%(c)	07/18/27	750	753,365
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.454	%(c)	04/17/25	2,024	2,026,787
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	2.554	%(c)	04/15/29	3,000	2,999,978
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.150%	2.467	%(c)	07/27/26	1,250	1,256,926
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A, 3 Month LIBOR + 1.550%	2.857	%(c)	04/20/26	2,200	2,202,400
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A, 3 Month LIBOR + 1.800%	3.107	%(c)	04/20/26	450	450,293
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	2.704	%(c)	10/18/26	500	499,739
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.504	%(c)	07/15/26	1,000	1,001,539
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A, 3 Month LIBOR + 1.550%	2.854	%(c)	04/18/27	1,000	1,001,725
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.554	%(c)	01/16/26	750	751,628
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	2.762	%(c)	05/05/27	250	250,354
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.230%	2.544	%(c)	01/25/27	3,250	3,250,885
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	2.844	%(c)	04/15/27	500	500,536
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.615	%(c)	05/15/26	2,750	2,750,622
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.504	%(c)	10/15/26	3,250	3,250,836

Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.424	%(c)	01/18/27	2,750	2,753,948
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A, 3 Month LIBOR + 1.180%	2.487	%(c)	04/20/25	1,502	1,502,135
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.561	%(c)	07/15/30	1,250	1,250,575
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.561	%(c)	10/30/30	1,500	1,500,837
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.616	%(c)	05/21/29	1,750	1,750,005
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	2.571	%(c)	07/17/26	1,500	1,500,803
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	2.534	%(c)	07/15/29	1,250	1,250,450
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.014	%(c)	10/25/28	3,250	3,263,022
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.120%	2.424	%(c)	07/15/25	2,700	2,703,847
UCG U.S. CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	10/23/29	1,250	1,259,681
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.140%	2.444	%(c)	04/15/24	1,375	1,375,277
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	2.431	%(c)	04/20/29	2,000	2,000,769
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.472	%(c)	11/07/25	2,000	2,000,591
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	2.572	%(c)	07/15/29	1,750	1,750,770

					59,950,388

Consumer Loans — 0.4%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,116	3,121,976
OneMain Financial Issuance Trust, Series 2017-1a, Class A2, 144A, 1 Month LIBOR + 0.800%	2.040	%(c)	09/14/32	3,300	3,306,069
SpringCastle America Funding LLC, Series 2016-AA. Class A, 144A	3.050%		04/25/29	2,420	2,436,423
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,795	5,835,478

					14,699,946

Credit Cards — 0.6%
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	1.686	%(c)	09/16/24	6,100	6,147,111
American Express Credit Account Master Trust, Series 2017-5, Class A, 1 Month LIBOR + 0.380%	1.614	%(c)	02/18/25	800	803,717
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A, 1 Month LIBOR + 0.800%	2.034	%(c)	05/15/20	3,900	3,901,090
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	1.856	%(c)	04/22/26	3,800	3,839,652
Citibank Credit Card Issuance Trust, Series 2017-a7, Class A7, 1 Month LIBOR + 0.370%	1.602	%(c)	08/08/24	3,900	3,914,041
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	4,000	4,008,205
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	1.834	%(c)	12/15/26	2,600	2,625,930

					25,239,746

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%	08/16/24	3,500	3,501,935

Home Equity Loans — 0.2%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1, 1 Month LIBOR + 1.650%	2.887%(c)	03/25/33	132	131,073
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.729%(cc)	07/25/35	279	277,866
CSMC Trust, Series 2017-6R, 144A	2.786%(cc)	03/06/47	2,763	2,768,582
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.658%(cc)	07/25/34	238	235,507
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.032%(c)	06/25/34	342	338,657
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	2.437%(c)	05/25/33	236	234,362
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.945%	2.182%(c)	06/25/34	577	577,825
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1, 1 Month LIBOR + 0.900%	2.137%(c)	07/25/32	172	173,208
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1, 1 Month LIBOR + 1.275%	2.512%(c)	09/25/32	3,033	3,016,450
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.765%	2.002%(c)	02/25/34	547	531,591

				8,285,121

Other — 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%	10/20/30	1,006	1,005,874
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%	09/20/29	495	489,387

				1,495,261

Residential Mortgage-Backed Securities — 0.3%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.387%(c)	12/26/46	4,758	4,773,003
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%(cc)	06/25/57	5,918	5,944,928
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%(cc)	04/25/47	585	587,978
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%(cc)	04/25/59	670	672,291

				11,978,200

TOTAL ASSET-BACKED SECURITIES (cost $174,949,775)				175,684,447

BANK LOAN(c) — 0.0%
Technology
Dell International LLC, Term A-3 Loan, 1 Month LIBOR + 2.000% (cost $588,406)	3.334%	12/31/18	600	600,214

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%	05/15/49	4,000	3,978,543
BANK, Series 2017-BNK4, Class A3	3.362%	05/15/50	6,500	6,639,937
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%	04/10/46	1,100	1,109,839
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	2,750	2,863,489

Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	2,800	2,874,922
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	5,000	4,958,439
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	6,500	6,484,853
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%	04/14/50	5,500	5,652,398
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%	12/10/45	1,000	997,118
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%	03/10/46	1,572	1,594,922
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%	02/10/47	2,700	2,733,853
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	2,800	2,898,920
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	5,000	5,114,883
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%	06/10/47	2,300	2,331,240
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%	10/10/48	6,100	6,222,279
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%	11/15/48	3,000	3,089,904
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127%	06/15/50	5,300	5,314,922
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%(cc)	12/25/23	2,515	2,655,927
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%(cc)	11/25/25	3,900	3,967,561
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%	09/25/26	2,400	2,329,904
Fannie Mae-Aces, Series 2017-M1, Class A2	2.497%(cc)	10/25/26	2,200	2,128,916
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684%(cc)	12/25/26	11,800	11,556,972
Fannie Mae-Aces, Series 2017-M8, Class A2	3.061%(cc)	05/25/27	8,250	8,373,197
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.566%(cc)	05/25/22	24,102	1,313,745
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.602%(cc)	06/25/22	6,822	390,676
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502%(cc)	03/25/26	13,946	1,320,274
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class AM	2.624%	08/25/26	7,230	7,103,435
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327%(cc)	03/25/27	5,900	6,078,516
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.866%(cc)	05/25/19	18,020	390,590
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.807%(cc)	07/25/19	19,594	432,412
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%(cc)	05/25/25	2,500	2,579,353
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%	02/10/48	4,000	4,040,653
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	5,800	6,002,448
GS Mortgage Securities Trust, Series 2016-GS4, Class A3	3.178%	11/10/49	5,500	5,540,406
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%	11/15/47	1,400	1,439,747
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%	02/15/48	6,000	5,978,341
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	811	820,092
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%	12/15/47	1,700	1,710,161
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	3,900	3,949,279
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%	12/15/46	1,808	1,826,654

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,321	1,336,631
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	1,500	1,524,095
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%	08/15/49	10,400	9,989,825
UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB	3.264%	08/15/50	3,500	3,591,262
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	1,700	1,719,263
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	3,900	3,945,184
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	1,800	1,834,387
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	8,000	7,748,082
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%	07/15/50	4,600	4,627,536

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $183,723,953)				183,105,985

CORPORATE BONDS — 9.5%
Aerospace/Defense — 0.0%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	1,000	1,061,250

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,500	1,593,233
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%	08/15/24	3,740	3,749,215
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	930	1,027,192
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,050	2,051,083
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19	325	358,066

				8,778,789

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%	11/01/28	2,947	2,968,896
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%	05/10/21	514	564,956
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%	07/12/22	522	554,560
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A(a)	4.000%	04/29/26	580	607,270
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	2,000	2,022,491
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%	02/10/24	252	290,203
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%	11/23/20	312	321,915
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%	10/15/20	717	747,219

				8,077,510

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,430	1,401,995
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%	12/08/46	2,400	2,504,170
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	390	400,629
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	760	902,810
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	1,395	1,594,263
General Motors Financial Co, Inc., Gtd. Notes	3.950%	04/13/24	2,800	2,867,771

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%	01/15/21	4,705	4,760,589
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	715	735,556

				15,167,783

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/15/24	2,350	2,426,163

Banks — 2.4%
Bank of America Corp., Jr. Sub. Notes(a)	6.300%	12/31/49	445	502,850
Bank of America Corp., Jr. Sub. Notes	8.000%	12/31/49	2,200	2,231,460
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	2,875	2,945,298
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%	04/01/24	975	1,030,042
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	3,820	4,063,963
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	670	725,520
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	3,880	4,102,072
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	2,000	2,069,582
Bank of America NA, Sub. Notes	6.000%	10/15/36	410	522,076
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	585	599,960
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%	01/10/28	630	650,472
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	1,590	1,660,108
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/31/49	1,375	1,471,250
Citigroup, Inc., Jr. Sub. Notes(a)	6.250%	12/31/49	625	703,125
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	2,205	2,323,519
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	2,440	2,501,656
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	04/24/48	1,150	1,210,584
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	710	1,123,014
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	1,965	2,074,129
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	820	892,638
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%	01/09/28	1,370	1,427,015
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	1,640	1,671,464
Dexia Credit Local SA (France), Govt. Liquid Gtd. Notes, 144A	1.875%	09/15/21	1,250	1,226,063
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	970	1,003,577
Discover Bank, Sub. Notes	7.000%	04/15/20	570	628,652
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%	12/31/49	740	794,575
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/31/49	2,215	2,294,962
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	1,010	1,033,965
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	4,100	4,159,656
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	2,910	2,973,044
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	2,055	2,258,065
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	3,620	4,057,304
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	270	356,423
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	104	137,206
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	1,910	2,086,604
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%	04/05/21	1,025	1,114,222
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	12/31/49	1,275	1,407,269
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	2,000	2,060,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	525	533,266
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	2,930	3,102,108
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	3,775	3,930,782
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%	01/13/20	1,870	2,018,933
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%	02/06/25	3,080	3,054,282
Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	840	866,250
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	2,020	2,148,867

Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	1,400	1,545,831
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	940	981,546
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%	04/01/18	105	107,566
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	925	930,280
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	1,415	1,511,368
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	780	1,048,716
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	3,825	4,004,423
National City Corp., Sub. Notes	6.875%	05/15/19	3,370	3,626,463
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $2,104,134; purchased 09/17/15)(f)	1.875%	09/17/18	2,110	2,114,031
People’s United Bank NA, Sub. Notes	4.000%	07/15/24	465	475,789
PNC Bank NA, Sr. Unsec’d. Notes	1.950%	03/04/19	515	516,377
PNC Bank NA, Sub. Notes	3.800%	07/25/23	270	284,790
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	1,210	1,218,449

				98,113,501

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	855	942,666
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	225	254,153
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,285	1,981,389
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	393,323
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,400	1,500,649

				5,072,180

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	1,834	2,011,556
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,460	1,520,452
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	40	40,977
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	145	180,021

				3,753,006

Building Materials — 0.1%
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	775	822,407
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	1,400	1,487,920

				2,310,327

Chemicals — 0.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	797,572
Celanese US Holdings LLC, Gtd. Notes	5.875%	06/15/21	1,500	1,659,889
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	558,675
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	45	47,707
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	347	575,447
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	1,185	1,221,391
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	600	622,555
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875%	09/19/22	2,000	2,140,000
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%	11/15/33	345	356,578
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	430	438,952
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	557,577
Westlake Chemical Corp., Gtd. Notes	4.625%	02/15/21	950	981,825

				9,958,168

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	975	931,929
ERAC USA Finance LLC, Gtd. Notes, 144A	6.375%	10/15/17	1,302	1,304,006

ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%		06/01/34	420	523,837
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%		10/15/37	380	499,831
United Rentals North America, Inc., Gtd. Notes	4.875%		01/15/28	590	592,950
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	485	526,831

					4,379,384

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/11/24	6,145	6,219,623
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25	1,350	1,386,207
Apple, Inc., Sr. Unsec’d. Notes	3.450%		02/09/45	890	843,427
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	1,085	1,106,545
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%		10/05/17	1,295	1,295,060
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	735	742,348
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	605	615,581

					12,208,791

Diversified Financial Services — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	775	793,034
Bear Stearns Cos. LLC, Gtd. Notes	6.400%		10/02/17	330	330,000
Bear Stearns Cos. LLC, Gtd. Notes	7.250%		02/01/18	1,175	1,196,889
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	800	823,400
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	924,475
GE Capital International Funding Co., Gtd. Notes	2.342%		11/15/20	766	774,063
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	639,787
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250%		02/06/12	1,715	107,188
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18	700	44,800
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	240	250,080
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%		07/15/24	475	476,489
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%		06/15/25	700	735,659
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,700	2,717,287

					9,813,151

Electric — 0.8%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	550	724,833
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	310	397,920
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	1,245	1,250,526
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%		03/15/33	590	802,799
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	245	262,762
Commonwealth Edison Co., 1st Mortgage	3.750%		08/15/47	1,610	1,615,857
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%		12/01/39	220	271,610
Dominion Resources, Inc., Jr. Sub. Notes	4.104	%(n)	04/01/21	3,210	3,364,354
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	550	725,617
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42	570	594,438
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	670	797,489
Eversource Energy, Sr. Unsec’d. Notes	4.500%		11/15/19	615	644,601
Exelon Corp., Jr. Sub. Notes	3.497%		06/01/22	3,470	3,574,421
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,425	1,569,381
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	355	412,352
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	295	378,371
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	176,505
Monongahela Power Co., First Mortgage, 144A	4.100%		04/15/24	2,170	2,311,608
Nevada Power Co., Gen. Ref. Mtge.	6.500%		05/15/18	1,260	1,295,511
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	610	640,346
Northern States Power Co., 1st Mortgage	3.600%		09/15/47	1,580	1,558,582

NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	895	959,887
PPL Capital Funding, Inc., Gtd. Notes	4.000%	09/15/47	2,060	2,047,418
PSEG Power LLC, Gtd. Notes	3.000%	06/15/21	1,760	1,792,187
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	140	145,206
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.000%	05/15/27	1,130	1,126,478
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	535	689,248
Southern California Edison Co., 1st Rfdg Mort	4.000%	04/01/47	580	610,519
Southern California Edison Co., First Ref. Mortgage	3.600%	02/01/45	860	851,945
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	671,410
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	528,440

				32,792,621

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	1,630	1,561,364
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	475	469,031
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	815	887,898
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	335	317,288

				3,235,581

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20	290	317,781
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,595	1,955,565
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	286	297,775

				2,571,121

Gas — 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	65	70,182
Nisource Finance Corp., Gtd. Notes	3.490%	05/15/27	3,285	3,325,068

				3,395,250

Healthcare-Products — 0.2%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.700%	06/06/27	4,695	4,747,064
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	474	484,167
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	1,830	1,908,528
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	1,269	1,396,908

				8,536,667

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%	06/15/36	515	698,028
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,380	1,915,574
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	390	422,533
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	360	388,547
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	640	669,939
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	555	574,425
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	400	432,500
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	940	1,007,006
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	190	194,466
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	445	458,141
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	5,305	5,435,035
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	720	738,691
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	420	583,439

				13,518,324

Home Builders — 0.0%
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	450	450,837

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	1,695	1,784,902
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000%		06/26/27	4,045	3,997,125

					5,782,027

Insurance — 0.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	565,789
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,980	2,066,400
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,117,428
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	2,455	2,482,850
Chubb Corp. (The), Gtd. Notes, 3 Month LIBOR + 2.250%	3.554	%(c)	03/29/67	1,300	1,292,850
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	130	142,860
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	836,618
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	475,846
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	850	1,103,920
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	772	954,748
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	186	206,771
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	216,867
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	3,029,386
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	918,209
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	486,732
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	741,281
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,494,603
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	142,928
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	697,374
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47	1,450	1,498,578
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	124	171,042
Travelers Cos., Inc.(The), Sr. Unsec’d. Notes	4.000%		05/30/47	890	922,000
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	381,178
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	492,662

					22,438,920

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	587,301
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	998,643
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	2,885,464
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	490,918

					4,962,326

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,372,099

Media — 0.3%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	637,133
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	120,838
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,520	1,569,400
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	880	912,006
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	875	1,023,422
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	1,386	1,626,717
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	338,983

Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	699,168
Discovery Communications LLC, Gtd. Notes	5.000%		09/20/37	180	182,774
Discovery Communications LLC, Gtd. Notes	5.200%		09/20/47	625	634,223
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	600	603,157
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	651,085
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.500%		09/01/41	360	373,797
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	385	385,090
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	247,191
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,755,005
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	450	430,972
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,123,200

					13,314,161

Metals — 0.1%
Freeport-McMoRan, Inc.	2.375%		03/15/18	3,200	3,200,000

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	255	300,822
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%		10/19/75	425	466,437
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	530	603,607
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	425	521,540

					1,892,406

Miscellaneous Manufacturing — 0.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,236,631
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	264	284,317

					1,520,948

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,410	1,409,074
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	2,270	2,255,472
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	1,095	1,091,596
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	1,000	1,054,523

					5,810,665

Oil & Gas — 0.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(n)	10/10/36	2,000	841,448
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,155	1,366,361
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47	210	219,145
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	1,700	1,916,278
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	110	115,916
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	300	328,319
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,700	2,244,119
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		08/15/34	370	432,979
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		02/01/38	275	325,509
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	1,017,126
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	350	366,660
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	580	643,800
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,995	2,109,645
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22	550	554,791

Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	1,070	1,049,670
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	1,200	1,238,532
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	740	738,890
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,110	2,251,370
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	1,255	1,312,102
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	411,789
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	450	480,803
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,000	1,137,500
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.750%	09/21/47	1,795	1,909,700
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	1,500	1,542,936
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	320	336,000
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,252,916

				26,144,304

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	4.500%	06/01/21	2,200	2,315,529
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,845	2,984,315

				5,299,844

Packaging & Containers — 0.0%
Ball Corp., Gtd. Notes	4.375%	12/15/20	630	661,500
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	800	870,293

				1,531,793

Pharmaceuticals — 0.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,175	1,218,212
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,910	2,055,360
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	475	493,292
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	2,010	2,144,493
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	178	192,578
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	445	478,519
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	1,140	1,146,586
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	4.100%	10/01/46	195	164,260
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	60	73,178

				7,966,478

Pipelines — 0.2%
DCP Midstream LLC, Gtd. Notes, 144A	5.350%	03/15/20	717	749,265
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	717,406
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	270	277,299
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,345	1,393,969
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	510	517,510
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,430	1,454,176
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	40	41,879
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	175,232
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	935	937,470
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	1,000	1,011,405
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	500	525,546

				7,801,157

Real Estate — 0.0%
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	79,421

Real Estate Investment Trusts (REITs) — 0.0%
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	716,630
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	237,984

				954,614

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	943,044
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	263,037
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,450	1,547,730
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	129	167,129
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	360	360,896
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,620	2,729,731
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,375	1,409,375
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	360,935

				7,781,877

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,455	1,498,175

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	2,125	2,188,687
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,500	1,565,625

				3,754,312

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	1,233	1,283,945
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	1,650	1,669,274
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,380	1,417,860
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	3,085	3,113,038
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	1,125	1,273,046
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	1,005,341

				9,762,504

Telecommunications — 0.3%
Anixter, Inc., Gtd. Notes	5.625%	05/01/19	782	821,100
AT&T Corp., Gtd. Notes	8.000%	11/15/31	4	5,632
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,460	3,412,947
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	4	3,690
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	614	566,276
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37	570	576,068
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	860	869,175
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	65	68,405
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	650	657,056
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	82	86,174
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	400	605,367
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, First Lien, 144A	3.360%	03/20/23	2,000	2,030,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	1,205	1,234,631

				10,936,521

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	873,363
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	915,120
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	114,744

				1,903,227

TOTAL CORPORATE BONDS (cost $375,323,457)				391,328,183

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority	4.263%	09/15/32	240	253,325

California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,900,553
California Educational Facilities Authority	5.000%	06/01/46	750	995,265
State of California, GO, BABs	7.300%	10/01/39	1,270	1,863,192
State of California, GO, BABs	7.500%	04/01/34	475	690,507
State of California, GO, BABs	7.550%	04/01/39	245	376,761
State of California, GO, BABs	7.625%	03/01/40	215	329,131

				6,155,409

Colorado — 0.0%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	909,806

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,405,301

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,613,089

New York — 0.0%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,398,206

Ohio — 0.0%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	546,309
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	347,379

				893,688

Oregon — 0.0%
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	569,760

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	710,204

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,331,270

Texas — 0.1%
University of Texas System (The), Revenue Bonds, BABs	5.000%	08/15/47	1,490	1,939,011

Virginia — 0.0%
University Of Virginia, Revenue Bonds, Series C	4.179%	09/01/17	495	495,545

Washington — 0.0%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series S-1	5.000%		11/01/46	950	1,235,646

TOTAL MUNICIPAL BONDS (cost $15,130,305)					18,910,260

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	92	92,381
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,061	994,535
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(cc)	01/27/30	1,373	1,369,660
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	3.475	%(cc)	02/25/35	524	521,716
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.629	%(cc)	03/25/35	173	169,260
Bayview Opportunity Master Fund Trust, Series 2016-CRT1, Class M1, 144A, 1 Month LIBOR + 1.750%	2.987	%(c)	10/27/27	593	593,034
Bayview Opportunity Master Fund Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.387	%(c)	10/25/28	1,348	1,349,768
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.582	%(cc)	02/25/37	408	410,874
CIM Trust, Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.237	%(c)	12/25/57	2,185	2,205,827
CIM Trust, Series 2017-3, Class A, 144A, 1 Month LIBOR + 2.000%	3.237	%(c)	01/25/57	4,591	4,655,686
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	2,120	2,108,988
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	3.387	%(c)	09/25/28	838	847,196
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	3.437	%(c)	10/25/28	1,154	1,165,204
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	2.687	%(c)	01/25/29	1,518	1,532,174
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	4.237	%(c)	10/25/29	680	700,595
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	3.437	%(c)	01/25/30	140	138,180
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%	2.137	%(c)	10/25/27	2,305	2,307,772
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 Month LIBOR + 1.450%	2.687	%(c)	07/25/28	1,020	1,023,300
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	2.537	%(c)	03/25/29	1,300	1,316,250
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	3.487	%(c)	11/25/28	1,110	1,141,296
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	2.537	%(c)	04/25/29	2,050	2,076,511
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%	2.437	%(c)	07/25/29	3,004	3,037,597
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	1.984	%(c)	03/25/30	4,625	4,627,167
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.710	%(cc)	07/25/35	218	222,006

LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.235	%(c)	04/01/22	2,481	2,489,593
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.235	%(c)	05/01/22	8,091	8,077,795
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.235	%(c)	05/01/22	8,532	8,532,851
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%^	2.986	%(c)	09/01/22	1,900	1,898,404
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	16	16,330
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750	%(cc)	02/25/58	3,900	3,920,822
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A, 1 Month LIBOR + 1.200%	2.435	%(c)	05/10/19	9,990	9,964,366
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A, 1 Month LIBOR + 1.170%	2.405	%(c)	06/10/19	1,700	1,699,992
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.085	%(c)	07/10/19	2,710	2,710,696
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.452	%(cc)	02/25/34	213	214,353
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	35	34,688

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $73,768,044)					74,166,867

SOVEREIGN BONDS — 1.0%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125%		08/03/19	1,600	1,583,957
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	175	182,350
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	500	533,500
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	400	427,243
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%		06/04/25	400	389,964
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	580	597,611
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	2,280	2,570,700
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	880	1,362,504
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	4.875%		05/05/21	1,120	1,207,110
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.150%		07/18/24	2,100	2,556,435
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	1,500	1,955,620
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.875%		01/15/24	950	1,089,045
Japan Bank For International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21	600	584,227
Japan Bank For International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20	400	400,312
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		07/21/20	1,600	1,604,399
Japan Bank For International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20	800	803,825
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.000%		09/08/20	1,200	1,192,525

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	04/13/21	800	791,361
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	10/25/23	1,400	1,359,079
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%	04/20/22	2,000	2,006,460
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	566	598,375
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	606	624,483
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	600	627,600
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	515	549,763
Province of Alberta (Canada), Unsec’d. Notes	2.200%	07/26/22	670	666,763
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26	200	189,825
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22	795	796,400
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%	04/14/20	385	408,391
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	2,950	2,946,400
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21	1,325	1,307,113
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.875%	03/04/23	1,785	1,770,918
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	3,100	3,078,471
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%	06/08/22	1,800	1,805,422
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,710	1,867,149
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50	680	717,400

TOTAL SOVEREIGN BONDS (cost $40,516,728)				41,152,700

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.5%
Federal Home Loan Banks(k)	5.500%	07/15/36	1,080	1,461,546
Federal Home Loan Mortgage Corp.	2.500%	03/01/30	708	714,339
Federal Home Loan Mortgage Corp.	3.000%	10/01/28	603	621,354
Federal Home Loan Mortgage Corp.	3.000%	06/01/29	1,422	1,463,504
Federal Home Loan Mortgage Corp.	3.000%	01/01/37	696	708,797
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	1,329	1,341,210
Federal Home Loan Mortgage Corp.	3.000%	07/01/43	2,620	2,642,001
Federal Home Loan Mortgage Corp.	3.000%	06/01/45	1,221	1,230,955
Federal Home Loan Mortgage Corp.	3.000%	06/01/45	5,260	5,300,009
Federal Home Loan Mortgage Corp.	3.500%	TBA	19,500	20,075,106
Federal Home Loan Mortgage Corp.	3.500%	12/01/25	549	575,512
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	1,076	1,130,769
Federal Home Loan Mortgage Corp.	3.500%	03/01/42	810	839,521
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	482	499,110
Federal Home Loan Mortgage Corp.	4.000%	TBA	12,000	12,634,687
Federal Home Loan Mortgage Corp.	4.000%	TBA	2,000	2,102,617
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	898	946,736
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	472	494,876
Federal Home Loan Mortgage Corp.	4.000%	10/01/39	1,094	1,156,672
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	548	578,922
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	637	675,048
Federal Home Loan Mortgage Corp.	4.000%	01/01/42	215	227,574
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	966	1,017,158
Federal Home Loan Mortgage Corp.	4.500%	02/01/19	2	2,062

Federal Home Loan Mortgage Corp.	4.500%	07/01/19	86	88,148
Federal Home Loan Mortgage Corp.	4.500%	07/01/20	64	65,982
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	421	452,981
Federal Home Loan Mortgage Corp.	4.500%	10/01/39	2,406	2,589,175
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	728	782,863
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	332	357,360
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	2,370	2,550,770
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	784	843,355
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	251	269,422
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	146	156,418
Federal Home Loan Mortgage Corp.	4.500%	10/01/41	262	281,855
Federal Home Loan Mortgage Corp.	4.500%	10/01/46	502	537,720
Federal Home Loan Mortgage Corp.	5.000%	07/01/18	30	30,671
Federal Home Loan Mortgage Corp.	5.000%	12/01/18	19	19,254
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	40	41,315
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	76	77,546
Federal Home Loan Mortgage Corp.	5.000%	12/01/19	14	14,396
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	34	36,809
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	348	380,187
Federal Home Loan Mortgage Corp.	5.000%	08/01/35	35	38,673
Federal Home Loan Mortgage Corp.	5.000%	09/01/35	49	53,039
Federal Home Loan Mortgage Corp.	5.000%	10/01/36	54	59,133
Federal Home Loan Mortgage Corp.	5.000%	05/01/37	35	38,845
Federal Home Loan Mortgage Corp.	5.000%	07/01/37	720	790,621
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	99	108,024
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	82	89,976
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	86	94,134
Federal Home Loan Mortgage Corp.	5.000%	02/01/39	32	35,355
Federal Home Loan Mortgage Corp.	5.000%	06/01/39	87	95,639
Federal Home Loan Mortgage Corp.	5.500%	02/01/34	37	40,808
Federal Home Loan Mortgage Corp.	5.500%	04/01/34	338	373,085
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	207	231,120
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	189	211,498
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	78	86,560
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	617	687,287
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	109	121,450
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	530	588,709
Federal Home Loan Mortgage Corp.	6.000%	03/01/32	302	345,384
Federal Home Loan Mortgage Corp.	6.000%	12/01/33	107	119,939
Federal Home Loan Mortgage Corp.	6.000%	07/01/36	5	5,428
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	13	14,746
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	20	22,954
Federal Home Loan Mortgage Corp.	6.000%	12/01/37	53	60,228
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	22	24,323
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	9	10,252
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	417	469,243
Federal Home Loan Mortgage Corp.	6.000%	10/01/38	95	107,226
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	56	63,500
Federal Home Loan Mortgage Corp.	6.750%	03/15/31	700	1,006,327
Federal Home Loan Mortgage Corp.	7.000%	01/01/31	31	34,882
Federal Home Loan Mortgage Corp.	7.000%	06/01/31	33	36,552
Federal Home Loan Mortgage Corp.	7.000%	09/01/31	5	5,566
Federal Home Loan Mortgage Corp.	7.000%	10/01/31	62	71,322
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	33	34,809
Federal National Mortgage Assoc.	1.875%	09/24/26	225	213,584
Federal National Mortgage Assoc.	2.000%	08/01/31	1,820	1,790,415
Federal National Mortgage Assoc.	2.500%	TBA	3,500	3,523,789
Federal National Mortgage Assoc.	2.500%	01/01/28	1,642	1,663,748
Federal National Mortgage Assoc.	2.500%	10/01/43	1,224	1,190,087

Federal National Mortgage Assoc.	2.500%	12/01/46	2,144	2,076,524
Federal National Mortgage Assoc.	3.000%	TBA	11,000	11,036,093
Federal National Mortgage Assoc.	3.000%	TBA	7,500	7,706,250
Federal National Mortgage Assoc.	3.000%	02/01/27	2,627	2,706,264
Federal National Mortgage Assoc.	3.000%	08/01/30	1,551	1,596,607
Federal National Mortgage Assoc.	3.000%	02/01/31	4,460	4,586,015
Federal National Mortgage Assoc.	3.000%	05/01/31	3,240	3,331,373
Federal National Mortgage Assoc.	3.000%	11/01/36	3,706	3,777,784
Federal National Mortgage Assoc.	3.000%	12/01/42	1,604	1,618,003
Federal National Mortgage Assoc.	3.000%	12/01/42	2,695	2,718,977
Federal National Mortgage Assoc.	3.000%	04/01/43	8,840	8,916,961
Federal National Mortgage Assoc.	3.000%	07/01/43	4,072	4,107,000
Federal National Mortgage Assoc.	3.000%	08/01/43	5,320	5,364,934
Federal National Mortgage Assoc.(tt)	3.500%	TBA	7,500	7,731,738
Federal National Mortgage Assoc.	3.500%	TBA	5,500	5,659,736
Federal National Mortgage Assoc.	3.500%	07/01/27	2,054	2,143,862
Federal National Mortgage Assoc.	3.500%	06/01/39	882	914,589
Federal National Mortgage Assoc.	3.500%	01/01/42	8,259	8,553,211
Federal National Mortgage Assoc.	3.500%	05/01/42	4,144	4,289,063
Federal National Mortgage Assoc.	3.500%	07/01/42	1,107	1,146,470
Federal National Mortgage Assoc.	3.500%	08/01/42	469	485,901
Federal National Mortgage Assoc.	3.500%	08/01/42	1,392	1,440,845
Federal National Mortgage Assoc.	3.500%	09/01/42	1,159	1,199,396
Federal National Mortgage Assoc.	3.500%	09/01/42	2,094	2,167,098
Federal National Mortgage Assoc.	3.500%	11/01/42	804	832,055
Federal National Mortgage Assoc.	3.500%	03/01/43	4,291	4,450,816
Federal National Mortgage Assoc.	3.500%	04/01/43	776	803,572
Federal National Mortgage Assoc.	3.500%	04/01/43	1,956	2,023,495
Federal National Mortgage Assoc.	3.500%	07/01/43	372	384,873
Federal National Mortgage Assoc.	3.500%	06/01/45	9,499	9,799,737
Federal National Mortgage Assoc.	4.000%	TBA	10,500	11,055,351
Federal National Mortgage Assoc.	4.000%	TBA	2,500	2,628,320
Federal National Mortgage Assoc.	4.000%	10/01/41	4,078	4,312,272
Federal National Mortgage Assoc.	4.000%	09/01/44	4,166	4,391,017
Federal National Mortgage Assoc.	4.500%	11/01/18	40	41,265
Federal National Mortgage Assoc.	4.500%	01/01/19	59	60,767
Federal National Mortgage Assoc.	4.500%	01/01/19	18	18,841
Federal National Mortgage Assoc.	4.500%	02/01/19	39	39,950
Federal National Mortgage Assoc.	4.500%	05/01/19	36	36,861
Federal National Mortgage Assoc.	4.500%	07/01/33	75	80,710
Federal National Mortgage Assoc.	4.500%	08/01/33	20	21,212
Federal National Mortgage Assoc.	4.500%	09/01/33	69	74,234
Federal National Mortgage Assoc.	4.500%	10/01/33	176	189,776
Federal National Mortgage Assoc.	4.500%	03/01/34	51	55,305
Federal National Mortgage Assoc.	4.500%	01/01/35	3	3,613
Federal National Mortgage Assoc.	4.500%	07/01/39	1,208	1,315,052
Federal National Mortgage Assoc.	4.500%	08/01/39	943	1,026,569
Federal National Mortgage Assoc.	4.500%	09/01/39	692	744,991
Federal National Mortgage Assoc.	4.500%	12/01/39	7	7,999
Federal National Mortgage Assoc.	4.500%	03/01/41	2,326	2,532,470
Federal National Mortgage Assoc.	4.500%	07/01/42	189	204,834
Federal National Mortgage Assoc.	5.000%	TBA	7,000	7,635,494
Federal National Mortgage Assoc.	5.000%	10/01/18	14	14,262
Federal National Mortgage Assoc.	5.000%	01/01/19	35	35,408
Federal National Mortgage Assoc.	5.000%	03/01/34	344	378,567
Federal National Mortgage Assoc.	5.000%	04/01/35	825	908,673
Federal National Mortgage Assoc.	5.000%	06/01/35	203	223,975
Federal National Mortgage Assoc.	5.000%	07/01/35	204	224,679
Federal National Mortgage Assoc.	5.000%	07/01/35	155	170,235
Federal National Mortgage Assoc.	5.000%	09/01/35	129	142,595

Federal National Mortgage Assoc.	5.000%	11/01/35	130	144,331
Federal National Mortgage Assoc.	5.000%	02/01/36	116	128,265
Federal National Mortgage Assoc.	5.500%	12/01/17	2	1,932
Federal National Mortgage Assoc.	5.500%	02/01/18	2	1,541
Federal National Mortgage Assoc.	5.500%	05/01/20	31	31,296
Federal National Mortgage Assoc.	5.500%	01/01/21	117	121,655
Federal National Mortgage Assoc.	5.500%	02/01/33	240	268,996
Federal National Mortgage Assoc.	5.500%	08/01/33	268	301,759
Federal National Mortgage Assoc.	5.500%	10/01/33	70	79,161
Federal National Mortgage Assoc.	5.500%	12/01/33	71	79,243
Federal National Mortgage Assoc.	5.500%	12/01/34	207	231,200
Federal National Mortgage Assoc.	5.500%	10/01/35	920	1,028,637
Federal National Mortgage Assoc.	5.500%	03/01/36	156	174,965
Federal National Mortgage Assoc.	5.500%	04/01/36	141	157,133
Federal National Mortgage Assoc.	5.500%	01/01/37	102	114,286
Federal National Mortgage Assoc.	5.500%	04/01/37	56	62,948
Federal National Mortgage Assoc.	5.500%	05/01/37	337	377,544
Federal National Mortgage Assoc.	5.500%	08/01/37	400	448,172
Federal National Mortgage Assoc.	6.000%	05/01/21	102	106,809
Federal National Mortgage Assoc.	6.000%	10/01/33	430	497,547
Federal National Mortgage Assoc.	6.000%	11/01/33	47	52,964
Federal National Mortgage Assoc.	6.000%	11/01/33	38	42,289
Federal National Mortgage Assoc.	6.000%	01/01/34	346	392,117
Federal National Mortgage Assoc.	6.000%	02/01/34	154	176,169
Federal National Mortgage Assoc.	6.000%	03/01/34	3	3,375
Federal National Mortgage Assoc.	6.000%	03/01/34	63	71,510
Federal National Mortgage Assoc.	6.000%	03/01/34	17	19,443
Federal National Mortgage Assoc.	6.000%	11/01/34	73	81,624
Federal National Mortgage Assoc.	6.000%	01/01/35	238	270,739
Federal National Mortgage Assoc.	6.000%	01/01/35	82	94,179
Federal National Mortgage Assoc.	6.000%	02/01/35	4	5,085
Federal National Mortgage Assoc.	6.000%	02/01/35	285	328,958
Federal National Mortgage Assoc.	6.000%	02/01/35	183	206,119
Federal National Mortgage Assoc.	6.000%	04/01/35	26	29,868
Federal National Mortgage Assoc.	6.000%	12/01/35	263	295,977
Federal National Mortgage Assoc.	6.000%	05/01/36	67	76,978
Federal National Mortgage Assoc.	6.000%	06/01/36	36	41,066
Federal National Mortgage Assoc.	6.000%	02/01/37	110	125,831
Federal National Mortgage Assoc.	6.000%	06/01/37	42	47,431
Federal National Mortgage Assoc.	6.000%	05/01/38	296	336,668
Federal National Mortgage Assoc.(k)	6.250%	05/15/29	1,935	2,605,752
Federal National Mortgage Assoc.	6.500%	09/01/32	50	56,180
Federal National Mortgage Assoc.	6.500%	09/01/32	15	16,273
Federal National Mortgage Assoc.	6.500%	09/01/32	10	11,004
Federal National Mortgage Assoc.	6.500%	09/01/32	50	55,926
Federal National Mortgage Assoc.	6.500%	09/01/32	7	8,176
Federal National Mortgage Assoc.	6.500%	10/01/32	52	58,107
Federal National Mortgage Assoc.	6.500%	04/01/33	89	100,903
Federal National Mortgage Assoc.	6.500%	11/01/33	51	56,764
Federal National Mortgage Assoc.	6.500%	01/01/34	61	67,757
Federal National Mortgage Assoc.	6.500%	09/01/34	78	86,359
Federal National Mortgage Assoc.	6.500%	10/01/34	142	158,227
Federal National Mortgage Assoc.	6.500%	09/01/36	224	257,272
Federal National Mortgage Assoc.	6.500%	10/01/36	49	56,290
Federal National Mortgage Assoc.	6.500%	11/01/36	79	87,025
Federal National Mortgage Assoc.	6.500%	01/01/37	42	46,500
Federal National Mortgage Assoc.	6.500%	01/01/37	118	131,024
Federal National Mortgage Assoc.	6.500%	09/01/37	25	28,363
Federal National Mortgage Assoc.(k)	6.625%	11/15/30	630	891,695

Federal National Mortgage Assoc.	7.000%	02/01/32	40	44,526
Federal National Mortgage Assoc.	7.000%	03/01/32	2	1,990
Federal National Mortgage Assoc.	7.000%	05/01/32	19	22,066
Federal National Mortgage Assoc.	7.000%	06/01/32	16	18,175
Federal National Mortgage Assoc.	7.000%	07/01/32	63	70,872
Federal National Mortgage Assoc.(k)	7.125%	01/15/30	4,210	6,107,851
Federal National Mortgage Assoc.	7.500%	05/01/32	17	17,622
Government National Mortgage Assoc.	2.500%	12/20/46	1,228	1,204,228
Government National Mortgage Assoc.	3.000%	03/15/45	1,761	1,785,245
Government National Mortgage Assoc.	3.000%	03/20/46	12,356	12,542,324
Government National Mortgage Assoc.	3.000%	02/20/47	6,795	6,897,027
Government National Mortgage Assoc.	3.500%	TBA	5,000	5,196,875
Government National Mortgage Assoc.	3.500%	12/20/42	2,721	2,844,092
Government National Mortgage Assoc.	3.500%	05/20/43	561	586,767
Government National Mortgage Assoc.	3.500%	03/20/45	2,671	2,780,681
Government National Mortgage Assoc.	3.500%	04/20/45	3,772	3,927,161
Government National Mortgage Assoc.	3.500%	07/20/46	17,004	17,696,869
Government National Mortgage Assoc.	4.000%	TBA	13,500	14,216,660
Government National Mortgage Assoc.	4.000%	06/15/40	255	270,038
Government National Mortgage Assoc.	4.000%	05/20/41	451	478,371
Government National Mortgage Assoc.	4.000%	12/20/42	911	966,869
Government National Mortgage Assoc.	4.000%	12/20/45	2,850	3,022,406
Government National Mortgage Assoc.	4.500%	TBA	2,000	2,138,438
Government National Mortgage Assoc.	4.500%	04/15/40	1,176	1,265,231
Government National Mortgage Assoc.	4.500%	01/20/41	1,970	2,118,147
Government National Mortgage Assoc.	4.500%	02/20/41	1,266	1,361,335
Government National Mortgage Assoc.	4.500%	06/20/44	1,400	1,494,497
Government National Mortgage Assoc.	4.500%	09/20/46	936	999,067
Government National Mortgage Assoc.	4.500%	11/20/46	1,847	1,971,804
Government National Mortgage Assoc.	5.000%	10/20/37	210	230,111
Government National Mortgage Assoc.	5.000%	04/20/45	1,298	1,395,078
Government National Mortgage Assoc.	5.500%	11/15/32	113	127,372
Government National Mortgage Assoc.	5.500%	02/15/33	85	95,906
Government National Mortgage Assoc.	5.500%	08/15/33	176	196,065
Government National Mortgage Assoc.	5.500%	08/15/33	156	176,136
Government National Mortgage Assoc.	5.500%	09/15/33	97	109,168
Government National Mortgage Assoc.	5.500%	09/15/33	82	91,838
Government National Mortgage Assoc.	5.500%	10/15/33	107	119,683
Government National Mortgage Assoc.	5.500%	12/15/33	23	25,920
Government National Mortgage Assoc.	5.500%	02/15/34	46	51,706
Government National Mortgage Assoc.	5.500%	04/15/34	453	513,860
Government National Mortgage Assoc.	5.500%	07/15/35	97	109,175
Government National Mortgage Assoc.	5.500%	02/15/36	142	161,293
Government National Mortgage Assoc.	6.000%	02/15/33	3	3,830
Government National Mortgage Assoc.	6.000%	04/15/33	24	26,977
Government National Mortgage Assoc.	6.000%	09/15/33	28	31,720
Government National Mortgage Assoc.	6.000%	12/15/33	134	151,277
Government National Mortgage Assoc.	6.000%	12/15/33	51	57,966
Government National Mortgage Assoc.	6.000%	01/15/34	26	29,272
Government National Mortgage Assoc.	6.000%	01/15/34	41	47,404
Government National Mortgage Assoc.	6.000%	06/20/34	101	115,813
Government National Mortgage Assoc.	6.000%	07/15/34	217	245,980
Government National Mortgage Assoc.	6.000%	10/15/34	212	240,794
Government National Mortgage Assoc.	6.500%	10/15/23	1	1,424
Government National Mortgage Assoc.	6.500%	12/15/23	6	6,721
Government National Mortgage Assoc.	6.500%	01/15/24	23	24,893
Government National Mortgage Assoc.	6.500%	01/15/24	75	83,095
Government National Mortgage Assoc.	6.500%	01/15/24	6	6,302
Government National Mortgage Assoc.	6.500%	01/15/24	27	29,414
Government National Mortgage Assoc.	6.500%	01/15/24	2	2,266

Government National Mortgage Assoc.	6.500%	01/15/24	3		3,096
Government National Mortgage Assoc.	6.500%	01/15/24	2		2,492
Government National Mortgage Assoc.	6.500%	02/15/24	6		6,623
Government National Mortgage Assoc.	6.500%	02/15/24	22		24,772
Government National Mortgage Assoc.	6.500%	02/15/24	37		40,601
Government National Mortgage Assoc.	6.500%	02/15/24	27		29,478
Government National Mortgage Assoc.	6.500%	02/15/24	5		5,567
Government National Mortgage Assoc.	6.500%	02/15/24	5		5,332
Government National Mortgage Assoc.	6.500%	02/15/24	1		847
Government National Mortgage Assoc.	6.500%	02/15/24	—	(r)	509
Government National Mortgage Assoc.	6.500%	02/15/24	11		11,703
Government National Mortgage Assoc.	6.500%	02/15/24	24		26,226
Government National Mortgage Assoc.	6.500%	03/15/24	10		11,451
Government National Mortgage Assoc.	6.500%	04/15/24	3		2,875
Government National Mortgage Assoc.	6.500%	04/15/24	6		6,470
Government National Mortgage Assoc.	6.500%	04/15/24	9		10,079
Government National Mortgage Assoc.	6.500%	04/15/24	1		1,333
Government National Mortgage Assoc.	6.500%	04/15/24	6		6,762
Government National Mortgage Assoc.	6.500%	04/15/24	18		19,860
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,378
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,177
Government National Mortgage Assoc.	6.500%	05/15/24	—	(r)	249
Government National Mortgage Assoc.	6.500%	05/15/24	19		21,105
Government National Mortgage Assoc.	6.500%	05/15/24	19		20,697
Government National Mortgage Assoc.	6.500%	10/15/24	29		32,311
Government National Mortgage Assoc.	6.500%	12/15/30	12		12,916
Government National Mortgage Assoc.	6.500%	01/15/32	24		27,713
Government National Mortgage Assoc.	6.500%	02/15/32	25		28,052
Government National Mortgage Assoc.	6.500%	07/15/32	54		59,459
Government National Mortgage Assoc.	6.500%	08/15/32	9		9,644
Government National Mortgage Assoc.	6.500%	08/15/32	10		10,831
Government National Mortgage Assoc.	6.500%	08/15/32	38		41,679
Government National Mortgage Assoc.	6.500%	08/15/32	264		310,633
Government National Mortgage Assoc.	6.500%	06/15/35	50		57,844
Government National Mortgage Assoc.	6.500%	06/15/35	6		6,170
Government National Mortgage Assoc.	6.500%	07/15/35	7		8,222
Government National Mortgage Assoc.	8.000%	01/15/24	10		10,654
Government National Mortgage Assoc.	8.000%	04/15/25	9		10,112
Iraq Government AID Bond, U.S. Gov’t. Gtd. Notes	2.149%	01/18/22	1,400		1,404,115
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	04/26/24	1,090		1,306,551
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	410		420,634
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	705		1,022,686

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $346,155,360)					348,155,119

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds	2.500%	02/15/45	110		102,592
U.S. Treasury Bonds	2.750%	08/15/47	3,300		3,228,328
U.S. Treasury Bonds(a)	3.000%	02/15/47	2,935		3,019,037
U.S. Treasury Bonds	3.000%	05/15/47	615		632,825
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	23,304		26,208,483
U.S. Treasury Notes	1.375%	09/30/19	1,955		1,950,953
U.S. Treasury Notes	1.375%	09/15/20	3,170		3,148,083
U.S. Treasury Notes	1.625%	08/31/22	1,200		1,183,500
U.S. Treasury Notes	1.875%	04/30/22	18,109		18,092,730
U.S. Treasury Notes(a)	1.875%	08/31/24	1,470		1,443,816
U.S. Treasury Notes	2.125%	06/30/21	1,650		1,671,527
U.S. Treasury Notes(a)	2.125%	05/15/25	29,185		28,995,753
U.S. Treasury Notes	2.250%	02/15/27	3,795		3,772,023

U.S. Treasury Notes(a)	2.250%	08/15/27	4,425	4,394,924
U.S. Treasury Strips Coupon	2.184%(n)	02/15/28	5,465	4,238,636
U.S. Treasury Strips Coupon(k)	2.241%(n)	05/15/28	2,735	2,106,493
U.S. Treasury Strips Coupon	2.280%(n)	02/15/29	2,735	2,059,700
U.S. Treasury Strips Coupon	2.384%(n)	05/15/29	5,640	4,211,826
U.S. Treasury Strips Coupon	2.783%(n)	08/15/29	1,400	1,038,196
U.S. Treasury Strips Coupon	2.878%(n)	05/15/31	1,400	980,347
U.S. Treasury Strips Coupon	3.042%(n)	11/15/35	2,800	1,700,977
U.S. Treasury Strips Coupon	3.202%(n)	08/15/40	2,800	1,442,169

TOTAL U.S. TREASURY OBLIGATIONS (cost $115,876,069)				115,622,918

TOTAL LONG-TERM INVESTMENTS (cost $3,278,855,396)				3,906,974,025

SHORT-TERM INVESTMENTS — 10.1%

			Shares
AFFILIATED MUTUAL FUNDS — 10.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)			14,241,911	132,592,190
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			171,139,080	171,139,080
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $109,948,854; includes $109,847,288 of cash collateral for securities on loan)(b)(w)			109,940,484	109,951,478

TOTAL AFFILIATED MUTUAL FUNDS (cost $420,779,219)				413,682,748

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill(k) (cost $149,656)	1.041%(n)	12/21/17	150	149,669

OPTIONS PURCHASED* — 0.0% (cost $670,674)				154,561

TOTAL SHORT-TERM INVESTMENTS (cost $421,599,549)				413,986,978

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.3% (cost $3,700,454,945)				4,320,961,003

OPTIONS WRITTEN* — (0.0)% (premiums received $325,852)				(84,231)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.3% (cost $3,700,129,093)				4,320,876,772
Liabilities in excess of other assets(z) — (5.3)%				(218,431,145)

NET ASSETS — 100.0%				$4,102,445,627

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,497,786 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $107,801,067; cash collateral of $109,847,288 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,104,134. The aggregate value of $2,114,031 is 0.1% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate quoted represents yield to maturity as of purchase date.
(r)	Less than $500 par.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $7,500,000 is approximately 0.2% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange-Traded Options Purchased:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	144	144	$33,750
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	800	800	75,000
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	400	400	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	144	144	7,875

						$116,625

Exchange-Traded Options Written:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	144	144	$(10,125)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	1,200	1,200	(37,500)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	144	144	(32,625)

						$(80,250)

OTC Swaption Purchased:

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.HY.28.V1, 06/20/22	Call	BNP Paribas	10/18/17	$107.50	5.00	%(Q)	CDX.NA.HY.28.V1 (Q)	16,000	$37,936

OTC Swaptions Written:

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.HY.28.V1, 06/20/22	Put	BNP Paribas	10/18/17	$103.00	5.00	%(Q)	CDX.NA.HY.28.V1 (Q)	16,000	$(3,981)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
921	2 Year U.S. Treasury Notes	Dec. 2017	$199,048,870	$198,662,578	$(386,292)
1,487	5 Year U.S. Treasury Notes	Dec. 2017	175,646,084	174,722,500	(923,584)
128	10 Year U.S. Ultra Treasury Notes	Dec. 2017	17,364,526	17,194,000	(170,526)
646	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	108,275,547	106,670,750	(1,604,797)
13	Mini MSCI EAFE Index	Dec. 2017	1,278,194	1,285,960	7,766

					(3,077,433)

	Short Positions:
348	10 Year U.S. Treasury Notes	Dec. 2017	44,040,102	43,608,750	431,352
536	20 Year U.S. Treasury Bonds	Dec. 2017	82,992,811	81,907,500	1,085,311

					1,516,663

					$(1,560,770)

Securities with a combined market value of $2,481,405 and $149,669 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/27/2017	Citigroup Global Markets	EUR	2,096	$2,455,011	$2,481,204	$(26,193)
Expiring 10/27/2017	Citigroup Global Markets	EUR	1,650	1,949,554	1,952,602	(3,048)

				$4,404,565	$4,433,806	$(29,241)

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR 3,905	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$19,571	$12,156	$(7,415)
127,920	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	266	317,816	317,550
71,095	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	310	195,422	195,112
65,090	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(23,719)	(8,773)	14,946
14,410	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(7,440)	(5,895)	1,545
5,860	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(41,268)	(41,268)
27,950	07/17/22	—(3)(Q)	—(3)(Q)	585	2,044	1,459
2,730	05/31/23	1.203%(S)	3 Month LIBOR(1)(Q)	165	116,163	115,998
2,470	05/31/23	1.399%(S)	3 Month LIBOR(1)(Q)	(44,913)	77,430	122,343
10,615	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	503,843	353,955	(149,888)
6,926	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	132	(99,396)	(99,528)
4,500	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	11,293	(10,596)	(21,889)
9,164	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(9,365)	(41,789)	(32,424)
545	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(4,994)	(3,022)	1,972
4,980	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(9,862)	(32,674)	(22,812)
610	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	323	323
7,420	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	204	(21,944)	(22,148)
28,775	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	291	(76,869)	(77,160)
330	05/15/26	1.652%(S)	3 Month LIBOR(1)(Q)	12	13,399	13,387
8,033	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	90,939	80,921	(10,018)
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	5,608	3,611
1,325	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(2,857)	(2,857)
4,595	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(2,909)	(50,962)	(48,053)
1,580	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	20,023	20,023
8,300	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(51,426)	(176,267)	(124,841)

				$474,980	$622,948	$147,968

Securities with a combined market value of $3,540,952 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,511,882,047	$44,815,218	$—
Unaffiliated Exchange Traded Funds	458,268	—	—
Preferred Stocks	611,160	480,639	—
Asset-Backed Securities
Automobiles	—	44,934,468	5,599,382
Collateralized Loan Obligations	—	59,950,388	—
Consumer Loans	—	14,699,946	—
Credit Cards	—	25,239,746	—
Equipment	—	3,501,935	—
Home Equity Loans	—	8,285,121	—
Other	—	1,495,261	—
Residential Mortgage-Backed Securities	—	11,978,200	—
Bank Loan	—	600,214	—
Commercial Mortgage-Backed Securities	—	183,105,985	—
Corporate Bonds	—	391,328,183	—
Municipal Bonds	—	18,910,260	—
Residential Mortgage-Backed Securities	—	72,268,463	1,898,404
Sovereign Bonds	—	41,152,700	—
U.S. Government Agency Obligations	—	348,155,119	—
U.S. Treasury Obligations	—	115,772,587	—
Affiliated Mutual Funds	413,682,748	—	—
Options Purchased	116,625	37,936	—
Options Written	(80,250)	(3,981)	—
Other Financial Instruments*
Futures Contracts	(1,560,770)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(29,241)	—
Centrally Cleared Interest Rate Swap Agreements	—	147,968	—

Total	$2,925,109,828	$1,386,827,115	$7,497,786

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Global Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.4%
Australia — 2.4%
Arrium Ltd.*^	894,400	$70
Asaleo Care Ltd.	733,400	891,602
Ausdrill Ltd.	123,200	194,473
Bendigo & Adelaide Bank Ltd.	158,500	1,447,131
BHP Billiton PLC	248,877	4,391,676
Caltex Australia Ltd.	26,000	656,017
CSL Ltd.	38,615	4,065,125
CSR Ltd.	334,900	1,247,078
Downer EDI Ltd.	182,200	970,879
Fortescue Metals Group Ltd.	129,900	526,062
Harvey Norman Holdings Ltd.(a)	168,800	514,883
LendLease Group	124,300	1,751,293
Macquarie Group Ltd.	50,372	3,606,436
Metcash Ltd.*	412,500	830,904
Mineral Resources Ltd.	64,000	819,272
Myer Holdings Ltd.(a)	567,600	345,329
National Australia Bank Ltd.	33,588	832,744
Qantas Airways Ltd.	387,619	1,775,422
Wesfarmers Ltd.	32,100	1,042,079

		25,908,475

Austria — 0.3%
OMV AG	36,200	2,110,456
voestalpine AG	28,800	1,468,663

		3,579,119

Belgium — 0.5%
AGFA-Gevaert NV*	86,100	410,764
Bekaert SA	13,500	648,106
KBC Group NV	48,276	4,095,710
Ontex Group NV	21,400	729,024

		5,883,604

Bermuda — 0.2%
XL Group Ltd.	67,902	2,678,734

Canada — 2.9%
Brookfield Asset Management, Inc. (Class A Stock)	110,415	4,560,139
Canadian National Railway Co.	67,300	5,576,016
Canadian Natural Resources Ltd.	73,150	2,449,794
Canadian Pacific Railway Ltd.	11,573	1,944,611
Constellation Software, Inc.	6,715	3,663,530
Magna International, Inc.	55,200	2,946,576
Suncor Energy, Inc.	103,434	3,625,060
Toronto-Dominion Bank (The)	72,673	4,091,587
TransCanada Corp.	53,002	2,619,889

		31,477,202

China — 2.3%
Alibaba Group Holding Ltd., ADR*(a)	71,569	12,360,682
China Merchants Bank Co. Ltd. (Class H Stock)	1,084,000	3,838,501
China Resources Cement Holdings Ltd.	886,000	546,230
NetEase, Inc., ADR(a)	10,236	2,700,359
Tencent Holdings Ltd.	129,700	5,670,574

		25,116,346

Denmark — 0.7%
Danske Bank A/S	61,200	2,452,504
Dfds A/S	11,300	646,295
Novo Nordisk A/S (Class B Stock)	87,964	4,229,197

		7,327,996

Finland — 0.5%
Sampo OYJ (Class A Stock)	64,743	3,426,468
Tieto OYJ	10,100	308,140
UPM-Kymmene OYJ	57,300	1,554,604

		5,289,212

France — 5.4%
Arkema SA	32,982	4,046,930
Atos SE	15,600	2,419,671
AXA SA	46,300	1,399,740
BNP Paribas SA	84,644	6,828,683
Carrefour SA	47,800	964,948
Cie Generale des Etablissements Michelin	32,429	4,731,415
CNP Assurances	46,700	1,094,792
Credit Agricole SA	78,500	1,429,015
Electricite de France SA	61,800	750,578
Engie SA	35,200	597,742
LVMH Moet Hennessy Louis Vuitton SE	20,771	5,741,845
Orange SA	79,700	1,304,996
Renault SA	12,300	1,208,559
Sanofi	39,200	3,902,208
SCOR SE	22,000	922,652
Societe Generale SA	28,600	1,675,991
TOTAL SA	113,730	6,106,635
TOTAL SA, ADR(a)	128,050	6,853,236
Valeo SA	83,296	6,180,596

		58,160,232

Germany — 3.2%
Allianz SE	9,800	2,200,938
Aurubis AG	10,800	875,615
BASF SE	16,400	1,747,185
Bayer AG	14,100	1,926,096
Bayerische Motoren Werke AG	12,200	1,238,223
CECONOMY AG	46,000	541,680
Daimler AG	27,600	2,203,158
Deutsche Bank AG	40,650	703,678
Deutsche Lufthansa AG	54,200	1,507,233
Deutsche Post AG	34,500	1,537,805
Evonik Industries AG	36,500	1,304,961
Hannover Rueck SE	4,500	542,732
Infineon Technologies AG	191,689	4,832,914
METRO AG*	46,000	972,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,300	1,134,332
Rational AG	3,620	2,491,746
Rheinmetall AG	13,300	1,500,029
Siemens AG	36,000	5,079,910
Uniper SE(a)	38,700	1,062,104
Volkswagen AG	7,400	1,251,699

		34,654,393

Hong Kong — 1.6%
AIA Group Ltd.	806,000	5,967,061
I-CABLE Communications Ltd.	68,124	2,239
Kingboard Chemical Holdings Ltd.	216,000	1,150,370

Lee & Man Paper Manufacturing Ltd.	1,244,000	1,600,636
Pax Global Technology Ltd	933,000	497,145
PCCW Ltd.	613,000	332,730
Sands China Ltd.	648,000	3,389,105
Singamas Container Holdings Ltd.*	1,574,000	349,546
Skyworth Digital Holdings Ltd.	1,072,000	549,407
WH Group Ltd., 144A	1,914,500	2,038,948
Wheelock & Co. Ltd.	97,000	684,713
Yue Yuen Industrial Holdings Ltd.	220,500	841,322

		17,403,222

India — 0.6%
HDFC Bank Ltd., ADR	64,205	6,187,436

Ireland — 0.9%
Kingspan Group PLC	101,528	4,323,824
Ryanair Holdings PLC, ADR*	39,949	4,211,424
Smurfit Kappa Group PLC	35,200	1,103,723

		9,638,971

Israel — 0.1%
Bank Hapoalim BM	125,500	878,203
Teva Pharmaceutical Industries Ltd.	16,300	290,046

		1,168,249

Italy — 0.6%
A2A SpA	782,400	1,346,129
Astaldi SpA	62,200	426,081
Enel SpA	529,400	3,189,253
Leonardo SpA	41,200	772,501
Mediobanca SpA	87,600	941,382

		6,675,346

Japan — 7.8%
Aisan Industry Co. Ltd.	68,400	658,057
Aoyama Trading Co. Ltd.	9,900	354,276
Asahi Kasei Corp.	103,000	1,269,215
Astellas Pharma, Inc.	75,600	962,202
cocokara fine, Inc.	17,000	969,837
Concordia Financial Group Ltd.	121,000	598,462
Daikin Industries Ltd.	40,700	4,121,791
Dowa Holdings Co. Ltd.	15,000	550,931
Enplas Corp.	18,500	858,497
FANUC Corp.	19,700	3,994,247
Fujikura Ltd.	200,200	1,608,980
Fujitec Co. Ltd.	63,600	889,806
Hazama Ando Corp.	85,900	601,188
Heiwa Corp.	34,800	689,600
Hoya Corp.	63,400	3,428,599
Isuzu Motors Ltd.	78,200	1,036,844
ITOCHU Corp.	37,100	607,876
Japan Airlines Co. Ltd.	28,000	947,837
Kaneka Corp.	74,000	574,980
KDDI Corp.	107,600	2,836,334
Keihin Corp.	54,300	929,735
Keyence Corp.	10,700	5,690,986
Komori Corp.	27,800	349,915
Konica Minolta, Inc.	129,600	1,064,817
Kureha Corp.	25,500	1,388,719
KYORIN Holdings, Inc.	25,800	520,165

Kyowa Exeo Corp.	66,900	1,329,373
Lintec Corp.	30,000	814,235
Marubeni Corp.(a)	109,700	749,931
Matsumotokiyoshi Holdings Co. Ltd.	15,400	1,031,516
Mazda Motor Corp.	56,700	868,640
Mitsubishi Gas Chemical Co., Inc.	46,900	1,100,439
Mitsubishi UFJ Financial Group, Inc.	773,800	5,031,121
Mitsui Sugar Co. Ltd.	25,400	855,184
Mixi, Inc.	17,800	859,668
Mizuho Financial Group, Inc.(a)	597,700	1,047,792
NEC Corp.	21,300	577,815
Nippon Prologis REIT, Inc.	932	1,964,423
Nippon Telegraph & Telephone Corp.	73,700	3,376,987
Nishi-Nippon Financial Holdings, Inc.	48,600	532,336
Nissan Motor Co. Ltd.	161,600	1,600,911
Nisshinbo Holdings, Inc.	81,000	958,741
Nitori Holdings Co. Ltd.	23,300	3,332,175
NTT DOCOMO, Inc.	39,300	898,272
ORIX Corp.	191,400	3,090,004
Park24 Co. Ltd.	31,300	762,241
Resona Holdings, Inc.(a)	355,300	1,826,742
Sankyu, Inc.	25,200	1,067,277
Sawai Pharmaceutical Co. Ltd.	9,200	523,055
Seino Holdings Co. Ltd.	52,600	739,159
Shimachu Co. Ltd.	30,700	807,080
SKY Perfect JSAT Holdings, Inc.	151,000	676,512
Sumitomo Heavy Industries Ltd.	16,800	674,337
Sumitomo Mitsui Financial Group, Inc.	33,900	1,303,088
Sumitomo Osaka Cement Co. Ltd.	184,500	815,984
T-Gaia Corp.	39,300	764,251
Toagosei Co. Ltd.	73,500	985,312
Toho Holdings Co. Ltd.	36,900	706,051
Towa Pharmaceutical Co. Ltd.	9,400	475,127
Toyo Tire & Rubber Co. Ltd.	35,200	792,064
Toyoda Gosei Co. Ltd.	33,200	784,593
Toyota Motor Corp.	15,730	937,955
Tsubakimoto Chain Co.	85,000	679,351
Ube Industries Ltd.	30,100	871,082
Yokohama Rubber Co. Ltd. (The)	45,000	928,040

		84,642,760

Liechtenstein — 0.0%
VP Bank AG	1,765	237,129

Luxembourg — 0.1%
Tenaris SA	112,033	1,588,058

Netherlands — 2.1%
ABN AMRO Group NV, CVA	28,800	862,389
Aegon NV	95,000	553,754
ING Groep NV, CVA	75,400	1,389,792
Koninklijke Ahold Delhaize NV	41,800	781,013
Koninklijke Philips NV	108,696	4,484,769
NN Group NV	38,700	1,620,606
NXP Semiconductors NV*	63,856	7,221,475
Philips Lighting NV	22,300	900,182
Royal Dutch Shell PLC (Class A Stock)	142,949	4,329,552
Royal Dutch Shell PLC (Class B Stock)	36,900	1,136,006

		23,279,538

New Zealand — 0.2%
Air New Zealand Ltd.	606,600	1,477,732
Fletcher Building Ltd.	88,500	511,504

		1,989,236

Norway — 0.4%
DNB ASA	68,200	1,376,963
Salmar ASA	37,300	1,054,848
Statoil ASA	37,300	749,898
Yara International ASA	23,200	1,040,308

		4,222,017

Portugal — 0.1%
EDP - Energias de Portugal SA	200,000	754,135

Singapore — 0.1%
DBS Group Holdings Ltd.	81,200	1,249,998

South Africa — 0.3%
Bid Corp. Ltd.(a)	92,083	2,065,607
Investec PLC	22,500	164,483
Mondi PLC	17,100	459,736

		2,689,826

Spain — 0.9%
Amadeus IT Group SA (Class A Stock)	46,301	3,011,342
Banco Santander SA	137,900	964,584
Distribuidora Internacional de Alimentacion SA	175,100	1,022,597
Gas Natural SDG SA	47,300	1,047,810
Iberdrola SA	150,200	1,167,894
Mapfre SA	219,300	714,604
Repsol SA	73,100	1,349,007

		9,277,838

Sweden — 1.1%
Atlas Copco AB (Class A Stock)	102,594	4,352,278
Boliden AB	21,500	729,266
Electrolux AB (Class B Stock)(a)	22,600	769,209
Hexagon AB (Class B Stock)	63,801	3,165,045
JM AB	25,700	808,537
Nordea Bank AB	83,600	1,135,056
Swedbank AB (Class A Stock)	29,700	822,438
Telia Co. AB	138,400	652,617

		12,434,446

Switzerland — 3.2%
ALSO Holding AG*	4,300	607,505
Aryzta AG	18,700	574,387
Baloise Holding AG	10,300	1,631,037
Bucher Industries AG	160	56,915
Cembra Money Bank AG	3,600	314,960
Credit Suisse Group AG	113,100	1,792,024
Ferguson PLC	63,788	4,185,076
Geberit AG	7,167	3,392,972
Georg Fischer AG	990	1,221,760
Helvetia Holding AG	1,800	978,275
Lonza Group AG	17,853	4,691,136
Partners Group Holding AG	5,219	3,543,169
Roche Holding AG	10,800	2,760,697
Swiss Life Holding AG	7,200	2,538,302
Swiss Re AG	22,700	2,057,628

Temenos Group AG*	12,217	1,247,835
UBS Group AG	66,800	1,142,746
Zurich Insurance Group AG	5,700	1,741,803

		34,478,227

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	637,000	4,562,487

United Kingdom — 5.7%
3i Group PLC	120,600	1,476,518
Ashtead Group PLC	35,000	844,339
Aviva PLC	164,200	1,133,296
BAE Systems PLC	288,900	2,446,618
Barclays PLC	266,300	690,510
Barratt Developments PLC	109,300	900,432
Beazley PLC	129,500	832,935
Bellway PLC	25,400	1,123,575
Berkeley Group Holdings PLC	25,300	1,260,867
Bovis Homes Group PLC	66,300	971,749
BP PLC	355,000	2,274,126
BT Group PLC	365,300	1,389,414
Carillion PLC(a)	145,900	100,283
Centrica PLC	289,000	724,337
Compass Group PLC	214,160	4,543,942
Crest Nicholson Holdings PLC	143,814	1,064,408
Debenhams PLC	301,400	200,018
easyJet PLC	25,500	416,125
Experian PLC	185,318	3,722,415
GKN PLC	188,200	872,036
GlaxoSmithKline PLC	130,000	2,598,776
Go-Ahead Group PLC	34,500	787,285
Inchcape PLC	66,600	770,320
Intermediate Capital Group PLC	53,155	667,424
International Consolidated Airlines Group SA	150,000	1,192,695
J Sainsbury PLC	536,900	1,711,801
Keller Group PLC	48,200	528,953
Kingfisher PLC	160,800	643,791
Legal & General Group PLC	375,100	1,307,401
Lloyds Banking Group PLC	1,954,100	1,775,799
London Stock Exchange Group PLC	44,284	2,273,800
Man Group PLC	308,300	694,200
Marks & Spencer Group PLC	142,500	674,691
Meggitt PLC	108,000	754,348
Micro Focus International PLC	60,496	1,936,330
Mitie Group PLC	57,400	196,908
National Express Group PLC	154,700	733,920
Old Mutual PLC	274,800	715,847
Paragon Banking Group PLC	105,900	623,785
Premier Foods PLC*	357,756	201,513
QinetiQ Group PLC	214,000	708,562
RELX PLC	164,777	3,616,240
Rio Tinto Ltd.	18,800	985,401
Royal Mail PLC	120,900	622,524
SSE PLC	51,500	963,675
St. James’s Place PLC	158,312	2,433,220
Unilever NV, CVA	71,766	4,242,131
Vesuvius PLC	81,100	641,619

		61,990,902

United States — 51.7%
A.O. Smith Corp.	116,403	6,917,830
Adobe Systems, Inc.*	81,372	12,139,075
Aetna, Inc.	33,650	5,350,686
Alphabet, Inc. (Class A Stock)*	3,225	3,140,247
Alphabet, Inc. (Class C Stock)*	10,980	10,531,028
Amazon.com, Inc.*	11,051	10,623,879
American Express Co.	23,500	2,125,810
American International Group, Inc.	42,140	2,586,975
Ameriprise Financial, Inc.	16,900	2,509,819
Amphenol Corp. (Class A Stock)	142,705	12,078,551
ANSYS, Inc.*	40,282	4,943,810
Apache Corp.(a)	45,800	2,097,640
Apple, Inc.	12,550	1,934,206
Applied Materials, Inc.	48,350	2,518,552
Bank of New York Mellon Corp. (The)	104,350	5,532,637
Becton, Dickinson & Co.(a)	8,844	1,732,982
Boeing Co. (The)	16,100	4,092,781
Brighthouse Financial, Inc.*	21,829	1,327,203
Bunge Ltd.	40,650	2,823,549
BWX Technologies, Inc.	53,133	2,976,511
Carnival Corp.	30,300	1,956,471
CF Industries Holdings, Inc.(a)	76,650	2,695,014
Charter Communications, Inc. (Class A Stock)*	14,846	5,395,333
Chubb Ltd.	8,277	1,179,886
Cisco Systems, Inc.	159,250	5,355,577
Citigroup, Inc.	90,350	6,572,059
Comcast Corp. (Class A Stock)	123,550	4,754,204
Costco Wholesale Corp.	46,713	7,674,479
Danaher Corp.	125,280	10,746,518
DexCom, Inc.*(a)	105,256	5,149,650
DowDupont, Inc.	64,664	4,476,689
Ecolab, Inc.	82,132	10,562,997
Edwards Lifesciences Corp.*	47,303	5,170,691
EQT Corp.(a)	27,767	1,811,519
Estee Lauder Cos., Inc. (The) (Class A Stock)	94,286	10,167,802
Exelon Corp.	125,300	4,720,051
Exxon Mobil Corp.	75,850	6,218,183
Facebook, Inc. (Class A Stock)*	71,539	12,223,869
Fifth Third Bancorp	219,250	6,134,615
FleetCor Technologies, Inc.*	50,612	7,833,219
Fortive Corp.	137,775	9,753,092
General Electric Co.	120,750	2,919,735
General Motors Co.	20,950	845,961
Genpact Ltd.	263,543	7,576,861
Gilead Sciences, Inc.	32,350	2,620,997
Hess Corp.(a)	59,100	2,771,199
Hologic, Inc.*	64,350	2,361,002
Illinois Tool Works, Inc.	23,550	3,484,458
International Paper Co.	54,000	3,068,280
Intuit, Inc.	61,620	8,758,667
Intuitive Surgical, Inc.*	11,309	11,827,857
Invesco Ltd.	40,100	1,405,104
Johnson & Johnson	45,450	5,908,954
Johnson Controls International PLC	109,798	4,423,761
JPMorgan Chase & Co.	135,450	12,936,829
Kimberly-Clark Corp.	16,650	1,959,372
Kohl’s Corp.(a)	35,950	1,641,118
Las Vegas Sands Corp.	28,450	1,825,352
Loews Corp.	72,500	3,469,850
Lowe’s Cos., Inc.	22,850	1,826,629

Marsh & McLennan Cos., Inc.	46,980	3,937,394
Mattel, Inc.(a)	96,787	1,498,263
Medtronic PLC	69,171	5,379,429
Merck & Co., Inc.	96,500	6,178,895
MetLife, Inc.	93,950	4,880,702
Microsoft Corp.	122,931	9,157,130
Morgan Stanley	146,700	7,066,539
News Corp. (Class A Stock)	140,900	1,868,334
Occidental Petroleum Corp.	57,600	3,698,496
PayPal Holdings, Inc.*	195,817	12,538,163
PepsiCo, Inc.	31,850	3,549,045
Perrigo Co. PLC(a)	33,400	2,827,310
Pfizer, Inc.	169,100	6,036,870
PG&E Corp.	123,600	8,415,924
Philip Morris International, Inc.	48,992	5,438,602
Priceline Group, Inc. (The)*	2,434	4,456,216
Procter & Gamble Co. (The)	29,946	2,724,487
QUALCOMM, Inc.	80,700	4,183,488
Raytheon Co.	10,635	1,984,278
Roper Technologies, Inc.	44,821	10,909,431
salesforce.com, Inc.*	102,743	9,598,251
SBA Communications Corp.*	69,274	9,978,920
Southern Co. (The)	94,950	4,665,843
Southwest Airlines Co.	56,050	3,137,679
Starbucks Corp.	113,522	6,097,267
Stericycle, Inc.*	24,870	1,781,189
TE Connectivity Ltd.	36,050	2,994,313
Texas Instruments, Inc.	25,900	2,321,676
Thermo Fisher Scientific, Inc.	57,374	10,855,161
TJX Cos., Inc. (The)	95,792	7,062,744
TripAdvisor, Inc.*(a)	153,813	6,234,041
Twenty-First Century Fox, Inc. (Class B Stock)	176,200	4,544,198
Tyson Foods, Inc. (Class A Stock)	91,300	6,432,085
U.S. Bancorp	88,750	4,756,112
United Parcel Service, Inc. (Class B Stock)	13,600	1,633,224
United Technologies Corp.	26,950	3,128,356
VEREIT, Inc.	252,995	2,097,329
Verizon Communications, Inc.	83,600	4,137,364
Visa, Inc. (Class A Stock)(a)	135,553	14,265,598
Vulcan Materials Co.	16,900	2,021,240
Wabtec Corp.(a)	72,484	5,490,663
Wal-Mart Stores, Inc.	49,700	3,883,558
Wells Fargo & Co.	158,200	8,724,730
Westar Energy, Inc.	42,700	2,117,920
Weyerhaeuser Co.	69,350	2,359,981
Yum China Holdings, Inc.*	88,964	3,555,891
Zoetis, Inc.	176,217	11,235,596

		562,007,600

Zambia — 0.1%
First Quantum Minerals Ltd.	118,539	1,330,981

TOTAL COMMON STOCKS (cost $770,821,175)		1,047,883,715

PREFERRED STOCKS — 0.3%
United States — 0.3%
Becton, Dickinson & Co.*	11,615	641,845
NextEra Energy, Inc.*	44,898	2,481,962

		3,123,807

TOTAL PREFERRED STOCKS (cost $2,779,113)		3,123,807

TOTAL LONG-TERM INVESTMENTS (cost $773,600,288)		1,051,007,522

SHORT-TERM INVESTMENTS — 9.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	27,789,758	27,789,758
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $70,610,028; includes $70,541,105 of cash collateral for securities on loan)(b)(w)	70,607,074	70,614,135

TOTAL SHORT-TERM INVESTMENTS (cost $98,399,786)		98,403,893

TOTAL INVESTMENTS — 105.8% (cost $872,000,074)		1,149,411,415
Liabilities in excess of other assets — (5.8)%		(62,801,673)

NET ASSETS — 100.0%		$1,086,609,742

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of value of Level 3 securities is $70 and 0.0% of net assests.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,740,896; cash collateral of $70,541,105 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$25,908,405	$70
Austria	—	3,579,119	—
Belgium	—	5,883,604	—
Bermuda	2,678,734	—	—
Canada	31,477,202	—	—
China	15,061,041	10,055,305	—
Denmark	—	7,327,996	—
Finland	—	5,289,212	—
France	6,853,236	51,306,996	—
Germany	972,355	33,682,038	—

Hong Kong	—	17,403,222	—
India	6,187,436	—	—
Ireland	4,211,424	5,427,547	—
Israel	—	1,168,249	—
Italy	—	6,675,346	—
Japan	—	84,642,760	—
Liechtenstein	—	237,129	—
Luxembourg	—	1,588,058	—
Netherlands	7,221,475	16,058,063	—
New Zealand	—	1,989,236	—
Norway	—	4,222,017	—
Portugal	—	754,135	—
Singapore	—	1,249,998	—
South Africa	—	2,689,826	—
Spain	—	9,277,838	—
Sweden	—	12,434,446	—
Switzerland	—	34,478,227	—
Taiwan	—	4,562,487	—
United Kingdom	—	61,990,902	—
United States	562,007,600	—	—
Zambia	1,330,981	—	—
Preferred Stocks
United States	3,123,807	—	—
Affiliated Mutual Funds	98,403,893	—	—

Total	$739,529,184	$409,882,161	$70

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Affiliated Mutual Funds (including 6.5% of collateral for securities on loan)	9.1%
Banks	8.7
Insurance	4.8
Software	4.7
Oil, Gas & Consumable Fuels	4.7
Pharmaceuticals	4.6
Health Care Equipment & Supplies	4.6
IT Services	4.4
Internet Software & Services	4.4
Capital Markets	3.7
Machinery	3.2
Chemicals	3.0
Electric Utilities	2.7
Electronic Equipment, Instruments & Components	2.5
Semiconductors & Semiconductor Equipment	2.4
Building Products	2.1
Food & Staples Retailing	2.1
Hotels, Restaurants & Leisure	2.0
Industrial Conglomerates	2.0
Internet & Direct Marketing Retail	2.0

Auto Components	1.7
Media	1.6
Aerospace & Defense	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Personal Products	1.5
Life Sciences Tools & Services	1.4
Specialty Retail	1.4
Airlines	1.4
Food Products	1.3
Metals & Mining	1.2
Diversified Telecommunication Services	1.0
Automobiles	1.0
Road & Rail	1.0
Household Durables	0.7
Professional Services	0.7
Biotechnology	0.6
Textiles, Apparel & Luxury Goods	0.6
Trading Companies & Distributors	0.6
Health Care Providers & Services	0.6
Tobacco	0.5
Communications Equipment	0.5
Construction Materials	0.5
Household Products	0.4
Containers & Packaging	0.4
Air Freight & Logistics	0.3
Wireless Telecommunication Services	0.3
Commercial Services & Supplies	0.3

Paper & Forest Products	0.3
Technology Hardware, Storage & Peripherals	0.3
Beverages	0.3
Multiline Retail	0.3
Diversified Financial Services	0.3
Construction & Engineering	0.3
Multi-Utilities	0.2
Electrical Equipment	0.2
Consumer Finance	0.2
Real Estate Management & Development	0.2
Leisure Products	0.2
Energy Equipment & Services	0.2
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.1
Distributors	0.1
Marine	0.1
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.0 *

105.8
Liabilities in excess of other assets	(5.8)

100.0%

*	Less than +/- 0.05%

Government Income Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.6%
ASSET-BACKED SECURITIES — 10.4%
Collateralized Loan Obligations — 10.4%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	2.607%(c)	01/16/30	250	$251,043
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A, 3 Month LIBOR + .980%	2.284%(c)	07/17/26	2,500	2,511,999
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A, 3 Month LIBOR + 1.190%	2.494%(c)	10/17/26	500	500,125
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	2.634%(c)	04/13/27	1,750	1,755,661
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.565%(c)	05/15/25	500	502,592
CIFC Funding Ltd. (Cayman Islands), Series 2017-4A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.633%(c)	10/24/30	2,000	2,014,082
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.504%(c)	07/15/26	2,500	2,503,846
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.554%(c)	01/16/26	2,500	2,505,425
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597%(c)	10/23/29	500	503,872
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.615%(c)	05/15/26	2,500	2,500,566
Limerock CLO LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	2.507%(c)	10/20/26	1,300	1,301,709
Ocean Trails CLO (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + ..900%	2.192%(c)	08/13/25	2,000	1,999,544
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.561%(c)	07/15/30	250	250,115
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.561%(c)	10/30/30	2,000	2,001,116
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.616%(c)	05/21/29	500	500,002
Regatta Funding Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	2.619%(c)	10/17/30	1,000	1,004,600
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A, 3 Month LIBOR + 1.520%	2.827%(c)	07/20/27	750	750,030
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.014%(c)	10/25/28	500	502,003
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.579%(c)	10/20/29	2,000	2,009,160

				25,867,490

Small Business Loan — 0.0%
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%	09/01/18	49	49,737

TOTAL ASSET-BACKED SECURITIES (cost $25,848,061)				25,917,227

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.4%
Bank, Series 2017-BNK5, Class A3	3.020%	06/15/60	2,800	2,808,503
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%	09/10/58	700	724,801
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%	12/10/45	1,000	997,118
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	1,600	1,621,649
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%	08/10/48	1,000	1,034,719
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A3	3.269%	06/10/50	2,800	2,857,112
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%	02/25/22	200	203,730

Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%(cc)	12/25/23	2,650	2,798,491
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%	09/25/24	482	470,125
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%	10/25/24	2,103	2,079,368
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%(cc)	01/25/25	1,600	1,620,339
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%(cc)	04/25/27	1,600	1,620,961
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%(cc)	11/25/25	1,500	1,525,985
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369%(cc)	07/25/26	1,200	1,162,212
Fannie Mae-Aces, Series 2016-M13, Class A2	2.560%(cc)	09/25/26	2,100	2,044,043
Fannie Mae-Aces, Series 2017-M8, Class A2	3.061%(cc)	05/25/27	1,500	1,522,399
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%	03/25/19	250	259,365
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.693%(cc)	06/25/20	15,549	535,734
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.820%(cc)	03/25/22	17,245	1,058,084
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.566%(cc)	05/25/22	8,807	480,022
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.602%(cc)	06/25/22	9,346	535,172
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.999%(cc)	10/25/22	26,569	963,505
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%	03/25/24	3,200	3,366,642
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%	10/25/24	4,000	4,154,506
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%	01/25/25	3,200	3,243,220
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300%(cc)	10/25/26	1,930	1,997,088
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327%(cc)	03/25/27	1,100	1,133,283
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%	04/25/30	400	416,931
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.866%(cc)	05/25/19	7,659	166,000
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.807%(cc)	07/25/19	7,464	164,728
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%(cc)	05/25/25	2,600	2,682,527
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%	01/15/47	1,249	1,259,744
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	1,600	1,657,444
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,604	1,623,052
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%	07/15/50	1,600	1,644,569
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	1,100	1,136,878

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $53,217,714)				53,570,049

CORPORATE BONDS — 1.3%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300%	12/15/21	2,160	2,361,902
CDP Financial, Inc., Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	820	843,985

TOTAL CORPORATE BONDS (cost $3,194,079)				3,205,887

MUNICIPAL BONDS — 0.3%
California — 0.1%
California Educational Facilities Authority, Revenue Bonds, Stanford Univ., Ser. U-7, BABs	5.000%	06/01/46	125	165,878

Texas — 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg.	5.000%	08/15/47	275	357,871

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Green Bonds, Ser. S-1, BABs	5.000%	11/01/46	180	234,122

TOTAL MUNICIPAL BONDS (cost $738,361)				757,871

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%	10/15/17	6	5,823
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + .620%	1.857%(c)	10/25/28	25	24,551
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.452%(cc)	02/25/34	122	123,253

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $153,652)				153,627

U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.1%
Federal Home Loan Mortgage Corp.	1.625%	09/29/20	1,055	1,052,305
Federal Home Loan Mortgage Corp.	2.500%	03/01/30	708	714,339
Federal Home Loan Mortgage Corp.	3.000%	06/01/29	569	585,402
Federal Home Loan Mortgage Corp.	3.000%	01/01/37	964	982,190
Federal Home Loan Mortgage Corp.	3.000%	06/01/45	787	791,963
Federal Home Loan Mortgage Corp.	3.500%	TBA	4,000	4,117,970
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	269	282,692
Federal Home Loan Mortgage Corp.	3.500%	01/01/27	274	287,345
Federal Home Loan Mortgage Corp.	3.500%	07/01/42	782	810,449
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	1,331	1,380,141
Federal Home Loan Mortgage Corp.	3.500%	08/01/43	1,022	1,059,079
Federal Home Loan Mortgage Corp.	4.000%	TBA	2,750	2,895,449
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	93	97,458
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	315	329,917
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	496	524,387
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	548	578,922
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	510	539,377
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	1,894	2,038,414
Federal Home Loan Mortgage Corp.	5.000%	06/01/33	393	433,922
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	376	411,511
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	78	86,560
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	264	294,552
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	109	121,450
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	76	85,735
Federal Home Loan Mortgage Corp.	6.000%	01/01/37	123	139,549
Federal Home Loan Mortgage Corp.	6.000%	09/01/38	76	86,055
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	80	91,168
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	46	50,815
Federal National Mortgage Assoc.	1.000%	10/24/19	2,300	2,273,456
Federal National Mortgage Assoc.	2.000%	08/01/31	364	358,083
Federal National Mortgage Assoc.	2.500%	06/01/28	2,458	2,490,300
Federal National Mortgage Assoc.	2.500%	02/01/43	237	230,899
Federal National Mortgage Assoc.	2.500%	12/01/46	780	755,100

Federal National Mortgage Assoc.	3.000%	TBA	3,000	3,009,844
Federal National Mortgage Assoc.	3.000%	TBA	1,500	1,541,250
Federal National Mortgage Assoc.	3.000%	08/01/28	1,258	1,294,803
Federal National Mortgage Assoc.	3.000%	02/01/31	1,622	1,667,642
Federal National Mortgage Assoc.	3.000%	11/01/36	927	944,446
Federal National Mortgage Assoc.	3.000%	03/01/43	888	896,158
Federal National Mortgage Assoc.	3.000%	03/01/43	1,152	1,162,109
Federal National Mortgage Assoc.	3.000%	05/01/43	1,523	1,536,639
Federal National Mortgage Assoc.	3.000%	07/01/43	1,350	1,361,398
Federal National Mortgage Assoc.	3.000%	07/01/43	1,089	1,098,049
Federal National Mortgage Assoc.(tt)	3.500%	TBA	2,000	2,061,797
Federal National Mortgage Assoc.	3.500%	TBA	1,000	1,029,043
Federal National Mortgage Assoc.	3.500%	03/01/27	559	583,029
Federal National Mortgage Assoc.	3.500%	06/01/39	353	365,836
Federal National Mortgage Assoc.	3.500%	04/01/42	592	613,826
Federal National Mortgage Assoc.	3.500%	06/01/42	987	1,022,664
Federal National Mortgage Assoc.	3.500%	07/01/42	1,107	1,146,470
Federal National Mortgage Assoc.	3.500%	06/01/45	2,499	2,578,401
Federal National Mortgage Assoc.	3.500%	12/01/46	495	510,288
Federal National Mortgage Assoc.	4.000%	TBA	1,500	1,576,992
Federal National Mortgage Assoc.	4.000%	TBA	1,500	1,579,336
Federal National Mortgage Assoc.	4.000%	09/01/40	1,944	2,056,515
Federal National Mortgage Assoc.	4.000%	06/01/42	1,415	1,495,947
Federal National Mortgage Assoc.	4.000%	09/01/44	1,041	1,097,754
Federal National Mortgage Assoc.	4.500%	05/01/40	2,597	2,828,207
Federal National Mortgage Assoc.	5.000%	TBA	500	545,392
Federal National Mortgage Assoc.	5.000%	07/01/18	3	3,320
Federal National Mortgage Assoc.	5.000%	08/01/18	15	15,848
Federal National Mortgage Assoc.	5.000%	01/01/19	61	61,964
Federal National Mortgage Assoc.	5.000%	02/01/19	54	55,011
Federal National Mortgage Assoc.	5.000%	11/01/19	41	41,718
Federal National Mortgage Assoc.	5.000%	12/01/31	29	31,779
Federal National Mortgage Assoc.	5.000%	03/01/34	459	504,756
Federal National Mortgage Assoc.	5.000%	06/01/35	203	223,975
Federal National Mortgage Assoc.	5.000%	07/01/35	102	112,339
Federal National Mortgage Assoc.	5.000%	05/01/36	140	154,413
Federal National Mortgage Assoc.	5.500%	10/01/18	12	12,008
Federal National Mortgage Assoc.	5.500%	10/01/18	12	12,127
Federal National Mortgage Assoc.	5.500%	11/01/18	12	12,399
Federal National Mortgage Assoc.	5.500%	02/01/34	267	299,011
Federal National Mortgage Assoc.	5.500%	09/01/34	321	360,649
Federal National Mortgage Assoc.	5.500%	02/01/35	377	424,509
Federal National Mortgage Assoc.	5.500%	06/01/35	107	118,689
Federal National Mortgage Assoc.	5.500%	06/01/35	166	184,271
Federal National Mortgage Assoc.	5.500%	09/01/35	189	210,833
Federal National Mortgage Assoc.	5.500%	09/01/35	44	48,644
Federal National Mortgage Assoc.	5.500%	10/01/35	279	309,590
Federal National Mortgage Assoc.	5.500%	11/01/35	607	683,204
Federal National Mortgage Assoc.	5.500%	11/01/35	369	409,543
Federal National Mortgage Assoc.	5.500%	11/01/35	451	500,502
Federal National Mortgage Assoc.	6.000%	05/01/21	34	35,603
Federal National Mortgage Assoc.	6.000%	12/01/33	11	12,895
Federal National Mortgage Assoc.	6.000%	02/01/34	154	176,172
Federal National Mortgage Assoc.	6.000%	08/01/34	1	582
Federal National Mortgage Assoc.	6.000%	11/01/34	1	713
Federal National Mortgage Assoc.	6.000%	11/01/34	1	1,199
Federal National Mortgage Assoc.	6.000%	12/01/34	1	1,131
Federal National Mortgage Assoc.	6.000%	01/01/35	37	41,515
Federal National Mortgage Assoc.	6.000%	01/01/36	115	129,441
Federal National Mortgage Assoc.	6.000%	05/01/38	65	73,555

Federal National Mortgage Assoc.	6.500%	07/01/32	287		324,572
Federal National Mortgage Assoc.	6.500%	08/01/32	111		124,021
Federal National Mortgage Assoc.	6.500%	10/01/32	327		373,772
Federal National Mortgage Assoc.	6.500%	10/01/37	221		252,289
Federal National Mortgage Assoc.	7.000%	12/01/31	97		110,648
Federal National Mortgage Assoc.	7.000%	12/01/31	1		593
Federal National Mortgage Assoc.	7.000%	11/01/33	11		11,549
Federal National Mortgage Assoc.	7.000%	01/01/36	32		35,816
Federal National Mortgage Assoc.	8.000%	10/01/23	—	(r)	289
Federal National Mortgage Assoc.	8.000%	09/01/24	1		1,227
Federal National Mortgage Assoc.	8.000%	11/01/24	1		1,359
Federal National Mortgage Assoc.	8.000%	01/01/26	1		561
Federal National Mortgage Assoc.	8.000%	02/01/26	1		879
Federal National Mortgage Assoc.	9.000%	02/01/25	12		13,483
Federal National Mortgage Assoc.	9.000%	04/01/25	7		7,390
Government National Mortgage Assoc.	2.500%	12/20/46	335		328,426
Government National Mortgage Assoc.	3.000%	03/15/45	2,113		2,142,293
Government National Mortgage Assoc.	3.000%	09/20/46	1,926		1,955,517
Government National Mortgage Assoc.	3.000%	10/20/46	482		489,308
Government National Mortgage Assoc.	3.000%	04/20/47	3,904		3,962,720
Government National Mortgage Assoc.	3.500%	TBA	1,500		1,559,062
Government National Mortgage Assoc.	3.500%	01/20/43	1,423		1,487,732
Government National Mortgage Assoc.	3.500%	04/20/43	711		743,013
Government National Mortgage Assoc.	3.500%	03/20/45	1,335		1,390,340
Government National Mortgage Assoc.	3.500%	04/20/45	1,130		1,176,577
Government National Mortgage Assoc.	3.500%	07/20/46	2,701		2,810,689
Government National Mortgage Assoc.	4.000%	TBA	4,500		4,738,886
Government National Mortgage Assoc.	4.000%	06/15/40	260		275,128
Government National Mortgage Assoc.	4.500%	02/20/41	732		786,934
Government National Mortgage Assoc.	4.500%	03/20/41	624		671,318
Government National Mortgage Assoc.	4.500%	06/20/44	484		517,226
Government National Mortgage Assoc.	4.500%	09/20/46	697		743,656
Government National Mortgage Assoc.	4.500%	11/20/46	1,385		1,478,853
Government National Mortgage Assoc.	5.000%	07/15/33	200		221,607
Government National Mortgage Assoc.	5.000%	09/15/33	274		301,334
Government National Mortgage Assoc.	5.000%	04/15/34	86		94,205
Government National Mortgage Assoc.	5.500%	03/15/34	379		427,317
Government National Mortgage Assoc.	5.500%	03/15/36	82		93,018
Government National Mortgage Assoc.	6.500%	07/15/32	22		24,382
Government National Mortgage Assoc.	6.500%	08/15/32	4		3,961
Government National Mortgage Assoc.	6.500%	08/15/32	4		4,467
Government National Mortgage Assoc.	6.500%	08/15/32	16		17,366
Government National Mortgage Assoc.	6.500%	08/15/32	109		127,776
Government National Mortgage Assoc.	7.000%	03/15/23	1		819
Government National Mortgage Assoc.	7.000%	05/15/23	7		7,183
Government National Mortgage Assoc.	7.000%	06/15/23	5		5,207
Government National Mortgage Assoc.	7.000%	06/15/23	1		1,385
Government National Mortgage Assoc.	7.000%	06/15/23	19		20,442
Government National Mortgage Assoc.	7.000%	06/15/23	1		1,327
Government National Mortgage Assoc.	7.000%	07/15/23	14		14,612
Government National Mortgage Assoc.	7.000%	07/15/23	1		944
Government National Mortgage Assoc.	7.000%	08/15/23	10		10,589
Government National Mortgage Assoc.	7.000%	08/15/23	6		6,081
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,132
Government National Mortgage Assoc.	7.000%	09/15/23	2		1,518
Government National Mortgage Assoc.	7.000%	10/15/23	5		5,424
Government National Mortgage Assoc.	7.000%	10/15/23	—	(r)	41
Government National Mortgage Assoc.	7.000%	10/15/23	5		4,976
Government National Mortgage Assoc.	7.000%	11/15/23	5		5,653

Government National Mortgage Assoc.	7.000%	11/15/23	11		11,470
Government National Mortgage Assoc.	7.000%	11/15/23	—	(r)	460
Government National Mortgage Assoc.	7.000%	01/15/24	67		71,357
Government National Mortgage Assoc.	7.000%	05/15/24	69		73,983
Government National Mortgage Assoc.	7.000%	08/15/28	55		64,298
Government National Mortgage Assoc.	7.500%	12/15/25	38		41,440
Government National Mortgage Assoc.	7.500%	12/15/25	5		5,024
Government National Mortgage Assoc.	7.500%	02/15/26	6		6,698
Government National Mortgage Assoc.	8.500%	09/15/24	76		83,558
Government National Mortgage Assoc.	8.500%	04/15/25	9		10,123
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov't. Gtd. Notes	3.000%	06/30/25	1,380		1,448,118
Israel Government, USAID Bond, U.S. Gov't. Gtd. Notes	5.500%	09/18/23	1,300		1,541,555
Residual Funding Corp. Strips Principal, Unsec'd. Notes, PO	2.194%(s)	01/15/21	643		605,576
Residual Funding Corp. Strips Principal, Unsec'd. Notes, PO	3.184%(s)	04/15/30	3,035		2,101,037
Tennessee Valley Authority, Sr. Unsec'd. Notes	2.875%	02/01/27	175		179,539
Tennessee Valley Authority, Sr. Unsec'd. Notes	6.750%	11/01/25	510		664,835
Tennessee Valley Authority, Sr. Unsec'd. Notes	7.125%	05/01/30	530		768,827
Ukraine Government, USAID Bonds, U.S. Gov't. Gtd. Notes	1.471%	09/29/21	2,200		2,156,396

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $106,525,767)					107,597,883

U.S. TREASURY OBLIGATIONS — 23.0%
U.S. Treasury Bonds	2.750%	08/15/47	280		273,919
U.S. Treasury Bonds	3.000%	05/15/45	1,375		1,415,820
U.S. Treasury Bonds	3.000%	05/15/47	680		699,709
U.S. Treasury Notes	0.750%	02/28/18	570		568,931
U.S. Treasury Notes	1.000%	03/15/18	100		99,906
U.S. Treasury Notes	1.375%	04/30/21	11,210		11,068,124
U.S. Treasury Notes	1.750%	05/15/23	115		113,324
U.S. Treasury Notes	1.875%	04/30/22	4,673		4,668,802
U.S. Treasury Notes	2.000%	06/30/24	260		257,664
U.S. Treasury Notes	2.125%	06/30/21	2,570		2,603,531
U.S. Treasury Notes	2.125%	09/30/21	10,375		10,500,635
U.S. Treasury Notes	2.125%	06/30/22	250		252,402
U.S. Treasury Notes	2.125%	02/29/24	9,715		9,722,969
U.S. Treasury Notes	2.125%	05/15/25	6,170		6,129,991
U.S. Treasury Strips Coupon	2.037%(s)	02/15/24	1,230		1,070,339
U.S. Treasury Strips Coupon	2.184%(s)	02/15/28	550		426,578
U.S. Treasury Strips Coupon	2.384%(s)	05/15/29	565		421,929
U.S. Treasury Strips Coupon(k)	2.404%(s)	08/15/21	2,525		2,355,773
U.S. Treasury Strips Coupon	2.783%(s)	08/15/29	500		370,784
U.S. Treasury Strips Coupon	2.878%(s)	05/15/31	500		350,124
U.S. Treasury Strips Coupon	3.042%(s)	11/15/35	1,000		607,492
U.S. Treasury Strips Coupon	3.202%(s)	08/15/40	1,000		515,060
U.S. Treasury Strips Coupon	4.138%(s)	02/15/42	3,725		1,821,337
U.S. Treasury Strips Principal, PO	2.351%(s)	05/15/43	595		282,675
U.S. Treasury Strips Principal, PO	2.543%(s)	02/15/45	515		231,342
U.S. Treasury Strips Principal, PO	2.952%(s)	05/15/45	800		357,109
U.S. Treasury Strips Principal, PO	3.005%(s)	11/15/44	715		324,532

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,337,879)					57,510,801

TOTAL LONG-TERM INVESTMENTS (cost $247,015,513)					248,713,345

SHORT-TERM INVESTMENTS — 10.8%
AFFILIATED MUTUAL FUNDS — 10.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)	2,847,405	26,509,345
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	559,993	559,993
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund)(w)	15,309	15,310

TOTAL AFFILIATED MUTUAL FUNDS (cost $28,030,460)		27,084,648

OPTIONS PURCHASED* — 0.0% (cost $246,102)		43,734

TOTAL SHORT-TERM INVESTMENTS (cost $28,276,562)		27,128,382

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 110.4% (cost $275,292,075)		275,841,727

OPTIONS WRITTEN* — (0.0)% (premiums received $119,194)		(30,094)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 110.4% (cost $275,172,881)		275,811,633
Liabilities in excess of other assets(z) — (10.4)%		(26,023,595)

NET ASSETS — 100.0%		$249,788,038

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $2,000,000 is approximately 0.8% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange-Traded Options Purchased:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	54	54	$12,656
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	300	300	28,125
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	150	150	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	54	54	2,953

						$43,734

Exchange-Traded Options Written:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	54	54	$(3,797)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	450	450	(14,063)
5 Year U.S. Treasury Notes Futures	Put	11/27/17	$117.00	54	54	(12,234)

						$(30,094)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
303	2 Year U.S. Treasury Notes	Dec. 2017	$65,481,180	$65,358,047	$(123,133)
71	5 Year U.S. Treasury Notes	Dec. 2017	8,351,635	8,342,500	(9,135)
36	10 Year U.S. Treasury Notes	Dec. 2017	4,514,260	4,511,250	(3,010)
36	10 Year U.S. Ultra Treasury Notes	Dec. 2017	4,883,439	4,835,812	(47,627)
174	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	29,146,064	28,731,750	(414,314)

					(597,219)

	Short Position:
169	20 Year U.S. Treasury Bonds	Dec. 2017	26,170,710	25,825,312	345,398

					$(251,821)

A security with a market value of $554,190 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
45,065	10/18/17	0.607	%(T)	1 Day USOIS(1)(T)	$190	$111,963	$111,773
24,905	11/09/17	0.626	%(T)	1 Day USOIS(1)(T)	205	68,457	68,252
21,265	06/30/19	1.487	%(A)	1 Day USOIS(1)(A)	(8,090)	(2,866)	5,224
4,730	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(2,550)	(1,935)	615
3,860	08/31/21	2.014	%(S)	3 Month LIBOR(2)(Q)	31,702	16,793	(14,909)
760	11/30/21	1.762	%(S)	3 Month LIBOR(2)(Q)	—	(5,352)	(5,352)
8,970	07/17/22	—	(3)(Q)	— (3)(Q)	187	656	469
6,910	08/15/23	1.459	%(S)	3 Month LIBOR(1)(Q)	343,037	230,412	(112,625)
277	11/15/23	2.209	%(S)	3 Month LIBOR(1)(Q)	13	(3,977)	(3,990)
8,720	12/20/23	2.932	%(S)	3 Month LIBOR(1)(Q)	220	(494,882)	(495,102)
1,460	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	3,510	(3,438)	(6,948)
2,935	02/15/24	2.151	%(S)	3 Month LIBOR(1)(Q)	(2,986)	(13,384)	(10,398)
1,580	02/15/24	2.183	%(S)	3 Month LIBOR(1)(Q)	(3,170)	(10,366)	(7,196)
5,290	09/17/24	2.732	%(S)	3 Month LIBOR(1)(Q)	111	(204,618)	(204,729)
1,860	09/04/25	2.214	%(S)	3 Month LIBOR(1)(Q)	163	(5,501)	(5,664)
130	01/08/26	2.210	%(S)	3 Month LIBOR(1)(Q)	2	(347)	(349)
2,102	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	29,738	21,175	(8,563)
790	02/15/27	1.899	%(A)	1 Day USOIS(1)(A)	984	2,813	1,829
530	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	(1,143)	(1,143)
1,445	02/15/27	2.068	%(A)	1 Day USOIS(1)(A)	(911)	(16,026)	(15,115)
2,675	02/15/36	2.338	%(A)	3 Month LIBOR(2)(Q)	(16,893)	(56,809)	(39,916)

					$375,462	$(368,375)	$(743,837)

A security with a market value of $960,969 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$25,867,490	$—
Small Business Loan	—	49,737	—
Commercial Mortgage-Backed Securities	—	53,570,049	—
Corporate Bonds	—	3,205,887	—
Municipal Bonds	—	757,871	—
Residential Mortgage-Backed Securities	—	153,627	—
U.S. Government Agency Obligations	—	107,597,883	—
U.S. Treasury Obligations	—	57,510,801	—
Affiliated Mutual Funds	27,084,648	—	—
Option Purchased	43,734	—	—
Option Written	(30,094)	—	—
Other Financial Instruments*
Futures Contracts	(251,821)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(743,837)	—

Total	$26,846,467	$247,969,508	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Government Money Market Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.0%
Federal Farm Credit Bank, 1 Month LIBOR + (0.030)%	1.207	%(c)	10/25/17	11,000	$11,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.020)%	1.216	%(c)	04/20/18	6,500	6,499,810
Federal Farm Credit Bank, 1 Month LIBOR + 0.010%	1.247	%(c)	11/27/17	3,000	3,000,888
Federal Home Loan Bank, 3 Month LIBOR + (0.330)%	0.987	%(c)	03/07/18	7,000	6,996,095
Federal Home Loan Bank	1.040	%(n)	10/25/17	10,000	9,993,203
Federal Home Loan Bank	1.043	%(n)	10/20/17	22,000	21,988,125
Federal Home Loan Bank	1.046	%(n)	10/13/17	30,000	29,989,745
Federal Home Loan Bank	1.051	%(n)	11/07/17	5,000	4,994,707
Federal Home Loan Bank	1.051	%(n)	11/08/17	7,000	6,992,389
Federal Home Loan Bank	1.054	%(n)	10/11/17	26,000	25,992,539
Federal Home Loan Bank, 1 Month LIBOR + (0.175)%	1.057	%(c)	11/08/17	16,000	16,000,000
Federal Home Loan Bank	1.057	%(n)	11/22/17	6,000	5,991,139
Federal Home Loan Bank	1.058	%(n)	11/10/17	47,000	46,945,854
Federal Home Loan Bank	1.062	%(n)	12/01/17	1,000	998,236
Federal Home Loan Bank, 1 Month LIBOR + (0.175)%	1.062	%(c)	01/02/18	12,000	12,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.170)%	1.062	%(c)	01/25/18	13,300	13,299,986
Federal Home Loan Bank	1.066	%(n)	11/15/17	8,000	7,989,555
Federal Home Loan Bank	1.067	%(n)	12/22/17	9,000	8,978,578
Federal Home Loan Bank, 1 Month LIBOR + (0.170)%	1.067	%(c)	02/01/18	11,000	11,000,000
Federal Home Loan Bank	1.068	%(n)	11/17/17	8,000	7,989,075
Federal Home Loan Bank	1.069	%(n)	12/06/17	9,000	8,982,724
Federal Home Loan Bank	1.071	%(n)	12/20/17	4,000	3,990,676
Federal Home Loan Bank	1.072	%(n)	12/08/17	6,250	6,237,604
Federal Home Loan Bank	1.072	%(n)	12/15/17	10,000	9,978,125
Federal Home Loan Bank	1.077	%(n)	10/04/17	8,000	7,999,297
Federal Home Loan Bank, 1 Month LIBOR + (0.155)%	1.077	%(c)	01/08/18	11,000	11,000,000
Federal Home Loan Bank	1.078	%(n)	11/03/17	21,000	20,979,672
Federal Home Loan Bank	1.080	%(n)	10/18/17	20,000	19,990,008
Federal Home Loan Bank	1.082	%(n)	10/27/17	8,000	7,993,876
Federal Home Loan Bank, 1 Month LIBOR + (0.155)%	1.082	%(c)	01/25/18	12,000	12,000,000
Federal Home Loan Bank	1.087	%(n)	01/03/18	7,000	6,980,534
Federal Home Loan Bank	1.093	%(n)	12/18/17	6,000	5,986,090
Federal Home Loan Bank, 3 Month LIBOR + (0.220)%	1.113	%(c)	03/29/18	6,000	6,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.100)%	1.137	%(c)	12/21/18	15,000	15,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	1.152	%(c)	02/04/19	7,000	7,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.150)%	1.165	%(c)	02/15/18	4,000	4,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.140)%	1.172	%(c)	02/08/18	6,000	6,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.090)%	1.222	%(c)	11/06/17	1,800	1,799,957
Federal Home Loan Bank, 3 Month LIBOR + (0.070)%	1.244	%(c)	10/25/17	3,000	3,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.015)%	1.247	%(c)	12/08/17	4,000	3,999,963
Federal Home Loan Bank, 3 Month LIBOR + (0.065)%	1.252	%(c)	12/07/17	3,500	3,500,000
Federal Home Loan Bank, 3 Month LIBOR + (0.040)%	1.283	%(c)	12/22/17	3,500	3,500,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.380)%	0.924	%(c)	10/12/17	8,000	8,000,000
Federal Home Loan Mortgage Corp.	1.020	%(n)	10/12/17	7,000	6,997,861
Federal Home Loan Mortgage Corp.	1.030	%(n)	10/26/17	1,000	999,299
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.190)%	1.044	%(c)	11/16/17	14,000	14,000,000
Federal Home Loan Mortgage Corp.	1.061	%(n)	12/18/17	3,000	2,993,240
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.165)%	1.069	%(c)	05/18/18	11,500	11,500,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.160)%	1.077	%(c)	07/19/18	14,000	14,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.030)%	1.274	%(c)	01/08/18	5,000	5,000,000
Federal National Mortgage Assoc.	0.968	%(n)	10/02/17	1,000	999,974
Federal National Mortgage Assoc.	1.020	%(n)	11/08/17	5,000	4,994,722
Federal National Mortgage Assoc.	1.023	%(n)	11/01/17	20,000	19,982,730
Federal National Mortgage Assoc.	1.082	%(n)	10/23/17	13,000	12,991,579
Federal National Mortgage Assoc., 3 Month LIBOR + (0.030)%	1.275	%(c)	01/11/18	8,000	8,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS					545,017,855

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bills	1.090	%(n)	01/02/18	21,000	20,942,115
U.S. Treasury Bills	1.306	%(n)	10/05/17	6,000	5,999,148
U.S. Treasury Notes	1.000%		12/31/17	7,000	6,998,368

TOTAL U.S. TREASURY OBLIGATIONS					33,939,631

REPURCHASE AGREEMENT(m) — 2.8%
TD Securities (USA) LLC, 1.06%, dated 09/29/17, due 10/02/17 in the amount of $17,141,514				17,140	17,140,000

TOTAL INVESTMENTS — 97.3% (amortized cost $596,097,486)					596,097,486
Other assets in excess of liabilities — 2.7%					16,436,043

NET ASSETS — 100.0%					$612,533,529

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(m)	The Repurchase Agreement is collateralized by a U.S. Treasury Obligation (coupon rate 2.125%, maturity date 02/29/24), with the value, including accrued interest, of $17,482,870.
(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$545,017,855	$—
U.S. Treasury Obligations	—	33,939,631	—
Repurchase Agreement	—	17,140,000	—

Total	$—	$596,097,486	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

High Yield Bond Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.0%
ASSET-BACKED SECURITIES — 4.8%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.404%(c)	07/15/26	13,000	$13,041,031
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.354%(c)	04/16/27	15,000	15,064,719
ALM Ltd./ALM LLC (Cayman Islands), Series 2015-16A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.354%(c)	07/15/27	15,000	14,994,951
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 144A, 3 Month LIBOR + 0.980%	2.295%(c)	02/17/26	18,000	18,004,028
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A, 3 Month LIBOR + 0.980%	2.284%(c)	07/17/26	20,000	20,095,992
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	2.165%(c)	04/15/27	12,000	12,004,380
Ocean Trails CLO (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 0.900%	2.192%(c)	08/13/25	15,000	14,996,578
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.334%(c)	07/25/26	15,000	15,003,687
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.554%(c)	10/15/26	16,000	16,058,754
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.485%(c)	05/15/26	18,337	18,350,154
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	2.357%(c)	07/20/27	8,000	8,002,630
West CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	2.245%(c)	07/18/26	15,000	14,998,128

TOTAL ASSET-BACKED SECURITIES (cost $180,334,712)				180,615,032

BANK LOANS(c) — 3.0%
Capital Goods — 0.1%
Neff Rental LLC, Second Lien Closing Date Loan, 3 Month LIBOR + 6.250%	7.660%	06/09/21	4,275	4,277,002

Chemicals — 0.1%
Solenis International LP, Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%	8.070%	07/29/22	5,000	4,979,690

Electric — 0.1%
Lightstone HoldCo LLC, Refinancing Term B Loan, 3 Month LIBOR + 4.500%	5.740%	01/30/24	5,635	5,609,747
Lightstone HoldCo LLC, Refinancing Term C Loan, 3 Month LIBOR + 4.500%	5.740%	01/30/24	351	349,544

				5,959,291

Energy — Other — 0.0%
Ascent Resources — Marcellus LLC, Second Lien Term Loan, 3 Month LIBOR + 7.500%	8.530%	08/04/21	3,675	241,172

Financial Institutions — 1.3%
McAfee LLC, Term Loan, 3 Month LIBOR + 4.500%	5.883%	09/30/24	25,075	25,187,837
McAfee LLC, Term Loan, 3 Month LIBOR + 8.500%	10.090%	09/30/25	24,425	24,394,469

				49,582,306

Gaming — 0.1%
CCM Merger, Inc., Term Loan, 3 Month LIBOR + 2.750%	3.990%	08/09/21	3,730	3,748,944

Internet — 0.3%
Frontier Communications Corporation, Term B-1 Loan, 3 Month LIBOR + 3.750%	4.990%		06/17/24	11,222	10,648,763

Retailers — 0.2%
Academy Ltd., Initial Term Loan, 3 Month LIBOR + 4.000%	5.310%		07/01/22	4,423	2,972,140
Rite Aid Corp., Tranche 2 Term Loan (Second Lien), 3 Month LIBOR + 3.875%	5.120%		06/21/21	3,000	3,010,626

					5,982,766

Technology — 0.8%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.570%		06/13/25	2,800	2,850,000
Ancestry.com Operations, Inc., Second Lien Term Loan, 3 Month LIBOR + 8.250%	9.490%		10/21/24	4,253	4,323,376
Evergreen Skills Lux Sarl (Luxembourg), Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%	9.490%		04/28/22	16,993	13,849,636
Kronos, Incorporated, Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	9.560%		11/01/24	7,500	7,719,375

					28,742,387

TOTAL BANK LOANS (cost $118,980,496)					114,162,321

CORPORATE BONDS — 87.9%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%		10/01/22	13,150	9,468,000
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes	—	%(p)	07/01/24	1,850	1,840,750

					11,308,750

Aerospace & Defense — 0.5%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	2,830	3,011,403
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	2,965	3,068,775
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	6,925	7,669,437
TransDigm, Inc., Gtd. Notes(a)	6.375%		06/15/26	675	691,457
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	4,675	4,826,938
TransDigm, Inc., Gtd. Notes	6.500%		05/15/25	1,325	1,364,750

					20,632,760

Agriculture — 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	6,815	7,053,525

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%		04/15/23	4,325	4,611,531
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%		08/01/22	2,550	2,626,500

					7,238,031

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%		08/15/26	7,275	7,438,687
Allison Transmission, Inc., Gtd. Notes, 144A	4.750%		10/01/27	2,650	2,669,875
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.000%		10/01/24	5,550	5,760,067
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.250%		04/01/25	3,675	3,748,500
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	5,150	5,265,875
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%		06/01/26	850	918,000
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A	4.500%		09/15/23	4,525	4,604,188

IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A	4.750%	09/15/26	200	203,750
Meritor, Inc., Gtd. Notes	6.250%	02/15/24	1,025	1,090,344
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	3,404	3,523,140
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%	05/15/23	4,419	4,557,094
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750%	07/15/23	4,650	4,929,000
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25	3,225	3,402,375

				48,110,895

Banks — 0.3%
Bank of America Corp., Jr. Sub. Notes	8.125%	12/31/49	1,250	1,289,062
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	8,925	9,658,635
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	175	189,219
HBOS PLC (United Kingdom), Sub. Notes, 144A, GMTN	6.750%	05/21/18	400	411,896

				11,548,812

Beverages — 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	7,800	8,131,500

Building Materials — 1.7%
Builders FirstSource, Inc., Gtd. Notes, 144A(a)	10.750%	08/15/23	7,650	8,740,125
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%	09/01/24	1,880	1,988,100
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	3,625	4,165,125
Griffon Corp., Gtd. Notes	5.250%	03/01/22	15,960	16,199,400
James Hardie International Finance DAC (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	6,728	7,064,400
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	2,350	2,497,580
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	6,550	6,910,250
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%	04/15/22	4,800	5,400,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125%	06/01/25	1,900	1,957,760
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	6,925	7,461,688

				62,384,428

Chemicals — 4.5%
A Schulman, Inc., Gtd. Notes	6.875%	06/01/23	14,217	14,750,137
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	3,225	3,281,438
Ashland LLC, Gtd. Notes	6.875%	05/15/43	4,000	4,440,000
Blue Cube Spinco, Inc., Gtd. Notes	9.750%	10/15/23	2,970	3,608,550
Blue Cube Spinco, Inc., Gtd. Notes	10.000%	10/15/25	2,940	3,590,475
Chemours Co. (The), Gtd. Notes	5.375%	05/15/27	3,825	3,968,437
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	7,760	8,254,700
Chemours Co. (The), Gtd. Notes	7.000%	05/15/25	6,650	7,364,875
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	9.250%	06/15/23	4,525	4,819,125
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%	11/01/22	4,725	4,925,812
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	4,175	4,717,750
Hexion, Inc., Sec’d. Notes, 144A(a)	13.750%	02/01/22	8,945	7,334,900
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	4,175	3,736,625
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	4,865	4,670,400

Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	14,905	9,837,300
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	1,985	2,128,913
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875%	06/01/24	1,720	1,741,500
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	1,450	1,471,750
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	14,425	14,569,250
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	1,250	1,362,500
PQ Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/22	3,025	3,274,563
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	16,630	17,544,650
TPC Group, Inc., Sr. Sec’d. Notes, Priv Placement, 144A	8.750%	12/15/20	21,970	21,310,900
Tronox Finance LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	8,470	8,925,262
Tronox Finance PLC, Gtd. Notes, 144A	5.750%	10/01/25	2,775	2,844,375
Venator Finance S.a.r.l/Venator Materials LLC, Gtd. Notes, 144A	5.750%	07/15/25	2,425	2,522,000

				166,996,187

Coal — 1.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes, 144A	7.500%	05/01/25	4,025	4,175,937
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	22,226	22,448,260
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/23	3,539	3,760,400
Peabody Energy Corp., Sr. Sec’d. Notes, 144A(a)	6.375%	03/31/25	7,228	7,426,770

				37,811,367

Commercial Services — 2.0%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	7,875	7,205,625
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.125%	08/15/25	2,875	2,961,250
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.375%	08/15/27	2,875	2,961,250
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	29,595	31,888,612
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.000%	04/01/24	940	877,725
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.500%	11/15/23	1,535	1,488,950
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	2,875	2,889,375
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	3,725	3,990,406
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	6,850	7,303,813
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	5,150	5,465,438
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	5,725	6,218,781

				73,251,225

Computers — 1.2%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125%	06/15/24	2,280	2,519,002
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000%	07/15/23	14,145	13,897,462
Western Digital Corp., Gtd. Notes	10.500%	04/01/24	23,445	27,547,875

				43,964,339

Distribution/Wholesale — 0.7%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000%	10/01/24	2,050	2,101,250
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	4,725	5,032,125
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	4,075	4,125,938
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	9,600	9,648,000

H&E Equipment Services, Inc., Gtd. Notes, 144A	5.625%	09/01/25	3,725	3,929,875

				24,837,188

Diversified Financial Services — 1.7%
Ally Financial, Inc., Gtd. Notes	8.000%	03/15/20	2,243	2,524,811
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19	4,075	4,164,650
CSTN Merger Sub, Inc., Sr. Sec’d. Notes, 144A	6.750%	08/15/24	6,715	6,698,212
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	4,125	4,413,750
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	10,150	10,522,505
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	1,500	1,543,125
Navient Corp., Sr. Unsec’d. Notes(a)	5.875%	10/25/24	1,075	1,091,125
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	6.125%	03/25/24	1,800	1,855,800
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	2,400	2,568,000
Navient Corp., Sr. Unsec’d. Notes	7.250%	09/25/23	2,775	3,014,344
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	6,100	6,725,250
OneMain Financial Holdings LLC, Gtd. Notes, 144A	6.750%	12/15/19	575	596,562
OneMain Financial Holdings LLC, Gtd. Notes, 144A	7.250%	12/15/21	305	318,344
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	6,675	7,042,125
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/21	9,000	5,850,000
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750%	06/15/22	3,175	3,305,969

				62,234,572

Electric — 5.2%
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	900	927,000
AES Corp., Sr. Unsec’d. Notes	5.500%	03/15/24	25	26,031
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	200	210,250
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	8,499	9,710,957
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	10,710	10,430,469
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	13,150	12,492,500
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	11,050	10,428,438
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	4,250	4,441,250
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	14,050	15,314,500
Dynegy, Inc., Gtd. Notes(a)	5.875%	06/01/23	5,210	5,183,950
Dynegy, Inc., Gtd. Notes(a)	7.375%	11/01/22	29,330	30,539,862
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	20,730	21,481,462
Dynegy, Inc., Gtd. Notes	8.034%	02/02/24	11,325	11,211,750
Dynegy, Inc., Gtd. Notes, 144A(a)	8.000%	01/15/25	1,150	1,190,250
Dynegy, Inc., Gtd. Notes, 144A	8.125%	01/30/26	600	618,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	7.875%	06/15/17	13,969	10,406,905
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.500%	10/15/18	3,350	2,453,875
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	9.875%	10/15/20	16,646	12,109,965
Mirant Corp., Bonds, 144A^(d)	7.400%	07/15/49	1,825	1,825
Mirant Mid-Atlantic, Pass-Through Certificates	10.060%	12/30/28	4,837	4,595,503
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	2,036	2,137,800
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	3,535	3,676,400
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	6,740	6,967,475
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	3,850	4,032,875
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	7,725	8,285,063
NRG Energy, Inc., Gtd. Notes(a)	7.875%	05/15/21	326	335,373
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	8,835	6,361,200
Red Oak Power LLC, Sr. Sec’d. Notes	9.200%	11/30/29	200	225,000

				195,795,928

Electrical Components & Equipment — 0.1%
General Cable Corp., Gtd. Notes	5.750%	10/01/22	3,225	3,239,190

Engineering & Construction — 0.3%
AECOM, Gtd. Notes	5.125%	03/15/27	5,125	5,297,969
AECOM, Gtd. Notes	5.875%	10/15/24	6,805	7,537,898

				12,835,867

Entertainment — 3.8%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%	06/15/25	7,325	7,196,812
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	11/15/26	9,400	9,270,750
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	3,675	3,867,938
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	9,469	9,563,690
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	2,825	2,899,156
CRC Escrow Issuer LLC, Sr. Unsec’d. Notes, 144A	5.250%	10/15/25	7,450	7,450,000
Eldorado Resorts, Inc., Gtd. Notes	6.000%	04/01/25	1,925	2,021,250
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	8,200	8,876,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23	3,500	3,832,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	750	818,438
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	7,170	8,057,287
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	3,325	3,582,688
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	2,325	2,371,500
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750%	08/15/26	13,575	12,590,812
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%	01/15/27	3,225	3,345,938
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%	05/01/24	9,550	9,764,875
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	02/01/25	2,470	2,500,875
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	26,241	26,897,025
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	9,875	10,936,562
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	6,325	6,712,406

				142,557,002

Environmental Control — 0.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	7,325	7,654,625
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,060	1,076,886
GFL Environmental, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.625%	05/01/22	725	754,000

				9,485,511

Food — 2.1%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes	5.750%	03/15/25	13,815	12,157,200
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	8,700	8,895,750
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	5,475	5,351,813
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	9,725	9,688,531
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.875%	07/15/24	9,850	9,874,625
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	700	714,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	12,460	12,709,200
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	2,350	2,426,375
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes, 144A	5.875%	09/30/27	4,175	4,263,719
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	3,100	2,937,250
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	8,975	8,414,062

				77,432,525

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/24	1,000	1,040,000

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	4,800	5,058,000
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	4,800	4,992,000
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes	7.500%	11/01/23	1,450	1,442,750

				11,492,750

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A	7.000%	02/01/21	5,375	4,971,875

Healthcare-Products — 0.7%
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	8,625	9,407,805
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	10,125	8,631,562
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	9,175	8,280,438

				26,319,805

Healthcare-Services — 5.0%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	7,450	7,822,500
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	3,206	3,301,218
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	2,075	2,228,031
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	5,825	6,079,844
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	29,334	23,027,190
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	19,250	17,373,125
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	8,325	8,179,312
HCA, Inc., Gtd. Notes	5.375%	02/01/25	32,390	34,130,962
HCA, Inc., Gtd. Notes	5.875%	02/15/26	2,875	3,087,031
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,475	1,524,339
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	4,025	3,953,315
Kindred Healthcare, Inc., Gtd. Notes(a)	8.750%	01/15/23	614	572,494
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	13,695	14,105,850
SP Finco LLC, Gtd. Notes, 144A(a)	6.750%	07/01/25	4,200	3,948,000
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	3,475	3,648,750
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	835	846,481
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.750%	06/01/20	3,225	3,330,458
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	5,175	5,330,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	5,600	5,376,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	24,030	24,450,525
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25	16,050	15,087,000

				187,402,675

Home Builders — 3.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	4,075	4,034,250
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	2,625	2,707,031
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	7,250	7,612,500
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	3,200	3,369,920
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	4,475	4,654,000
Beazer Homes USA, Inc., Gtd. Notes	8.750%	03/15/22	2,600	2,873,975
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	10,675	11,235,437
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	400	409,500

CalAtlantic Group, Inc., Gtd. Notes	5.250%	06/01/26	2,710	2,804,850
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	2,900	3,157,810
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	3,265	3,595,581
CalAtlantic Group, Inc., Gtd. Notes	8.375%	01/15/21	3,125	3,645,469
KB Home, Gtd. Notes	7.000%	12/15/21	1,725	1,936,313
KB Home, Gtd. Notes	7.500%	09/15/22	500	572,500
KB Home, Gtd. Notes	7.625%	05/15/23	6,050	6,897,000
Lennar Corp., Gtd. Notes	4.750%	05/30/25	5,875	6,139,375
Lennar Corp., Gtd. Notes	4.875%	12/15/23	2,420	2,559,150
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	3,475	3,627,031
M/I Homes, Inc., Gtd. Notes, 144A	5.625%	08/01/25	2,825	2,885,031
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	10/01/25	3,825	3,920,625
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	6,550	6,840,656
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	5,475	5,488,688
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,600	3,834,000
New Home Co. Inc. (The), Gtd. Notes	7.250%	04/01/22	2,850	2,942,625
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	6,050	6,292,000
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	7,925	8,641,420
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	1,300	1,335,750
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	1,200	1,239,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,000	1,026,250
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	1,163	1,209,520
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	10,312	10,930,720
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	5,475	5,611,875
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	10,000	10,350,000

				144,379,852

Internet — 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	3,965	4,202,900

Iron/Steel — 0.5%
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	5.750%	03/01/25	6,625	6,360,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, Private Placement, 144A	6.375%	05/01/22	12,750	13,228,125

				19,588,125

Leisure Time — 0.3%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	4,950	5,296,500
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	4,425	4,563,281

				9,859,781

Lodging — 1.5%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	13,750	14,703,975
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes(a)	8.000%	10/01/20	3,225	3,297,563
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	5,875	6,051,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	4,900	5,353,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	5,100	5,348,625
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	900	992,250
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	11,065	12,448,125

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500%	10/01/27	6,150	6,238,406

				54,433,444

Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	4,400	4,603,500
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/19	1,975	2,024,375
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	8,575	9,518,250
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	2,950	2,969,323

				19,115,448

Media — 7.5%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	925	1,017,500
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/25	3,815	4,140,420
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	2,875	2,968,438
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	635	654,050
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	9,000	8,968,950
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	4,350	4,529,437
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	3,200	3,355,200
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	24,000	25,140,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	13,107	13,336,372
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	15,434	15,704,095
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	2,648	2,704,270
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	25,865	28,580,825
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	6,130	6,290,912
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	11,650	11,475,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	19,720	19,473,500
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	865,938
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	2,125	2,257,813
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,000	4,192,500
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	22,995	26,402,169
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	8,900	9,167,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	7,500	7,650,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	2,000	2,080,000
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	4,950	5,333,625
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	4,000	4,140,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	7,978	8,676,075
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	24,999	26,998,920
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	2,025	2,075,625
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125%	02/15/27	1,900	1,845,375
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	2,000	2,052,500
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	1,950	1,989,000
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	7,125	7,410,000

Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	3,575	3,811,844
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25	4,355	4,393,106
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,595	2,691,871
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	3,530	3,671,200
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	3,400	3,519,000

				279,562,780

Metal Fabricate/Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	5,750	5,836,250
TriMas Corp., Gtd. Notes, 144A	4.875%	10/15/25	1,925	1,940,641
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	8,955	10,096,762

				17,873,653

Mining — 3.6%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	2,075	2,298,062
Alcoa Nederland Holding BV, Gtd. Notes, 144A	7.000%	09/30/26	175	198,188
Constellium NV (Netherlands), Gtd. Notes, 144A	5.750%	05/15/24	1,225	1,225,000
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	15,297	15,660,304
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	6,036	6,134,085
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.000%	02/15/21	2,491	2,562,616
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.250%	05/15/22	850	870,188
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.250%	04/01/23	1,395	1,436,850
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500%	04/01/25	8,200	8,384,500
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	4,340	4,273,555
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	19,095	18,808,575
Freeport-McMoRan, Inc., Gtd. Notes	6.750%	02/01/22	3,000	3,127,500
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	7,950	8,397,187
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $7,201,332; purchased 07/12/16-08/04/16)(f)	10.750%	08/01/21	7,475	6,895,687
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	5,650	6,277,150
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	4,200	4,368,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	3,024	3,288,600
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	14,037	14,580,934
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	18,359	19,408,951
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	4,716	5,325,873

				133,521,805

Miscellaneous Manufacturing — 0.8%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	03/15/22	1,600	1,548,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	2,200	2,132,900
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	517	550,605
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	18,175	19,483,600
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	3,275	3,418,281
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000%	07/15/22	2,175	2,234,813

				29,368,199

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	8,184	9,115,012

Oil & Gas — 7.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes, 144A	7.875%	12/15/24	6,650	7,182,000
Andeavor, Gtd. Notes, 144A	4.750%	12/15/23	4,425	4,775,040
Andeavor, Gtd. Notes, 144A	5.125%	12/15/26	7,525	8,257,482

Antero Resources Corp., Gtd. Notes	5.000%	03/01/25	9,635	9,779,525
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	4,800	4,926,000
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	3,805	3,966,712
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	13,025	13,969,312
California Resources Corp., Gtd. Notes	6.000%	11/15/24	172	78,260
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	4,813	3,128,450
Carrizo Oil & Gas, Inc., Gtd. Notes	8.250%	07/15/25	1,950	2,118,188
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	06/15/27	10,100	9,999,000
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	11,150	12,014,125
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000%	05/15/21	2,975	2,904,344
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875%	08/15/25	4,200	4,441,500
Diamondback Energy, Inc., Gtd. Notes	5.375%	05/31/25	4,575	4,769,437
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	6,450	6,675,750
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	7,630	8,202,250
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	7.375%	05/15/24	5,875	6,110,000
Extraction Oil & Gas, Inc./Extraction Finance Corp., Gtd. Notes, 144A	7.875%	07/15/21	3,075	3,244,125
Halcon Resources Corp., Gtd. Notes, 144A	6.750%	02/15/25	14,875	15,395,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	9,275	9,379,344
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	11,100	9,684,750
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	3,400	2,915,500
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	8,300	8,102,875
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	5,975	6,281,219
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,875	2,001,563
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	4,750	4,215,625
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	755	811,625
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	2,620	2,884,620
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	4,400	5,089,150
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	3,100	3,723,875
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	1,800	1,797,300
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	1,495	1,500,380
Precision Drilling Corp. (Canada), Gtd. Notes	7.750%	12/15/23	3,875	3,952,500
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	2,975	2,893,188
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	2,300	2,259,750
Range Resources Corp., Gtd. Notes, 144A	5.000%	08/15/22	3,175	3,171,031
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23	1,478	1,466,915
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	15,637	16,145,202
Rice Energy, Inc., Gtd. Notes	6.250%	05/01/22	1,550	1,619,750
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	6,400	6,896,000
RSP Permian, Inc., Gtd. Notes, 144A	5.250%	01/15/25	5,550	5,633,250
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375%	09/30/25	4,850	4,886,375
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^(d)	6.500%	07/15/22	1,975	20
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20	3,900	4,017,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	14,648	15,563,500
Tullow Oil PLC (Ghana), Gtd. Notes, 144A	6.000%	11/01/20	2,950	2,927,875
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	4,975	5,323,250
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	09/15/24	2,975	2,982,437
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	5,043	5,213,201
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	2,076	2,257,650

WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	4,800	5,382,000

				282,915,845

Packaging & Containers — 1.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125%	09/15/23	7,000	7,492,100
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	1,725	1,772,438
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	14,175	15,548,132
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%	11/01/19	10,592	10,433,120
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	1,275	1,442,344
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.500%	10/01/21	11,590	11,974,788
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A(a)	7.000%	07/15/24	6,600	7,029,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,575	1,602,641
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,200	3,404,000
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	3,025	3,259,437

				63,958,000

Pharmaceuticals — 2.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	6,551	5,404,575
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	02/01/25	11,950	9,679,500
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	14,725	12,000,875
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%	05/01/23	4,934	4,810,650
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	1,075	1,073,656
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	7,675	6,734,813
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	2,605	2,435,675
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	1,925	1,701,219
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	15,195	13,314,619
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%	07/15/21	17,733	17,688,667
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	2,850	3,013,875
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	14,250	16,369,687

				94,227,811

Pipelines — 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	2,750	2,846,250
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	4,300	4,842,875
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	7,725	7,667,062
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	5,425	5,547,062
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27	5,050	5,291,643
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768%	12/15/37	6,750	8,403,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	5,375	5,650,469

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	3,047	3,153,645
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	8,071	8,958,810
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	6,400	6,576,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	7,550	7,672,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	3,475	3,444,594
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%	02/01/25	2,675	2,755,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	5.375%	02/01/27	2,675	2,785,344
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.750%	03/15/24	4,950	5,370,750
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	2,847	2,896,823
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	3,025	3,119,531
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	2,500	2,659,375
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	2,950	3,200,750

				92,842,670

Real Estate — 0.6%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	1,200	1,243,378
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	9,200	9,752,000
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	8.250%	12/01/22	8,225	8,780,187
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875%	06/01/23	4,450	4,572,375

				24,347,940

Real Estate Investment Trusts (REITs) — 1.3%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	4,045	4,338,262
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	09/01/26	5,625	5,709,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	5.625%	05/01/24	1,675	1,814,997
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Sr. Unsec’d. Notes, 144A	4.500%	01/15/28	6,925	6,985,940
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000%	10/15/27	4,525	4,638,125
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	4,200	4,336,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,275	3,434,656
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	4,100	4,422,875
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	2,800	2,863,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	2,778	2,875,230
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	2,300	2,374,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,875	6,564,393

				50,358,103

Retail — 5.3%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	3,550	3,518,938
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	5,250	5,492,813
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	10,420	10,810,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	8,800	5,046,800
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	1,875	1,992,750
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%	06/15/23	3,075	2,967,375
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%	05/01/21	2,025	1,964,250
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%	01/15/22	6,345	6,154,650
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	59	56,050
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	7,700	7,315,000
Golden Nugget, Inc., Gtd. Notes, 144A	8.750%	10/01/25	13,925	14,168,687
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	8,065	6,814,925
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	1,165	1,233,444
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	11,075	10,712,847
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	10,475	10,160,750
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750%	10/15/24	8,972	9,072,935
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%	07/01/22	11,425	10,882,312
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	17,798	9,254,960
PetSmart, Inc., Gtd. Notes, 144A(a)	7.125%	03/15/23	27,695	21,596,561
PetSmart, Inc., Gtd. Notes, 144A(a)	8.875%	06/01/25	2,875	2,287,063
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	8,525	7,438,062
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	6,751	6,599,103
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	18,000	17,482,500
Ruby Tuesday, Inc., Gtd. Notes(a)	7.625%	05/15/20	7,599	7,523,010
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	7,126	7,304,150
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,700	5,728,500
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	5,000	3,325,000

				196,904,185

Semiconductors — 0.4%
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	6,875	7,170,625
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	2,700	2,838,375
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	4,735	5,184,825

				15,193,825

Software — 4.8%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	54,465	55,758,544
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	2,976	3,046,680
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.750%, 144A	9.000%	10/15/19	14,520	14,520,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	4,695	4,788,900
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	46,915	50,095,837
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125%	05/01/21	19,154	19,494,941
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	7,170	7,434,358
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	11,200	11,256,000
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	2,076	2,111,292
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	4,100	4,375,110

RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	7,485	7,662,769

				180,544,431

Telecommunications — 7.0%
Aegis Merger Sub Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	3,026	3,328,600
Anixter, Inc., Gtd. Notes	5.500%	03/01/23	1,875	2,039,063
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%	03/01/21	11,565	462,600
C&W Senior Financing Designated Activity Co. (Ireland), Sr. Unsec’d. Notes, 144A	6.875%	09/15/27	6,775	7,046,000
CenturyLink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21	8,730	9,083,827
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	3,864,750
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	7,930	8,475,188
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	600	543,504
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	9,900	9,671,112
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	8,761	8,585,780
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	2,000	1,495,000
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%	07/01/21	1,959	1,719,635
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	3,470	3,010,225
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	37,255	31,573,612
GTT Communications, Inc., Gtd. Notes, 144A	7.875%	12/31/24	11,245	11,947,812
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	12,000	10,170,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25	12,900	13,029,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	8,940	5,587,500
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	7,770	7,961,841
Level 3 Financing, Inc., Gtd. Notes	5.375%	05/01/25	870	894,469
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	854,500
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	7,850	8,419,125
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	24,885	27,871,200
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	4,550	5,818,313
Sprint Corp., Gtd. Notes	7.125%	06/15/24	9,875	11,109,375
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	11,886	13,631,756
Sprint Corp., Gtd. Notes	7.875%	09/15/23	2,000	2,320,000
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	5,350	5,760,345
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	5,275	5,822,281
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), Sr. Sec’d. Notes, 144A(a)	8.875%	05/01/22	870	906,975
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625%	09/15/25	6,100	6,138,430
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	18,845	19,598,800
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	2,000	2,070,240
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	10,150	10,809,750

				261,620,608

Textiles — 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	15,882	16,378,313

Transportation — 0.7%
Hornbeck Offshore Services, Inc., Gtd. Notes (original cost $1,592,813; purchased 01/17/17-02/07/17)(f)	5.000%	03/01/21	2,300	1,161,500
Hornbeck Offshore Services, Inc., Gtd. Notes (original cost $3,622,000; purchased 03/16/12)(a)(f)	5.875%	04/01/20	3,622	2,354,300
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	4,400	3,635,500
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	5,825	6,079,844

XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%		06/15/22	10,775	11,313,750

					24,544,894

Trucking & Leasing — 0.2%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%		08/01/24	6,250	6,406,250

TOTAL CORPORATE BONDS (cost $3,218,727,624)					3,289,340,581

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	3.477	%(cc)	10/25/35	60	53,761
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 1 Month LIBOR + 0.210%	1.447	%(c)	10/25/46	30	23,488
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 6 Month LIBOR + 1.500%	2.956	%(c)	09/25/45	8	7,948
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6, 1 Month LIBOR + 0.400%	1.637	%(c)	05/25/35	22	17,876
Banc of America Funding Trust, Series 2006-B, Class 2A1	3.506	%(cc)	03/20/36	61	52,906
Bear Stearns ARM Trust, Series 2005-10, Class A2	3.387	%(cc)	10/25/35	5	4,845
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	3.737	%(cc)	09/25/37	46	43,358
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	3.399	%(cc)	10/25/35	16	13,645
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	3.549	%(cc)	02/25/37	22	20,881
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 1 Month LIBOR + 0.210%	1.446	%(c)	07/20/46	21	13,690
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190%	1.427	%(c)	09/25/46	27	23,652
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1, 1 Month LIBOR + 0.640%	1.877	%(c)	03/25/35	53	51,828
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A, 1 Month LIBOR + 0.180%	1.417	%(c)	07/19/46	35	23,883
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%	1.427	%(c)	09/25/46	27	23,771
JPMorgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	19	16,860
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1, 1 Month LIBOR + 0.210%	1.447	%(c)	04/25/46	19	15,897
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.502	%(cc)	02/25/36	118	105,267
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1, 1 Month LIBOR + 0.330%	1.567	%(c)	03/25/37	118	39,418
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	35	31,274
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A, 1 Month LIBOR + 0.350%	1.587	%(c)	04/25/36	87	33,520
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	3.138	%(cc)	02/25/37	19	17,786
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	3.078	%(cc)	02/25/37	24	22,591

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $579,956)					658,145

	Shares
COMMON STOCKS — 0.1%
Advertising — 0.0%
Mood Media Corp.*^	647,500	369,075
Mood Media Corp.*^	528,571	301,285

		670,360

Oil, Gas & Consumable Fuels — 0.1%
Frontera Energy Corp. (Colombia)*	27,914	976,990

Telecommunications — 0.0%
Netia SA (Poland)*	227,114	237,962

TOTAL COMMON STOCKS (cost $2,239,086)		1,885,312

PREFERRED STOCKS — 0.2%
Building Materials & Construction — 0.0%
New Millennium Homes LLC*^	3,000	135,000
Cable — 0.0%
Adelphia Communications Corp. (Class A Stock)*^	5,000	5
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K*(a)	87,000	2,546,490
Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., Series A*	153,790	5,098,139

TOTAL PREFERRED STOCKS (cost $10,390,018)		7,779,634

TOTAL LONG-TERM INVESTMENTS (cost $3,531,251,892)		3,594,441,025

SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)	561,640	5,228,865
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	134,518,325	134,518,325
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $424,229,860; includes $422,811,756 of cash collateral for securities on loan)(b)(w)	424,222,602	424,265,024

TOTAL SHORT-TERM INVESTMENTS (cost $564,074,246)		564,012,214

TOTAL INVESTMENTS — 111.1% (cost $4,095,326,138)		4,158,453,239
Liabilities in excess of other assets(z) — (11.1)%		(414,519,744)

NET ASSETS — 100.0%		$3,743,933,495

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $807,210 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $415,051,493; cash collateral of $422,811,756 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $12,416,145. The aggregate value of $10,411,487 is 0.3% of net assets.
(p)	Interest rate not available as of September 30, 2017.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
392	2 Year U.S. Treasury Note	Dec. 2017	$84,758,619	$84,555,625	$(202,994)
1,228	10 Year U.S. Treasury Note	Dec. 2017	154,767,787	153,883,750	(884,037)
259	20 Year U.S. Treasury Bonds	Dec. 2017	40,143,404	39,578,438	(564,966)
140	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	23,469,234	23,117,500	(351,734)

					$(2,003,731)

Cash of $2,535,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$180,615,032	$—
Bank Loans	—	114,162,321	—
Corporate Bonds	—	3,289,338,736	1,845
Residential Mortgage-Backed Securities	—	658,145	—
Common Stocks	976,990	237,962	670,360
Preferred Stocks	7,644,629	—	135,005
Affiliated Mutual Funds	564,012,214	—	—
Other Financial Instruments*
Futures Contracts	(2,003,731)	—	—

Total	$570,630,102	$3,585,012,196	$807,210

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 4.3%
Boeing Co. (The)	18,517	$4,707,207
United Technologies Corp.	42,416	4,923,649

		9,630,856

Automobiles — 1.4%
Tesla, Inc.*(a)	9,082	3,097,870

Banks — 8.7%
JPMorgan Chase & Co.	105,842	10,108,969
PNC Financial Services Group, Inc. (The)	69,044	9,305,060

		19,414,029

Biotechnology — 5.8%
Celgene Corp.*	47,382	6,909,243
Shire PLC, ADR	20,720	3,173,061
Vertex Pharmaceuticals, Inc.*	18,146	2,758,918

		12,841,222

Chemicals — 2.5%
DowDuPont, Inc.	80,404	5,566,369

Consumer Finance — 2.6%
SLM Corp.*	515,812	5,916,364

Electric Utilities — 2.5%
PG&E Corp.	83,794	5,705,534

Energy Equipment & Services — 2.1%
Halliburton Co.	100,049	4,605,256

Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	56,716	4,431,788

Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	80,040	3,254,426

Health Care Equipment & Supplies — 2.0%
Zimmer Biomet Holdings, Inc.	37,767	4,422,138

Health Care Providers & Services — 3.5%
Cigna Corp.	20,698	3,869,284
UnitedHealth Group, Inc.	19,981	3,913,279

		7,782,563

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	65,054	4,200,537

Insurance — 2.8%
MetLife, Inc.	118,799	6,171,608

Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc.*	5,405	5,196,097
Netflix, Inc.*	23,909	4,335,897

		9,531,994

Internet Software & Services — 11.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	37,524	6,480,770
Alphabet, Inc. (Class A Stock)*	2,821	2,746,864
eBay, Inc.*	140,849	5,417,053
Facebook, Inc. (Class A Stock)*	33,715	5,760,882

Tencent Holdings Ltd. (China), ADR(a)	124,818	5,481,382

		25,886,951

IT Services — 2.6%
Visa, Inc. (Class A Stock)(a)	54,741	5,760,943

Media — 4.9%
Charter Communications, Inc. (Class A Stock)*	13,817	5,021,374
Comcast Corp. (Class A Stock)	156,105	6,006,921

		11,028,295

Oil, Gas & Consumable Fuels — 3.4%
Noble Energy, Inc.	113,356	3,214,776
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	73,124	4,429,852

		7,644,628

Pharmaceuticals — 4.3%
Allergan PLC	14,042	2,877,908
Bristol-Myers Squibb Co.	44,334	2,825,849
Pfizer, Inc.	107,039	3,821,292

		9,525,049

Semiconductors & Semiconductor Equipment — 7.1%
Broadcom Ltd.	21,264	5,157,371
NVIDIA Corp.	31,915	5,705,444
Texas Instruments, Inc.	56,372	5,053,186

		15,916,001

Software — 11.7%
Activision Blizzard, Inc.	78,508	5,064,551
Adobe Systems, Inc.*	31,153	4,647,405
Microsoft Corp.	144,646	10,774,681
salesforce.com, Inc.*	59,906	5,596,418

		26,083,055

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	52,020	8,017,322

Textiles, Apparel & Luxury Goods — 1.5%
adidas AG (Germany)	15,133	3,427,104

TOTAL LONG-TERM INVESTMENTS (cost $166,440,210)		219,861,902

SHORT-TERM INVESTMENTS — 11.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	5,884,466	5,884,466
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $19,899,400; includes $19,877,511 of cash collateral for securities on loan)(b)(w)	19,897,410	19,899,400

TOTAL SHORT-TERM INVESTMENTS (cost $25,783,866)		25,783,866

TOTAL INVESTMENTS — 110.2% (cost $192,224,076)	245,645,768
Liabilities in excess of other assets — (10.2)%	(22,714,437)

NET ASSETS — 100.0%	$222,931,331

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,655,071; cash collateral of $19,877,511 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,630,856	$—	$—
Automobiles	3,097,870	—	—
Banks	19,414,029	—	—
Biotechnology	12,841,222	—	—
Chemicals	5,566,369	—	—
Consumer Finance	5,916,364	—	—
Electric Utilities	5,705,534	—	—
Energy Equipment & Services	4,605,256	—	—
Food & Staples Retailing	4,431,788	—	—
Food Products	3,254,426	—	—
Health Care Equipment & Supplies	4,422,138	—	—
Health Care Providers & Services	7,782,563	—	—
Hotels, Restaurants & Leisure	4,200,537	—	—
Insurance	6,171,608	—	—
Internet & Direct Marketing Retail	9,531,994	—	—
Internet Software & Services	25,886,951	—	—
IT Services	5,760,943	—	—
Media	11,028,295	—	—
Oil, Gas & Consumable Fuels	7,644,628	—	—
Pharmaceuticals	9,525,049	—	—
Semiconductors & Semiconductor Equipment	15,916,001	—	—
Software	26,083,055	—	—
Technology Hardware, Storage & Peripherals	8,017,322	—	—
Textiles, Apparel & Luxury Goods	—	3,427,104	—
Affiliated Mutual Funds	25,783,866	—	—

Total	$242,218,664	$3,427,104	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Jennison Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Aerospace & Defense — 2.3%
Boeing Co. (The)	173,531	$44,113,315

Air Freight & Logistics — 1.1%
FedEx Corp.	92,886	20,953,224

Automobiles — 1.3%
Tesla, Inc.*(a)	72,587	24,759,426

Banks — 1.7%
JPMorgan Chase & Co.	328,534	31,378,282

Beverages — 1.2%
Monster Beverage Corp.*	408,165	22,551,116

Biotechnology — 7.7%
AbbVie, Inc.	151,584	13,469,754
Alexion Pharmaceuticals, Inc.*	131,508	18,449,257
BioMarin Pharmaceutical, Inc.*	250,569	23,320,457
Celgene Corp.*	373,334	54,439,564
Regeneron Pharmaceuticals, Inc.*	34,945	15,624,608
Vertex Pharmaceuticals, Inc.*	133,891	20,356,788

		145,660,428

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	109,314	25,928,188

Chemicals — 1.5%
Albemarle Corp.	213,227	29,064,972

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	310,937	9,303,235

Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp.	233,803	23,375,624

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	121,603	19,978,157

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	124,723	24,427,000

Hotels, Restaurants & Leisure — 3.6%
Marriott International, Inc. (Class A Stock)	328,150	36,181,819
McDonald’s Corp.	204,176	31,990,296

		68,172,115

Internet & Direct Marketing Retail — 9.8%
Amazon.com, Inc.*	78,790	75,744,766
Expedia, Inc.(a)	41,265	5,939,684
Netflix, Inc.*	346,700	62,874,045
Priceline Group, Inc. (The)*	22,363	40,942,628

		185,501,123

Internet Software & Services — 16.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	462,980	79,961,276
Alphabet, Inc. (Class A Stock)*	44,950	43,768,714
Alphabet, Inc. (Class C Stock)*	45,836	43,961,766
Facebook, Inc. (Class A Stock)*	521,921	89,180,641
Tencent Holdings Ltd. (China)	1,329,762	58,138,117

		315,010,514

IT Services — 8.3%
FleetCor Technologies, Inc.*	144,698	22,394,909
Mastercard, Inc. (Class A Stock)	432,388	61,053,186
PayPal Holdings, Inc.*	205,728	13,172,764
Visa, Inc. (Class A Stock)(a)	573,601	60,365,769

		156,986,628

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	94,917	18,907,466

Machinery — 2.0%
Caterpillar, Inc.	94,708	11,811,035
Parker-Hannifin Corp.	148,156	25,930,263

		37,741,298

Media — 1.6%
Charter Communications, Inc. (Class A Stock)*	84,987	30,885,976

Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*	156,336	20,592,578

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	173,096	18,666,673

Pharmaceuticals — 3.5%
Allergan PLC	118,292	24,243,945
Bristol-Myers Squibb Co.	655,998	41,813,313

		66,057,258

Semiconductors & Semiconductor Equipment — 6.1%
Broadcom Ltd.	145,151	35,204,924
NVIDIA Corp.	283,668	50,711,328
QUALCOMM, Inc.	176,677	9,158,936
Texas Instruments, Inc.	222,232	19,920,876

		114,996,064

Software — 13.2%
Activision Blizzard, Inc.	540,871	34,891,588
Adobe Systems, Inc.*	293,778	43,825,802
Microsoft Corp.	948,504	70,654,063
Red Hat, Inc.*	178,437	19,781,526
salesforce.com, Inc.*	482,634	45,087,668
Splunk, Inc.*(a)	215,800	14,335,594
Workday, Inc. (Class A Stock)*	201,925	21,280,876

		249,857,117

Specialty Retail — 2.5%
Home Depot, Inc. (The)	149,612	24,470,539
Industria de Diseno Textil SA (Spain)	606,902	22,880,210

		47,350,749

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	716,577	110,438,847

Textiles, Apparel & Luxury Goods — 1.5%
adidas AG (Germany)	122,581	27,760,381

TOTAL LONG-TERM INVESTMENTS (cost $968,791,351)		1,890,417,754

SHORT-TERM INVESTMENTS — 9.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	19,166,632	19,166,632
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $164,785,118; includes $164,618,745 of cash collateral for securities on loan)(b)(w)	164,779,890	164,796,368

TOTAL SHORT-TERM INVESTMENTS (cost $183,951,750)		183,963,000

TOTAL INVESTMENTS — 109.5% (cost $1,152,743,101)		2,074,380,754
Liabilities in excess of other assets — (9.5)%		(180,443,943)

NET ASSETS — 100.0%		$1,893,936,811

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $162,717,334; cash collateral of $164,618,745 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$44,113,315	$—	$—
Air Freight & Logistics	20,953,224	—	—
Automobiles	24,759,426	—	—
Banks	31,378,282	—	—
Beverages	22,551,116	—	—
Biotechnology	145,660,428	—	—
Capital Markets	25,928,188	—	—
Chemicals	29,064,972	—	—
Electronic Equipment, Instruments & Components	9,303,235	—	—
Equity Real Estate Investment Trusts (REITs)	23,375,624	—	—
Food & Staples Retailing	19,978,157	—	—
Health Care Providers & Services	24,427,000	—	—
Hotels, Restaurants & Leisure	68,172,115	—	—
Internet & Direct Marketing Retail	185,501,123	—	—
Internet Software & Services	256,872,397	58,138,117	—
IT Services	156,986,628	—	—
Life Sciences Tools & Services	18,907,466	—	—
Machinery	37,741,298	—	—
Media	30,885,976	—	—
Oil, Gas & Consumable Fuels	20,592,578	—	—
Personal Products	18,666,673	—	—
Pharmaceuticals	66,057,258	—	—
Semiconductors & Semiconductor Equipment	114,996,064	—	—
Software	249,857,117	—	—
Specialty Retail	24,470,539	22,880,210	—
Technology Hardware, Storage & Peripherals	110,438,847	—	—
Textiles, Apparel & Luxury Goods	—	27,760,381	—
Affiliated Mutual Funds	183,963,000	—	—

Total	$1,965,602,046	$108,778,708	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Natural Resources Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 94.9%
Automobile Manufacturers — 1.5%
Tesla, Inc.*(a)	19,825	$6,762,308

Commodity Chemicals — 0.8%
Valvoline, Inc.	155,345	3,642,840

Construction Materials — 0.7%
Vulcan Materials Co.	27,465	3,284,814

Copper — 2.8%
First Quantum Minerals Ltd. (Zambia)	406,186	4,560,742
Freeport-McMoRan, Inc.*	244,275	3,429,621
Lundin Mining Corp. (Canada)	657,811	4,512,813

		12,503,176

Diversified Chemicals — 6.2%
Arkema SA (France)	38,580	4,733,811
BASF SE (Germany)	89,977	9,585,758
Chemours Co. (The)	88,165	4,462,030
DowDuPont, Inc.	134,900	9,339,127

		28,120,726

Diversified Metals & Mining — 7.3%
BHP Billiton Ltd. (Australia)	566,131	11,481,019
Glencore PLC (Switzerland)*	1,579,475	7,249,796
Rio Tinto PLC (United Kingdom)	217,616	10,129,820
South32 Ltd. (Australia)	1,530,177	3,958,579

		32,819,214

Fertilizers & Agricultural Chemicals — 4.2%
Agrium, Inc. (Canada)	62,023	6,646,937
FMC Corp.	79,760	7,123,366
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	89,220	4,965,985

		18,736,288

Heavy Electrical Equipment — 1.5%
Vestas Wind Systems A/S (Denmark)	75,151	6,755,007

Integrated Oil & Gas — 22.2%
BP PLC (United Kingdom)	2,310,041	14,798,099
Chevron Corp.	123,625	14,525,938
Exxon Mobil Corp.	166,240	13,628,355
Occidental Petroleum Corp.	126,200	8,103,302
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	399,065	12,060,462
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	374,088	11,516,698
Suncor Energy, Inc. (Canada)	323,102	11,323,783
TOTAL SA (France)	269,996	14,497,205

		100,453,842

Oil & Gas Drilling — 2.7%
Ensco PLC (Class A Stock)(a)	561,095	3,349,737
Noble Corp. PLC*(a)	823,305	3,787,203
Transocean Ltd.*	471,845	5,077,052

		12,213,992

Oil & Gas Equipment & Services — 10.1%
Halliburton Co.	219,364	10,097,325
ProPetro Holding Corp.*(a)	445,830	6,397,661
RPC, Inc.(a)	379,255	9,401,732

Schlumberger Ltd.	123,836	8,638,799
US Silica Holdings, Inc.(a)	158,285	4,917,915
Weatherford International PLC*(a)	1,318,535	6,038,890

		45,492,322

Oil & Gas Exploration & Production — 21.2%
Anadarko Petroleum Corp.	69,315	3,386,038
Antero Resources Corp.*(a)	155,560	3,095,644
Cabot Oil & Gas Corp.	180,020	4,815,535
Centennial Resource Development, Inc.*(a)	124,555	2,238,253
Concho Resources, Inc.*	76,822	10,118,994
ConocoPhillips	143,490	7,181,674
Continental Resources, Inc.*(a)	339,760	13,118,133
Diamondback Energy, Inc.*	101,535	9,946,369
EOG Resources, Inc.	158,536	15,336,773
Laredo Petroleum, Inc.*(a)	497,465	6,432,222
Parsley Energy, Inc. (Class A Stock)*	328,050	8,640,837
Pioneer Natural Resources Co.	33,011	4,870,443
Range Resources Corp.(a)	162,860	3,187,170
SM Energy Co.(a)	192,040	3,406,790

		95,774,875

Oil & Gas Refining & Marketing — 4.4%
HollyFrontier Corp.(a)	136,890	4,923,933
Phillips 66	95,705	8,767,535
Valero Energy Corp.	78,692	6,053,776

		19,745,244

Oil & Gas Storage & Transportation — 1.5%
Enbridge, Inc. (Canada)	166,882	6,970,859

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	—

Railroads — 1.0%
Union Pacific Corp.	40,555	4,703,163

Specialty Chemicals — 4.7%
Albemarle Corp.	87,880	11,978,923
Ecolab, Inc.	56,913	7,319,581
Sherwin-Williams Co. (The)	4,935	1,766,927

		21,065,431

Steel — 2.1%
ArcelorMittal (Luxembourg)*	186,930	4,822,074
Vale SA (Brazil) ADR(a)	461,595	4,648,262

		9,470,336

TOTAL COMMON STOCKS (cost $335,325,370)		428,514,437

EXCHANGE TRADED FUNDS — 2.5%
Guggenheim Solar ETF	229,610	4,971,057
VanEck Vectors Gold Miners ETF(a)	272,515	6,256,944

TOTAL EXCHANGE TRADED FUNDS (cost $10,667,748)		11,228,001

TOTAL LONG-TERM INVESTMENTS (cost $345,993,118)		439,742,438

SHORT-TERM INVESTMENTS — 19.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	9,172,374	9,172,374
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $78,050,322; includes $77,976,341 of cash collateral for securities on loan)(b)(w)	78,047,280	78,055,085

TOTAL SHORT-TERM INVESTMENTS (cost $87,222,696)		87,227,459

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 116.7% (cost $433,215,814)		526,969,897

OPTION WRITTEN* — (0.2)% (premiums received $192,522)		(698,244)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 116.5% (cost $433,023,292)		526,271,653
Liabilities in excess of other assets(z) — (16.5)%		(74,560,735)

NET ASSETS — 100.0%		$451,710,918

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,810,451; cash collateral of $77,976,341 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,102,975. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange-Traded Option Written:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Weatherford International PLC	Call	10/20/17	$4.00	11,262	1,126	$(698,244)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobile Manufacturers	$6,762,308	$—	$—
Commodity Chemicals	3,642,840	—	—
Construction Materials	3,284,814	—	—
Copper	12,503,176	—	—
Diversified Chemicals	13,801,157	14,319,569	—
Diversified Metals & Mining	—	32,819,214	—
Fertilizers & Agricultural Chemicals	18,736,288	—	—
Heavy Electrical Equipment	—	6,755,007	—
Integrated Oil & Gas	47,581,378	52,872,464	—

Oil & Gas Drilling	12,213,992	—	—
Oil & Gas Equipment & Services	45,492,322	—	—
Oil & Gas Exploration & Production	95,774,875	—	—
Oil & Gas Refining & Marketing	19,745,244	—	—
Oil & Gas Storage & Transportation	6,970,859	—	—
Precious Metals & Minerals	—	—	—
Railroads	4,703,163	—	—
Specialty Chemicals	21,065,431	—	—
Steel	4,648,262	4,822,074	—
Exchange Traded Funds	11,228,001	—	—
Affiliated Mutual Funds	87,227,459	—	—
Option Written	(698,244)	—	—

Total	$414,683,325	$111,588,328	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Small Capitalization Stock Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 99.3%
Aerospace & Defense — 2.0%
AAR Corp.	35,271	$1,332,538
Aerojet Rocketdyne Holdings, Inc.*	82,215	2,878,347
Aerovironment, Inc.*	23,234	1,257,424
Axon Enterprise, Inc.*(a)	57,780	1,309,873
Cubic Corp.	27,293	1,391,943
Engility Holdings, Inc.*	19,330	670,364
Mercury Systems, Inc.*	52,658	2,731,897
Moog, Inc. (Class A Stock)*	35,374	2,951,253
National Presto Industries, Inc.(a)	5,519	587,498
Triumph Group, Inc.(a)	54,200	1,612,450

		16,723,587

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	27,740	1,825,292
Echo Global Logistics, Inc.*(a)	29,180	550,043
Forward Air Corp.	33,236	1,902,096
Hub Group, Inc. (Class A Stock)*	36,680	1,575,406

		5,852,837

Airlines — 0.8%
Allegiant Travel Co.(a)	13,804	1,817,987
Hawaiian Holdings, Inc.*	58,630	2,201,556
SkyWest, Inc.	56,830	2,494,837

		6,514,380

Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.*	91,350	1,605,933
Cooper-Standard Holdings, Inc.*	17,530	2,032,954
Dorman Products, Inc.*	33,200	2,377,784
Fox Factory Holding Corp.*	41,050	1,769,255
Gentherm, Inc.*	40,250	1,495,287
LCI Industries	27,279	3,160,272
Motorcar Parts of America, Inc.*	20,300	598,038
Standard Motor Products, Inc.	22,499	1,085,577
Superior Industries International, Inc.	25,318	421,545

		14,546,645

Automobiles — 0.2%
Winnebago Industries, Inc.(a)	31,581	1,413,250

Banks — 7.5%
Ameris Bancorp	40,720	1,954,560
Banc of California, Inc.(a)	46,470	964,253
Banner Corp.	36,380	2,229,366
Boston Private Financial Holdings, Inc.	92,062	1,523,626
Brookline Bancorp, Inc.	83,832	1,299,396
Central Pacific Financial Corp.	33,270	1,070,629
City Holding Co.	17,124	1,231,387
Columbia Banking System, Inc.	63,948	2,692,850
Community Bank System, Inc.(a)	55,356	3,058,419
Customers Bancorp, Inc.*	31,500	1,027,530
CVB Financial Corp.(a)	112,150	2,710,666
Fidelity Southern Corp.	23,950	566,178
First BanCorp. (Puerto Rico)*	197,722	1,012,337
First Commonwealth Financial Corp.	106,410	1,503,573
First Financial Bancorp	67,903	1,775,664
First Financial Bankshares, Inc.(a)	72,458	3,275,102

First Midwest Bancorp, Inc.	112,470	2,634,047
Glacier Bancorp, Inc.(a)	85,413	3,225,195
Great Western Bancorp, Inc.	64,280	2,653,478
Hanmi Financial Corp.	35,436	1,096,744
Hope Bancorp, Inc.	140,754	2,492,753
Independent Bank Corp.(a)	30,036	2,242,187
LegacyTexas Financial Group, Inc.	46,310	1,848,695
National Bank Holdings Corp. (Class A Stock)	29,290	1,045,360
NBT Bancorp, Inc.	47,660	1,750,075
OFG Bancorp (Puerto Rico)	48,120	440,298
Old National Bancorp	148,377	2,715,299
Opus Bank*	19,650	471,600
S&T Bancorp, Inc.(a)	38,373	1,518,803
ServisFirst Bancshares, Inc.(a)	49,300	1,915,305
Simmons First National Corp. (Class A Stock)(a)	35,298	2,043,754
Southside Bancshares, Inc.(a)	30,186	1,097,563
Tompkins Financial Corp.(a)	13,584	1,170,126
United Community Banks, Inc.	79,977	2,282,544
Westamerica Bancorporation(a)	28,850	1,717,729

		62,257,091

Beverages — 0.1%
Coca-Cola Bottling Co. Consolidated(a)	5,100	1,100,325

Biotechnology — 2.1%
Acorda Therapeutics, Inc.*(a)	51,100	1,208,515
AMAG Pharmaceuticals, Inc.*(a)	38,600	712,170
Cytokinetics, Inc.*	54,900	796,050
Eagle Pharmaceuticals, Inc.*(a)	9,390	560,020
Emergent BioSolutions, Inc.*	38,357	1,551,541
Enanta Pharmaceuticals, Inc.*(a)	15,720	735,696
Ligand Pharmaceuticals, Inc.*(a)	22,920	3,120,558
MiMedx Group, Inc.*(a)	113,260	1,345,529
Momenta Pharmaceuticals, Inc.*	83,190	1,539,015
Myriad Genetics, Inc.*(a)	74,950	2,711,691
Progenics Pharmaceuticals, Inc.*(a)	76,900	565,984
Repligen Corp.*	40,950	1,569,204
Spectrum Pharmaceuticals, Inc.*(a)	83,250	1,171,327

		17,587,300

Building Products — 2.1%
AAON, Inc.	44,319	1,527,898
American Woodmark Corp.*	15,640	1,505,350
Apogee Enterprises, Inc.(a)	31,558	1,522,989
Gibraltar Industries, Inc.*	34,558	1,076,482
Griffon Corp.	33,079	734,354
Insteel Industries, Inc.	19,750	515,672
Patrick Industries, Inc.*	17,500	1,471,750
PGT Innovations, Inc.*	54,300	811,785
Quanex Building Products Corp.(a)	37,678	864,710
Simpson Manufacturing Co., Inc.	46,153	2,263,343
Trex Co., Inc.*	32,210	2,901,155
Universal Forest Products, Inc.	22,364	2,195,250

		17,390,738

Capital Markets — 2.1%
Donnelley Financial Solutions, Inc.*	36,887	795,284
Evercore, Inc. (Class A Stock)	43,010	3,451,552
Financial Engines, Inc.(a)	69,130	2,402,268
Greenhill & Co., Inc.(a)	30,100	499,660

Interactive Brokers Group, Inc. (Class A Stock)(a)	78,250	3,524,380
INTL. FCStone, Inc.*	17,150	657,188
Investment Technology Group, Inc.	36,236	802,265
Piper Jaffray Cos.(a)	15,615	926,750
Virtus Investment Partners, Inc.(a)	7,960	923,758
Waddell & Reed Financial, Inc. (Class A Stock)(a)	91,500	1,836,405
WisdomTree Investments, Inc.(a)	125,900	1,281,662

		17,101,172

Chemicals — 3.0%
A Schulman, Inc.	32,186	1,099,152
AdvanSix, Inc.*	33,250	1,321,687
American Vanguard Corp.	28,698	657,184
Balchem Corp.	35,063	2,850,271
Calgon Carbon Corp.(a)	55,594	1,189,712
Flotek Industries, Inc.*(a)	62,750	291,788
FutureFuel Corp.	27,750	436,785
Hawkins, Inc.	10,350	422,280
HB Fuller Co.	55,338	3,212,924
Ingevity Corp.*	46,120	2,881,116
Innophos Holdings, Inc.	21,330	1,049,223
Innospec, Inc.	26,470	1,631,875
Koppers Holdings, Inc.*	22,730	1,048,990
Kraton Corp.*	34,090	1,378,600
LSB Industries, Inc.*(a)	22,050	175,077
Quaker Chemical Corp.	14,648	2,167,172
Rayonier Advanced Materials, Inc.(a)	47,370	648,969
Stepan Co.	21,690	1,814,585
Tredegar Corp.	27,835	501,030

		24,778,420

Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	60,883	2,539,430
Brady Corp. (Class A Stock)	52,312	1,985,240
Essendant, Inc.	41,052	540,655
Healthcare Services Group, Inc.	80,156	4,326,019
Interface, Inc.	67,212	1,471,943
LSC Communications, Inc.	38,167	630,137
Matthews International Corp. (Class A Stock)	35,270	2,195,558
Mobile Mini, Inc.(a)	48,387	1,666,932
Multi-Color Corp.	15,100	1,237,445
RR Donnelley & Sons Co.	76,633	789,320
Team, Inc.*(a)	32,660	436,011
Tetra Tech, Inc.	61,968	2,884,611
UniFirst Corp.	16,880	2,557,320
US Ecology, Inc.	23,900	1,285,820
Viad Corp.	22,377	1,362,759

		25,909,200

Communications Equipment — 1.7%
ADTRAN, Inc.	52,360	1,256,640
Applied Optoelectronics, Inc.*(a)	21,200	1,371,004
Black Box Corp.	16,493	53,602
CalAmp Corp.*	38,750	900,938
Comtech Telecommunications Corp.	25,559	524,726
Digi International, Inc.*	29,014	307,548
Harmonic, Inc.*(a)	88,024	268,473
Lumentum Holdings, Inc.*(a)	67,300	3,657,755
NETGEAR, Inc.*	34,666	1,650,102
Oclaro, Inc.*(a)	184,650	1,593,530
Viavi Solutions, Inc.*	249,140	2,356,864

		13,941,182

Construction & Engineering — 0.4%
Aegion Corp.*(a)	36,157	841,735
Comfort Systems USA, Inc.	40,884	1,459,559
MYR Group, Inc.*	17,920	522,189
Orion Group Holdings, Inc.*	30,600	200,736

		3,024,219

Construction Materials — 0.1%
U.S. Concrete, Inc.*(a)	16,500	1,258,950

Consumer Finance — 1.2%
Encore Capital Group, Inc.*(a)	25,940	1,149,142
Enova International, Inc.*	36,839	495,485
EZCORP, Inc. (Class A Stock)*	56,171	533,624
FirstCash, Inc.	52,281	3,301,545
Green Dot Corp. (Class A Stock)*	49,750	2,466,605
PRA Group, Inc.*(a)	49,507	1,418,376
World Acceptance Corp.*(a)	6,452	534,806

		9,899,583

Containers & Packaging — 0.1%
Myers Industries, Inc.	23,820	499,029

Distributors — 0.2%
Core-Mark Holding Co., Inc.(a)	50,790	1,632,391

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	17,783	374,332
Capella Education Co.	12,786	896,938
Career Education Corp.*	71,480	742,677
Regis Corp.*	38,100	543,687
Strayer Education, Inc.(a)	11,650	1,016,696

		3,574,330

Diversified Telecommunication Services — 1.1%
ATN International, Inc.	12,100	637,670
Cincinnati Bell, Inc.*	46,030	913,696
Cogent Communications Holdings, Inc.	45,320	2,216,148
Consolidated Communications Holdings, Inc.(a)	70,440	1,343,995
General Communication, Inc. (Class A Stock)*	28,984	1,182,257
Iridium Communications, Inc.*(a)	90,890	936,167
Lumos Networks Corp.*	26,171	468,984
Vonage Holdings Corp.*	226,500	1,843,710

		9,542,627

Electric Utilities — 0.8%
ALLETE, Inc.	55,677	4,303,275
El Paso Electric Co.	44,468	2,456,857

		6,760,132

Electrical Equipment — 0.5%
AZZ, Inc.	28,492	1,387,560
Encore Wire Corp.	22,741	1,018,228
General Cable Corp.(a)	54,200	1,021,670
Powell Industries, Inc.	9,522	285,565
Vicor Corp.*	17,781	419,632

		4,132,655

Electronic Equipment, Instruments & Components — 4.4%
Anixter International, Inc.*	31,694	2,693,990
Badger Meter, Inc.	31,914	1,563,786
Bel Fuse, Inc. (Class B Stock)	10,822	337,646
Benchmark Electronics, Inc.*	54,670	1,866,980
Control4 Corp.*	21,300	627,498
CTS Corp.	35,854	864,081
Daktronics, Inc.	42,258	446,667
Electro Scientific Industries, Inc.*	36,241	504,475
ePlus, Inc.*	15,560	1,438,522
Fabrinet (Thailand)*	40,980	1,518,719
FARO Technologies, Inc.*	18,434	705,101
II-VI, Inc.*	61,012	2,510,644
Insight Enterprises, Inc.*	39,235	1,801,671
Itron, Inc.*	37,330	2,891,208
KEMET Corp.*	51,200	1,081,856
Methode Electronics, Inc.	40,296	1,706,536
MTS Systems Corp.(a)	18,535	990,696
OSI Systems, Inc.*	19,300	1,763,441
Park Electrochemical Corp.	20,794	384,689
Plexus Corp.*	36,830	2,065,426
Rogers Corp.*	19,931	2,656,404
Sanmina Corp.*	82,540	3,066,361
ScanSource, Inc.*	27,903	1,217,966
TTM Technologies, Inc.*(a)	99,999	1,536,985

		36,241,348

Energy Equipment & Services — 2.1%
Archrock, Inc.	77,700	975,135
Atwood Oceanics, Inc.*(a)	88,150	827,728
Bristow Group, Inc.(a)	35,155	328,699
CARBO Ceramics, Inc.*(a)	24,050	207,552
Era Group, Inc.*	22,121	247,534
Exterran Corp.*	34,900	1,103,189
Geospace Technologies Corp.*	14,710	262,132
Gulf Island Fabrication, Inc.	14,777	187,668
Helix Energy Solutions Group, Inc.*	151,410	1,118,920
Matrix Service Co.*	29,113	442,518
McDermott International, Inc.*	310,900	2,260,243
Newpark Resources, Inc.*	93,700	937,000
Noble Corp. PLC*(a)	267,900	1,232,340
Oil States International, Inc.*	53,300	1,351,155
Pioneer Energy Services Corp.*	84,347	215,085
SEACOR Holdings, Inc.*	18,191	838,787
Tesco Corp.*	51,050	278,222
TETRA Technologies, Inc.*	126,891	362,908
Unit Corp.*	57,770	1,188,907
US Silica Holdings, Inc.	88,900	2,762,123

		17,127,845

Equity Real Estate Investment Trusts (REITs) — 5.6%
Acadia Realty Trust(a)	91,615	2,622,021
Agree Realty Corp.	31,400	1,541,112
American Assets Trust, Inc.	45,330	1,802,774
Armada Hoffler Properties, Inc.	49,150	678,762
CareTrust REIT, Inc.(a)	82,855	1,577,559
CBL & Associates Properties, Inc.(a)	186,850	1,567,671
Cedar Realty Trust, Inc.(a)	85,666	481,443
Chatham Lodging Trust(a)	42,950	915,694
Chesapeake Lodging Trust	65,800	1,774,626
DiamondRock Hospitality Co.(a)	219,290	2,401,225

EastGroup Properties, Inc.(a)	37,583	3,311,814
Four Corners Property Trust, Inc.	66,809	1,664,880
Franklin Street Properties Corp.	117,402	1,246,809
Getty Realty Corp.(a)	35,714	1,021,778
Government Properties Income Trust	105,050	1,971,788
Hersha Hospitality Trust(a)	43,050	803,744
Independence Realty Trust, Inc.(a)	89,350	908,690
Kite Realty Group Trust	91,372	1,850,283
Lexington Realty Trust	237,086	2,423,019
LTC Properties, Inc.	43,396	2,038,744
National Storage Affiliates Trust(a)	48,400	1,173,216
Parkway, Inc.	47,350	1,090,471
Pennsylvania Real Estate Investment Trust(a)	76,422	801,667
PS Business Parks, Inc.	21,832	2,914,572
Ramco-Gershenson Properties Trust	86,850	1,129,918
Retail Opportunity Investments Corp.(a)	120,110	2,283,291
Saul Centers, Inc.	13,120	812,259
Summit Hotel Properties, Inc.	114,100	1,824,459
Universal Health Realty Income Trust	13,730	1,036,478
Urstadt Biddle Properties, Inc. (Class A Stock)	32,340	701,778
Whitestone(a)	42,150	550,058

		46,922,603

Food & Staples Retailing — 0.4%
Andersons, Inc. (The)	28,924	990,647
SpartanNash Co.	40,776	1,075,263
SUPERVALU, Inc.*	41,985	913,174

		2,979,084

Food Products — 1.3%
B&G Foods, Inc.(a)	72,680	2,314,858
Cal-Maine Foods, Inc.*(a)	32,660	1,342,326
Calavo Growers, Inc.(a)	17,330	1,268,556
Darling Ingredients, Inc.*	180,330	3,159,382
J&J Snack Foods Corp.	16,458	2,160,935
John B. Sanfilippo & Son, Inc.	9,650	649,541
Seneca Foods Corp. (Class A Stock)*	7,520	259,440

		11,155,038

Gas Utilities — 1.1%
Northwest Natural Gas Co.	31,405	2,022,482
South Jersey Industries, Inc.	87,034	3,005,284
Spire, Inc.	52,854	3,945,551

		8,973,317

Health Care Equipment & Supplies — 4.4%
Abaxis, Inc.(a)	24,832	1,108,749
Analogic Corp.(a)	13,773	1,153,489
AngioDynamics, Inc.*	40,050	684,454
Anika Therapeutics, Inc.*	16,150	936,700
Cantel Medical Corp.(a)	38,882	3,661,518
CONMED Corp.	27,229	1,428,706
CryoLife, Inc.*	36,603	830,888
Haemonetics Corp.*	57,634	2,586,038
Heska Corp.*	7,150	629,844
ICU Medical, Inc.*	16,492	3,065,038
Inogen, Inc.*	18,600	1,768,860
Integer Holdings Corp.*	30,844	1,577,671
Integra LifeSciences Holdings Corp.*	69,234	3,494,932
Invacare Corp.(a)	35,952	566,244

Lantheus Holdings, Inc.*	32,200	573,160
LeMaitre Vascular, Inc.	16,500	617,430
Meridian Bioscience, Inc.(a)	46,175	660,302
Merit Medical Systems, Inc.*	54,908	2,325,354
Natus Medical, Inc.*	36,215	1,358,062
Neogen Corp.*	41,880	3,244,025
OraSure Technologies, Inc.*	64,900	1,460,250
Orthofix International NV*	19,900	940,275
Surmodics, Inc.*	14,242	441,502
Varex Imaging Corp.*(a)	41,100	1,390,824

		36,504,315

Health Care Providers & Services — 3.4%
Aceto Corp.	32,950	370,029
Almost Family, Inc.*	13,802	741,167
Amedisys, Inc.*(a)	31,179	1,744,777
AMN Healthcare Services, Inc.*(a)	52,519	2,400,118
BioTelemetry, Inc.*	33,650	1,110,450
Chemed Corp.(a)	17,561	3,548,200
Community Health Systems, Inc.*(a)	125,610	964,685
CorVel Corp.*	10,460	569,024
Cross Country Healthcare, Inc.*	39,913	567,962
Diplomat Pharmacy, Inc.*(a)	52,340	1,083,961
Ensign Group, Inc. (The)(a)	52,130	1,177,617
HealthEquity, Inc.*(a)	55,870	2,825,905
Kindred Healthcare, Inc.	95,278	647,890
Landauer, Inc.	10,618	714,591
LHC Group, Inc.*	17,908	1,270,035
Magellan Health, Inc.*	25,911	2,236,119
PharMerica Corp.*	33,975	995,468
Providence Service Corp. (The)*	12,450	673,296
Quorum Health Corp.*	31,050	160,839
Select Medical Holdings Corp.*	116,410	2,235,072
Tivity Health, Inc.*(a)	37,176	1,516,781
US Physical Therapy, Inc.	13,840	850,468

		28,404,454

Health Care Technology — 0.7%
Computer Programs & Systems, Inc.	12,236	361,574
HealthStream, Inc.*(a)	27,950	653,191
HMS Holdings Corp.*	91,750	1,822,155
Omnicell, Inc.*	41,022	2,094,173
Quality Systems, Inc.*	51,034	802,765

		5,733,858

Hotels, Restaurants & Leisure — 3.0%
Belmond Ltd. (United Kingdom) (Class A Stock)*	91,850	1,253,752
Biglari Holdings, Inc.*	1,116	371,952
BJ’s Restaurants, Inc.*	20,472	623,372
Bob Evans Farms, Inc.(a)	21,890	1,696,694
Boyd Gaming Corp.	90,150	2,348,407
Chuy’s Holdings, Inc.*(a)	18,550	390,477
Dave & Buster’s Entertainment, Inc.*(a)	46,070	2,417,754
DineEquity, Inc.(a)	19,765	849,500
El Pollo Loco Holdings, Inc.*(a)	23,450	284,918
Fiesta Restaurant Group, Inc.*(a)	29,600	562,400
Marcus Corp. (The)	21,108	584,692
Marriott Vacations Worldwide Corp.(a)	26,420	3,290,083
Monarch Casino & Resort, Inc.*	12,381	489,421
Penn National Gaming, Inc.*(a)	91,800	2,147,202

Red Robin Gourmet Burgers, Inc.*(a)	14,263	955,621
Ruby Tuesday, Inc.*	65,784	140,778
Ruth’s Hospitality Group, Inc.	32,148	673,501
Scientific Games Corp. (Class A Stock)*(a)	57,800	2,650,130
Shake Shack, Inc. (Class A Stock)*(a)	19,940	662,606
Sonic Corp.(a)	45,774	1,164,948
Wingstop, Inc.(a)	31,750	1,055,687

		24,613,895

Household Durables — 2.0%
Cavco Industries, Inc.*	9,300	1,372,215
Ethan Allen Interiors, Inc.(a)	27,539	892,264
Installed Building Products, Inc.*	23,100	1,496,880
iRobot Corp.*(a)	30,300	2,334,918
La-Z-Boy, Inc.	52,821	1,420,885
LGI Homes, Inc.*(a)	18,880	917,002
M/I Homes, Inc.*	27,520	735,610
MDC Holdings, Inc.	45,490	1,510,723
Meritage Homes Corp.*	41,537	1,844,243
TopBuild Corp.*	38,950	2,538,371
Universal Electronics, Inc.*	15,894	1,007,679
William Lyon Homes (Class A Stock)*(a)	25,650	589,693

		16,660,483

Household Products — 0.4%
Central Garden & Pet Co.*	11,350	440,834
Central Garden & Pet Co. (Class A Stock)*	38,258	1,422,815
WD-40 Co.(a)	15,409	1,724,267

		3,587,916

Industrial Conglomerates — 0.2%
Raven Industries, Inc.	39,480	1,279,152

Insurance — 3.1%
American Equity Investment Life Holding Co.	97,340	2,830,647
AMERISAFE, Inc.	21,114	1,228,835
eHealth, Inc.*	17,891	427,416
Employers Holdings, Inc.	35,465	1,611,884
HCI Group, Inc.(a)	8,780	335,835
Horace Mann Educators Corp.	44,570	1,753,829
Infinity Property & Casualty Corp.	12,139	1,143,494
Maiden Holdings Ltd.	77,750	618,113
Navigators Group, Inc. (The)	24,586	1,434,593
ProAssurance Corp.	58,486	3,196,260
RLI Corp.(a)	42,470	2,436,079
Safety Insurance Group, Inc.	16,710	1,274,973
Selective Insurance Group, Inc.	63,887	3,440,315
Stewart Information Services Corp.	26,102	985,612
Third Point Reinsurance Ltd. (Bermuda)*	69,350	1,081,860
United Fire Group, Inc.	23,301	1,067,652
United Insurance Holdings Corp.(a)	22,450	365,935
Universal Insurance Holdings, Inc.(a)	35,490	816,270

		26,049,602

Internet & Direct Marketing Retail — 0.6%
FTD Cos., Inc.*	18,276	238,319
Nutrisystem, Inc.(a)	32,928	1,840,675
PetMed Express, Inc.(a)	22,631	750,218

Shutterfly, Inc.*(a)	36,600	1,774,368

		4,603,580

Internet Software & Services — 1.2%
Blucora, Inc.*	49,162	1,243,799
DHI Group, Inc.*	51,870	134,862
Liquidity Services, Inc.*	27,900	164,610
LivePerson, Inc.*	59,000	799,450
NIC, Inc.(a)	72,550	1,244,232
QuinStreet, Inc.*	38,750	284,813
Shutterstock, Inc.*(a)	20,150	670,793
SPS Commerce, Inc.*	18,900	1,071,819
Stamps.com, Inc.*	17,210	3,487,606
XO Group, Inc.*	26,395	519,190

		9,621,174

IT Services — 1.7%
CACI International, Inc. (Class A Stock)*	26,854	3,742,105
Cardtronics PLC (Class A Stock)*	49,860	1,147,279
CSG Systems International, Inc.	36,774	1,474,637
ExlService Holdings, Inc.*	36,900	2,152,008
Forrester Research, Inc.	10,782	451,227
ManTech International Corp. (Class A Stock)	28,100	1,240,615
Perficient, Inc.*	38,414	755,603
Sykes Enterprises, Inc.*	43,810	1,277,499
TeleTech Holdings, Inc.	15,597	651,175
Virtusa Corp.*	29,900	1,129,622

		14,021,770

Leisure Products — 0.5%
Callaway Golf Co.	102,940	1,485,424
Nautilus, Inc.*	33,700	569,530
Sturm Ruger & Co., Inc.(a)	19,317	998,689
Vista Outdoor, Inc.*(a)	62,450	1,432,603

		4,486,246

Life Sciences Tools & Services — 0.3%
Cambrex Corp.*	35,882	1,973,510
Luminex Corp.(a)	44,870	912,207

		2,885,717

Machinery — 5.5%
Actuant Corp. (Class A Stock)(a)	65,384	1,673,830
Alamo Group, Inc.	10,460	1,123,090
Albany International Corp. (Class A Stock)	31,714	1,820,384
Astec Industries, Inc.	20,990	1,175,650
Barnes Group, Inc.	54,266	3,822,497
Briggs & Stratton Corp.	46,726	1,098,061
Chart Industries, Inc.*	33,700	1,322,051
CIRCOR International, Inc.(a)	18,128	986,707
EnPro Industries, Inc.	23,408	1,885,046
ESCO Technologies, Inc.	28,331	1,698,443
Federal Signal Corp.	65,600	1,395,968
Franklin Electric Co., Inc.	42,280	1,896,258
Greenbrier Cos., Inc. (The)(a)	31,180	1,501,317
Harsco Corp.*	87,950	1,838,155
Hillenbrand, Inc.	69,018	2,681,349
John Bean Technologies Corp.	34,647	3,502,812
Lindsay Corp.(a)	11,679	1,073,300
Lydall, Inc.*	18,906	1,083,314

Mueller Industries, Inc.	63,118	2,205,974
Proto Labs, Inc.*(a)	27,100	2,176,130
SPX Corp.*	46,470	1,363,430
SPX FLOW, Inc.*	46,320	1,786,099
Standex International Corp.	13,990	1,485,738
Tennant Co.	19,550	1,294,210
Titan International, Inc.(a)	54,250	550,638
Wabash National Corp.(a)	64,640	1,475,085
Watts Water Technologies, Inc. (Class A Stock)	30,511	2,111,361

		46,026,897

Marine — 0.2%
Matson, Inc.	47,250	1,331,505

Media — 0.8%
EW Scripps Co. (The) (Class A Stock)*(a)	60,761	1,161,143
Gannett Co., Inc.(a)	124,490	1,120,410
New Media Investment Group, Inc.	58,270	861,813
Scholastic Corp.	30,520	1,135,344
Time, Inc.	109,000	1,471,500
World Wrestling Entertainment, Inc. (Class A Stock)(a)	42,750	1,006,763

		6,756,973

Metals & Mining — 0.9%
AK Steel Holding Corp.*(a)	344,640	1,926,538
Century Aluminum Co.*	54,463	902,996
Haynes International, Inc.	13,710	492,326
Kaiser Aluminum Corp.	18,510	1,909,121
Materion Corp.	22,078	952,666
Olympic Steel, Inc.	9,938	218,636
SunCoke Energy, Inc.*	70,400	643,456
TimkenSteel Corp.*(a)	42,710	704,715

		7,750,454

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc.(a)	105,050	1,902,455
ARMOUR Residential REIT, Inc.(a)	45,150	1,214,535
Capstead Mortgage Corp.(a)	105,210	1,015,277

		4,132,267

Multi-Utilities — 0.4%
Avista Corp.	70,533	3,651,493

Multiline Retail — 0.5%
Fred’s, Inc. (Class A Stock)(a)	39,116	251,907
J.C. Penney Co., Inc.*(a)	339,250	1,292,543
Ollie’s Bargain Outlet Holdings, Inc.*(a)	53,800	2,496,320

		4,040,770

Oil, Gas & Consumable Fuels — 1.2%
Bill Barrett Corp.*	83,480	358,129
Carrizo Oil & Gas, Inc.*(a)	84,670	1,450,397
Cloud Peak Energy, Inc.*	82,150	300,669
Contango Oil & Gas Co.*	24,900	125,247
Denbury Resources, Inc.*(a)	437,800	586,652
Green Plains, Inc.(a)	42,650	859,397
PDC Energy, Inc.*	72,156	3,537,809
REX American Resources Corp.*(a)	6,320	593,006
SRC Energy, Inc.*(a)	219,920	2,126,626

		9,937,932

Paper & Forest Products — 1.1%
Boise Cascade Co.*	42,240	1,474,176
Clearwater Paper Corp.*	17,950	884,038
Deltic Timber Corp.(a)	11,911	1,053,290
KapStone Paper & Packaging Corp.	95,480	2,051,865
Neenah Paper, Inc.	18,388	1,573,093
P.H. Glatfelter Co.	47,510	924,069
Schweitzer-Mauduit International, Inc.	33,646	1,394,963

		9,355,494

Personal Products — 0.2%
Inter Parfums, Inc.	18,750	773,437
Medifast, Inc.	11,550	685,724

		1,459,161

Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.*	38,900	695,143
ANI Pharmaceuticals, Inc.*(a)	9,870	518,076
Depomed, Inc.*(a)	68,120	394,415
Impax Laboratories, Inc.*	81,220	1,648,766
Innoviva, Inc.*(a)	81,050	1,144,426
Lannett Co., Inc.*(a)	32,650	602,393
Medicines Co. (The)*(a)	69,990	2,592,430
Nektar Therapeutics*	171,130	4,107,120
Phibro Animal Health Corp. (Class A Stock)	21,150	783,607
SciClone Pharmaceuticals, Inc.*	57,140	639,968
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	27,450	323,910
Supernus Pharmaceuticals, Inc.*(a)	55,510	2,220,400

		15,670,654

Professional Services — 2.0%
Exponent, Inc.	28,290	2,090,631
FTI Consulting, Inc.*	43,300	1,536,284
Heidrick & Struggles International, Inc.	20,564	434,929
Insperity, Inc.	20,379	1,793,352
Kelly Services, Inc. (Class A Stock)	33,189	832,712
Korn/Ferry International	63,320	2,496,708
Navigant Consulting, Inc.*	50,950	862,074
On Assignment, Inc.*	54,346	2,917,293
Resources Connection, Inc.	30,700	426,730
TrueBlue, Inc.*	45,978	1,032,206
WageWorks, Inc.*	43,460	2,638,022

		17,060,941

Real Estate Management & Development — 0.4%
Forestar Group, Inc.*^(a)	45,556	783,563
HFF, Inc. (Class A Stock)	40,100	1,586,356
RE/MAX Holdings, Inc. (Class A Stock)	19,400	1,232,870

		3,602,789

Road & Rail — 0.6%
ArcBest Corp.	28,145	941,450
Heartland Express, Inc.(a)	54,748	1,373,080
Marten Transport Ltd.	42,150	866,183
Roadrunner Transportation Systems, Inc.*	34,400	327,832
Saia, Inc.*	27,950	1,751,067

		5,259,612

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.*	43,807	3,537,853
Brooks Automation, Inc.	76,335	2,317,531
Cabot Microelectronics Corp.	27,691	2,213,342
CEVA, Inc.*	24,100	1,031,480
Cohu, Inc.	30,597	729,432
Diodes, Inc.*	41,870	1,253,169
DSP Group, Inc.*	24,128	313,664
Kopin Corp.*(a)	66,656	277,956
Kulicke & Soffa Industries, Inc. (Singapore)*	77,632	1,674,522
MaxLinear, Inc.*	66,100	1,569,875
MKS Instruments, Inc.	59,455	5,615,525
Nanometrics, Inc.*(a)	27,800	800,640
Power Integrations, Inc.	32,580	2,384,856
Rambus, Inc.*	119,650	1,597,328
Rudolph Technologies, Inc.*	34,574	909,296
Semtech Corp.*	72,470	2,721,248
SolarEdge Technologies, Inc.*	38,750	1,106,313
Veeco Instruments, Inc.*	52,963	1,133,408
Xperi Corp.	54,067	1,367,895

		32,555,333

Software — 2.0%
8x8, Inc.*	100,200	1,352,700
Agilysys, Inc.*	16,532	197,557
Barracuda Networks, Inc.*	44,050	1,067,331
Bottomline Technologies (de), Inc.*	39,560	1,259,195
Ebix, Inc.(a)	24,147	1,575,592
Gigamon, Inc.*	40,900	1,723,935
MicroStrategy, Inc. (Class A Stock)*	10,320	1,317,967
Monotype Imaging Holdings, Inc.	45,650	878,763
Progress Software Corp.	52,897	2,019,078
Qualys, Inc.*	34,510	1,787,618
Synchronoss Technologies, Inc.*(a)	46,370	432,632
TiVo Corp.	133,500	2,649,975
VASCO Data Security International, Inc.*	32,950	397,048

		16,659,391

Specialty Retail — 4.0%
Abercrombie & Fitch Co. (Class A Stock)(a)	74,450	1,075,058
Asbury Automotive Group, Inc.*	20,390	1,245,829
Ascena Retail Group, Inc.*(a)	185,750	455,087
Barnes & Noble Education, Inc.*	40,676	264,801
Barnes & Noble, Inc.(a)	62,060	471,656
Big 5 Sporting Goods Corp.(a)	22,487	172,026
Buckle, Inc. (The)(a)	31,009	522,502
Caleres, Inc.	47,104	1,437,614
Cato Corp. (The) (Class A Stock)(a)	25,903	342,697
Chico’s FAS, Inc.	139,900	1,252,105
Children’s Place, Inc. (The)(a)	19,395	2,291,519
DSW, Inc. (Class A Stock)(a)	79,500	1,707,660
Express, Inc.*	85,830	580,211
Finish Line, Inc. (The) (Class A Stock)(a)	43,926	528,430
Five Below, Inc.*(a)	60,430	3,316,398
Francesca’s Holdings Corp.*	40,400	297,344
Genesco, Inc.*	21,332	567,431
Group 1 Automotive, Inc.(a)	21,564	1,562,527

Guess?, Inc.(a)	65,610	1,117,338
Haverty Furniture Cos., Inc.(a)	21,361	558,590
Hibbett Sports, Inc.*(a)	22,696	323,418
Kirkland’s, Inc.*	17,500	200,025
Lithia Motors, Inc. (Class A Stock)(a)	26,290	3,162,950
Lumber Liquidators Holdings, Inc.*(a)	31,122	1,213,136
MarineMax, Inc.*	26,542	439,270
Monro, Inc.(a)	35,842	2,008,944
Rent-A-Center, Inc.(a)	58,350	669,858
RH*(a)	20,650	1,452,108
Select Comfort Corp.*	45,000	1,397,250
Shoe Carnival, Inc.	12,510	279,974
Sonic Automotive, Inc. (Class A Stock)(a)	27,497	560,939
Tailored Brands, Inc.(a)	53,687	775,240
Tile Shop Holdings, Inc.(a)	37,450	475,615
Vitamin Shoppe, Inc.*(a)	25,950	138,833
Zumiez, Inc.*(a)	19,850	359,285

		33,223,668

Technology Hardware, Storage & Peripherals — 0.5%
Cray, Inc.*	44,180	859,301
Electronics For Imaging, Inc.*	50,870	2,171,132
Super Micro Computer, Inc.*(a)	41,480	916,708

		3,947,141

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.*	78,543	761,867
Fossil Group, Inc.*(a)	47,250	440,843
G-III Apparel Group Ltd.*(a)	45,150	1,310,253
Iconix Brand Group, Inc.*(a)	62,481	355,517
Movado Group, Inc.(a)	16,867	472,276
Oxford Industries, Inc.	18,466	1,173,330
Perry Ellis International, Inc.*	13,749	325,301
Steven Madden Ltd.*	58,320	2,525,256
Unifi, Inc.*	18,630	663,787
Vera Bradley, Inc.*	20,500	180,605
Wolverine World Wide, Inc.	105,824	3,053,022

		11,262,057

Thrifts & Mortgage Finance — 1.7%
Bank Mutual Corp.	46,235	469,285
BofI Holding, Inc.*(a)	61,290	1,744,926
Dime Community Bancshares, Inc.	33,571	721,777
HomeStreet, Inc.*	29,500	796,500
LendingTree, Inc.*(a)	8,300	2,028,935
Meta Financial Group, Inc.	9,600	752,640
Northfield Bancorp, Inc.	50,800	881,380
Northwest Bancshares, Inc.(a)	112,210	1,937,867
Oritani Financial Corp.(a)	42,800	719,040
Provident Financial Services, Inc.	66,210	1,765,821
TrustCo Bank Corp. NY	105,195	936,235
Walker & Dunlop, Inc.*	31,120	1,628,510

		14,382,916

Tobacco — 0.2%
Universal Corp.	27,700	1,587,210

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	42,808	2,816,766
DXP Enterprises, Inc.*	17,250	543,202

Kaman Corp.	30,552	1,704,191
Veritiv Corp.*	12,180	395,850

		5,460,009

Water Utilities — 0.5%
American States Water Co.	40,132	1,976,501
California Water Service Group	52,510	2,003,256

		3,979,757

Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	21,530	330,486

TOTAL COMMON STOCKS (cost $517,614,344)		826,716,350

EXCHANGE TRADED FUND — 0.3%
iShares Core S&P Small-Cap ETF(a) (cost $1,289,252)	33,500	2,486,370

TOTAL LONG-TERM INVESTMENTS (cost $518,903,596)		829,202,720

SHORT-TERM INVESTMENTS — 25.3%
AFFILIATED MUTUAL FUNDS — 25.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	2,037,710	2,037,710
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $208,682,475; includes $208,478,127 of cash collateral for securities on loan)(b)(w)	208,675,104	208,695,971

TOTAL AFFILIATED MUTUAL FUNDS (cost $210,720,185)		210,733,681

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills, 0.990%, 12/21/17 (cost $149,659)(k)(n)	150	149,669

TOTAL SHORT-TERM INVESTMENTS (cost $210,869,844)		210,883,350

TOTAL INVESTMENTS 124.9% (cost $729,773,440)		1,040,086,070
Liabilities in excess of other assets(z) — (24.9)%		(207,618,148)

NET ASSETS — 100.0%		$832,467,922

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $783,563 and 0.1% of net assets.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $204,120,093; cash collateral of $208,478,127 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate quoted represents yield to maturity as of purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
41	Russell 2000 E-Mini Index	Dec. 2017	$2,962,849	$3,060,445	$97,596

A security with a market value of $149,669 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,723,587	$—	$—
Air Freight & Logistics	5,852,837	—	—
Airlines	6,514,380	—	—
Auto Components	14,546,645	—	—
Automobiles	1,413,250	—	—
Banks	62,257,091	—	—
Beverages	1,100,325	—	—
Biotechnology	17,587,300	—	—
Building Products	17,390,738	—	—
Capital Markets	17,101,172	—	—
Chemicals	24,778,420	—	—
Commercial Services & Supplies	25,909,200	—	—
Communications Equipment	13,941,182	—	—
Construction & Engineering	3,024,219	—	—
Construction Materials	1,258,950	—	—
Consumer Finance	9,899,583	—	—
Containers & Packaging	499,029	—	—
Distributors	1,632,391	—	—
Diversified Consumer Services	3,574,330	—	—
Diversified Telecommunication Services	9,542,627	—	—
Electric Utilities	6,760,132	—	—
Electrical Equipment	4,132,655	—	—
Electronic Equipment, Instruments & Components	36,241,348	—	—
Energy Equipment & Services	17,127,845	—	—
Equity Real Estate Investment Trusts (REITs)	46,922,603	—	—
Food & Staples Retailing	2,979,084	—	—
Food Products	11,155,038	—	—
Gas Utilities	8,973,317	—	—
Health Care Equipment & Supplies	36,504,315	—	—
Health Care Providers & Services	28,404,454	—	—
Health Care Technology	5,733,858	—	—

Hotels, Restaurants & Leisure	24,613,895	—	—
Household Durables	16,660,483	—	—
Household Products	3,587,916	—	—
Industrial Conglomerates	1,279,152	—	—
Insurance	26,049,602	—	—
Internet & Direct Marketing Retail	4,603,580	—	—
Internet Software & Services	9,621,174	—	—
IT Services	14,021,770	—	—
Leisure Products	4,486,246	—	—
Life Sciences Tools & Services	2,885,717	—	—
Machinery	46,026,897	—	—
Marine	1,331,505	—	—
Media	6,756,973	—	—
Metals & Mining	7,750,454	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,132,267	—	—
Multi-Utilities	3,651,493	—	—
Multiline Retail	4,040,770	—	—
Oil, Gas & Consumable Fuels	9,937,932	—	—
Paper & Forest Products	9,355,494	—	—
Personal Products	1,459,161	—	—
Pharmaceuticals	15,670,654	—	—
Professional Services	17,060,941	—	—
Real Estate Management & Development	2,819,226	—	783,563
Road & Rail	5,259,612	—	—
Semiconductors & Semiconductor Equipment	32,555,333	—	—
Software	16,659,391	—	—
Specialty Retail	33,223,668	—	—
Technology Hardware, Storage & Peripherals	3,947,141	—	—
Textiles, Apparel & Luxury Goods	11,262,057	—	—
Thrifts & Mortgage Finance	14,382,916	—	—
Tobacco	1,587,210	—	—
Trading Companies & Distributors	5,460,009	—	—
Water Utilities	3,979,757	—	—
Wireless Telecommunication Services	330,486	—	—
Exchange Traded Fund	2,486,370	—	—
Affiliated Mutual Funds	210,733,681	—	—
U.S. Treasury Obligation	—	149,669	—
Other Financial Instruments*
Futures Contracts	97,596	—	—

Total	$1,039,250,434	$149,669	$783,563

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SP International Growth Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 95.7%
Argentina — 1.2%
MercadoLibre, Inc.(a)	3,656	$946,648

Australia — 2.4%
BHP Billiton PLC	29,717	524,385
Brambles Ltd.	12,347	87,393
CSL Ltd.	4,609	485,204
Insurance Australia Group Ltd.	83,514	418,271
Macquarie Group Ltd.	6,012	430,435

		1,945,688

Austria — 0.4%
ANDRITZ AG	5,395	311,797

Belgium — 0.8%
KBC Group NV	7,727	655,554

Brazil — 0.7%
Raia Drogasil SA	24,195	572,723

Canada — 4.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	9,464	431,578
Brookfield Asset Management, Inc. (Class A Stock)	13,178	544,251
Canadian National Railway Co.	8,036	665,808
Constellation Software, Inc.	801	437,005
Shopify, Inc. (Class A Stock)*	5,329	620,775
Suncor Energy, Inc.	22,585	791,539
Toronto-Dominion Bank (The)	8,674	488,358

		3,979,314

China — 8.6%
Alibaba Group Holding Ltd., ADR*(a)	19,103	3,299,279
Baidu, Inc., ADR*	1,870	463,180
China Merchants Bank Co. Ltd. (Class H Stock)	129,500	458,567
NetEase, Inc., ADR(a)	1,222	322,376
Tencent Holdings Ltd.	56,052	2,450,632

		6,994,034

Denmark — 0.6%
Novo Nordisk A/S (Class B Stock)	10,449	502,375

Finland — 0.5%
Sampo Oyj (Class A Stock)	7,727	408,945

France — 12.1%
Air Liquide SA	2,224	296,581
Arkema SA	6,634	813,999
BNP Paribas SA	7,333	591,592
Cie Generale des Etablissements Michelin	2,438	355,706
Dassault Systemes SE	4,561	461,446
Elior Group SA, 144A	8,520	225,730
Kering	2,444	973,605
L’Oreal SA	3,601	763,565
LVMH Moet Hennessy Louis Vuitton SE	5,033	1,391,301
Pernod Ricard SA	2,650	366,584
Schneider Electric SE*	3,995	347,887
Sodexo SA	2,802	349,298
SPIE SA	12,015	330,555
TOTAL SA	14,400	773,196
Valeo SA	24,246	1,799,063

		9,840,108

Germany — 7.7%
adidas AG	5,141	1,164,260
Brenntag AG	4,210	234,689
Continental AG	1,440	365,713
CTS Eventim AG & Co. KGaA	6,342	277,083
Deutsche Boerse AG	3,497	379,669
Fresenius SE & Co. KGaA	6,185	500,178
Infineon Technologies AG	46,716	1,177,816
Rational AG	432	297,357
SAP SE, ADR(a)	5,560	609,654
Siemens AG	3,543	499,948
Wirecard AG	8,554	783,620

		6,289,987

Hong Kong — 2.7%
AIA Group Ltd.	139,600	1,033,501
Sands China Ltd.	77,200	403,764
Techtronic Industries Co. Ltd.	148,395	794,371

		2,231,636

India — 2.6%
HDFC Bank Ltd., ADR	15,345	1,478,798
Maruti Suzuki India Ltd.	4,999	611,655

		2,090,453

Ireland — 1.8%
AerCap Holdings NV*	8,300	424,213
Kingspan Group PLC	12,118	516,075
Ryanair Holdings PLC, ADR*	4,768	502,643

		1,442,931

Israel — 0.9%
Check Point Software Technologies Ltd.*	6,108	696,434

Italy — 2.2%
Azimut Holding SpA	12,590	272,777
Brembo SpA	24,486	414,478
Brunello Cucinelli SpA	16,024	496,826
Brunello Cucinelli SpA, 144A	3,129	97,015
Ferrari NV	4,887	540,735

		1,821,831

Japan — 10.9%
Bridgestone Corp.	6,000	272,422
Daikin Industries Ltd.	8,700	881,071
FANUC Corp.	2,300	466,333
Hoya Corp.	11,300	611,091
Kansai Paint Co. Ltd.	17,700	445,878
Kao Corp.	5,300	312,029
Keyence Corp.	4,282	2,277,458
Kose Corp.	2,450	280,825
Mitsubishi UFJ Financial Group, Inc.	62,700	407,665
Nabtesco Corp.	5,300	197,196
Nippon Prologis REIT, Inc.	111	233,960
Nitori Holdings Co. Ltd.	2,800	400,433
Omron Corp.	3,000	152,977
ORIX Corp.	22,800	368,088

Park24 Co. Ltd.	3,700	90,105
Santen Pharmaceutical Co. Ltd.	20,500	323,448
Shionogi & Co. Ltd.	5,900	322,535
SMC Corp.	1,250	441,702
Tokyo Electron Ltd.	900	138,554
Toyota Motor Corp.	4,900	292,179

		8,915,949

Luxembourg — 0.2%
Tenaris SA	13,371	189,533

Netherlands — 3.7%
ASML Holding NV	9,447	1,614,272
Heineken NV	3,310	327,531
Koninklijke Philips NV	12,973	535,263
Royal Dutch Shell PLC (Class A Stock)	17,061	516,733

		2,993,799

South Africa — 0.3%
Bid Corp. Ltd.	10,990	246,528

Spain — 1.8%
Amadeus IT Group SA (Class A Stock)	5,526	359,402
Banco Bilbao Vizcaya Argentaria SA	19,711	176,223
Industria de Diseno Textil SA	23,949	902,878

		1,438,503

Sweden — 2.5%
Atlas Copco AB (Class A Stock)	29,814	1,264,780
Hexagon AB (Class B Stock)	7,615	377,765
Nordea Bank AB	30,830	418,586

		2,061,131

Switzerland — 8.3%
Cie Financiere Richemont SA	2,610	238,909
Ferguson PLC	7,613	499,482
Geberit AG	855	404,771
Givaudan SA	461	1,003,592
Julius Baer Group Ltd.*	5,455	323,700
Lonza Group AG*	2,131	559,951
Novartis AG	4,790	410,862
Partners Group Holding AG	1,217	826,219
Roche Holding AG	1,985	507,406
SGS SA	200	480,255
Sonova Holding AG	1,805	306,374
Straumann Holding AG	1,181	759,518
Temenos Group AG*	1,458	148,919
UBS Group AG*	18,110	309,807

		6,779,765

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	76,000	544,347

Thailand — 0.5%
CP ALL PCL	197,209	395,031

United Kingdom — 11.3%
Ashtead Group PLC	22,019	531,186
ASOS PLC*	2,092	167,100
Barclays PLC	112,319	291,241
Bunzl PLC	13,508	410,363

Compass Group PLC	67,101	1,423,716
DCC PLC	2,925	284,021
Experian PLC	22,118	444,276
Howden Joinery Group PLC	50,775	293,420
Lloyds Banking Group PLC	471,988	428,922
London Stock Exchange Group PLC	5,282	271,209
Micro Focus International PLC	7,220	231,095
Prudential PLC	17,030	407,536
RELX PLC	41,292	906,205
Spectris PLC	9,040	292,063
St. James’s Place PLC	78,366	1,204,468
Unilever NV, CVA	23,314	1,378,104
Worldpay Group PLC, 144A	41,332	225,595

		9,190,520

United States — 5.2%
Albemarle Corp.(a)	5,511	751,204
Aon PLC	3,960	578,556
Broadcom Ltd.	2,109	511,517
Core Laboratories NV(a)	1,000	98,700
Delphi Automotive PLC	2,300	226,320
JPMorgan Chase & Co.	4,733	452,049
Nielsen Holdings PLC	6,720	278,544
Samsonite International SA	76,100	327,290
Sensata Technologies Holding NV*	7,300	350,911
TE Connectivity Ltd.	3,278	272,271
Yum China Holdings, Inc.*	10,618	424,401

		4,271,763

Zambia — 0.2%
First Quantum Minerals Ltd.	14,148	158,857

TOTAL COMMON STOCKS (cost $56,103,451)		77,916,184

PREFERRED STOCKS — 1.3%
Germany
Henkel AG & Co. KGaA (PRFC)	3,492	475,756
Sartorius AG (PRFC)	6,199	593,173

TOTAL PREFERRED STOCKS (cost $865,579)		1,068,929

TOTAL LONG-TERM INVESTMENTS (cost $56,969,030)		78,985,113

SHORT-TERM INVESTMENTS — 9.2%
AFFILIATED MUTUAL FUNDS — 8.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	1,158,043	1,158,043
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $5,549,814; includes $5,544,473 of cash collateral for securities on loan)(b)(w)	5,549,260	5,549,814

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,707,857)		6,707,857

UNAFFILIATED FUND — 1.0%
BlackRock Liquidity Funds FedFund Portfolio (cost $834,820)	834,820	834,820

TOTAL SHORT-TERM INVESTMENTS (cost $7,542,677)		7,542,677

TOTAL INVESTMENTS — 106.2% (cost $64,511,707)		86,527,790
Liabilities in excess of other assets — (6.2)%		(5,087,844)

NET ASSETS — 100.0%		$81,439,946

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,498,802; cash collateral of $5,544,473 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$946,648	$—	$—
Australia	—	1,945,688	—
Austria	—	311,797	—
Belgium	—	655,554	—
Brazil	572,723	—	—
Canada	3,979,314	—	—
China	4,084,835	2,909,199	—
Denmark	—	502,375	—
Finland	—	408,945	—
France	—	9,840,108	—
Germany	609,654	5,680,333	—
Hong Kong	—	2,231,636	—
India	1,478,798	611,655	—
Ireland	926,856	516,075	—
Israel	696,434	—	—
Italy	—	1,821,831	—
Japan	—	8,915,949	—
Luxembourg	—	189,533	—
Netherlands	—	2,993,799	—
South Africa	—	246,528	—
Spain	—	1,438,503	—
Sweden	—	2,061,131	—
Switzerland	—	6,779,765	—
Taiwan	—	544,347	—

Thailand	395,031	—	—
United Kingdom	—	9,190,520	—
United States	3,944,473	327,290	—
Zambia	158,857	—	—
Preferred Stocks
Germany	—	1,068,929	—
Affiliated Mutual Funds	6,707,857	—	—
Unaffiliated Fund	834,820	—	—

Total	$25,336,300	$61,191,490	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Internet Software & Services	10.0%
Affiliated Mutual Funds (including 6.8% of collateral for securities on loan)	8.2
Banks	7.2
Textiles, Apparel & Luxury Goods	5.7
Capital Markets	5.6
Semiconductors & Semiconductor Equipment	4.9
Auto Components	4.2
Electronic Equipment, Instruments & Components	4.2
Chemicals	4.0
Machinery	3.6
Insurance	3.4
Hotels, Restaurants & Leisure	3.4
Health Care Equipment & Supplies	3.4
Personal Products	3.3
Software	3.2
Trading Companies & Distributors	3.0
Professional Services	2.6
Oil, Gas & Consumable Fuels	2.6
Pharmaceuticals	2.5
Building Products	2.3

Food & Staples Retailing	2.0%
Automobiles	1.9
IT Services	1.8
Specialty Retail	1.6
Unaffiliated Fund	1.0
Household Durables	1.0
Industrial Conglomerates	0.9
Beverages	0.9
Metals & Mining	0.9
Electrical Equipment	0.8
Road & Rail	0.8
Life Sciences Tools & Services	0.7
Commercial Services & Supplies	0.6
Airlines	0.6
Health Care Providers & Services	0.6
Biotechnology	0.6
Household Products	0.6
Diversified Financial Services	0.5
Energy Equipment & Services	0.3
Media	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Internet & Direct Marketing Retail	0.2

106.2
Liabilities in excess of other assets	(6.2)

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 0.6%
Rockwell Collins, Inc.	10,893	$1,423,824

Airlines — 0.6%
Spirit Airlines, Inc.*(a)	42,493	1,419,691

Auto Components — 1.5%
Delphi Automotive PLC	36,208	3,562,867

Banks — 1.5%
First Republic Bank	34,533	3,607,317

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	16,611	2,330,357
BioMarin Pharmaceutical, Inc.*	28,764	2,677,066
Bioverativ, Inc.*	16,541	943,995
Incyte Corp.*	15,750	1,838,655

		7,790,073

Building Products — 1.1%
Allegion PLC	30,295	2,619,609

Capital Markets — 4.2%
Affiliated Managers Group, Inc.	23,533	4,467,269
Intercontinental Exchange, Inc.	36,636	2,516,893
TD Ameritrade Holding Corp.	63,651	3,106,169

		10,090,331

Chemicals — 2.8%
Albemarle Corp.(a)	14,618	1,992,580
Axalta Coating Systems Ltd.*	66,968	1,936,715
FMC Corp.	32,276	2,882,569

		6,811,864

Commercial Services & Supplies — 1.4%
Stericycle, Inc.*	49,243	3,526,784

Communications Equipment — 1.5%
Palo Alto Networks, Inc.*	24,652	3,552,353

Construction & Engineering — 1.2%
Quanta Services, Inc.*	79,644	2,976,296

Construction Materials — 1.0%
Vulcan Materials Co.	20,390	2,438,644

Consumer Finance — 1.9%
SLM Corp.*	392,842	4,505,898

Containers & Packaging — 0.9%
Sealed Air Corp.	53,389	2,280,778

Electrical Equipment — 2.0%
AMETEK, Inc.	73,510	4,854,600

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp. (Class A Stock)	44,059	3,729,154
CDW Corp.	30,817	2,033,922
Flex Ltd.*	131,221	2,174,332

		7,937,408

Energy Equipment & Services — 0.6%
Patterson-UTI Energy, Inc.(a)	70,399	1,474,155

Equity Real Estate Investment Trusts (REITs) — 4.3%
Equinix, Inc.	7,202	3,214,253
SBA Communications Corp.*	49,300	7,101,665

		10,315,918

Food & Staples Retailing — 0.8%
US Foods Holding Corp.*	69,659	1,859,895

Food Products — 0.8%
Hain Celestial Group, Inc. (The)*	9,399	386,769
TreeHouse Foods, Inc.*(a)	21,587	1,462,087

		1,848,856

Health Care Equipment & Supplies — 4.4%
Align Technology, Inc.*	13,154	2,450,196
Cooper Cos., Inc. (The)	6,803	1,613,059
DexCom, Inc.*(a)	34,809	1,703,030
Edwards Lifesciences Corp.*	25,035	2,736,576
West Pharmaceutical Services, Inc.	22,033	2,120,897

		10,623,758

Health Care Providers & Services — 3.5%
Centene Corp.*	28,621	2,769,654
Henry Schein, Inc.*	20,345	1,668,086
Laboratory Corp. of America Holdings*	15,541	2,346,225
Universal Health Services, Inc. (Class B Stock)	15,486	1,718,017

		8,501,982

Hotels, Restaurants & Leisure — 4.6%
Aramark	77,972	3,166,443
Hilton Worldwide Holdings, Inc.	71,986	4,999,428
Norwegian Cruise Line Holdings Ltd.*	55,506	3,000,099

		11,165,970

Household Durables — 1.9%
Mohawk Industries, Inc.*	7,878	1,949,884
Newell Brands, Inc.	62,562	2,669,520

		4,619,404

Household Products — 1.6%
Church & Dwight Co., Inc.	52,366	2,537,133
Clorox Co. (The)	10,199	1,345,350

		3,882,483

Industrial Conglomerates — 2.7%
Carlisle Cos., Inc.	11,988	1,202,277
Roper Technologies, Inc.	21,546	5,244,296

		6,446,573

Internet & Direct Marketing Retail — 0.8%
Expedia, Inc.(a)	14,239	2,049,562

Internet Software & Services — 0.2%
CoStar Group, Inc.*	2,347	629,583

IT Services — 6.8%
DXC Technology Co.	17,148	1,472,670
Fidelity National Information Services, Inc.	33,134	3,094,384

FleetCor Technologies, Inc.*	17,046	2,638,210
Global Payments, Inc.	43,742	4,156,802
Vantiv, Inc. (Class A Stock)*(a)	73,890	5,207,028

		16,569,094

Life Sciences Tools & Services — 2.2%
Illumina, Inc.*	13,530	2,695,176
Quintiles IMS Holdings, Inc.*	27,791	2,642,090

		5,337,266

Machinery — 0.5%
Allison Transmission Holdings, Inc.(a)	33,222	1,246,822

Media — 1.8%
AMC Networks, Inc. (Class A Stock)*(a)	37,964	2,219,755
Cinemark Holdings, Inc.(a)	57,990	2,099,818

		4,319,573

Mortgage Real Estate Investment Trusts (REITs) — 1.8%
MFA Financial, Inc.	134,352	1,176,923
Starwood Property Trust, Inc.(a)	143,326	3,113,041

		4,289,964

Multiline Retail — 2.5%
Dollar Tree, Inc.*	70,566	6,126,540

Oil, Gas & Consumable Fuels — 1.8%
Noble Energy, Inc.	91,187	2,586,064
Targa Resources Corp.	35,511	1,679,670

		4,265,734

Pharmaceuticals — 1.6%
Zoetis, Inc.	60,767	3,874,504

Professional Services — 1.8%
IHS Markit Ltd.*	99,363	4,379,921

Real Estate Management & Development — 2.3%
CBRE Group, Inc. (Class A Stock)*	101,999	3,863,722
Howard Hughes Corp. (The)*	13,911	1,640,524

		5,504,246

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	24,321	2,701,577

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	60,212	5,188,468
Cavium, Inc.*(a)	19,145	1,262,422
Marvell Technology Group Ltd. (Bermuda)	96,448	1,726,419
Microchip Technology, Inc.(a)	29,472	2,645,996

		10,823,305

Software — 8.4%
Check Point Software Technologies Ltd. (Israel)*(a)	28,349	3,232,353
Electronic Arts, Inc.*	31,389	3,705,785
Intuit, Inc.	11,605	1,649,535
Red Hat, Inc.*	44,390	4,921,075
ServiceNow, Inc.*	35,230	4,140,582
Splunk, Inc.*(a)	39,904	2,650,823

		20,300,153

Specialty Retail — 4.0%
Advance Auto Parts, Inc.(a)	19,465	1,930,928
Burlington Stores, Inc.*	29,702	2,835,353
Ross Stores, Inc.	39,894	2,575,955
Ulta Beauty, Inc.*	9,911	2,240,481

		9,582,717

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	28,635	1,153,418

Trading Companies & Distributors — 0.9%
Fastenal Co.(a)	49,055	2,235,927

TOTAL LONG-TERM INVESTMENTS (cost $165,380,072)		235,527,237

SHORT-TERM INVESTMENTS — 17.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Fund(w)	6,173,963	6,173,963
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $36,500,039; includes $36,474,768 of cash collateral for securities on loan)(b)(w)	36,497,633	36,501,282

TOTAL SHORT-TERM INVESTMENTS (cost $42,674,002)		42,675,245

TOTAL INVESTMENTS — 115.0% (cost $208,054,074)		278,202,482
Liabilities in excess of other assets — (15.0)%		(36,233,938)

NET ASSETS — 100.0%		$241,968,544

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,278,950; cash collateral of $36,474,768 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,423,824	$—	$—
Airlines	1,419,691	—	—

Auto Components	3,562,867	—	—
Banks	3,607,317	—	—
Biotechnology	7,790,073	—	—
Building Products	2,619,609	—	—
Capital Markets	10,090,331	—	—
Chemicals	6,811,864	—	—
Commercial Services & Supplies	3,526,784	—	—
Communications Equipment	3,552,353	—	—
Construction & Engineering	2,976,296	—	—
Construction Materials	2,438,644	—	—
Consumer Finance	4,505,898	—	—
Containers & Packaging	2,280,778	—	—
Electrical Equipment	4,854,600	—	—
Electronic Equipment, Instruments & Components	7,937,408	—	—
Energy Equipment & Services	1,474,155	—	—
Equity Real Estate Investment Trusts (REITs)	10,315,918	—	—
Food & Staples Retailing	1,859,895	—	—
Food Products	1,848,856	—	—
Health Care Equipment & Supplies	10,623,758	—	—
Health Care Providers & Services	8,501,982	—	—
Hotels, Restaurants & Leisure	11,165,970	—	—
Household Durables	4,619,404	—	—
Household Products	3,882,483	—	—
Industrial Conglomerates	6,446,573	—	—
Internet & Direct Marketing Retail	2,049,562	—	—
Internet Software & Services	629,583	—	—
IT Services	16,569,094	—	—
Life Sciences Tools & Services	5,337,266	—	—
Machinery	1,246,822	—	—
Media	4,319,573	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,289,964	—	—
Multiline Retail	6,126,540	—	—
Oil, Gas & Consumable Fuels	4,265,734	—	—
Pharmaceuticals	3,874,504	—	—
Professional Services	4,379,921	—	—
Real Estate Management & Development	5,504,246	—	—
Road & Rail	2,701,577	—	—
Semiconductors & Semiconductor Equipment	10,823,305	—	—
Software	20,300,153	—	—
Specialty Retail	9,582,717	—	—
Textiles, Apparel & Luxury Goods	1,153,418	—	—
Trading Companies & Distributors	2,235,927	—	—
Affiliated Mutual Funds	42,675,245	—	—

Total	$278,202,482	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SP Small Cap Value Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 96.9%
Aerospace & Defense — 2.6%
Curtiss-Wright Corp.	6,015	$628,808
Esterline Technologies Corp.*	13,012	1,173,032
KLX, Inc.*	27,030	1,430,698
Mercury Systems, Inc.*	18,365	952,776
Moog, Inc. (Class A Stock)*	14,233	1,187,459

		5,372,773

Air Freight & Logistics — 1.1%
Forward Air Corp.	8,600	492,178
XPO Logistics, Inc.*(a)	27,466	1,861,645

		2,353,823

Airlines — 0.6%
SkyWest, Inc.	26,611	1,168,223

Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.*	29,087	511,349
Dana, Inc.	47,868	1,338,389
Standard Motor Products, Inc.	5,878	283,614

		2,133,352

Automobiles — 0.3%
Winnebago Industries, Inc.(a)	11,877	531,496

Banks — 19.2%
Ameris Bancorp	19,193	921,264
BancorpSouth, Inc.	30,145	966,147
Banner Corp.	30,155	1,847,898
Boston Private Financial Holdings, Inc.	49,287	815,700
Brookline Bancorp, Inc.	41,167	638,088
Bryn Mawr Bank Corp.	6,930	303,534
CenterState Bank Corp.	47,321	1,268,203
CoBiz Financial, Inc.	35,170	690,739
Columbia Banking System, Inc.	40,083	1,687,895
Community Bank System, Inc.(a)	19,981	1,103,950
ConnectOne Bancorp, Inc.	27,640	679,944
CU Bancorp*	8,007	310,471
CVB Financial Corp.	67,464	1,630,605
First Financial Bankshares, Inc.(a)	27,449	1,240,695
First Merchants Corp.	29,804	1,279,486
First Midwest Bancorp, Inc.	41,542	972,914
First of Long Island Corp. (The)	14,277	434,735
Flushing Financial Corp.	22,736	675,714
Glacier Bancorp, Inc.(a)	35,965	1,358,038
Great Western Bancorp, Inc.	37,235	1,537,061
Guaranty Bancorp	16,426	456,643
Heritage Financial Corp.	19,020	561,090
Home BancShares, Inc.	33,725	850,544
Independent Bank Corp.(a)	16,726	1,248,596
Independent Bank Group, Inc.(a)	13,997	844,019
Lakeland Financial Corp.	17,369	846,218
LegacyTexas Financial Group, Inc.	42,052	1,678,716
MB Financial, Inc.	37,558	1,690,861
National Commerce Corp.*	7,316	313,125

Pinnacle Financial Partners, Inc.	31,407	2,102,699
Prosperity Bancshares, Inc.	12,980	853,175
Renasant Corp.	32,990	1,415,271
Sandy Spring Bancorp, Inc.	12,672	525,128
South State Corp.	17,653	1,589,653
State Bank Financial Corp.	21,089	604,200
Texas Capital Bancshares, Inc.*	18,967	1,627,369
Towne Bank(a)	9,498	318,183
TriCo Bancshares	13,046	531,624
Webster Financial Corp.	34,308	1,802,885

		40,223,080

Building Products — 0.8%
American Woodmark Corp.*	4,072	391,930
Gibraltar Industries, Inc.*	24,105	750,871
Patrick Industries, Inc.*	7,550	634,955

		1,777,756

Capital Markets — 1.3%
Golub Capital BDC, Inc.	12,322	231,900
OM Asset Management PLC	47,179	703,911
Stifel Financial Corp.	26,045	1,392,366
Virtu Financial, Inc. (Class A Stock)(a)	18,227	295,277

		2,623,454

Chemicals — 2.4%
Minerals Technologies, Inc.	16,637	1,175,404
Olin Corp.	21,101	722,709
Quaker Chemical Corp.	4,364	645,654
Trinseo SA	14,330	961,543
Tronox Ltd. (Class A Stock)	71,585	1,510,444

		5,015,754

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	29,921	1,248,005
Advanced Disposal Services, Inc.*	20,721	521,962
Mobile Mini, Inc.	26,337	907,310
US Ecology, Inc.	10,303	554,301

		3,231,578

Communications Equipment — 1.6%
Extreme Networks, Inc.*	30,400	361,456
Finisar Corp.*	24,456	542,189
NetScout Systems, Inc.*	39,753	1,286,010
Viavi Solutions, Inc.*	117,018	1,106,990

		3,296,645

Construction & Engineering — 0.9%
EMCOR Group, Inc.	15,957	1,107,097
Granite Construction, Inc.(a)	12,441	720,956

		1,828,053

Construction Materials — 0.9%
Eagle Materials, Inc.	11,442	1,220,862
Summit Materials, Inc. (Class A Stock)*	23,744	760,520

		1,981,382

Containers & Packaging — 0.5%
Berry Global Group, Inc.*	18,325	1,038,111

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.	5,865	210,260

Electric Utilities — 2.4%
IDACORP, Inc.	16,254	1,429,214
PNM Resources, Inc.	39,893	1,607,688
Portland General Electric Co.	45,784	2,089,582

		5,126,484

Electrical Equipment — 0.1%
Thermon Group Holdings, Inc.*	9,589	172,506

Electronic Equipment, Instruments & Components — 3.1%
Anixter International, Inc.*	15,502	1,317,670
CTS Corp.	29,271	705,431
II-VI, Inc.*	20,344	837,155
OSI Systems, Inc.*	9,399	858,787
SYNNEX Corp.	12,153	1,537,476
Tech Data Corp.*	12,706	1,128,928

		6,385,447

Energy Equipment & Services — 0.6%
C&J Energy Services, Inc.*	28,199	845,124
NCS Multistage Holdings, Inc.*	16,781	404,087

		1,249,211

Equity Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust	66,408	1,900,597
Chesapeake Lodging Trust	70,411	1,898,985
Columbia Property Trust, Inc.	72,722	1,583,158
CyrusOne, Inc.	28,905	1,703,372
Hudson Pacific Properties, Inc.	25,735	862,894
Life Storage, Inc.	21,875	1,789,594
National Health Investors, Inc.	19,495	1,506,768
Pebblebrook Hotel Trust(a)	72,471	2,619,102
PS Business Parks, Inc.	6,593	880,165
RLJ Lodging Trust(a)	36,568	804,496
Terreno Realty Corp.	9,904	358,327

		15,907,458

Food & Staples Retailing — 0.3%
SpartanNash Co.	5,610	147,936
United Natural Foods, Inc.*(a)	10,491	436,320

		584,256

Food Products — 1.6%
Hain Celestial Group, Inc. (The)*	14,576	599,802
Simply Good Foods Co. (The)*	96,999	1,135,858
Snyder’s-Lance, Inc.(a)	39,862	1,520,337

		3,255,997

Gas Utilities — 1.7%
Chesapeake Utilities Corp.	6,854	536,325
New Jersey Resources Corp.	34,787	1,466,272
South Jersey Industries, Inc.	43,286	1,494,666

		3,497,263

Health Care Equipment & Supplies — 2.3%
CONMED Corp.	19,546	1,025,579
Halyard Health, Inc.*	26,266	1,182,758
ICU Medical, Inc.*	3,629	674,450
Integra LifeSciences Holdings Corp.*	18,715	944,733
Quidel Corp.*	13,625	597,592
Wright Medical Group NV*	17,150	443,670

		4,868,782

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*(a)	19,905	950,663
Almost Family, Inc.*	10,889	584,739
American Renal Associates Holdings, Inc.*	12,859	192,499
AMN Healthcare Services, Inc.*(a)	15,945	728,687
Kindred Healthcare, Inc.	46,956	319,301

		2,775,889

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	80,715	1,148,575
HMS Holdings Corp.*	33,435	664,019

		1,812,594

Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.	34,971	910,995
Del Taco Restaurants, Inc.*	26,130	400,834
Extended Stay America, Inc.	44,947	898,940
Hilton Grand Vacations, Inc.*	49,234	1,901,909
Marriott Vacations Worldwide Corp.(a)	7,391	920,401
Red Rock Resorts, Inc. (Class A Stock)(a)	16,617	384,850
Vail Resorts, Inc.	2,707	617,521
Wingstop, Inc.(a)	9,839	327,147

		6,362,597

Household Durables — 1.0%
Meritage Homes Corp.*	7,656	339,926
Taylor Morrison Home Corp. (Class A Stock)*	13,497	297,609
TopBuild Corp.*	18,201	1,186,159
William Lyon Homes (Class A Stock)*	13,123	301,698

		2,125,392

Household Products — 0.1%
Spectrum Brands Holdings, Inc.	2,364	250,395

Insurance — 4.2%
AMERISAFE, Inc.	10,352	602,486
CNO Financial Group, Inc.	75,713	1,767,141
Enstar Group Ltd. (Bermuda)*	3,696	821,806
James River Group Holdings Ltd.	16,298	676,041
Kinsale Capital Group, Inc.	17,509	755,864
Maiden Holdings Ltd.	8,542	67,909
National General Holdings Corp.	10,333	197,464
Primerica, Inc.	12,076	984,798
ProAssurance Corp.	16,071	878,280
RLI Corp.(a)	14,982	859,367
Selective Insurance Group, Inc.	23,340	1,256,859

		8,868,015

Internet Software & Services — 0.5%
Cornerstone OnDemand, Inc.*	27,785	1,128,349

IT Services — 0.3%
Convergys Corp.(a)	20,968	542,862

Machinery — 4.5%
CIRCOR International, Inc.	14,922	812,204
Federal Signal Corp.	49,160	1,046,125

ITT, Inc.	24,508	1,084,969
Kennametal, Inc.	19,621	791,511
RBC Bearings, Inc.*	4,415	552,537
Rexnord Corp.*	49,860	1,266,943
Standex International Corp.	4,229	449,120
Tennant Co.	7,481	495,242
Terex Corp.	21,225	955,549
TriMas Corp.*	40,772	1,100,844
Watts Water Technologies, Inc. (Class A Stock)	12,793	885,276

		9,440,320

Media — 1.5%
Live Nation Entertainment, Inc.*	33,740	1,469,377
Nexstar Media Group, Inc. (Class A Stock)(a)	16,968	1,057,106
WideOpenWest, Inc.*(a)	40,962	617,707

		3,144,190

Metals & Mining — 1.6%
AK Steel Holding Corp.*(a)	22,190	124,042
Allegheny Technologies, Inc.*(a)	22,264	532,110
Century Aluminum Co.*	16,388	271,713
Cleveland-Cliffs, Inc.*(a)	21,618	154,569
Commercial Metals Co.	50,739	965,563
Kaiser Aluminum Corp.	5,508	568,095
Royal Gold, Inc.	3,712	319,380
Ryerson Holding Corp.*	28,927	313,858

		3,249,330

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	42,990	1,333,550
Granite Point Mortgage Trust, Inc.	53,478	1,001,643
PennyMac Mortgage Investment Trust	57,738	1,004,064
Two Harbors Investment Corp.	60,128	606,090

		3,945,347

Multi-Utilities — 1.3%
Black Hills Corp.(a)	38,355	2,641,509

Oil, Gas & Consumable Fuels — 5.1%
Callon Petroleum Co.*(a)	161,636	1,816,789
CONSOL Energy, Inc.*	42,944	727,471
Golar LNG Ltd. (Bermuda)(a)	62,179	1,405,867
Jagged Peak Energy, Inc.*(a)	43,924	600,002
PDC Energy, Inc.*	22,677	1,111,853
Rice Energy, Inc.*	39,495	1,142,985
RSP Permian, Inc.*	54,681	1,891,416
SRC Energy, Inc.*(a)	77,501	749,435
WPX Energy, Inc.*	110,847	1,274,741

		10,720,559

Paper & Forest Products — 0.3%
KapStone Paper and Packaging Corp.	21,843	469,406
Mercer International, Inc. (Canada)	11,574	137,152

		606,558

Pharmaceuticals — 0.3%
Impax Laboratories, Inc.*	24,000	487,200
Prestige Brands Holdings, Inc.*	3,804	190,542

		677,742

Professional Services — 0.5%
On Assignment, Inc.*	20,405	1,095,340

Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	57,995	1,075,807

Road & Rail — 1.8%
ArcBest Corp.	8,668	289,945
Hertz Global Holdings, Inc.*(a)	8,307	185,745
Knight-Swift Transportation Holdings, Inc.*	40,057	1,664,368
Marten Transport Ltd.	27,498	565,084
Saia, Inc.*	16,133	1,010,732

		3,715,874

Semiconductors & Semiconductor Equipment — 2.0%
Cree, Inc.*(a)	34,523	973,203
Cypress Semiconductor Corp.(a)	59,344	891,347
Entegris, Inc.*	47,121	1,359,441
Semtech Corp.*	25,505	957,713

		4,181,704

Software — 1.7%
Bottomline Technologies (de), Inc.*	22,188	706,244
CommVault Systems, Inc.*	17,472	1,062,298
Verint Systems, Inc.*	42,534	1,780,048

		3,548,590

Specialty Retail — 2.5%
Aaron’s, Inc.	7,209	314,529
Abercrombie & Fitch Co. (Class A Stock)	14,022	202,478
American Eagle Outfitters, Inc.(a)	55,413	792,406
Boot Barn Holdings, Inc.*(a)	9,634	85,743
Burlington Stores, Inc.*	13,373	1,276,586
Children’s Place, Inc. (The)(a)	6,506	768,684
Lithia Motors, Inc. (Class A Stock)(a)	9,145	1,100,235
Office Depot, Inc.	116,030	526,776
Party City Holdco, Inc.*(a)	17,342	234,984

		5,302,421

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	5,237	322,494
Wolverine World Wide, Inc.	24,980	720,673

		1,043,167

Thrifts & Mortgage Finance — 2.5%
MGIC Investment Corp.*	140,058	1,754,927
OceanFirst Financial Corp.	26,946	740,746
Provident Financial Services, Inc.	31,941	851,866
Washington Federal, Inc.	36,027	1,212,309
WSFS Financial Corp.	15,430	752,212

		5,312,060

Trading Companies & Distributors — 2.6%
Beacon Roofing Supply, Inc.*	40,957	2,099,046
Foundation Building Materials, Inc.*(a)	38,759	548,052
Herc Holdings, Inc.*	17,132	841,695
Kaman Corp.	12,647	705,450
Univar, Inc.*	42,942	1,242,312

		5,436,555

TOTAL COMMON STOCKS (cost $149,862,786)		202,836,310

EXCHANGE TRADED FUND — 1.8%
iShares Russell 2000 Value ETF (cost $3,578,417)	29,824	3,701,755

TOTAL LONG-TERM INVESTMENTS (cost $153,441,203)		206,538,065

SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	2,783,881	2,783,881
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $30,766,709; includes $30,733,255 of cash collateral for securities on loan)(b)(w)	30,766,194	30,769,270

TOTAL SHORT-TERM INVESTMENTS (cost $33,550,590)		33,553,151

TOTAL INVESTMENTS — 114.7% (cost $186,991,793)		240,091,216
Liabilities in excess of other assets — (14.7)%		(30,806,879)

NET ASSETS — 100.0%		$209,284,337

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,109,913; cash collateral of $30,733,255 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,372,773	$—	$—
Air Freight & Logistics	2,353,823	—	—
Airlines	1,168,223	—	—
Auto Components	2,133,352	—	—
Automobiles	531,496	—	—
Banks	40,223,080	—	—
Building Products	1,777,756	—	—

Capital Markets	2,623,454	—	—
Chemicals	5,015,754	—	—
Commercial Services & Supplies	3,231,578	—	—
Communications Equipment	3,296,645	—	—
Construction & Engineering	1,828,053	—	—
Construction Materials	1,981,382	—	—
Containers & Packaging	1,038,111	—	—
Diversified Consumer Services	210,260	—	—
Electric Utilities	5,126,484	—	—
Electrical Equipment	172,506	—	—
Electronic Equipment, Instruments & Components	6,385,447	—	—
Energy Equipment & Services	1,249,211	—	—
Equity Real Estate Investment Trusts (REITs)	15,907,458	—	—
Food & Staples Retailing	584,256	—	—
Food Products	3,255,997	—	—
Gas Utilities	3,497,263	—	—
Health Care Equipment & Supplies	4,868,782	—	—
Health Care Providers & Services	2,775,889	—	—
Health Care Technology	1,812,594	—	—
Hotels, Restaurants & Leisure	6,362,597	—	—
Household Durables	2,125,392	—	—
Household Products	250,395	—	—
Insurance	8,868,015	—	—
Internet Software & Services	1,128,349	—	—
IT Services	542,862	—	—
Machinery	9,440,320	—	—
Media	3,144,190	—	—
Metals & Mining	3,249,330	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,945,347	—	—
Multi-Utilities	2,641,509	—	—
Oil, Gas & Consumable Fuels	10,720,559	—	—
Paper & Forest Products	606,558	—	—
Pharmaceuticals	677,742	—	—
Professional Services	1,095,340	—	—
Real Estate Management & Development	1,075,807	—	—
Road & Rail	3,715,874	—	—
Semiconductors & Semiconductor Equipment	4,181,704	—	—
Software	3,548,590	—	—
Specialty Retail	5,302,421	—	—
Textiles, Apparel & Luxury Goods	1,043,167	—	—
Thrifts & Mortgage Finance	5,312,060	—	—
Trading Companies & Distributors	5,436,555	—	—
Exchange Traded Fund	3,701,755	—	—
Affiliated Mutual Funds	33,553,151	—	—

Total	$240,091,216	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Stock Index Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 98.1%
Aerospace & Defense — 2.5%
Arconic, Inc.	73,692	$1,833,457
Boeing Co. (The)	94,466	24,014,202
General Dynamics Corp.	47,600	9,785,608
L3 Technologies, Inc.	13,300	2,506,119
Lockheed Martin Corp.	42,398	13,155,675
Northrop Grumman Corp.	29,756	8,561,396
Raytheon Co.	49,318	9,201,753
Rockwell Collins, Inc.	26,600	3,476,886
Textron, Inc.	45,950	2,475,786
TransDigm Group, Inc.(a)	8,400	2,147,460
United Technologies Corp.	126,600	14,695,728

		91,854,070

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	24,100	1,834,010
Expeditors International of Washington, Inc.	31,200	1,867,632
FedEx Corp.	41,740	9,415,709
United Parcel Service, Inc. (Class B Stock)	116,600	14,002,494

		27,119,845

Airlines — 0.5%
Alaska Air Group, Inc.	21,200	1,616,924
American Airlines Group, Inc.(a)	75,300	3,575,997
Delta Air Lines, Inc.	113,700	5,482,614
Southwest Airlines Co.	94,137	5,269,789
United Continental Holdings, Inc.*	44,800	2,727,424

		18,672,748

Auto Components — 0.2%
BorgWarner, Inc.	34,400	1,762,312
Delphi Automotive PLC	46,000	4,526,400
Goodyear Tire & Rubber Co. (The)(a)	41,900	1,393,175

		7,681,887

Automobiles — 0.5%
Ford Motor Co.	662,559	7,930,831
General Motors Co.	226,800	9,158,184
Harley-Davidson, Inc.(a)	29,900	1,441,479

		18,530,494

Banks — 6.4%
Bank of America Corp.	1,664,082	42,167,838
BB&T Corp.	137,900	6,473,026
Citigroup, Inc.	463,722	33,731,138
Citizens Financial Group, Inc.	87,200	3,302,264
Comerica, Inc.	29,950	2,283,987
Fifth Third Bancorp	128,249	3,588,407
Huntington Bancshares, Inc.	183,075	2,555,727
JPMorgan Chase & Co.	596,195	56,942,584
KeyCorp	182,400	3,432,768
M&T Bank Corp.	26,400	4,251,456
People’s United Financial, Inc.(a)	54,800	994,072
PNC Financial Services Group, Inc. (The)	81,993	11,050,197
Regions Financial Corp.	204,112	3,108,626
SunTrust Banks, Inc.	82,800	4,948,956
U.S. Bancorp	269,381	14,436,128
Wells Fargo & Co.	757,336	41,767,080

Zions Bancorporation	35,000	1,651,300

		236,685,554

Beverages — 2.0%
Brown-Forman Corp. (Class B Stock)(a)	30,000	1,629,000
Coca-Cola Co. (The)	650,950	29,299,259
Constellation Brands, Inc. (Class A Stock)	29,100	5,803,995
Dr. Pepper Snapple Group, Inc.	31,400	2,777,958
Molson Coors Brewing Co. (Class B Stock)	31,500	2,571,660
Monster Beverage Corp.*	68,900	3,806,725
PepsiCo, Inc.	242,364	27,006,621

		72,895,218

Biotechnology — 3.1%
AbbVie, Inc.	270,200	24,009,972
Alexion Pharmaceuticals, Inc.*	38,300	5,373,107
Amgen, Inc.	124,594	23,230,551
Biogen, Inc.*	36,275	11,358,428
Celgene Corp.*	132,600	19,335,732
Gilead Sciences, Inc.	222,100	17,994,542
Incyte Corp.*	28,800	3,362,112
Regeneron Pharmaceuticals, Inc.*	12,930	5,781,262
Vertex Pharmaceuticals, Inc.*	42,500	6,461,700

		116,907,406

Building Products — 0.4%
A.O. Smith Corp.	22,400	1,331,232
Allegion PLC	16,533	1,429,609
Fortune Brands Home & Security, Inc.	26,100	1,754,703
Johnson Controls International PLC	159,615	6,430,888
Masco Corp.	55,000	2,145,550

		13,091,982

Capital Markets — 3.0%
Affiliated Managers Group, Inc.	9,700	1,841,351
Ameriprise Financial, Inc.	26,250	3,898,388
Bank of New York Mellon Corp. (The)	176,389	9,352,145
BlackRock, Inc.	20,650	9,232,408
CBOE Holdings, Inc.	16,400	1,765,132
Charles Schwab Corp. (The)	203,500	8,901,090
CME Group, Inc.	57,800	7,842,304
E*TRADE Financial Corp.*	47,310	2,063,189
Franklin Resources, Inc.	59,100	2,630,541
Goldman Sachs Group, Inc. (The)	60,900	14,444,871
Intercontinental Exchange, Inc.	100,490	6,903,663
Invesco Ltd.	69,900	2,449,296
Moody’s Corp.	28,520	3,970,269
Morgan Stanley	241,810	11,647,988
Nasdaq, Inc.	19,600	1,520,372
Northern Trust Corp.	36,300	3,337,059
Raymond James Financial, Inc.	21,900	1,846,827
S&P Global, Inc.	44,100	6,893,271
State Street Corp.	60,375	5,768,227
T. Rowe Price Group, Inc.(a)	41,200	3,734,780

		110,043,171

Chemicals — 2.2%
Air Products & Chemicals, Inc.	37,100	5,610,262
Albemarle Corp.(a)	18,700	2,548,997
CF Industries Holdings, Inc.(a)	39,800	1,399,368

DowDuPont, Inc.	389,068	26,935,178
Eastman Chemical Co.	25,100	2,271,299
Ecolab, Inc.	44,400	5,710,284
FMC Corp.	23,150	2,067,526
International Flavors & Fragrances, Inc.	13,700	1,957,867
LyondellBasell Industries NV (Class A Stock)	56,000	5,546,800
Monsanto Co.	74,296	8,902,147
Mosaic Co. (The)	59,100	1,275,969
PPG Industries, Inc.	43,800	4,759,308
Praxair, Inc.	48,600	6,791,364
Sherwin-Williams Co. (The)	13,700	4,905,148

		80,681,517

Commercial Services & Supplies — 0.3%
Cintas Corp.	14,800	2,135,344
Republic Services, Inc.	39,235	2,591,864
Stericycle, Inc.*	14,500	1,038,490
Waste Management, Inc.	69,230	5,418,632

		11,184,330

Communications Equipment — 1.0%
Cisco Systems, Inc.	846,675	28,473,680
F5 Networks, Inc.*	11,300	1,362,328
Harris Corp.	21,100	2,778,448
Juniper Networks, Inc.	66,000	1,836,780
Motorola Solutions, Inc.(a)	28,027	2,378,652

		36,829,888

Construction & Engineering — 0.1%
Fluor Corp.	23,700	997,770
Jacobs Engineering Group, Inc.	20,900	1,217,843
Quanta Services, Inc.*	26,200	979,094

		3,194,707

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	2,227,284
Vulcan Materials Co.	22,700	2,714,920

		4,942,204

Consumer Finance — 0.7%
American Express Co.	124,100	11,226,086
Capital One Financial Corp.	81,869	6,931,030
Discover Financial Services	65,105	4,197,970
Navient Corp.	52,300	785,546
Synchrony Financial	130,830	4,062,271

		27,202,903

Containers & Packaging — 0.4%
Avery Dennison Corp.	15,400	1,514,436
Ball Corp.	59,100	2,440,830
International Paper Co.	70,167	3,986,889
Packaging Corp. of America	15,000	1,720,200
Sealed Air Corp.	33,420	1,427,702
WestRock Co.	42,761	2,425,832

		13,515,889

Distributors — 0.1%
Genuine Parts Co.	25,325	2,422,336

LKQ Corp.*	51,900	1,867,881

		4,290,217

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	35,900	950,632

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	324,400	59,469,008
Leucadia National Corp.	54,500	1,376,125

		60,845,133

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	1,042,935	40,851,764
CenturyLink, Inc.(a)	93,185	1,761,196
Level 3 Communications, Inc.*	50,200	2,675,158
Verizon Communications, Inc.	691,338	34,214,318

		79,502,436

Electric Utilities — 1.9%
Alliant Energy Corp.	38,400	1,596,288
American Electric Power Co., Inc.	83,540	5,867,850
Duke Energy Corp.	118,048	9,906,588
Edison International	55,400	4,275,218
Entergy Corp.	30,900	2,359,524
Eversource Energy	54,100	3,269,804
Exelon Corp.	157,573	5,935,775
FirstEnergy Corp.	75,280	2,320,882
NextEra Energy, Inc.	79,575	11,661,716
PG&E Corp.	86,200	5,869,358
Pinnacle West Capital Corp.	19,000	1,606,640
PPL Corp.	116,100	4,405,995
Southern Co. (The)	167,500	8,230,950
Xcel Energy, Inc.	86,295	4,083,480

		71,390,068

Electrical Equipment — 0.6%
Acuity Brands, Inc.(a)	7,500	1,284,600
AMETEK, Inc.	39,500	2,608,580
Eaton Corp. PLC	75,861	5,825,366
Emerson Electric Co.	109,200	6,862,128
Rockwell Automation, Inc.	21,900	3,902,799

		20,483,473

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	52,300	4,426,672
Corning, Inc.	156,400	4,679,488
FLIR Systems, Inc.	23,000	894,930
TE Connectivity Ltd.	60,600	5,033,436

		15,034,526

Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	72,248	2,645,722
Halliburton Co.	147,300	6,780,219
Helmerich & Payne, Inc.(a)	18,900	984,879
National Oilwell Varco, Inc.(a)	64,400	2,301,012
Schlumberger Ltd.	235,298	16,414,388
TechnipFMC PLC (United Kingdom)*	79,400	2,216,848

		31,343,068

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.(a)	14,400	1,713,168
American Tower Corp.	72,000	9,840,960
Apartment Investment & Management Co. (Class A Stock)	27,374	1,200,624
AvalonBay Communities, Inc.	23,318	4,160,398
Boston Properties, Inc.(a)	26,200	3,219,456
Crown Castle International Corp.	67,200	6,718,656
Digital Realty Trust, Inc.(a)	31,600	3,739,228
Duke Realty Corp.	54,400	1,567,808
Equinix, Inc.	13,055	5,826,446
Equity Residential(a)	62,500	4,120,625
Essex Property Trust, Inc.(a)	11,200	2,845,136
Extra Space Storage, Inc.(a)	21,400	1,710,288
Federal Realty Investment Trust	12,400	1,540,204
GGP, Inc.(a)	99,700	2,070,769
HCP, Inc.	79,600	2,215,268
Host Hotels & Resorts, Inc.(a)	124,626	2,304,335
Iron Mountain, Inc.(a)	41,430	1,611,627
Kimco Realty Corp.(a)	71,800	1,403,690
Macerich Co. (The)(a)	20,800	1,143,376
Mid-America Apartment Communities, Inc.	19,500	2,084,160
Prologis, Inc.	90,228	5,725,869
Public Storage(a)	25,350	5,424,646
Realty Income Corp.(a)	44,900	2,567,831
Regency Centers Corp.	24,400	1,513,776
SBA Communications Corp.*	18,200	2,621,710
Simon Property Group, Inc.	53,161	8,559,453
SL Green Realty Corp.(a)	17,100	1,732,572
UDR, Inc.	45,100	1,715,153
Ventas, Inc.	60,704	3,953,651
Vornado Realty Trust	29,457	2,264,654
Welltower, Inc.	62,000	4,357,360
Weyerhaeuser Co.	127,830	4,350,055

		105,822,952

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	74,422	12,226,791
CVS Health Corp.	172,438	14,022,658
Kroger Co. (The)	156,600	3,141,396
Sysco Corp.	84,000	4,531,800
Wal-Mart Stores, Inc.	249,500	19,495,930
Walgreens Boots Alliance, Inc.	150,600	11,629,332

		65,047,907

Food Products — 1.2%
Archer-Daniels-Midland Co.	97,238	4,133,588
Campbell Soup Co.(a)	33,200	1,554,424
Conagra Brands, Inc.	68,500	2,311,190
General Mills, Inc.(a)	97,600	5,051,776
Hershey Co. (The)	23,900	2,609,163
Hormel Foods Corp.(a)	46,300	1,488,082
J.M. Smucker Co. (The)	19,900	2,088,107
Kellogg Co.(a)	43,000	2,681,910
Kraft Heinz Co. (The)	100,937	7,827,664
McCormick & Co., Inc. (Non-Voting Shares)(a)	19,500	2,001,480
Mondelez International, Inc. (Class A Stock)	256,911	10,446,001
Tyson Foods, Inc. (Class A Stock)	49,600	3,494,320

		45,687,705

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	293,825	15,678,502

Baxter International, Inc.	83,200	5,220,800
Becton, Dickinson & Co.(a)	37,754	7,397,896
Boston Scientific Corp.*	231,899	6,764,494
C.R. Bard, Inc.	12,400	3,974,200
Cooper Cos., Inc. (The)	8,530	2,022,548
Danaher Corp.	104,000	8,921,120
DENTSPLY SIRONA, Inc.	39,300	2,350,533
Edwards Lifesciences Corp.*	35,850	3,918,763
Hologic, Inc.*	47,400	1,739,106
IDEXX Laboratories, Inc.*	15,200	2,363,448
Intuitive Surgical, Inc.*	6,290	6,578,585
Medtronic PLC	231,228	17,982,602
ResMed, Inc.(a)	21,700	1,670,032
Stryker Corp.	52,600	7,470,252
Varian Medical Systems, Inc.*	16,100	1,610,966
Zimmer Biomet Holdings, Inc.	34,386	4,026,257

		99,690,104

Health Care Equipment & Supplies — 0.1%
Align Technology, Inc.*	12,000	2,235,240

Health Care Providers & Services — 2.7%
Aetna, Inc.	56,457	8,977,228
AmerisourceBergen Corp.	28,500	2,358,375
Anthem, Inc.	45,200	8,582,576
Cardinal Health, Inc.	53,775	3,598,623
Centene Corp.*	29,400	2,845,038
Cigna Corp.	43,500	8,131,890
DaVita, Inc.*	27,000	1,603,530
Envision Healthcare Corp.*	20,200	907,990
Express Scripts Holding Co.*	101,626	6,434,958
HCA Healthcare, Inc.*	48,400	3,852,156
Henry Schein, Inc.*	27,000	2,213,730
Humana, Inc.	24,720	6,022,534
Laboratory Corp. of America Holdings*	17,400	2,626,878
McKesson Corp.	36,007	5,531,035
Patterson Cos., Inc.(a)	14,200	548,830
Quest Diagnostics, Inc.	23,300	2,181,812
UnitedHealth Group, Inc.	163,300	31,982,305
Universal Health Services, Inc. (Class B Stock)	15,100	1,675,194

		100,074,682

Health Care Technology — 0.1%
Cerner Corp.*	50,400	3,594,528

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	71,100	4,590,927
Chipotle Mexican Grill, Inc.*(a)	4,920	1,514,524
Darden Restaurants, Inc.(a)	21,550	1,697,709
Hilton Worldwide Holdings, Inc.	32,100	2,229,345
Marriott International, Inc. (Class A Stock)	52,823	5,824,264
McDonald’s Corp.	138,180	21,650,042
MGM Resorts International	76,900	2,506,171
Royal Caribbean Cruises Ltd.	28,800	3,413,952
Starbucks Corp.	245,000	13,158,950
Wyndham Worldwide Corp.	18,063	1,904,021
Wynn Resorts Ltd.	13,600	2,025,312
Yum! Brands, Inc.	56,200	4,136,882

		64,652,099

Household Durables — 0.4%
D.R. Horton, Inc.	58,300	2,327,919
Garmin Ltd.(a)	19,800	1,068,606
Leggett & Platt, Inc.	22,700	1,083,471
Lennar Corp. (Class A Stock)	34,600	1,826,880
Mohawk Industries, Inc.*	10,900	2,697,859
Newell Brands, Inc.	82,549	3,522,366
PulteGroup, Inc.(a)	48,085	1,314,163
Whirlpool Corp.	12,667	2,336,301

		16,177,565

Household Products — 1.7%
Church & Dwight Co., Inc.	42,600	2,063,970
Clorox Co. (The)	22,100	2,915,211
Colgate-Palmolive Co.	149,600	10,898,360
Kimberly-Clark Corp.	60,088	7,071,156
Procter & Gamble Co. (The)	431,206	39,231,122

		62,179,819

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,216,608
NRG Energy, Inc.	53,700	1,374,183

		2,590,791

Industrial Conglomerates — 2.1%
3M Co.	101,200	21,241,880
General Electric Co.	1,469,847	35,540,901
Honeywell International, Inc.	129,450	18,348,243
Roper Technologies, Inc.	17,300	4,210,820

		79,341,844

Insurance — 2.5%
Aflac, Inc.	67,200	5,469,408
Allstate Corp. (The)	62,188	5,715,699
American International Group, Inc.	149,729	9,191,863
Aon PLC	44,225	6,461,273
Arthur J. Gallagher & Co.	30,700	1,889,585
Assurant, Inc.	9,800	936,096
Brighthouse Financial, Inc.*	16,772	1,019,738
Chubb Ltd.	79,390	11,317,045
Cincinnati Financial Corp.	25,928	1,985,307
Everest Re Group Ltd.	6,500	1,484,535
Hartford Financial Services Group, Inc. (The)	63,000	3,492,090
Lincoln National Corp.	38,363	2,818,913
Loews Corp.	47,326	2,265,022
Marsh & McLennan Cos., Inc.	87,200	7,308,232
MetLife, Inc.	179,700	9,335,415
Principal Financial Group, Inc.	45,700	2,940,338
Progressive Corp. (The)	98,600	4,774,212
Torchmark Corp.	18,875	1,511,699
Travelers Cos., Inc. (The)	47,298	5,794,951
Unum Group	39,056	1,996,933
Willis Towers Watson PLC	21,600	3,331,368
XL Group Ltd. (Bermuda)	45,000	1,775,250

		92,814,972

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	67,170	64,573,879
Expedia, Inc.(a)	20,800	2,993,952
Netflix, Inc.*	72,990	13,236,737
Priceline Group, Inc. (The)*	8,370	15,323,963

TripAdvisor, Inc.*(a)	19,400	786,282

		96,914,813

Internet Software & Services — 4.7%
Akamai Technologies, Inc.*	29,400	1,432,368
Alphabet, Inc. (Class A Stock)*	50,489	49,162,149
Alphabet, Inc. (Class C Stock)*	50,790	48,713,197
eBay, Inc.*	171,100	6,580,506
Facebook, Inc. (Class A Stock)*	400,100	68,365,087
VeriSign, Inc.*(a)	15,200	1,617,128

		175,870,435

IT Services — 3.9%
Accenture PLC (Class A Stock)	105,100	14,195,857
Alliance Data Systems Corp.	8,600	1,905,330
Automatic Data Processing, Inc.	76,100	8,319,252
Cognizant Technology Solutions Corp. (Class A Stock)	100,800	7,312,032
CSRA, Inc.	24,600	793,842
DXC Technology Co.	47,150	4,049,242
Fidelity National Information Services, Inc.	56,100	5,239,179
Fiserv, Inc.*	36,100	4,655,456
Gartner, Inc.*	14,400	1,791,504
Global Payments, Inc.	26,000	2,470,780
International Business Machines Corp.	144,725	20,996,703
Mastercard, Inc. (Class A Stock)	158,800	22,422,560
Paychex, Inc.	54,750	3,282,810
PayPal Holdings, Inc.*	189,400	12,127,282
Total System Services, Inc.	28,293	1,853,191
Visa, Inc. (Class A Stock)(a)	311,300	32,761,212
Western Union Co. (The)(a)	81,204	1,559,117

		145,735,349

Leisure Products — 0.1%
Hasbro, Inc.	19,150	1,870,380
Mattel, Inc.(a)	57,281	886,710

		2,757,090

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	54,782	3,517,004
Illumina, Inc.*	25,000	4,980,000
Mettler-Toledo International, Inc.*	4,450	2,786,412
PerkinElmer, Inc.	18,600	1,282,842
Quintiles IMS Holdings, Inc.*	21,900	2,082,033
Thermo Fisher Scientific, Inc.	66,400	12,562,880
Waters Corp.*	13,700	2,459,424

		29,670,595

Machinery — 1.6%
Caterpillar, Inc.	99,400	12,396,174
Cummins, Inc.	26,500	4,452,795
Deere & Co.	51,150	6,423,928
Dover Corp.	26,400	2,412,696
Flowserve Corp.	22,500	958,275
Fortive Corp.	51,400	3,638,606
Illinois Tool Works, Inc.	52,975	7,838,181
Ingersoll-Rand PLC	44,200	3,941,314
PACCAR, Inc.	60,128	4,349,659
Parker-Hannifin Corp.	22,787	3,988,181
Pentair PLC (United Kingdom)	28,807	1,957,724
Snap-on, Inc.(a)	10,000	1,490,100

Stanley Black & Decker, Inc.	25,935	3,915,407
Xylem, Inc.	30,400	1,903,952

		59,666,992

Media — 2.8%
CBS Corp. (Class B Non-Voting Stock)	62,968	3,652,144
Charter Communications, Inc. (Class A Stock)*	34,300	12,465,306
Comcast Corp. (Class A Stock)	798,292	30,718,276
Discovery Communications, Inc. (Class A Stock)*(a)	26,300	559,927
Discovery Communications, Inc. (Class C Stock)*	37,500	759,750
DISH Network Corp. (Class A Stock)*	38,600	2,093,278
Interpublic Group of Cos., Inc. (The)	67,762	1,408,772
News Corp. (Class A Stock)	63,625	843,668
News Corp. (Class B Stock)	19,300	263,445
Omnicom Group, Inc.(a)	39,500	2,925,765
Scripps Networks Interactive, Inc. (Class A Stock)(a)	16,200	1,391,418
Time Warner, Inc.	131,315	13,453,222
Twenty-First Century Fox, Inc. (Class A Stock)	178,700	4,714,106
Twenty-First Century Fox, Inc. (Class B Stock)	78,500	2,024,515
Viacom, Inc. (Class B Stock)(a)	59,043	1,643,757
Walt Disney Co. (The)	257,976	25,428,694

		104,346,043

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.*	223,512	3,138,108
Newmont Mining Corp.	90,803	3,406,021
Nucor Corp.	54,600	3,059,784

		9,603,913

Multi-Utilities — 1.0%
Ameren Corp.	41,500	2,400,360
CenterPoint Energy, Inc.	72,810	2,126,780
CMS Energy Corp.	47,800	2,214,096
Consolidated Edison, Inc.	52,200	4,211,496
Dominion Energy, Inc.	106,784	8,214,893
DTE Energy Co.	30,600	3,285,216
NiSource, Inc.	55,500	1,420,245
Public Service Enterprise Group, Inc.	86,000	3,977,500
SCANA Corp.	24,300	1,178,307
Sempra Energy	42,754	4,879,514
WEC Energy Group, Inc.	53,876	3,382,336

		37,290,743

Multiline Retail — 0.4%
Dollar General Corp.	43,000	3,485,150
Dollar Tree, Inc.*	40,147	3,485,563
Kohl’s Corp.(a)	30,200	1,378,630
Macy’s, Inc.	51,620	1,126,348
Nordstrom, Inc.	18,900	891,135
Target Corp.	93,768	5,533,250

		15,900,076

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	95,226	4,651,790
Andeavor	24,700	2,547,805
Apache Corp.(a)	64,350	2,947,230
Cabot Oil & Gas Corp.	80,700	2,158,725
Chesapeake Energy Corp.*(a)	125,800	540,940
Chevron Corp.	320,842	37,698,935
Cimarex Energy Co.	16,500	1,875,555

Concho Resources, Inc.*	25,200	3,319,344
ConocoPhillips	208,829	10,451,891
Devon Energy Corp.	89,700	3,292,887
EOG Resources, Inc.	97,900	9,470,846
EQT Corp.(a)	29,300	1,911,532
Exxon Mobil Corp.	716,704	58,755,394
Hess Corp.(a)	46,175	2,165,146
Kinder Morgan, Inc.	326,443	6,261,177
Marathon Oil Corp.	142,994	1,938,999
Marathon Petroleum Corp.	89,294	5,007,608
Newfield Exploration Co.*	35,000	1,038,450
Noble Energy, Inc.	74,400	2,109,984
Occidental Petroleum Corp.	129,700	8,328,037
ONEOK, Inc.	61,540	3,409,931
Phillips 66	74,764	6,849,130
Pioneer Natural Resources Co.	29,000	4,278,660
Range Resources Corp.(a)	31,700	620,369
Valero Energy Corp.	76,600	5,892,838
Williams Cos., Inc. (The)	140,400	4,213,404

		191,736,607

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	78,200	1,292,646
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,100	4,108,704

		5,401,350

Pharmaceuticals — 4.8%
Allergan PLC	57,256	11,734,617
Bristol-Myers Squibb Co.	279,940	17,843,376
Eli Lilly & Co.	164,600	14,079,884
Johnson & Johnson	454,496	59,089,025
Merck & Co., Inc.	463,203	29,658,888
Mylan NV*	78,900	2,475,093
Perrigo Co. PLC(a)	23,700	2,006,205
Pfizer, Inc.	1,011,223	36,100,661
Zoetis, Inc.	83,900	5,349,464

		178,337,213

Professional Services — 0.3%
Equifax, Inc.	20,500	2,172,795
IHS Markit Ltd.*	55,500	2,446,440
Nielsen Holdings PLC	57,100	2,366,795
Robert Half International, Inc.	22,000	1,107,480
Verisk Analytics, Inc.*	26,300	2,187,897

		10,281,407

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	52,200	1,977,336

Road & Rail — 0.9%
CSX Corp.	156,772	8,506,449
J.B. Hunt Transport Services, Inc.	14,900	1,655,092
Kansas City Southern	18,500	2,010,580
Norfolk Southern Corp.	49,700	6,572,328
Union Pacific Corp.	137,100	15,899,487

		34,643,936

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.*(a)	126,100	1,607,775

Analog Devices, Inc.	62,223	5,361,756
Applied Materials, Inc.	183,000	9,532,470
Broadcom Ltd.	68,260	16,555,780
Intel Corp.	797,600	30,372,608
KLA-Tencor Corp.	26,900	2,851,400
Lam Research Corp.	27,600	5,107,104
Microchip Technology, Inc.(a)	37,800	3,393,684
Micron Technology, Inc.*	179,200	7,047,936
NVIDIA Corp.	99,950	17,868,062
Qorvo, Inc.*	21,886	1,546,902
QUALCOMM, Inc.	251,150	13,019,616
Skyworks Solutions, Inc.	31,800	3,240,420
Texas Instruments, Inc.	169,400	15,185,016
Xilinx, Inc.	42,300	2,996,109

		135,686,638

Software — 5.0%
Activision Blizzard, Inc.	121,700	7,850,867
Adobe Systems, Inc.*	84,075	12,542,309
ANSYS, Inc.*	13,200	1,620,036
Autodesk, Inc.*	34,470	3,869,602
CA, Inc.	52,873	1,764,901
Cadence Design Systems, Inc.*	37,400	1,476,178
Citrix Systems, Inc.*	26,100	2,005,002
Electronic Arts, Inc.*	52,400	6,186,344
Intuit, Inc.	41,300	5,870,382
Microsoft Corp.	1,304,300	97,157,307
Oracle Corp.	509,595	24,638,918
Red Hat, Inc.*	30,600	3,392,316
salesforce.com, Inc.*	111,600	10,425,672
Symantec Corp.	105,211	3,451,973
Synopsys, Inc.*	25,600	2,061,568

		184,313,375

Specialty Retail — 2.1%
Advance Auto Parts, Inc.(a)	12,560	1,245,952
AutoZone, Inc.*	4,810	2,862,479
Best Buy Co., Inc.(a)	44,725	2,547,536
CarMax, Inc.*(a)	31,900	2,418,339
Foot Locker, Inc.	22,900	806,538
Gap, Inc. (The)	37,187	1,098,132
Home Depot, Inc. (The)	199,569	32,641,506
L Brands, Inc.(a)	41,196	1,714,166
Lowe’s Cos., Inc.	142,725	11,409,436
O’Reilly Automotive, Inc.*	15,200	3,273,624
Ross Stores, Inc.	67,100	4,332,647
Signet Jewelers Ltd.(a)	12,100	805,255
Tiffany & Co.	18,500	1,697,930
TJX Cos., Inc. (The)	109,700	8,088,181
Tractor Supply Co.(a)	22,000	1,392,380
Ulta Beauty, Inc.*	10,000	2,260,600

		78,594,701

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	874,355	134,755,593
Hewlett Packard Enterprise Co.	283,466	4,169,785
HP, Inc.	286,966	5,727,841
NetApp, Inc.	46,700	2,043,592
Seagate Technology PLC(a)	50,400	1,671,768
Western Digital Corp.	49,568	4,282,675

Xerox Corp.	36,002	1,198,507

		153,849,761

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	48,200	1,941,496
Hanesbrands, Inc.(a)	62,100	1,530,144
Michael Kors Holdings Ltd.*(a)	27,700	1,325,445
NIKE, Inc. (Class B Stock)	224,000	11,614,400
PVH Corp.	13,300	1,676,598
Ralph Lauren Corp.(a)	9,800	865,242
Under Armour, Inc. (Class A Stock)*(a)	31,200	514,176
Under Armour, Inc. (Class C Stock)*(a)	30,603	459,657
VF Corp.(a)	54,944	3,492,790

		23,419,948

Tobacco — 1.3%
Altria Group, Inc.	327,300	20,757,366
Philip Morris International, Inc.	263,300	29,228,933

		49,986,299

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	49,600	2,260,768
United Rentals, Inc.*	14,500	2,011,730
W.W. Grainger, Inc.(a)	9,400	1,689,650

		5,962,148

Water Utilities — 0.1%
American Water Works Co., Inc.	30,100	2,435,391

TOTAL COMMON STOCKS (cost $1,172,955,911)		3,649,165,733

EXCHANGE TRADED FUND — 0.1%
iShares Core S&P 500 ETF (cost $3,339,973)	14,000	3,541,020

TOTAL LONG-TERM INVESTMENTS (cost $1,176,295,884)		3,652,706,753

SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	61,681,194	61,681,194
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $158,616,475; includes $158,439,998 of cash collateral for securities on loan)(b)(w)	158,612,123	158,627,984

TOTAL AFFILIATED MUTUAL FUNDS (cost $220,297,669)		220,309,178

	Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills, 0.990%, 12/21/17 (cost $2,793,636)(k)(n)	2,800	2,793,824

TOTAL SHORT-TERM INVESTMENTS (cost $223,091,305)		223,103,002

TOTAL INVESTMENTS 104.2% (cost $1,399,387,189)	3,875,809,755
Liabilities in excess of other assets(z) (4.2)%	(155,922,007)

NET ASSETS 100.0%	$3,719,887,748

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,629,002; cash collateral of $158,439,998 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate quoted represents yield to maturity as of purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
96	S&P 500 Index	Dec. 2017	$59,519,458	$60,386,400	$866,942
50	S&P 500 E-mini	Dec. 2017	6,231,262	6,290,250	58,988

					$925,930

A security with a market value of $2,793,824 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$91,854,070	$—	$—
Air Freight & Logistics	27,119,845	—	—
Airlines	18,672,748	—	—
Auto Components	7,681,887	—	—
Automobiles	18,530,494	—	—
Banks	236,685,554	—	—
Beverages	72,895,218	—	—
Biotechnology	116,907,406	—	—
Building Products	13,091,982	—	—

Capital Markets	110,043,171	—	—
Chemicals	80,681,517	—	—
Commercial Services & Supplies	11,184,330	—	—
Communications Equipment	36,829,888	—	—
Construction & Engineering	3,194,707	—	—
Construction Materials	4,942,204	—	—
Consumer Finance	27,202,903	—	—
Containers & Packaging	13,515,889	—	—
Distributors	4,290,217	—	—
Diversified Consumer Services	950,632	—	—
Diversified Financial Services	60,845,133	—	—
Diversified Telecommunication Services	79,502,436	—	—
Electric Utilities	71,390,068	—	—
Electrical Equipment	20,483,473	—	—
Electronic Equipment, Instruments & Components	15,034,526	—	—
Energy Equipment & Services	31,343,068	—	—
Equity Real Estate Investment Trusts (REITs)	105,822,952	—	—
Food & Staples Retailing	65,047,907	—	—
Food Products	45,687,705	—	—
Health Care Equipment & Supplies	99,690,104	—	—
Health Care Equipment & Supplies	2,235,240	—	—
Health Care Providers & Services	100,074,682	—	—
Health Care Technology	3,594,528	—	—
Hotels, Restaurants & Leisure	64,652,099	—	—
Household Durables	16,177,565	—	—
Household Products	62,179,819	—	—
Independent Power & Renewable Electricity Producers	2,590,791	—	—
Industrial Conglomerates	79,341,844	—	—
Insurance	92,814,972	—	—
Internet & Direct Marketing Retail	96,914,813	—	—
Internet Software & Services	175,870,435	—	—
IT Services	145,735,349	—	—
Leisure Products	2,757,090	—	—
Life Sciences Tools & Services	29,670,595	—	—
Machinery	59,666,992	—	—
Media	104,346,043	—	—
Metals & Mining	9,603,913	—	—
Multi-Utilities	37,290,743	—	—
Multiline Retail	15,900,076	—	—
Oil, Gas & Consumable Fuels	191,736,607	—	—
Personal Products	5,401,350	—	—
Pharmaceuticals	178,337,213	—	—
Professional Services	10,281,407	—	—
Real Estate Management & Development	1,977,336	—	—
Road & Rail	34,643,936	—	—
Semiconductors & Semiconductor Equipment	135,686,638	—	—
Software	184,313,375	—	—
Specialty Retail	78,594,701	—	—
Technology Hardware, Storage & Peripherals	153,849,761	—	—
Textiles, Apparel & Luxury Goods	23,419,948	—	—
Tobacco	49,986,299	—	—
Trading Companies & Distributors	5,962,148	—	—
Water Utilities	2,435,391	—	—
Exchange Traded Fund	3,541,020	—	—
Affiliated Mutual Funds	220,309,178	—	—
U.S. Treasury Obligation	—	2,793,824	—
Other Financial Instruments*
Futures Contracts	925,930	—	—

Total	$3,873,941,861	$2,793,824	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Value Portfolio

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 3.8%
Boeing Co. (The)	119,974	$30,498,591
United Technologies Corp.	200,424	23,265,218

		53,763,809

Air Freight & Logistics — 0.7%
FedEx Corp.	45,375	10,235,693

Banks — 15.9%
Bank of America Corp.	1,764,722	44,718,056
BB&T Corp.	571,307	26,817,151
Citigroup, Inc.	523,704	38,094,229
JPMorgan Chase & Co.	706,919	67,517,834
PNC Financial Services Group, Inc. (The)	230,685	31,089,417
Wells Fargo & Co.	349,640	19,282,646

		227,519,333

Biotechnology — 1.1%
Shire PLC, ADR	105,284	16,123,192

Building Products — 0.5%
Johnson Controls International PLC	176,941	7,128,953

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	125,511	29,769,954

Chemicals — 3.2%
DowDuPont, Inc.	345,133	23,893,558
FMC Corp.(a)	237,323	21,195,317

		45,088,875

Communications Equipment — 1.5%
Cisco Systems, Inc.	634,691	21,344,658

Consumer Finance — 3.4%
Capital One Financial Corp.	301,782	25,548,864
SLM Corp.*	2,015,294	23,115,422

		48,664,286

Containers & Packaging — 0.8%
Sealed Air Corp.	280,117	11,966,598

Electric Utilities — 3.8%
Exelon Corp.	567,262	21,368,759
PG&E Corp.	491,263	33,450,098

		54,818,857

Electrical Equipment — 1.4%
Eaton Corp. PLC	264,951	20,345,587

Electronic Equipment, Instruments & Components — 1.5%
Flex Ltd.*(a)	1,284,480	21,283,834

Energy Equipment & Services — 1.7%
Halliburton Co.	533,296	24,547,615

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	156,012	21,323,720

Food & Staples Retailing — 1.7%
Wal-Mart Stores, Inc.	306,505	23,950,301

Food Products — 2.4%
Conagra Brands, Inc.	607,019	20,480,821
Mondelez International, Inc. (Class A Stock)	350,309	14,243,564

		34,724,385

Health Care Equipment & Supplies — 1.6%
Zimmer Biomet Holdings, Inc.	193,199	22,621,671

Health Care Providers & Services — 3.3%
Cigna Corp.	135,220	25,278,027
Laboratory Corp. of America Holdings*	148,159	22,367,564

		47,645,591

Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	232,843	15,034,673
Hyatt Hotels Corp. (Class A Stock)*	357,063	22,062,923
McDonald’s Corp.	108,174	16,948,702

		54,046,298

Household Durables — 1.1%
Newell Brands, Inc.	355,536	15,170,721

Household Products — 2.4%
Procter & Gamble Co. (The)	371,795	33,825,909

Industrial Conglomerates — 0.9%
General Electric Co.	503,302	12,169,842

Insurance — 4.5%
Brighthouse Financial, Inc.*	175,392	10,663,834
Chubb Ltd.,	200,066	28,519,408
MetLife, Inc.	481,279	25,002,444

		64,185,686

Internet Software & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	19,614	19,098,544
eBay, Inc.*	446,009	17,153,506

		36,252,050

IT Services — 1.1%
DXC Technology Co.	185,374	15,919,919

Media — 4.1%
Comcast Corp. (Class A Stock)	690,770	26,580,829
Liberty Global PLC (United Kingdom) (Series C)*	351,382	11,490,191
Twenty-First Century Fox, Inc. (Class A Stock)	493,170	13,009,825
Viacom, Inc. (Class B Stock)	259,565	7,226,290

		58,307,135

Oil, Gas & Consumable Fuels — 8.2%
Anadarko Petroleum Corp.	215,469	10,525,661
Chevron Corp.	305,403	35,884,852
Noble Energy, Inc.	392,352	11,127,103
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	597,854	36,217,995
Suncor Energy, Inc. (Canada)	659,542	23,103,756

		116,859,367

Pharmaceuticals — 7.3%
Allergan PLC	86,141	17,654,598

Bristol-Myers Squibb Co.	93,353	5,950,320
Eli Lilly & Co.	253,333	21,670,105
Merck & Co., Inc.	418,775	26,814,163
Pfizer, Inc.	889,466	31,753,936

		103,843,122

Road & Rail — 2.5%
Ryder System, Inc.	162,588	13,746,815
Union Pacific Corp.	195,950	22,724,322

		36,471,137

Semiconductors & Semiconductor Equipment — 1.5%
Texas Instruments, Inc.	241,839	21,678,448

Software — 2.9%
Microsoft Corp.	286,885	21,370,063
PTC, Inc.*	369,456	20,792,984

		42,163,047

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	132,766	20,461,896

Textiles, Apparel & Luxury Goods — 1.3%
Coach, Inc.	453,875	18,282,085

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC (United Kingdom), ADR(a)	694,993	19,779,501

TOTAL LONG-TERM INVESTMENTS (cost $995,423,060)		1,412,283,075

SHORT-TERM INVESTMENTS — 4.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	15,616,482	15,616,482
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $49,408,051; includes $49,366,914 of cash collateral for securities on loan)(b)(w)	49,403,113	49,408,054

TOTAL SHORT-TERM INVESTMENTS (cost $65,024,533)		65,024,536

TOTAL INVESTMENTS — 103.3% (cost $1,060,447,593)		1,477,307,611
Liabilities in excess of other assets — (3.3)%		(47,406,973)

NET ASSETS — 100.0%		$1,429,900,638

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,509,884; cash collateral of $49,366,914 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$53,763,809	$—	$—
Air Freight & Logistics	10,235,693	—	—
Banks	227,519,333	—	—
Biotechnology	16,123,192	—	—
Building Products	7,128,953	—	—
Capital Markets	29,769,954	—	—
Chemicals	45,088,875	—	—
Communications Equipment	21,344,658	—	—
Consumer Finance	48,664,286	—	—
Containers & Packaging	11,966,598	—	—
Electric Utilities	54,818,857	—	—
Electrical Equipment	20,345,587	—	—
Electronic Equipment, Instruments & Components	21,283,834	—	—
Energy Equipment & Services	24,547,615	—	—
Equity Real Estate Investment Trusts (REITs)	21,323,720	—	—
Food & Staples Retailing	23,950,301	—	—
Food Products	34,724,385	—	—
Health Care Equipment & Supplies	22,621,671	—	—
Health Care Providers & Services	47,645,591	—	—
Hotels, Restaurants & Leisure	54,046,298	—	—
Household Durables	15,170,721	—	—
Household Products	33,825,909	—	—
Industrial Conglomerates	12,169,842	—	—
Insurance	64,185,686	—	—
Internet Software & Services	36,252,050	—	—
IT Services	15,919,919	—	—
Media	58,307,135	—	—
Oil, Gas & Consumable Fuels	116,859,367	—	—
Pharmaceuticals	103,843,122	—	—
Road & Rail	36,471,137	—	—
Semiconductors & Semiconductor Equipment	21,678,448	—	—
Software	42,163,047	—	—
Technology Hardware, Storage & Peripherals	20,461,896	—	—
Textiles, Apparel & Luxury Goods	18,282,085	—	—
Wireless Telecommunication Services	19,779,501	—	—
Affiliated Mutual Funds	65,024,536	—	—

Total	$1,477,307,611	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Schedule of Investments

As of September 30, 2017

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
ZAR	South African Rand

Index
CDX	Credit Derivative Index

Other
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
BROIS	Brazil Interbank Offered Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average

EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investmemt Conduit Security
RSP	Non-Voting Shares
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United Stated Overnight Index Swap

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

The Government Money Market Portfolio’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. The Portfolios may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, a series of the Prudential Investment Portfolio 2, registered under the 1940 Act and managed by PGIM Investments.

Each Portfolio may invest up to 15% of its net assets (the Government Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 20, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date November 20, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 20, 2017

*	Print the name and title of each signing officer under his or her signature.